MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 96.3%

CORPORATE DEBT — 38.5%
Advertising — 0.1%
The Interpublic Group of Cos., Inc. 3.750% 10/01/21	$560,000	$575,598
Agriculture — 1.3%
BAT Capital Corp. 3.222% 8/15/24	1,100,000	1,125,166
Bunge Ltd. Finance Corp. 3.500% 11/24/20	1,690,000	1,711,082
Imperial Brands Finance PLC 3.125% 7/26/24 (a)	1,043,000	1,053,435
3.500% 2/11/23 (a)	979,000	1,002,088
Reynolds American, Inc. 4.000% 6/12/22	1,500,000	1,561,395
		6,453,166
Airlines — 0.0%
American Airlines Pass-Through Trust, Series 2014-1, Class B, 4.375% 4/01/24	64,133	66,006
Auto Manufacturers — 1.3%
Ford Motor Credit Co. LLC 3 mo. USD LIBOR + .810% 2.853% FRN 4/05/21	660,000	656,922
3 mo. USD LIBOR + 1.235% 3.145% FRN 2/15/23	1,130,000	1,111,097
3.350% 11/01/22	935,000	944,513
General Motors Financial Co., Inc. 3.250% 1/05/23	2,465,000	2,519,492
Hyundai Capital America 2.850% 11/01/22 (a)	810,000	819,027
Nissan Motor Acceptance Corp. 1.900% 9/14/21 (a)	485,000	481,361
		6,532,412
Banks — 7.2%
Banco Santander SA 3.500% 4/11/22	1,600,000	1,643,724
Bank of America Corp. 3 mo. USD LIBOR + .930% 2.816% VRN 7/21/23	5,530,000	5,618,450
Barclays Bank PLC 10.179% 6/12/21 (a)	1,522,000	1,691,891
Barclays PLC 3 mo. USD LIBOR + 1.380% 3.284% FRN 5/16/24	945,000	955,793
Citigroup, Inc. 3 mo. USD LIBOR + .722% 3.142% VRN 1/24/23	2,770,000	2,824,276
Credit Suisse AG 6.500% 8/08/23 (a)	2,400,000	2,673,000
Discover Bank 3.350% 2/06/23	1,432,000	1,476,850
4.200% 8/08/23	1,000,000	1,063,115
First Horizon National Corp. 3.500% 12/15/20	1,290,000	1,304,184
The Goldman Sachs Group, Inc. 3.200% 2/23/23	5,880,000	6,045,320
HSBC Holdings PLC 4.250% 3/14/24	1,240,000	1,315,823
JP Morgan Chase & Co. 4.500% 1/24/22	2,570,000	2,698,559
Mitsubishi UFJ Financial Group, Inc. 2.665% 7/25/22	1,750,000	1,775,928
Morgan Stanley 3.750% 2/25/23	2,625,000	2,748,927
Sumitomo Mitsui Financial Group, Inc. 2.448% 9/27/24 (b)	1,305,000	1,308,335
Synchrony Bank 3.000% 6/15/22	750,000	764,712
		35,908,887
Beverages — 1.0%
Anheuser-Busch InBev Worldwide, Inc. 3.500% 1/12/24	2,125,000	2,239,428
Bacardi Ltd. 4.450% 5/15/25 (a)	206,000	222,169
Keurig Dr Pepper, Inc. 4.057% 5/25/23	1,450,000	1,529,317
Molson Coors Brewing Co. 2.100% 7/15/21	310,000	310,272
3.500% 5/01/22	720,000	740,226
		5,041,412
Building Materials — 0.5%
Martin Marietta Materials, Inc. 3 mo. USD LIBOR + .650% 2.549% FRN 5/22/20	780,000	780,903
Masco Corp. 3.500% 4/01/21	270,000	274,022
Standard Industries, Inc. 5.500% 2/15/23 (a)	1,472,000	1,495,920
		2,550,845
Chemicals — 1.5%
DuPont de Nemours, Inc. 4.205% 11/15/23	1,265,000	1,353,485
Huntsman International LLC 5.125% 11/15/22	2,410,000	2,574,274
RPM International, Inc. 3.450% 11/15/22	43,000	44,089
The Sherwin-Williams Co. 2.750% 6/01/22	558,000	567,767

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Syngenta Finance NV 3.698% 4/24/20 (a)	$1,165,000	$1,168,666
4.441% 4/24/23 (a)	1,460,000	1,524,772
		7,233,053
Computers — 1.0%
Dell International LLC/EMC Corp. 4.000% 7/15/24 (a)	1,113,000	1,166,117
Genpact Luxembourg Sarl 3.375% 12/01/24	905,000	909,197
3.700% STEP 4/01/22	1,480,000	1,501,541
Leidos Holdings, Inc. 4.450% 12/01/20	1,511,000	1,530,553
		5,107,408
Diversified Financial Services — 2.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.875% 8/14/24	2,190,000	2,209,706
Aircastle Ltd. 5.000% 4/01/23	2,390,000	2,556,299
Ameriprise Financial, Inc. 3.000% 3/22/22	405,000	414,284
3.700% 10/15/24	285,000	304,457
4.000% 10/15/23	255,000	273,334
Antares Holdings LP 6.000% 8/15/23 (a)	1,172,000	1,233,097
Brookfield Finance, Inc. 4.000% 4/01/24	1,520,000	1,630,317
LeasePlan Corp. NV 2.875% 10/24/24 (a)	715,000	714,757
Park Aerospace Holdings Ltd. 5.250% 8/15/22 (a)	3,310,000	3,526,474
Synchrony Financial 2.850% 7/25/22	1,540,000	1,559,030
		14,421,755
Electric — 1.0%
Ameren Corp. 2.500% 9/15/24	865,000	868,859
2.700% 11/15/20	815,000	819,365
EDP Finance BV 4.125% 1/15/20 (a)	795,000	794,138
Enel Finance International NV 2.875% 5/25/22 (a)	755,000	764,753
Entergy Texas, Inc. 2.550% 6/01/21	605,000	605,383
Puget Energy, Inc. 6.000% 9/01/21	740,000	785,898
6.500% 12/15/20	334,000	347,392
		4,985,788
Electronics — 0.4%
The ADT Security Corp. 6.250% 10/15/21	1,260,000	1,329,300
FLIR Systems, Inc. 3.125% 6/15/21	650,000	655,281
		1,984,581
Foods — 0.3%
McCormick & Co., Inc. 2.700% 8/15/22	1,270,000	1,290,213
Household Products & Wares — 0.4%
Church & Dwight Co., Inc. 2.875% 10/01/22	1,993,000	2,030,457
Housewares — 0.4%
Newell Brands, Inc. 3.850% STEP 4/01/23	1,730,000	1,797,835
Insurance — 2.9%
American International Group, Inc. 3.750% 7/10/25	1,240,000	1,327,230
AmTrust Financial Services, Inc. 6.125% 8/15/23	1,505,000	1,536,970
Athene Global Funding 2.750% 6/25/24 (a)	2,650,000	2,676,966
CNA Financial Corp. 5.750% 8/15/21	901,000	952,420
Enstar Group Ltd. 4.500% 3/10/22	1,800,000	1,866,418
Jackson National Life Global Funding 2.500% 6/27/22 (a) (b)	1,540,000	1,561,717
Lincoln National Corp. 4.000% 9/01/23	310,000	330,091
6.250% 2/15/20	740,000	743,414
Reinsurance Group of America, Inc. 5.000% 6/01/21	1,015,000	1,054,280
Trinity Acquisition PLC 3.500% 9/15/21	1,215,000	1,238,362
Willis Towers Watson PLC 5.750% 3/15/21	840,000	875,557
		14,163,425
Investment Companies — 1.4%
Ares Capital Corp. 4.200% 6/10/24	2,499,000	2,616,943
BlackRock TCP Capital Corp. 3.900% 8/23/24	835,000	853,192
4.125% 8/11/22	1,805,000	1,869,214
TPG Specialty Lending, Inc. 3.875% 11/01/24	1,665,000	1,677,264
		7,016,613
Iron & Steel — 0.1%
Steel Dynamics, Inc. 2.800% 12/15/24	610,000	613,911
Lodging — 0.5%
Las Vegas Sands Corp. 3.200% 8/08/24	2,165,000	2,229,096

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Machinery – Diversified — 0.3%
CNH Industrial Capital LLC 3.875% 10/15/21	$1,015,000	$1,041,533
4.875% 4/01/21	590,000	609,175
		1,650,708
Media — 0.7%
Discovery Communications LLC 2.950% 3/20/23	1,170,000	1,192,467
Sirius XM Radio, Inc. 3.875% 8/01/22 (a)	2,200,000	2,246,750
		3,439,217
Mining — 1.1%
Glencore Funding LLC 4.125% 5/30/23 (a)	1,480,000	1,542,314
Kinross Gold Corp. 5.125% 9/01/21	550,000	572,000
5.950% 3/15/24	1,950,000	2,164,500
Newcrest Finance Pty Ltd. 4.200% 10/01/22 (a)	1,170,000	1,219,852
		5,498,666
Office Equipment/Supplies — 0.2%
Pitney Bowes, Inc. 4.125% STEP 10/01/21	1,210,000	1,226,638
Oil & Gas — 1.0%
Antero Resources Corp. 5.375% 11/01/21	1,149,000	1,094,063
Continental Resources, Inc. 5.000% 9/15/22	1,017,000	1,024,295
Diamondback Energy, Inc. 2.875% 12/01/24	1,360,000	1,375,881
EQT Corp. 3.000% 10/01/22 (b)	1,610,000	1,582,322
		5,076,561
Packaging & Containers — 0.3%
Graphic Packaging International LLC 4.750% 4/15/21	1,510,000	1,545,862
Pharmaceuticals — 2.6%
AbbVie, Inc. 2.300% 11/21/22 (a)	1,275,000	1,281,445
Allergan Funding SCS 3.800% 3/15/25	1,245,000	1,308,380
Becton Dickinson and Co. 3 mo. USD LIBOR + .875% 2.836% FRN 12/29/20	727,000	727,357
Bristol-Myers Squibb Co. 4.000% 8/15/23 (a)	474,000	505,083
Cardinal Health, Inc. 3 mo. USD LIBOR + .770% 2.664% FRN 6/15/22	1,745,000	1,752,553
Cigna Corp. 3.300% 2/25/21 (a)	1,645,000	1,666,033
4.000% 2/15/22 (a)	971,000	1,002,578
CVS Health Corp. 2.625% 8/15/24	455,000	458,881
3.700% 3/09/23	1,065,000	1,110,088
Mylan, Inc. 3.125% 1/15/23 (a)	1,375,000	1,395,303
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	1,000,000	1,019,017
Teva Pharmaceutical Finance Netherlands III BV 2.200% 7/21/21	654,000	633,366
		12,860,084
Pipelines — 1.8%
Energy Transfer Operating LP 4.200% 9/15/23	2,370,000	2,488,739
EnLink Midstream Partners LP 4.400% 4/01/24	1,340,000	1,299,934
EQM Midstream Partners LP 4.750% 7/15/23	1,305,000	1,309,165
MPLX LP 3 mo. USD LIBOR + 1.100% 2.985% FRN 9/09/22	2,605,000	2,615,409
Plains All American Pipeline LP/PAA Finance Corp. 3.850% 10/15/23	952,000	985,934
		8,699,181
Private Equity — 0.3%
Hercules Capital, Inc. 4.625% 10/23/22	1,495,000	1,507,164
Real Estate Investment Trusts (REITS) — 1.8%
CubeSmart LP 4.375% 12/15/23	764,000	813,541
Essex Portfolio LP 3.500% 4/01/25	330,000	346,480
3.875% 5/01/24	424,000	448,274
SBA Tower Trust 2.836% 1/15/50 (a)	3,350,000	3,384,147
3.168% 4/09/47 (a)	880,000	889,010
Service Properties Trust 4.350% 10/01/24	173,000	177,789
Tanger Properties LP 3.875% 12/01/23	1,325,000	1,364,227
VEREIT Operating Partnership LP 4.600% 2/06/24	1,410,000	1,523,488
		8,946,956
Retail — 1.8%
Advance Auto Parts, Inc. 4.500% 12/01/23	990,000	1,061,178

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Dollar Tree, Inc. 3.700% 5/15/23	$2,620,000	$2,730,167
O’Reilly Automotive, Inc. 3.800% 9/01/22	191,000	198,711
3.850% 6/15/23	2,206,000	2,308,249
QVC, Inc. 4.375% 3/15/23	2,500,000	2,580,626
		8,878,931
Semiconductors — 0.7%
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.000% 1/15/22	1,215,000	1,232,975
Microchip Technology, Inc. 3.922% 6/01/21	905,000	925,526
NXP BV/NXP Funding LLC 4.125% 6/01/21 (a)	1,225,000	1,255,977
		3,414,478
Telecommunications — 0.8%
Qwest Corp 6.750% 12/01/21	1,255,000	1,351,271
Sprint Communications, Inc. 9.250% 4/15/22	800,000	914,000
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	1,870,000	1,943,641
		4,208,912
Transportation — 0.4%
Ryder System, Inc. 2.500% 9/01/22	40,000	40,204
3.400% 3/01/23	485,000	500,228
3.750% 6/09/23	1,370,000	1,431,516
		1,971,948
Trucking & Leasing — 0.5%
DAE Funding LLC 4.000% 8/01/20 (a) (b)	522,000	525,262
Penske Truck Leasing Co. LP/PTL Finance Corp. 4.875% 7/11/22 (a)	1,900,000	2,021,011
		2,546,273

TOTAL CORPORATE DEBT (Cost $187,346,034)		191,474,040

MUNICIPAL OBLIGATIONS — 0.2%
Louisiana State Public Facilities Authority, Series 2011-A, Class A2, 3 mo. USD LIBOR + 0.900% 2.840% FRN 4/26/27	58,145	58,200
Pennsylvania Higher Education Assistance Agency, Series 2006-2, Class B, 28 day ARS 2.820% FRN 10/25/42	800,000	790,016
		848,216

TOTAL MUNICIPAL OBLIGATIONS (Cost $847,145)		848,216

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 56.2%
Auto Floor Plan ABS — 0.5%
Navistar Financial Dealer Note Master Owner Trust II Series 2019-1, Class C, 1 mo. USD LIBOR + .950% 2.742% FRN 5/25/24 (a)	856,000	856,591
Series 2018-1, Class C, 1 mo. USD LIBOR + 1.050% 2.842% FRN 9/25/23 (a)	280,000	280,239
Series 2019-1, Class D, 1 mo. USD LIBOR + 1.450% 3.242% FRN 5/25/24 (a)	768,000	767,999
Series 2018-1, Class D, 1 mo. USD LIBOR + 1.550% 3.342% FRN 9/25/23 (a)	471,000	471,439
		2,376,268
Automobile ABS — 6.4%
American Credit Acceptance Receivables Trust, Series 2019-1, Class C 3.500% 4/14/25 (a)	1,625,000	1,647,262
AmeriCredit Automobile Receivables Trust, Series 2019-3, Class D 2.580% 9/18/25	1,425,000	1,420,427
Avis Budget Rental Car Funding AESOP LLC Series 2019-3A, Class B, 2.650% 3/20/26 (a)	4,150,000	4,101,082
Series 2019-3A, Class C, 3.150% 3/20/26 (a)	2,764,000	2,732,828
Series 2019-1A, Class C, 4.530% 3/20/23 (a)	633,000	647,937
Series 2018-1A, Class C, 4.730% 9/20/24 (a)	1,270,000	1,328,000
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class B 3.630% 1/19/24 (a)	460,000	470,103
Carmax Auto Owner Trust, Series 2019-4, Class D 2.800% 4/15/26	1,399,000	1,389,920
Carvana Auto Receivables Trust, Series 2019-4A, Class D 3.070% 7/15/25 (a)	1,734,000	1,730,482

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Drive Auto Receivables Trust Series 2019-4, Class D, 2.700% 2/16/27	$1,333,000	$1,329,531
Series 2019-1, Class C, 3.780% 4/15/25	1,050,000	1,067,276
DT Auto Owner Trust, Series 2019-1A, Class C 3.610% 11/15/24 (a)	240,000	244,045
Exeter Automobile Receivables Trust Series 2018-4A, Class A, 3.050% 12/15/21 (a)	50,945	50,971
Series 2019-3A, Class D, 3.110% 8/15/25 (a)	985,000	991,619
Series 2019-1A, Class B, 3.450% 2/15/23 (a)	400,000	403,125
GLS Auto Receivables Trust, Series 2018-3A, Class A 3.350% 8/15/22 (a)	308,854	310,087
Hertz Fleet Lease Funding LP, Series 2019-1, Class D 3.440% 1/10/33 (a)	1,976,000	1,989,365
Hertz Vehicle Financing LLC Series 2019-3A, Class B, 3.030% 12/26/25 (a)	1,036,000	1,030,817
Series 2017-1A, Class B, 3.560% 10/25/21 (a)	1,430,000	1,438,399
Series 2018-1A, Class B, 3.600% 2/25/24 (a)	2,920,000	2,973,843
Series 2018-3A, Class B, 4.370% 7/25/24 (a)	950,000	990,292
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class C 2.820% 7/15/24 (a)	885,000	886,612
Santander Revolving Auto Loan Trust Series 2019-A, Class B, 2.800% 1/26/32 (a)	399,000	396,968
Series 2019-A, Class C, 3.000% 1/26/32 (a)	258,000	255,946
Series 2019-A, Class D, 3.450% 1/26/32 (a)	520,000	516,024
Westlake Automobile Receivables Trust, Series 2019-3A, Class E 3.590% 3/17/25 (a)	1,395,000	1,398,134
		31,741,095
Commercial MBS — 3.6%
BAMLL Commercial Mortgage Securities Trust Series 2018-DSNY, Class C, 1 mo. USD LIBOR + 1.350% 3.090% FRN 9/15/34 (a)	300,000	299,830
Series 2019-BPR, Class CMP, 4.024% VRN 11/05/32 (a) (c)	800,000	816,029
Series 2019-BPR, Class DMP, 4.024% VRN 11/05/32 (a) (c)	1,110,000	1,093,579
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM, 5.450% VRN 1/12/45 (c)	170,859	170,958
BHMS Mortgage Trust Series 2018-ATLS, Class A, 1 mo. USD LIBOR + 1.250% 2.990% FRN 7/15/35 (a)	1,880,000	1,876,472
Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500% 3.240% FRN 7/15/35 (a)	2,600,000	2,595,115
BX Commercial Mortgage Trust Series 2018-IND, Class E, 1 mo. USD LIBOR + 1.700% 3.440% FRN 11/15/35 (a)	1,855,000	1,860,182
Series 2019-XL, Class E, 1 mo. USD LIBOR + 1.800% 3.540% FRN 10/15/36 (a)	782,000	782,733
Series 2019-XL, Class F, 1 mo. USD LIBOR + 2.000% 3.740% FRN 10/15/36 (a)	947,000	947,592
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E, 1 mo. USD LIBOR + 2.150% 3.890% FRN 12/15/37 (a)	1,335,725	1,340,330
Commercial Mortgage Trust, Series 2015-DC1, Class B, 4.035% VRN 2/10/48 (c)	797,000	830,734
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, 1 mo. USD LIBOR + 1.600% 3.340% FRN 5/15/36 (a)	820,000	820,513
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.619% VRN 7/10/38 (c)	188,052	189,748
GS Mortgage Securities Trust, Series 2015-GC34, Class C, 4.652% VRN 10/10/48 (c)	1,100,000	1,168,627
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800% 3.540% FRN 5/15/36 (a)	739,000	738,558
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class B 3.769% 2/15/46	1,000,000	1,029,565
Morgan Stanley Capital I Trust, Series 2012-STAR, Class D 4.057% 8/05/34 (a)	1,000,000	1,025,074
MSCG Trust, Series 2018-SELF, Class C, 1 mo. USD LIBOR + 1.180% 2.920% FRN 10/15/37 (a)	185,000	185,116

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, 5.503% VRN 8/15/39 (c)	$261	$261
Velocity Commercial Capital Loan Trust, Series 2016-2, Class AFX, 2.997% VRN 10/25/46 (c)	85,739	85,972
		17,856,988
Home Equity ABS — 0.0%
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .240% 2.032% FRN 10/25/34 (a)	225,880	225,473
Other ABS — 24.9%
321 Henderson Receivables I LLC Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200% 1.940% FRN 3/15/41 (a)	147,225	145,646
Series 2006-2A, Class A1, 1 mo. USD LIBOR + .200% 1.940% FRN 6/15/41 (a)	261,651	256,217
AASET Trust Series 2017-1A, Class A, 3.967% 5/16/42 (a)	237,040	238,982
Series 2018-2A, Class A, 4.454% 11/18/38 (a)	1,569,334	1,599,446
Adams Outdoor Advertising LP, Series 2018-1, Class A 4.810% 11/15/48 (a)	806,551	836,908
American Tower Trust #1, Series 13, Class 2A 3.070% 3/15/48 (a)	1,400,000	1,420,182
Arbor Realty Commercial Real Estate Notes, Series 2018-FL1, Class A, 1 mo. USD LIBOR + 1.150% 2.890% FRN 6/15/28 (a)	880,000	880,550
Arbys Funding LLC, Series 2015-1A, Class A2 4.969% 10/30/45 (a)	816,000	828,699
Ares XXXIV CLO Ltd., Series 2015-2A, Class BR, 3 mo. USD LIBOR + 1.500% 3.428% FRN 7/29/26 (a)	500,000	498,367
Ascentium Equipment Receivables Trust Series 2019-1A, Class D, 3.470% 5/12/25 (a)	392,000	398,168
Series 2019-2A, Class E, 3.780% 5/10/27 (a)	1,722,000	1,709,981
Series 2019-1A, Class E, 4.310% 4/12/27 (a)	320,000	327,573
Series 2018-2A, Class E, 5.180% 7/10/26 (a)	2,286,000	2,365,990
Avant Loans Funding Trust, Series 2019-A, Class A 3.480% 7/15/22 (a)	620,034	622,539
Bain Capital Credit CLO Ltd., Series 2016-2A, Class BR, 3 mo. USD LIBOR + 1.800% 3.801% FRN 1/15/29 (a)	500,000	500,471
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class A2R, 3 mo. USD LIBOR + 1.750% 3.751% FRN 1/15/29 (a)	1,500,000	1,497,312
BlueMountain CLO 2013-1 Ltd., Series 2013-1A, Class A1R2, 3 mo. USD LIBOR + 1.230% 3.196% FRN 1/20/29 (a)	1,000,000	1,000,049
BRE Grand Islander Timeshare Issuer LLC Series 2017-1A, Class A, 2.940% 5/25/29 (a)	287,840	288,033
Series 2019-A, Class B, 3.780% 9/26/33 (a)	787,932	804,174
CAL Funding II Ltd., Series 2018-2A, Class A 4.340% 9/25/43 (a)	691,250	701,157
Capital Automotive REIT, Series 2017-1A, Class A1 3.870% 4/15/47 (a)	586,456	589,335
Castlelake Aircraft Securitization, Series 2019-1A, Class A 3.967% 4/15/39 (a)	441,008	445,197
Castlelake Aircraft Structured Trust, Series 2018-1, Class A 4.125% 6/15/43 (a)	741,291	753,546
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A 2.000% 12/10/23 (a)	1,221	1,218
Cbam Clo Management Cbam, Series 2018-6A, Class A1R, 3 mo. USD LIBOR + 1.270% 3.016% FRN 1/15/31 (a)	1,500,000	1,499,903
CIFC Funding Ltd., Series 2015-4A, Class A2R 3.816% 10/20/27 (a) (c)	300,000	300,395
CLI Funding LLC, Series 2019-1A, Class A 3.710% 5/18/44 (a)	767,056	768,931
CLI Funding V LLC, Series 2014-1A, Class A 3.290% 6/18/29 (a)	958,706	960,140
CLI Funding VI LLC, Series 2017-1A, Class A 3.620% 5/18/42 (a)	795,886	791,068
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460% 2.252% FRN 9/25/34	11,073	10,557

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
DB Master Finance LLC Series 2019-1A, Class A2I, 3.787% 5/20/49 (a)	$628,840	$636,230
Series 2019-1A, Class A2II, 4.021% 5/20/49 (a)	742,270	756,909
Denali Capital CLO X LLC, Series 2013-1A, Class A1, 3 mo. USD LIBOR + 1.050% 2.986% FRN 10/26/27 (a)	1,850,000	1,850,019
Diamond Resorts Owner Trust Series 2019-1A, Class A, 2.890% 2/20/32 (a)	1,405,548	1,404,032
Series 2016-1, Class A, 3.080% 11/20/28 (a)	515,910	517,850
Domino’s Pizza Master Issuer LLC Series 2017-1A, Class A2II, 3.082% 7/25/47 (a)	2,793,000	2,794,651
Series 2018-1A, Class A2I, 4.116% 7/25/48 (a)	957,875	979,504
Drug Royalty II LP, Series 2014-1, Class A1, 3 mo. USD LIBOR + 2.850% 5.153% FRN 7/15/23 (a)	24,879	24,891
Elara HGV Timeshare Issuer LLC Series 2017-A, Class A, 2.690% 3/25/30 (a)	334,589	335,377
Series 2014-A, Class B, 3.020% VRN 2/25/27 (a) (c)	128,793	127,675
Series 2019-A, Class C, 3.450% 1/25/34 (a)	2,018,269	2,008,967
Elmwood CLO II Ltd., Series 2019-2A, Class A, 3 mo. USD LIBOR + 1.450% 3.416% FRN 4/20/31 (a)	1,250,000	1,254,023
FCI Funding LLC, Series 2019-1A, Class A 3.630% 2/18/31 (a)	352,307	353,800
Galaxy XX CLO Ltd., Series 2015-20A, Class AR, 3 mo. USD LIBOR + 1.000% 2.966% FRN 4/20/31 (a)	1,500,000	1,485,258
Gallatin CLO IX Ltd., Series 2018-1A, Class A, 3 mo. USD LIBOR + 1.050% 3.016% FRN 1/21/28 (a)	2,200,000	2,197,996
Global SC Finance IV Ltd., Series 2017-1A, Class A 3.850% 4/15/37 (a)	650,027	665,528
Goodgreen Trust Series 2019-2A, Class A, 2.760% 10/15/54 (a)	1,546,420	1,533,161
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	835,830	850,273
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	685,701	714,844
Series 2018-1A, Class A, 3.930% VRN 10/15/53 (a) (c)	1,404,111	1,464,921
Hero Funding Trust Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	910,955	908,380
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	209,643	212,001
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	522,037	534,670
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	172,647	177,013
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	1,021,397	1,062,634
Hilton Grand Vacations Trust, Series 2017-AA, Class B 2.960% 12/26/28 (a)	390,913	392,576
Hilton Grand Vacations Trust 2019-A, Series 2019-AA, Class C 2.840% 7/25/33 (a)	1,828,593	1,821,452
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A 4.458% 12/15/38 (a)	473,255	485,849
KDAC Aircraft Finance Ltd., Series 2017-1A, Class A 4.212% 12/15/42 (a)	396,434	400,722
KREF Ltd., Series 2018-FL1, Class AS, 1 mo. USD LIBOR + 1.350% 3.087% FRN 6/15/36 (a)	2,600,000	2,599,993
Lendmark Funding Trust, Series 2018-1A, Class A 3.810% 12/21/26 (a)	930,000	942,579
MACH 1 Cayman Ltd., Series 2019-1, Class A 3.474% 10/15/39 (a)	997,836	990,979
Madison Park Funding Ltd., Series 2015-19A, Class A2R, 3 mo. USD LIBOR + 1.750% 3.703% FRN 1/22/28 (a)	2,000,000	1,993,668
Madison Park Funding XXIII Ltd., Series 2017-23A, Class B, 3 mo. USD LIBOR + 1.700% 3.636% FRN 7/27/30 (a)	1,000,000	1,000,050
Mariner Finance Issuance Trust, Series 2018-AA, Class A 4.200% 11/20/30 (a)	2,063,000	2,102,562
Marlette Funding Trust Series 2019-2A, Class A, 3.130% 7/16/29 (a)	508,185	511,428
Series 2019-1A, Class A, 3.440% 4/16/29 (a)	133,023	133,968
Series 2019-2A, Class B, 3.530% 7/16/29 (a)	540,000	547,961
Mosaic Solar Loans LLC Series 2018-2GS, Class A, 4.200% 2/22/44 (a)	733,438	759,625

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	$171,677	$178,363
MVW Owner Trust, Series 2013-1A, Class A 2.150% 4/22/30 (a)	122,828	122,790
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BR, 3 mo. USD LIBOR + 1.250% 3.251% FRN 1/15/28 (a)	1,500,000	1,485,699
New Residential Advance Receivables Trust Advance Receivables Backed Series 2019-T3, Class CT3, 2.710% 9/15/52 (a)	887,000	886,911
Series 2019-T4, Class DT4, 2.804% 10/15/51 (a)	1,921,000	1,916,157
Series 2019-T3, Class DT3, 3.055% 9/15/52 (a)	1,500,000	1,497,560
Series 2019-T2, Class DT2, 3.060% 8/15/53 (a)	579,000	574,532
NP SPE II LLC Series 2019-1A, Class A1, 2.574% 9/20/49 (a)	557,149	556,201
Series 2017-1A, Class A1, 3.372% 10/21/47 (a)	428,187	432,368
OCP CLO Ltd., Series 2015-8A, Class A2AR, 3 mo. USD LIBOR + 1.450% 3.452% FRN 4/17/27 (a)	2,150,000	2,150,677
OneMain Financial Issuance Trust Series 2019-2A, Class A, 3.140% 10/14/36 (a)	3,650,000	3,602,786
Series 2019-2A, Class C, 3.660% 10/14/36 (a)	1,550,000	1,526,895
Orange Lake Timeshare Trust Series 2016-A, Class B, 2.910% 3/08/29 (a)	544,971	540,323
Series 2019-A, Class D, 4.930% 4/09/38 (a)	1,708,547	1,737,981
Oxford Finance Funding Trust, Series 2016-1A, Class A 3.968% 6/17/24 (a)	229,072	230,128
Palmer Square CLO Ltd., Series 2015-1A, Class A2R2, 3 mo. USD LIBOR + 1.650% 3.545% FRN 5/21/29 (a)	1,250,000	1,250,659
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A 3.967% 6/15/44 (a)	710,679	716,159
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850% 4.642% FRN 2/25/23 (a)	670,000	673,953
Recette CLO Ltd., Series 2015-1A, Class CR, 3 mo. USD LIBOR + 1.700% 3.666% FRN 10/20/27 (a)	700,000	700,018
Riserva CLO Ltd., Series 2016-3A, Class BR, 3 mo. USD LIBOR + 1.700% 3.703% FRN 10/18/28 (a)	250,000	249,882
RR 3 Ltd., Series 2018-3A, Class A1R2, 3 mo. USD LIBOR + 1.090% 3.091% FRN 1/15/30 (a)	1,250,000	1,239,386
RR 6 Ltd., Series 2019-6A, Class A2 3.921% 4/15/30 (a) (c)	1,000,000	1,000,395
SBA Tower Trust, Series 2014-2A, Class C, 3.869% STEP 10/15/49 (a)	1,030,000	1,072,310
Securitized Equipment Receivable 3.760% 10/11/24	890,000	890,900
4.200% 10/11/24	845,000	847,550
Sierra Receivables Funding LLC Series 2015-3A, Class A, 2.580% 9/20/32 (a)	106,733	106,732
Series 2016-3A, Class B, 2.630% 10/20/33 (a)	599,149	597,859
Series 2016-2A, Class B, 2.780% 7/20/33 (a)	970,721	975,453
Series 2019-3A, Class C, 3.000% 8/20/36 (a)	1,676,605	1,670,443
Series 2015-3A, Class B, 3.080% 9/20/32 (a)	40,025	40,178
Series 2019-2A, Class C, 3.120% 5/20/36 (a)	223,620	224,941
Series 2019-3A, Class D, 4.180% 8/20/36 (a)	1,230,442	1,225,988
Series 2018-1A, Class B, 4.236% 4/20/35	1,441,941	1,471,968
Series 2019-2A, Class D, 4.540% 5/20/36 (a)	924,030	929,103
Series 2019-1A, Class D, 4.750% 1/20/36 (a)	863,368	878,603
SoFi Consumer Loan Program LLC, Series 2018-3, Class A1 3.200% 8/25/27 (a)	126,553	126,764
SoFi Consumer Loan Program Trust, Series 2019-3, Class D 3.890% 5/25/28 (a)	2,981,000	3,024,061
Store Master Funding I-VII, Series 2018-1A, Class A3 4.400% 10/20/48 (a)	1,242,708	1,306,286
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD LIBOR + .800% 2.592% FRN 11/25/35 (a)	1,263,727	1,240,647
Taco Bell Funding LLC, Series 2018-1A, Class A2I 4.318% 11/25/48 (a)	2,296,800	2,350,322

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
TAL Advantage V LLC, Series 2014-2A, Class A2 3.330% 5/20/39 (a)	$633,569	$634,164
TAL Advantage VI LLC, Series 2017-1A, Class A 4.500% 4/20/42 (a)	917,800	941,666
TLF National Tax Lien Trust, Series 2017-1A, Class A 3.090% 12/15/29 (a)	1,252,124	1,255,046
Trafigura Securitisation Finance PLC Series 2018-1A, Class A1, 1 mo. USD LIBOR + .730% 2.470% FRN 3/15/22 (a)	1,340,000	1,336,525
Series 2017-1A, Class B, 1 mo. USD LIBOR + 1.700% 3.440% FRN 12/15/20 (a)	670,000	671,019
Series 2018-1A, Class B, 4.290% 3/15/22 (a)	1,870,000	1,910,143
Treman Park CLO Ltd., Series 2015-1A, Class ARR, 3 mo. USD LIBOR + 1.070% 3.036% FRN 10/20/28 (a)	1,100,000	1,100,157
Trinity Rail Leasing LP Series 2018-1A, Class A1, 3.820% 6/17/48 (a)	1,273,826	1,284,656
Series 2019-1A, Class A, 3.820% 4/17/49 (a)	1,618,059	1,658,865
Trip Rail Master Funding LLC Series 2017-1A, Class A1, 2.709% 8/15/47 (a)	239,014	239,051
Series 2011-1A, Class A2, 6.024% 7/15/41 (a)	2,246,612	2,323,013
Triton Container Finance LLC Series 2017-2A, Class A, 3.620% 8/20/42 (a)	1,945,990	1,945,605
Series 2018-2A, Class A, 4.190% 6/22/43 (a)	1,258,000	1,274,427
VSE VOI Mortgage LLC Series 2016-A, Class B, 2.740% 7/20/33 (a)	488,821	488,585
Series 2018-A, Class C, 4.020% 2/20/36 (a)	532,904	548,011
Welk Resorts LLC Series 2015-AA, Class A, 2.790% 6/16/31 (a)	124,505	123,698
Series 2017-AA, Class B, 3.410% 6/15/33 (a)	847,216	841,022
Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750% STEP 9/15/43 (a)	667,097	696,704
		124,097,041
Student Loans ABS — 12.8%
Academic Loan Funding Trust, Series 2013-1A, Class A, 1 mo. USD LIBOR + .800% 2.592% FRN 12/26/44 (a)	188,172	188,068
Access Group, Inc., Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500% 3.292% FRN 7/25/58 (a)	530,000	499,774
AccessLex Institute, Series 2003-A, Class A3, 3 mo. CMT + 1.200% 2.790% FRN 7/01/38	54,514	54,459
College Ave Student Loans LLC, Series 2018-A, Class A1, 1 mo. USD LIBOR + 1.200% 2.992% FRN 12/26/47 (a)	1,409,618	1,401,449
College Avenue Student Loans LLC, Series 2019-A, Class B 3.810% 12/28/48 (a)	1,038,000	1,038,830
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. USD LIBOR + .490% 2.476% FRN 1/15/37	546,835	509,771
Commonbond Student Loan Trust Series 2016-B, Class A1, 2.730% 10/25/40 (a)	307,763	310,016
Series 2019-AGS, Class B, 3.040% 1/25/47 (a)	1,578,000	1,567,438
Series 2018-AGS, Class C, 3.820% 2/25/44 (a)	446,404	455,764
Series 2018-BGS, Class C, 4.120% 9/25/45 (a)	284,021	291,429
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	238,980	241,027
Series 2017-AGS, Class C, 5.280% 5/25/41 (a)	301,201	309,892
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B 2.500% 1/25/30 (a)	202,843	196,502
Earnest Student Loan Program LLC Series 2016-C, Class A2, 2.680% 7/25/35 (a)	595,217	596,508
Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050% 3.842% FRN 2/26/35 (a)	235,571	237,016
ECMC Group Student Loan Trust Series 2018-1A, Class A, 1 mo. USD LIBOR + .750% 2.542% FRN 2/27/68 (a)	1,728,086	1,695,714
Series 2018-2A, Class A, 1 mo. USD LIBOR + .800% 2.592% FRN 9/25/68 (a)	1,929,726	1,893,565
Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200% 2.992% FRN 12/27/66 (a)	1,926,137	1,926,134

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
EdLinc Student Loan Funding, Series 2017-A, Class A, PRIME - 1.150% 4.350% FRN 12/01/47 (a)	$1,606,268	$1,583,786
ELFI Graduate Loan Program LLC Series 2018-A, Class A1, 1 mo. USD LIBOR + .750% 2.458% FRN 8/25/42 (a)	820,149	820,392
Series 2018-A, Class B, 4.000% 8/25/42 (a)	630,000	647,566
Laurel Road Prime Student Loan Trust Series 2017-C, Class B, 2.950% 11/25/42 (a)	529,610	532,269
Series 2019-A, Class BFX, 3.000% 10/25/48 (a)	650,000	653,156
Series 2017-B, Class CFX, 3.610% 8/25/42 (a)	562,480	563,404
Series 2018-B, Class BFX, 3.720% 5/26/43 (a)	678,120	690,999
Navient Private Education Refi Loan Trust, Series 2019-A, Class A2A 3.420% 1/15/43 (a)	570,000	582,617
Navient Student Loan Trust Series 2018-2A, Class A3, 1 mo. USD LIBOR + .750% 2.542% FRN 3/25/67 (a)	1,830,000	1,805,162
Series 2018-3A, Class A3, 1 mo. USD LIBOR + .800% 2.592% FRN 3/25/67 (a)	2,500,000	2,445,445
Series 2019-2A, Class A2, 1 mo. USD LIBOR + 1.000% 2.792% FRN 2/27/68 (a)	919,000	926,690
Series 2017-1A, Class A3, 1 mo. USD LIBOR + 1.150% 2.942% FRN 7/26/66 (a)	1,800,000	1,811,598
Series 2016-7A, Class A, 1 mo. USD LIBOR + 1.150% 2.955% FRN 3/25/66 (a)	1,486,348	1,487,743
Nelnet Private Education Loan Trust Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750% 3.542% FRN 12/26/40 (a)	227,583	226,531
Series 2016-A, Class A1B, 3.600% 12/26/40 (a)	272,535	275,195
Nelnet Student Loan Trust Series 2018-3A, Class A3, 1 mo. USD LIBOR + .750% 2.542% FRN 9/27/66 (a)	1,950,000	1,936,822
Series 2007-2A, Class A4A2, 28 day ARS 3.014% FRN 6/25/35 (a)	2,800,000	2,791,858
Series 2018-5A, Class B, 1 mo. USD LIBOR + 1.450% 3.242% FRN 2/25/67 (a)	1,000,000	988,300
Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500% 3.292% FRN 6/25/54 (a)	395,000	387,996
North Carolina State Education Assistance Authority, Series 2011-2, Class A2, 3 mo. USD LIBOR + .800% 2.740% FRN 7/25/25	156,517	156,903
SLC Student Loan Trust, Series 2005-3, Class B, 3 mo. USD LIBOR + .250% 2.144% FRN 6/15/55	1,346,116	1,250,746
SLM Student Loan Trust Series 2006-2, Class R, 0.000%1/25/41	3,391	1,678,545
Series 2006-7, Class B, 3 mo. USD LIBOR + .200% 2.140% FRN 1/27/42	3,180,578	2,926,194
Series 2006-10, Class B, 3 mo. USD LIBOR + .220% 2.160% FRN 3/25/44	2,123,450	1,921,126
Series 2005-6, Class B, 3 mo. USD LIBOR + .290% 2.230% FRN 1/25/44	1,374,571	1,284,687
Series 2003-14, Class A6, 3 mo. USD LIBOR + .300% 2.240% FRN 7/25/25	381,932	381,397
Series 2005-9, Class B, 3 mo. USD LIBOR + .300% 2.240% FRN 1/25/41	1,010,697	946,236
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 2.250% FRN 1/25/55	494,389	458,781
Series 2003-11, Class B, 3 mo. USD LIBOR + .650% 2.544% FRN 12/15/38	389,655	364,853
Series 2003-5, Class A7, 28 day ARS 2.894% FRN 6/15/30	100,000	100,000
SMB Private Education Loan Trust Series 2018-C, Class A2B, 1 mo. USD LIBOR + .750% 2.490% FRN 11/15/35 (a)	1,200,000	1,196,856
Series 2018-A, Class A2B, 1 mo. USD LIBOR + .800% 2.540% FRN 2/15/36 (a)	900,000	899,082
Series 2019-A, Class A2B, 1 mo. USD LIBOR + .870% 2.610% FRN 7/15/36 (a)	1,211,000	1,209,543
Series 2019-B, Class A2B, 1 mo. USD LIBOR + 1.000% 2.740% FRN 6/15/37 (a)	3,400,000	3,405,668

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2016-B, Class A2B, 1 mo. USD LIBOR + 1.450% 3.190% FRN 2/17/32 (a)	$298,545	$302,497
Series 2015-C, Class A3, 1 mo. USD LIBOR + 1.950% 3.690% FRN 8/16/32 (a)	1,350,000	1,384,089
SoFi Alternative Trust, Series 2019-C, Class PT, 4.010% VRN 1/25/45 (a) (c)	3,111,376	3,180,284
SoFi Professional Loan Program LLC Series 2015-A, Class RC, 0.000% 3/25/33 (a)	500	412,500
Series 2018-A, Class R1, 0.000% 2/25/42 (a)	1,928,100	1,490,421
Series 2017-D, Class R1, 0.000% 9/25/40 (a)	2,333,800	1,164,870
Series 2018-B, Class R1, 0.000% 8/26/47 (a)	1,727,800	1,029,907
Series 2018-D, Class R1, 0.000% 2/25/48 (a)	2,069,700	714,046
Series 2019-A, Class R1, 0.000% 6/15/48 (a)	3,162,200	981,946
Series 2016-C, Class A2B, 2.360% 12/27/32 (a)	171,843	171,945
		63,584,007
WL Collateral CMO — 8.0%
Angel Oak Mortgage Trust Series 2018-3, Class A3, 3.238% VRN 5/25/59 (a) (c)	2,510,624	2,521,889
Series 2019-6, Class M1, 3.389% VRN 11/25/59 (a) (c)	1,900,000	1,907,749
Angel Oak Mortgage Trust LLC, Series 2017-3, Class M1, 3.900% VRN 11/25/47 (a) (c)	650,000	659,847
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, 4.624% VRN 8/25/34 (c)	28,862	28,474
CIM Trust, Series 2019-INV3, Class A11, 1 mo. USD LIBOR + 1.000% 2.658% FRN 8/25/49 (a)	4,604,997	4,595,236
Citigroup Mortgage Loan Trust Series 2019-IMC1, Class A3, 3.030% VRN 7/25/49 (a) (c)	1,312,589	1,308,291
Series 2019-IMC1, Class M1, 3.170% VRN 7/25/49 (a) (c)	1,798,000	1,788,010
Countrywide Home Loans, Inc. Series 2003-42, Class 1A1, 3.991% VRN 9/25/33 (c)	4,933	4,695
Series 2004-2, Class 1A1, 4.608% VRN 2/25/34 (c)	22,886	21,424
Deephaven Residential Mortgage Trust Series 2018-1A, Class A2, 3.027% VRN 12/25/57 (a) (c)	597,171	594,996
Series 2019-4A, Class M1, 3.484% VRN 10/25/59 (a) (c)	1,300,000	1,296,877
Series 2018-2A, Class A3, 3.684% VRN 4/25/58 (a) (c)	1,260,772	1,260,648
Series 2018-3A, Class A3, 3.963% VRN 8/25/58 (a) (c)	349,686	351,323
Series 2018-4A, Class A3, 4.285% VRN 10/25/58 (a) (c)	1,307,314	1,311,480
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, 4.306% VRN 8/25/34 (c)	7,358	7,272
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 3.946% VRN 8/25/34 (c)	48,067	46,387
JP Morgan Mortgage Trust Series 2018-1, Class A5, 3.500% VRN 6/25/48 (a) (c)	760,644	772,351
Series 2018-3, Class A5, 3.500% VRN 9/25/48 (a) (c)	1,271,630	1,290,407
Series 2018-4, Class A15, 3.500% VRN 10/25/48 (a) (c)	967,211	976,070
Series 2017-6, Class A5, 3.500% VRN 12/25/48 (a) (c)	1,127,762	1,144,414
Merrill Lynch Mortgage Investors, Inc. Series 2004-A1, Class IA, 3.250% VRN 2/25/34 (c)	2,462	2,344
Series 2004-A1, Class IIA2, 4.194% VRN 2/25/34 (c)	86,106	85,698
Series 2003-A4, Class IA, 4.744% VRN 7/25/33 (c)	2,515	2,444
New Residential Mortgage Loan Trust Series 2016-4A, Class A1, 3.750% VRN 11/25/56 (a) (c)	644,163	664,013
Series 2019-NQM2, Class A3, 3.752% VRN 4/25/49 (a) (c)	847,477	859,066
Series 2019-NQM1, Class A3, 3.928% VRN 1/25/49 (a) (c)	1,609,122	1,634,244
PSMC Trust Series 2018-1, Class A3, 3.500% VRN 2/25/48 (a) (c)	1,244,110	1,263,258
Series 2018-2, Class A3, 3.500% VRN 6/25/48 (a) (c)	1,191,189	1,209,522
Sequoia Mortgage Trust Series 2015-1, Class A6, 2.500% VRN 1/25/45 (a) (c)	754,579	753,960
Series 2018-3, Class A4, 3.500% VRN 3/25/48 (a) (c)	1,357,872	1,374,527
Series 2018-5, Class A4, 3.500% VRN 5/25/48 (a) (c)	973,639	988,320
Series 2018-CH1, Class A10, 4.000% VRN 2/25/48 (a) (c)	712,116	725,406
Series 2018-CH2, Class A12, 4.000% VRN 6/25/48 (a) (c)	1,396,342	1,406,341

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-CH3, Class A11, 4.000% VRN 8/25/48 (a) (c)	$813,737	$829,016
Series 2018-7, Class A4, 4.000% VRN 9/25/48 (a) (c)	379,612	381,362
Series 2019-1, Class A4, 4.000% VRN 2/25/49 (a) (c)	194,042	196,593
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3, 2.916% VRN 9/27/49 (a) (c)	1,597,800	1,587,127
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, 4.133% VRN 3/25/34 (c)	25,918	25,263
TIAA Bank Mortgage Loan Trust, Series 2018-2, Class A4, 3.500% VRN 7/25/48 (a) (c)	570,497	577,897
Verus Securitization Trust Series 2019-4, Class M1, 3.207% VRN 11/25/59 (a) (c)	1,100,000	1,090,048
Series 2019-INV2, Class A3, 3.219% VRN 7/25/59 (a) (c)	1,689,883	1,695,000
Series 2019-INV3, Class M1, 3.279% VRN 11/25/59 (a) (c)	667,000	667,069
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400% 3.640% FRN 4/25/44	66,626	65,198
		39,971,556

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $279,470,777)		279,852,428

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 1.0%
Collateralized Mortgage Obligations — 0.4%
Federal Home Loan Mortgage Corp. Series 4720, Class A 3.000% 3/15/41	739,689	747,759
Federal National Mortgage Association Series 2015-80, Class CA 3.000% 4/25/40	1,261,004	1,274,898
Government National Mortgage Association (c) Series 2014-131, Class BW 4.043% 5/20/41	294,400	308,636
		2,331,293
Pass-Through Securities — 0.1%
Federal Home Loan Mortgage Corp. Pool #1Q0239, 1 year CMT + 2.223% 4.624% 3/01/37	162,743	171,394
Federal National Mortgage Association Pool #725692 1 year CMT + 2.138% 4.357% FRN 10/01/33	40,518	42,671
Pool #888586 1 year CMT + 2.195% 4.370% FRN 10/01/34	102,736	108,197
Pool #775539 12 mo. USD LIBOR + 1.636% 4.511% FRN 5/01/34	33,064	34,525
Pool #844564 5.500% 12/01/20	9,591	9,695
Government National Mortgage Association Pool #507545 7.500% 8/15/29	25,661	29,552
		396,034
Whole Loans — 0.5%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2019-DNA3, Class M2, 1 mo. USD LIBOR + 2.050% 3.842% FRN 7/25/49 (a)	398,000	399,715
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2018-C03, Class 1M1, 1 mo. USD LIBOR + .680% 2.472% FRN 10/25/30	464,883	465,006
Series 2018-C05, Class 1M1, 1 mo. USD LIBOR + .720% 2.512% FRN 1/25/31	493,207	493,417
Series 2019-R03, Class 1M2, 1 mo. USD LIBOR + 2.150% 3.942% FRN 9/25/31 (a)	143,000	143,754
Series 2019-R02, Class 1M2, 1 mo. USD LIBOR + 2.300% 4.092% FRN 8/25/31 (a)	1,000,000	1,006,844
		2,508,736

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $5,220,891)		5,236,063

U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Bonds & Notes — 0.4%
U.S. Treasury Note 8.000% 11/15/21 (d)	1,720,000	1,919,862

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,962,681)		1,919,862

TOTAL BONDS & NOTES (Cost $474,847,528)		479,330,609

TOTAL PURCHASED OPTIONS (#) — 0.8% (Cost $4,334,731)		3,798,407

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 0.2%
Diversified Financial Services — 0.2%
State Street Navigator Securities Lending Prime Portfolio (e)	877,520	$877,520

TOTAL MUTUAL FUNDS (Cost $877,520)		877,520

TOTAL LONG-TERM INVESTMENTS (Cost $480,059,779)		484,006,536

	Principal Amount
SHORT-TERM INVESTMENTS — 4.3%
Commercial Paper — 4.3%
Duke Energy Corp. 2.031% 1/27/20 (a)	$5,000,000	4,992,432
FMC Tech, Inc. 2.286% 1/31/20 (a)	5,000,000	4,991,199
General Electric Co. 2.227% 2/19/20	1,500,000	1,495,604
Mckesson Corp. 2.081% 1/06/20 (a)	4,000,000	3,998,796
Public Service Enterprise Group, Inc. 1.986% 1/27/20 (a)	1,000,000	998,487
2.192% 1/21/20 (a)	1,000,000	998,849
Viacomcbs, Inc. 2.031% 1/23/20 (a)	4,000,000	3,994,917
		21,470,284

TOTAL SHORT-TERM INVESTMENTS (Cost $21,470,321)		21,470,284

TOTAL INVESTMENTS — 101.6% (Cost $501,530,100) (f)		505,476,820

Other Assets/(Liabilities) — (1.6)%		(7,980,334)

NET ASSETS — 100.0%		$497,496,486

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2019, the aggregate market value of these securities amounted to $320,655,643 or 64.45% of net assets.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2019, was $865,404 or 0.17% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $6,188 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2019.
(d)	A portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(e)	Represents investment of security lending cash collateral. (Note 2).

(f)	See Note 3 for aggregate cost for federal tax purposes.

(#) Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	3-Month USD LIBOR BBA	Quarterly	2.44%	Semi- Annually	USD	8,330,000	$548,071	$416,436	$131,635
10-Year Interest Rate Swap, 2/02/43	Credit Suisse International	1/31/33	3-Month USD LIBOR BBA	Quarterly	2.61%	Semi- Annually	USD	9,300,000	680,426	446,400	234,026
									1,228,497	862,836	365,661

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	2.94%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	33,920,000	$1,298,278	$1,695,763	$(397,485)
10-Year Interest Rate Swap, 2/02/43	Credit Suisse International	1/31/33	3.11%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	37,080,000	1,271,632	1,776,132	(504,500)
									2,569,910	3,471,895	(901,985)
									$3,798,407	$4,334,731	$(536,324)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Note 10 Year	3/20/20	363	$47,137,300	$(520,159)
Short
90 Day Eurodollar	3/16/20	5	(1,217,734)	(10,579)
U.S. Treasury Ultra 10 Year	3/20/20	201	(28,618,295)	336,967
U.S. Treasury Note 2 Year	3/31/20	407	(87,789,310)	80,810
U.S. Treasury Note 5 Year	3/31/20	1,402	(167,128,792)	838,448
90 Day Eurodollar	6/15/20	5	(1,218,452)	(10,423)
90 Day Eurodollar	9/14/20	5	(1,218,984)	(10,579)
90 Day Eurodollar	12/14/20	5	(1,218,921)	(10,829)
90 Day Eurodollar	3/15/21	4	(975,487)	(8,913)
90 Day Eurodollar	9/13/21	8	(1,951,273)	(17,427)
90 Day Eurodollar	3/14/22	7	(1,706,840)	(14,898)
90 Day Eurodollar	9/19/22	6	(1,462,405)	(12,545)
90 Day Eurodollar	3/13/23	5	(1,217,921)	(10,392)
90 Day Eurodollar	12/18/23	7	(1,703,515)	(14,548)
90 Day Eurodollar	12/16/24	19	(4,618,125)	(39,013)
				$1,096,079

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 60.6%

CORPORATE DEBT — 0.3%
Pharmaceuticals — 0.3%
Becton Dickinson and Co. 3 mo. USD LIBOR + .875% 2.836% FRN 12/29/20	$1,020,000	$1,020,501

TOTAL CORPORATE DEBT (Cost $1,115,587)		1,020,501

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 37.6%
Automobile ABS — 2.8%
Avis Budget Rental Car Funding AESOP LLC Series 2019-1A, Class C, 4.530% 3/20/23 (a)	322,000	329,598
Series 2016-1A, Class C, 4.940% 6/20/22 (a)	1,150,000	1,168,020
Exeter Automobile Receivables Trust, Series 2019-3A, Class A 2.590% 9/15/22 (a)	597,016	598,070
Hertz Vehicle Financing II LP Series 2016-4A, Class B, 3.290% 7/25/22 (a)	2,000,000	2,009,920
Series 2017-1A, Class B, 3.560% 10/25/21 (a)	530,000	533,113
Series 2019-1A, Class B, 4.100% 3/25/23 (a)	2,000,000	2,054,017
Series 2015-3A, Class D, 5.330% 9/25/21 (a)	2,232,000	2,255,995
		8,948,733
Commercial MBS — 2.1%
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500% 3.240% FRN 7/15/35 (a)	1,150,000	1,147,839
BX Commercial Mortgage Trust Series 2018-IND, Class E, 1 mo. USD LIBOR + 1.700% 3.440% FRN 11/15/35 (a)	1,449,000	1,453,048
Series 2019-XL, Class F, 1 mo. USD LIBOR + 2.000% 3.740% FRN 10/15/36 (a)	2,450,000	2,451,532
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 1 mo. USD LIBOR + 1.750% 3.490% FRN 12/15/37 (a)	250,836	251,544
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.619% VRN 7/10/38 (b)	114,534	115,567
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2018-LAQ, Class A, 1 mo. USD LIBOR + 1.000% 2.740% FRN 6/15/32 (a)	943,499	942,907
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800% 3.540% FRN 5/15/36 (a)	389,000	388,767
VMC Finance LLC, Series 2018-FL1, Class A, 1 mo. USD LIBOR + .820% 2.557% FRN 3/15/35 (a)	14,938	14,901
		6,766,105
Other ABS — 14.6%
321 Henderson Receivables I LLC Series 2006-2A, Class A1, 1 mo. USD LIBOR + .200% 1.940% FRN 6/15/41 (a)	1,013,767	992,712
Series 2007-1A, Class A1, 1 mo. USD LIBOR + .200% 1.940% FRN 3/15/42 (a)	473,980	456,997
321 Henderson Receivables II LLC, Series 2006-3A, Class A1, 1 mo. USD LIBOR + .200% 1.940% FRN 9/15/41 (a)	113,176	110,835
AASET Trust Series 2017-1A, Class A, 3.967% 5/16/42 (a)	141,312	142,470
Series 2018-2A, Class A, 4.454% 11/18/38 (a)	1,334,836	1,360,448
AIMCO CLO, Series 2015-AA, Class AR, 3 mo. USD LIBOR + .850% 2.851% FRN 1/15/28 (a)	1,450,000	1,449,988
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs Ser 2005-R10, Series 2005-R10, Class M1, 1 mo. USD LIBOR + .410% 2.202% FRN 1/25/36	1,632,143	1,630,330
Arbor Realty Commercial Real Estate Notes, Series 2018-FL1, Class A, 1 mo. USD LIBOR + 1.150% 2.890% FRN 6/15/28 (a)	920,000	920,575
Avant Loans Funding Trust, Series 2019-B, Class A 2.720% 10/15/26 (a)	2,115,230	2,116,936
Avery Point IV CLO Ltd., Series 2014-1A, Class AR, 3 mo. USD LIBOR + 1.100% 3.040% FRN 4/25/26 (a)	693,396	693,611
Carlyle Global Market Strategies CLO Ltd., Series 2013-2A, Class AR, 3 mo. USD LIBOR + .890% 2.893% FRN 1/18/29 (a)	1,880,000	1,871,572

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A 2.000% 12/10/23 (a)	$1,299	$1,297
CIFC Funding II Ltd., Series 2015-2A, Class AR, 3 mo. USD LIBOR + .780% 2.781% FRN 4/15/27 (a)	1,269,552	1,269,580
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH3, Class M1, 1 mo. USD LIBOR + .290% 2.082% FRN 10/25/36	1,991,552	1,985,437
CLI Funding V LLC, Series 2013-1A 2.830% 3/18/28 (a)	1,122,540	1,123,038
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460% 2.252% FRN 9/25/34	6,807	6,490
Drug Royalty II LP, Series 2014-1, Class A1, 3 mo. USD LIBOR + 2.850% 5.153% FRN 7/15/23 (a)	21,238	21,249
KREF Ltd. Series 2018-FL1, Class AS, 1 mo. USD LIBOR + 1.350% 3.087% FRN 6/15/36 (a)	1,520,000	1,519,996
Series 2018-FL1, Class D, 1 mo. USD LIBOR + 2.550% 4.287% FRN 6/15/36 (a)	2,110,000	2,117,907
LCM XVIII LP, 3 mo. USD LIBOR + 1.240% 3.241% FRN 7/15/27 (a)	1,200,000	1,200,278
Lendmark Funding Trust, Series 2018-1A, Class A 3.810% 12/21/26 (a)	410,000	415,546
Magnetite XVIII Ltd., Series 2016-18A, Class AR, 3 mo. USD LIBOR + 1.080% 2.990% FRN 11/15/28 (a)	3,000,000	2,997,099
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class AR, 3 mo. USD LIBOR + .800% 2.801% FRN 1/15/28 (a)	1,500,000	1,499,177
NP SPE II LLC, Series 2019-1A, Class A1 2.574% 9/20/49 (a)	354,374	353,771
OCP CLO Ltd., Series 2015-10A, Class A1R, 3 mo. USD LIBOR + .820% 2.756% FRN 10/26/27 (a)	1,450,000	1,448,739
Orange Lake Timeshare Trust Series 2014-AA, Class A, 2.290% 7/09/29 (a)	728,863	727,758
Series 2016-A, Class A, 2.610% 3/08/29 (a)	952,021	953,184
Oxford Finance Funding Trust, Series 2016-1A, Class A 3.968% 6/17/24 (a)	130,898	131,502
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850% 4.642% FRN 2/25/23 (a)	270,000	271,593
Securitized Equipment Receivable 3.760% 10/11/24	350,000	350,354
4.200% 10/11/24	370,000	371,117
Sierra Receivables Funding LLC Series 2019-3A, Class C, 3.000% 8/20/36 (a)	3,003,918	2,992,877
Series 2019-1A, Class C, 3.770% 1/20/36 (a)	784,880	802,360
Series 2019-3A, Class D, 4.180% 8/20/36 (a)	753,541	750,813
Series 2018-1A, Class B, 4.236% 4/20/35	784,586	800,924
Series 2019-1A, Class D, 4.750% 1/20/36 (a)	503,631	512,518
SoFi Consumer Loan Program Trust Series 2016-1A, Class A, 3.260% 8/25/25 (a)	2,918,415	2,938,858
Series 2017-2, Class A, 3.280% 2/25/26 (a)	1,384,574	1,389,978
Textainer Marine Containers VII Ltd., Series 2018-1A, Class A 4.110% 7/20/43 (a)	718,400	722,518
Trafigura Securitisation Finance PLC Series 2017-1A, Class A2, 2.470% 12/15/20 (a)	230,000	229,692
Series 2017-1A, Class A1, 1 mo. USD LIBOR + .850% 2.590% FRN 12/15/20 (a)	2,600,000	2,601,245
Series 2017-1A, Class B, 1 mo. USD LIBOR + 1.700% 3.440% FRN 12/15/20 (a)	1,250,000	1,251,901
Series 2018-1A, Class A2, 3.730% 3/15/22 (a)	1,000,000	1,020,968
		46,526,238
Student Loans ABS — 12.1%
Academic Loan Funding Trust, Series 2013-1A, Class A, 1 mo. USD LIBOR + .800% 2.592% FRN 12/26/44 (a)	1,348,564	1,347,823
AccessLex Institute Series 2004-A, Class A3, 28 day ARS, 1.699% FRN 7/01/39	1,600,000	1,575,647
Series 2005-1, Class B, 3 mo. USD LIBOR + .570% 2.498% FRN 9/22/37	393,684	377,848
Brazos Higher Education Authority, Inc., Series 2006-2, Class B2 3.237% 6/25/42	1,050,000	1,028,811

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Chase Education Loan Trust, Series 2007-A, Class A4, 3 mo. USD LIBOR + .100% 2.061% FRN 6/28/39	$3,204,013	$3,094,167
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. USD LIBOR + .490% 2.476% FRN 1/15/37	349,974	326,253
Commonbond Student Loan Trust, Series 2018-CGS, Class C 4.350% 2/25/46 (a)	119,490	120,514
DRB Prime Student Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000% 3.792% FRN 4/25/40 (a)	392,970	399,227
ECMC Group Student Loan Trust Series 2018-1A, Class A, 1 mo. USD LIBOR + .750% 2.542% FRN 2/27/68 (a)	1,980,099	1,943,006
Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200% 2.992% FRN 12/27/66 (a)	1,361,579	1,361,578
Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350% 3.142% FRN 7/26/66 (a)	1,460,446	1,467,842
EdLinc Student Loan Funding Trust, Series 2017-A, Class A, PRIME - 1.150% 4.350% FRN 12/01/47 (a)	501,959	494,933
Edsouth Indenture, No.10 LLC, Series 2015-2, Class B, 1 mo. USD LIBOR + 1.500% 3.292% FRN 12/25/58 (a)	750,000	756,325
Education Loan Asset-Backed Trust I, Series 2013-1, Class A1, 1 mo. USD LIBOR + .800% 2.592% FRN 6/25/26 (a)	539,199	539,877
ELFI Graduate Loan Program LLC, Series 2018-A, Class A1, 1 mo. USD LIBOR + .750% 2.458% FRN 8/25/42 (a)	1,782,933	1,783,462
Goal Capital Funding Trust, Series 2010-1, Class A, 3 mo. USD LIBOR + .700% 2.610% FRN 8/25/48 (a)	229,275	230,007
JP Morgan Student Loan Trust, Series 2007-A, Class B, 3 mo. USD LIBOR + .350% 2.286% FRN 6/28/39 (a)	319,087	302,215
Laurel Road Prime Student Loan Trust, Series 2017-C, Class A1, 2.342% FRN 11/25/42 (a) (b)	120,467	120,260
Navient Student Loan Trust Series 2019-2A, Class A2, 1 mo. USD LIBOR + 1.000% 2.792% FRN 2/27/68 (a)	2,758,000	2,781,080
Series 2016-7A, Class A, 1 mo. USD LIBOR + 1.150% 2.955% FRN 3/25/66 (a)	1,553,909	1,555,368
Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250% 3.042% FRN 6/25/65 (a)	1,643,126	1,662,445
Series 2019-3A, Class B, 1 mo. USD LIBOR + 1.550% 3.342% FRN 7/25/68 (a)	2,550,000	2,549,996
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750% 3.542% FRN 12/26/40 (a)	200,632	199,705
Nelnet Student Loan Trust Series 2005-2, Class B, 3 mo. USD LIBOR + .170% 2.098% FRN 3/23/37	523,365	513,654
Series 2006-2, Class B, 3 mo. USD LIBOR + .200% 2.140% FRN 1/25/38	453,257	415,595
Series 2004-3, Class B, 3 mo. USD LIBOR + .350% 2.290% FRN 10/25/40	721,544	667,351
Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 2.356% FRN 6/25/41	271,998	251,256
Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500% 3.292% FRN 6/25/41 (a)	295,000	293,517
North Carolina State Education Assistance Authority, Series 2011-2, Class A2, 3 mo. USD LIBOR + .800% 2.740% FRN 7/25/25	1,545,609	1,549,416
Northstar Education Finance, Inc., 3 mo. USD LIBOR 2.036% FRN 4/28/30	418,912	417,699
SLC Student Loan Trust Series 2006-2, Class B, 3 mo. USD LIBOR + .230% 2.124% FRN 12/15/39	347,016	324,097
Series 2005-2, Class B, 3 mo. USD LIBOR + .280% 2.174% FRN 3/15/40	1,154,706	1,071,335
SLM Student Loan Trust Series 2002-7, Class A11, 28 day ARS 1.563% FRN 3/15/28	100,000	100,000

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2006-4, Class B, 3 mo. USD LIBOR + .200% 2.140% FRN 1/25/70	$224,309	$208,716
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 2.150% FRN 10/25/40	278,674	259,808
Series 2006-2, Class B, 3 mo. USD LIBOR + .220% 2.160% FRN 1/25/41	326,905	305,664
Series 2006-10, Class B, 3 mo. USD LIBOR + .220% 2.160% FRN 3/25/44	562,165	508,601
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 2.250% FRN 1/25/55	296,634	275,268
Series 2004-3, Class B, 3 mo. USD LIBOR + .470% 2.410% FRN 10/25/64	229,346	214,593
Series 2003-11, Class B, 3 mo. USD LIBOR + .650% 2.544% FRN 12/15/38	265,674	248,763
Series 2003-5, Class A7, 28 day ARS 2.894% FRN 6/15/30	500,000	500,000
SMB Private Education Loan Trust, Series 2019-A, Class A2B, 1 mo. USD LIBOR + .870% 2.610% FRN 7/15/36 (a)	1,740,000	1,737,907
SoFi Alternative Trust, Series 2019-C, Class PT, 4.010% VRN 1/25/45 (a) (b)	1,803,696	1,843,643
SoFi Professional Loan Program LLC, Series 2015-A, Class A1, 1 mo. USD LIBOR + 1.200% 2.992% FRN 3/25/33 (a)	49,046	49,081
South Carolina Student Loan Corp., Series 2010-1, Class A2, 3 mo. USD LIBOR + 1.000% 2.940% FRN 7/25/25	973,258	974,733
		38,749,086
WL Collateral CMO — 6.0%
Angel Oak Mortgage Trust, Series 2018-3, Class A3, 3.238% VRN 5/25/59 (a) (b)	1,079,568	1,084,412
BRAVO Residential Funding Trust 2019-NQM1, Series 2019-NQM1, Class A1, 2.666% VRN 7/25/59 (a) (b)	1,001,485	995,284
CIM Trust, Series 2019-INV3, Class A11, 1 mo. USD LIBOR + 1.000% 2.658% FRN 8/25/49 (a)	4,029,373	4,020,832
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class A3, 3.030% VRN 7/25/49 (a) (b)	1,170,854	1,167,020
Deephaven Residential Mortgage Trust, Series 2018-4A, Class A3, 4.285% VRN 10/25/58 (a) (b)	1,401,535	1,406,001
JP Morgan Mortgage Trust Series 2018-1, Class A5, 3.500% VRN 6/25/48 (a) (b)	345,747	351,069
Series 2018-3, Class A5, 3.500% VRN 9/25/48 (a) (b)	516,024	523,643
Series 2017-6, Class A5, 3.500% VRN 12/25/48 (a) (b)	476,614	483,651
New Residential Mortgage Loan Trust Series 2019-NQM2, Class A3, 3.752% VRN 4/25/49 (a) (b)	472,166	478,623
Series 2019-NQM1, Class A3, 3.928% VRN 1/25/49 (a) (b)	1,027,099	1,043,135
PSMC Trust, Series 2018-1, Class A3, 3.500% VRN 2/25/48 (a) (b)	473,947	481,241
Sequoia Mortgage Trust, Series 2018-3, Class A4, 3.500% VRN 3/25/48 (a) (b)	407,362	412,358
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3, 2.916% VRN 9/27/49 (a) (b)	1,214,943	1,206,828
Verus Securitization Trust Series 2019-INV2, Class A3, 3.219% VRN 7/25/59 (a) (b)	822,105	824,594
Series 2019-1, Class A3, 4.040% VRN 2/25/59 (a) (b)	4,684,025	4,715,177
		19,193,868

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $119,786,324)		120,184,030

U.S. TREASURY OBLIGATIONS — 22.7%
U.S. Treasury Bonds & Notes — 22.7%
U.S. Treasury Inflation Index 0.125% 1/15/23	3,450,306	3,449,962
0.125% 7/15/24	4,768,412	4,796,802
0.125% 10/15/24	4,413,068	4,438,469
0.125% 7/15/26	4,476,620	4,490,740
0.250% 1/15/25	5,459,361	5,507,860
0.250% 7/15/29	2,565,275	2,590,168
0.375% 7/15/25 (c)	5,072,889	5,176,223
0.375% 1/15/27	2,556,672	2,595,464
0.375% 7/15/27	3,813,319	3,889,707
0.500% 4/15/24	3,520,001	3,576,907
0.500% 1/15/28	4,329,363	4,441,237
0.625% 4/15/23	2,351,652	2,388,046
0.625% 1/15/26	2,544,980	2,622,966

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
0.625% 2/15/43	$928,978	$939,443
0.750% 7/15/28	2,993,409	3,149,125
0.750% 2/15/45	3,376,659	3,501,633
0.875% 1/15/29	4,305,740	4,572,253
0.875% 2/15/47	746,207	799,591
1.000% 2/15/49 (d)	5,578,392	6,198,411
1.750% 1/15/28	1,473,972	1,655,823
2.125% 2/15/41	1,421,823	1,872,669
		72,653,499

TOTAL U.S. TREASURY OBLIGATIONS (Cost $70,134,309)		72,653,499

TOTAL BONDS & NOTES (Cost $191,036,220)		193,858,030

TOTAL PURCHASED OPTIONS (#) — 0.4% (Cost $1,343,417)		1,176,291

TOTAL LONG-TERM INVESTMENTS (Cost $192,379,637)		195,034,321

SHORT-TERM INVESTMENTS — 39.3%
Commercial Paper — 39.3%
American Electric Power Co., Inc. 2.216% 1/27/20 (a)	4,000,000	3,993,946
Autozone, Inc. 2.029% 1/02/20 (a)	2,000,000	1,999,805
Avangrid, Inc. 2.085% 2/13/20 (a)	2,035,000	2,029,787
BAT International Finance PLC 2.242% 3/13/20 (a)	2,000,000	1,991,325
Bemis Co., Inc. 2.094% 1/23/20 (a)	2,500,000	2,496,823
Boeing Co. 2.249% 3/04/20 (a)	4,000,000	3,986,098
Canadian Natural Resources Ltd. 2.142% 1/23/20 (a)	4,000,000	3,994,651
CenterPoint Energy, Inc. 2.003% 1/23/20 (a)	3,000,000	2,996,379
Daimler Finance North America LLC 2.198% 2/13/20 (a)	4,000,000	3,989,753
Diageo Capital PLC 1.981% 1/17/20 (a)	4,000,000	3,996,421
Dominion Resources 2.208% 2/12/20	4,000,000	3,990,005
Entergy Corp. 2.089% 2/20/20 (a)	4,000,000	3,988,089
Experian Finance PLC 2.192% 1/15/20 (a)	1,000,000	999,221
Fedex Corp. 2.082% 1/10/20 (a)	4,000,000	3,997,932
FMC Tech, Inc. 2.137% 2/03/20 (a)	4,000,000	3,992,233
Fortive Corp. 2.235% 1/21/20 (a)	4,000,000	3,995,394
General Electric Co. 2.157% 3/17/20	4,000,000	3,981,683
Lowes Companies 2.148% 3/05/20 (a)	4,000,000	3,984,653
Marriott International, Inc. 2.169% 1/07/20 (a)	4,000,000	3,998,584
Mccormick & Co. 2.058% 3/23/20 (a)	1,076,000	1,070,937
Mckesson Corp. 2.188% 2/21/20 (a)	2,000,000	1,993,893
Mondelez International, Inc. 2.285% 1/15/20 (a)	4,000,000	3,996,783
National Grid USA 2.056% 2/11/20 (a)	4,000,000	3,990,256
Nissan Motor Acceptance Corp. 2.041% 3/31/20 (a)	4,000,000	3,977,270
Parker-Hannifin Corp. 2.042% 3/20/20 (a)	1,800,000	1,792,452
2.164% 2/20/20 (a)	2,200,000	2,194,259
Public Service Electric & Gas Co. 2.232% 1/09/20	1,000,000	999,538
Public Service Enterprise Group, Inc. 2.164% 2/20/20 (a)	4,000,000	3,988,032
Reckitt Benckiser Treasury Services PLC 2.185% 2/19/20 (a)	4,000,000	3,989,778
Southern Power Co. 2.084% 1/22/20 (a)	4,000,000	3,995,158
Suncor Energy, Inc. 2.110% 1/30/20 (a)	1,500,000	1,497,450
2.141% 3/30/20 (a)	1,000,000	994,625
2.193% 1/31/20 (a)	700,000	698,768
2.212% 1/21/20 (a)	1,700,000	1,698,042
Telus Corp. 2.298% 1/24/20 (a)	4,000,000	3,994,677
Transcanada Pipelines Ltd. 2.114% 3/11/20 (a)	2,000,000	1,991,571
2.161% 1/22/20 (a)	1,300,000	1,298,426
2.243% 1/09/20 (a)	700,000	699,677
Viacomcbs, Inc. 2.034% 2/26/20 (a)	400,000	398,733
2.084% 2/18/20 (a)	4,000,000	3,988,523
2.135% 1/31/20 (a)	4,000,000	3,992,960
Volkswagen Credit, Inc. 2.421% 1/17/20 (a)	4,000,000	3,996,326
Walgreens Boots 2.360% 3/31/20	4,000,000	3,978,281
		125,619,197

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 0.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/19, 0.800%, due 1/02/20 (e)	$103,869	$103,869

TOTAL SHORT-TERM INVESTMENTS (Cost $125,722,380)		125,723,066

TOTAL INVESTMENTS — 100.3% (Cost $318,102,017) (f)		320,757,387

Other Assets/(Liabilities) — (0.3)%		(942,742)

NET ASSETS — 100.0%		$319,814,645

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2019, the aggregate market value of these securities amounted to $212,384,226 or 66.41% of net assets.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2019.
(c)	A portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2019, was $3,269,003 or 1.02% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The fund received $3,359,390 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(e)	Maturity value of $103,874. Collateralized by U.S. Government Agency obligations with a rate of 2.875%, maturity date of 10/15/21, and an aggregate market value, including accrued interest, of $107,976.
(f)	See Note 3 for aggregate cost for federal tax purposes.

(#) Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	3-Month USD LIBOR BBA	Quarterly	2.44%	Semi- Annually	USD	3,485,000	$229,294	$174,223	$55,071
10-Year Interest Rate Swap, 2/02/43	Credit Suisse International	1/31/33	3-Month USD LIBOR BBA	Quarterly	2.61%	Semi- Annually	USD	1,925,000	140,841	92,400	48,441
									370,135	266,623	103,512
Put
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	2.94%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	14,190,000	$543,119	$709,401	$(166,282)
10-Year Interest Rate Swap, 2/02/43	Credit Suisse International	1/31/33	3.11%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	7,670,000	263,037	367,393	(104,356)
									806,156	1,076,794	(270,638)
									$1,176,291	$1,343,417	$(167,126)

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Long Bond	3/20/20	66	$10,488,161	$(198,348)
U.S. Treasury Note 2 Year	3/31/20	65	14,016,618	(9,118)
				$(207,466)
Short
U.S. Treasury Ultra 10 Year	3/20/20	44	$(6,260,358)	$69,420
U.S. Treasury Ultra Bond	3/20/20	29	(5,384,341)	116,310
U.S. Treasury Note 5 Year	3/31/20	40	(4,748,156)	3,781
				$189,511

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/Reference	Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
1.740%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.	8/02/22	USD	5,500,000	$7,320	$-	$7,320
1.790%	Maturity	U.S. Consumer Price Index	Maturity	BNP Paribas SA	1/22/22	USD	3,400,000	(127)	-	(127)
1.823%	Maturity	U.S. Consumer Price Index	Maturity	BNP Paribas SA	2/04/22	USD	5,500,000	536	-	536
1.643%	Maturity	U.S. Consumer Price Index	Maturity	Goldman Sachs International	12/09/21	USD	9,500,000	35,269	-	35,269
1.669%	Maturity	U.S. Consumer Price Index	Maturity	Goldman Sachs International	11/08/22	USD	4,200,000	20,732	-	20,732
								$63,730	$-	$63,730

OTC Total Return Swaps

Paid by the Fund			Received by the Fund
Rate/Reference	Notional		Rate/Reference	No. of Contracts	Frequency	Counterparty	Termination Date	Value	Upfront Premium Received/ (Paid)	Unrealized Appreciation (Depreciation)
2.21%	USD	25,000,000	Bloomberg Barclays US Treasury Inflation Notes TR Index	79,532	Maturity	Barclays Bank PLC	1/31/20	$265,495	$-	$265,495
2.02%	USD	6,094,102	Bloomberg Barclays US Treasury Inflation Notes TR Index	19,302	Maturity	BNP Paribas SA	4/20/20	37,703	-	37,703
1.95%	USD	16,000,000	Bloomberg Barclays US Treasury Inflation Notes TR Index	50,708	Maturity	BNP Paribas SA	6/30/20	108,576	-	108,576
2.22%	USD	25,000,000	Bloomberg Barclays US Treasury Inflation Notes TR Index	79,532	Maturity	Goldman Sachs International	1/31/20	265,495	-	265,495

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

Paid by the Fund			Received by the Fund
Rate/Reference	Notional		Rate/Reference	No. of Contracts	Frequency	Counterparty	Termination Date	Value	Upfront Premium Received/ (Paid)	Unrealized Appreciation (Depreciation)
1.99%	USD	16,000,000	Bloomberg Barclays US Treasury Inflation Notes TR Index	50,761	Maturity	Goldman Sachs International	2/29/20	$125,514	$-	$125,514
2.00%	USD	21,339,981	Bloomberg Barclays US Treasury Inflation Notes TR Index	67,488	Maturity	Goldman Sachs International	2/29/20	99,330	-	99,330
1.95%	USD	16,000,000	Bloomberg Barclays US Treasury Inflation Notes TR Index	50,729	Maturity	Goldman Sachs International	4/30/20	115,221	-	115,221
1.98%	USD	16,000,000	Bloomberg Barclays US Treasury Inflation Notes TR Index	50,705	Maturity	Goldman Sachs International	4/30/20	107,651	-	107,651
1.99%	USD	16,000,000	Bloomberg Barclays US Treasury Inflation Notes TR Index	50,809	Maturity	Goldman Sachs International	5/29/20	140,855	-	140,855
1.96%	USD	16,000,000	Bloomberg Barclays US Treasury Inflation Notes TR Index	50,761	Maturity	Goldman Sachs International	5/29/20	125,514	-	125,514
1.97%	USD	16,000,000	Bloomberg Barclays US Treasury Inflation Notes TR Index	50,708	Maturity	Goldman Sachs International	5/29/20	108,576	-	108,576
2.03%	USD	16,000,000	Bloomberg Barclays US Treasury Inflation Notes TR Index	50,809	Maturity	Morgan Stanley & Co. LLC	5/01/20	140,855	-	140,855
1.94%	USD	28,871,739	Bloomberg Barclays US Treasury Inflation Notes TR Index	91,307	Maturity	Morgan Stanley & Co. LLC	6/30/20	134,388	-	134,388
								$1,775,173	$-	$1,775,173

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.2%

PREFERRED STOCK — 0.2%
Financial — 0.2%
Insurance — 0.2%
Allstate Corp., The, 3 mo. USD LIBOR + 3.165% 5.100% VRN 1/15/53	130,000	$3,464,500

TOTAL PREFERRED STOCK (Cost $3,250,000)		3,464,500

TOTAL EQUITIES (Cost $3,250,000)		3,464,500

	Principal Amount
BONDS & NOTES — 100.5%

CORPORATE DEBT — 34.6%
Aerospace & Defense — 0.1%
L3Harris Technologies, Inc. 2.900% 12/15/29	$1,005,000	1,020,953
United Technologies Corp. 6.125% 7/15/38	465,000	645,786
		1,666,739
Agriculture — 0.8%
BAT Capital Corp. 4.758% 9/06/49	805,000	832,333
Bunge Ltd. Finance Corp. 3.250% 8/15/26	1,383,000	1,378,017
4.350% 3/15/24	2,120,000	2,227,165
Imperial Brands Finance PLC 3.500% 7/26/26 (a)	1,675,000	1,684,791
3.875% 7/26/29 (a)	1,842,000	1,858,173
Reynolds American, Inc. 4.450% 6/12/25	1,320,000	1,421,488
5.850% 8/15/45	1,025,000	1,176,385
		10,578,352
Airlines — 0.2%
American Airlines Pass-Through Trust, Series 2014-1, Class B, 4.375% 4/01/24	175,668	180,799
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A, 4.100% 10/01/29	1,319,893	1,375,562
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.600% 9/01/27	500,763	517,864
		2,074,225
Auto Manufacturers — 1.8%
Ford Motor Co. 5.291% 12/08/46	500,000	476,447
Ford Motor Credit Co. LLC 3.336% 3/18/21	5,425,000	5,465,791
4.140% 2/15/23	3,705,000	3,811,969
4.375% 8/06/23	1,154,000	1,200,029
5.085% 1/07/21	1,163,000	1,190,816
General Motors Co. 4.200% 10/01/27	1,290,000	1,349,203
5.150% 4/01/38	785,000	803,043
General Motors Financial Co., Inc. 3.500% 11/07/24	4,340,000	4,472,034
4.150% 6/19/23	3,064,000	3,218,698
4.200% 11/06/21	1,466,000	1,519,935
Hyundai Capital America 2.850% 11/01/22 (a)	2,185,000	2,209,351
		25,717,316
Banks — 5.1%
Associated Banc-Corp. 4.250% 1/15/25	2,580,000	2,727,571
Bank of America Corp. 4.183% 11/25/27	2,580,000	2,797,873
3 mo. USD LIBOR + 1.814% 4.244% VRN 4/24/38	1,125,000	1,297,034
6.110% 1/29/37	1,275,000	1,723,455
7.750% 5/14/38	1,055,000	1,663,107
The Bank of Nova Scotia 4.500% 12/16/25	1,885,000	2,070,881
3 mo. USD LIBOR + 2.648% 4.650% VRN 10/12/22 (b)	3,550,000	3,594,375
Barclays Bank PLC 10.179% 6/12/21 (a)	5,444,000	6,051,678
Barclays PLC 3 mo. USD LIBOR + 1.380% 3.284% FRN 5/16/24	2,290,000	2,316,155
4.337% 1/10/28	1,600,000	1,717,275
BPCE SA 4.625% 7/11/24 (a)	1,600,000	1,721,544
Citigroup, Inc. 3.875% 3/26/25	1,846,000	1,952,943
8.125% 7/15/39	225,000	375,628
Credit Suisse AG 6.500% 8/08/23 (a)	3,806,000	4,238,932
Deutsche Bank AG 3.150% 1/22/21	3,200,000	3,214,553
Discover Bank 5 year USD Swap + 1.730% 4.682% VRN 8/09/28	3,275,000	3,422,375
First Republic Bank 4.375% 8/01/46	4,530,000	5,004,957

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Fulton Financial Corp. 3.600% 3/16/22	$1,485,000	$1,508,039
The Goldman Sachs Group, Inc. 4.250% 10/21/25	375,000	407,338
5.950% 1/15/27	1,333,000	1,593,071
6.250% 2/01/41	440,000	615,278
6.750% 10/01/37	1,065,000	1,479,422
HSBC Holdings PLC 4.250% 3/14/24	2,041,000	2,165,803
4.250% 8/18/25	1,328,000	1,420,350
ING Groep NV 3.550% 4/09/24	1,465,000	1,533,351
4.100% 10/02/23	3,145,000	3,344,084
JP Morgan Chase & Co. 5.600% 7/15/41	1,225,000	1,677,685
Morgan Stanley 4.350% 9/08/26	3,925,000	4,293,494
5.000% 11/24/25	1,250,000	1,408,007
Valley National Bancorp 5.125% 9/27/23	1,710,000	1,835,470
Wells Fargo & Co. 5.375% 11/02/43	851,000	1,092,957
5.606% 1/15/44	620,000	817,065
		71,081,750
Beverages — 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.900% 2/01/46	4,975,000	5,900,960
Molson Coors Brewing Co. 4.200% 7/15/46	1,689,000	1,685,875
5.000% 5/01/42	350,000	382,709
		7,969,544
Building Materials — 0.1%
Standard Industries, Inc. 5.500% 2/15/23 (a)	1,207,000	1,226,614
Chemicals — 1.0%
CF Industries, Inc. 3.400% 12/01/21 (a)	650,000	666,600
DuPont de Nemours, Inc. 5.319% 11/15/38	2,075,000	2,476,868
Huntsman International LLC 5.125% 11/15/22	1,137,000	1,214,502
The Sherwin-Williams Co. 4.500% 6/01/47	685,000	778,627
Syngenta Finance NV 3.698% 4/24/20 (a)	2,040,000	2,046,419
4.441% 4/24/23 (a)	2,400,000	2,506,475
Yara International ASA 4.750% 6/01/28 (a)	3,932,000	4,274,023
		13,963,514
Commercial Services — 0.0%
ERAC USA Finance LLC 6.700% 6/01/34 (a)	355,000	479,287

Computers — 0.7%
Dell International LLC/EMC Corp. 6.020% 6/15/26 (a)	3,164,000	3,642,397
Genpact Luxembourg Sarl 3.375% 12/01/24	4,235,000	4,254,641
3.700% STEP 4/01/22	2,295,000	2,328,403
		10,225,441
Diversified Financial Services — 2.5%
Aircastle Ltd. 4.400% 9/25/23	3,835,000	4,054,947
5.000% 4/01/23	1,950,000	2,085,683
Antares Holdings LP 6.000% 8/15/23 (a)	3,935,000	4,140,132
Ares Finance Co. LLC 4.000% 10/08/24 (a)	2,380,000	2,379,145
Brookfield Finance, Inc. 4.850% 3/29/29	2,168,000	2,482,607
GE Capital International Funding Co. 4.418% 11/15/35	1,790,000	1,914,824
Global Aircraft Leasing Co. Ltd. 6.500% 9/15/24 (a)	1,725,000	1,799,951
Lazard Group LLC 3.625% 3/01/27	1,209,000	1,248,245
3.750% 2/13/25	210,000	221,843
4.500% 9/19/28	2,055,000	2,262,559
LeasePlan Corp. NV 2.875% 10/24/24 (a)	1,930,000	1,929,345
Legg Mason, Inc. 5.625% 1/15/44	1,161,000	1,318,589
Park Aerospace Holdings Ltd. 4.500% 3/15/23 (a)	2,225,000	2,329,575
5.250% 8/15/22 (a)	6,015,000	6,408,381
5.500% 2/15/24 (a)	685,000	752,068
		35,327,894
Electric — 1.8%
Avangrid, Inc. 3.800% 6/01/29	1,931,000	2,049,164
CenterPoint Energy, Inc. 4.250% 11/01/28	2,000,000	2,171,875
The Cleveland Electric Illuminating Co. 3.500% 4/01/28 (a)	925,000	963,498
5.950% 12/15/36	589,000	742,654
CMS Energy Corp. 4.700% 3/31/43	655,000	738,785
4.875% 3/01/44	700,000	836,087
Duke Energy Corp. 3.750% 9/01/46	1,340,000	1,386,158

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Duke Energy Progress, Inc. 6.125% 9/15/33	$37,000	$47,051
Infraestructura Energetica Nova SAB de CV 3.750% 1/14/28 (a)	1,505,000	1,463,613
IPALCO Enterprises, Inc. 3.450% 7/15/20	4,085,000	4,102,667
3.700% 9/01/24	2,040,000	2,110,456
Nevada Power Co. 6.650% 4/01/36	1,000,000	1,385,476
NextEra Energy Capital Holdings, Inc. 2.750% 11/01/29	1,800,000	1,809,602
Oncor Electric Delivery Co. 7.500% 9/01/38	130,000	202,730
Pennsylvania Electric Co. 4.150% 4/15/25 (a)	2,090,000	2,224,343
PPL Capital Funding, Inc. 4.000% 9/15/47	1,050,000	1,075,284
Southwestern Electric Power Co. 6.200% 3/15/40	1,815,000	2,391,772
		25,701,215
Electronics — 0.1%
Arrow Electronics, Inc. 3.250% 9/08/24	945,000	971,752
5.125% 3/01/21	750,000	771,027
		1,742,779
Foods — 0.4%
Ingredion, Inc. 3.200% 10/01/26	765,000	773,532
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 5.500% 1/15/30 (a)	928,000	996,765
Kraft Heinz Foods Co. 4.625% 10/01/39 (a)	1,925,000	2,007,008
Mars, Inc. 3.950% 4/01/49 (a)	2,185,000	2,473,418
		6,250,723
Forest Products & Paper — 0.1%
Fibria Overseas Finance Ltd. 4.000% 1/14/25	1,225,000	1,265,743
Gas — 0.1%
NiSource, Inc. 4.800% 2/15/44	1,350,000	1,570,234
Health Care – Services — 0.2%
Advocate Health & Hospitals Corp. 3.829% 8/15/28	960,000	1,043,890
City of Hope 4.378% 8/15/48	1,275,000	1,476,538
Humana, Inc. 4.800% 3/15/47	780,000	914,253
		3,434,681
Housewares — 0.3%
Newell Brands, Inc. 3.850% STEP 4/01/23	3,558,000	3,697,512
Insurance — 4.0%
Allstate Corp. 3 mo. USD LIBOR + 2.938% 5.750% VRN 8/15/53	4,970,000	5,343,098
American International Group, Inc. 4.200% 4/01/28	1,300,000	1,431,048
4.500% 7/16/44	1,200,000	1,384,235
4.750% 4/01/48	450,000	542,618
3 mo. USD LIBOR + 2.868% 5.750% VRN 4/01/48	3,395,000	3,732,667
AmTrust Financial Services, Inc. 6.125% 8/15/23 (c)	2,965,000	3,027,984
Arch Capital Group US, Inc. 5.144% 11/01/43	1,150,000	1,426,955
Athene Holding Ltd. 4.125% 1/12/28	8,157,000	8,446,150
AXIS Specialty Finance LLC 3.900% 7/15/29	1,115,000	1,166,374
5 year CMT + 3.186% 4.900% VRN 1/15/40	1,670,000	1,692,672
AXIS Specialty Finance PLC 4.000% 12/06/27	2,760,000	2,926,689
Brown & Brown, Inc. 4.200% 9/15/24	1,278,000	1,359,576
CNO Financial Group, Inc. 5.250% 5/30/25	3,264,000	3,614,880
Enstar Group Ltd. 4.500% 3/10/22	1,815,000	1,881,971
4.950% 6/01/29	2,050,000	2,196,628
Markel Corp. 3.350% 9/17/29	715,000	732,510
The Progressive Corp. 3 mo. USD LIBOR + 2.539% 5.375% VRN 3/15/23 (b)	1,950,000	2,049,372
Prudential Financial, Inc. 3 mo. USD LIBOR + 2.665% 5.700% VRN 9/15/48	2,730,000	3,119,025
3 mo. USD LIBOR + 4.175% 5.875% VRN 9/15/42	650,000	698,750
USF&G Capital I 8.500% 12/15/45 (a)	1,015,000	1,557,015
Voya Financial, Inc. 3 mo. USD LIBOR + 2.084% 4.700% VRN 1/23/48	1,010,000	1,012,525
Willis North America, Inc. 2.950% 9/15/29	1,200,000	1,189,391
4.500% 9/15/28	2,135,000	2,354,431
XLIT Ltd. 4.450% 3/31/25	2,564,000	2,793,757
		55,680,321

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Internet — 0.2%
Amazon.com, Inc. 4.050% 8/22/47	$2,055,000	$2,418,420
Investment Companies — 1.1%
Ares Capital Corp. 3.500% 2/10/23	3,465,000	3,517,153
BlackRock TCP Capital Corp. 3.900% 8/23/24	4,215,000	4,306,831
4.125% 8/11/22	2,810,000	2,909,968
TPG Specialty Lending, Inc. 3.875% 11/01/24	4,505,000	4,538,182
		15,272,134
Iron & Steel — 0.3%
ArcelorMittal SA 6.250% STEP 2/25/22	755,000	813,812
Vale Overseas Ltd. 6.250% 8/10/26	1,550,000	1,819,390
6.875% 11/21/36	825,000	1,072,500
		3,705,702
Machinery – Diversified — 0.2%
CNH Industrial Capital LLC 3.875% 10/15/21	2,870,000	2,945,023
Media — 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.125% 5/01/27 (a)	1,200,000	1,266,000
Charter Communications Operating LLC/Charter Communications Operating Capital 6.484% 10/23/45	1,905,000	2,361,679
Comcast Corp. 3.400% 7/15/46	1,450,000	1,471,706
3.450% 2/01/50	715,000	733,010
3.969% 11/01/47	660,000	727,141
4.750% 3/01/44	925,000	1,125,785
Discovery Communications LLC 3.950% 3/20/28	1,907,000	2,035,764
5.000% 9/20/37	975,000	1,101,931
Grupo Televisa SAB 6.625% 3/18/25	2,637,000	3,075,920
Time Warner Cable, Inc. 6.750% 6/15/39	655,000	827,592
		14,726,528
Mining — 1.0%
Glencore Finance Canada Ltd. 5.550% STEP 10/25/42 (a)	857,000	908,586
Glencore Funding LLC 3.875% 10/27/27 (a)	950,000	981,141
4.000% 4/16/25 (a)	2,150,000	2,238,802
4.625% 4/29/24 (a)	4,085,000	4,330,917
Kinross Gold Corp. 4.500% 7/15/27	996,000	1,043,310
5.125% 9/01/21	3,325,000	3,458,000
Teck Resources Ltd. 6.000% 8/15/40	1,075,000	1,200,087
		14,160,843
Miscellaneous – Manufacturing — 0.0%
General Electric Co. 6.875% 1/10/39	429,000	573,377
Office Equipment/Supplies — 0.2%
Pitney Bowes, Inc. 4.125% STEP 10/01/21	2,825,000	2,863,844
Oil & Gas — 2.5%
Antero Resources Corp. 5.375% 11/01/21	6,265,000	5,965,455
Cenovus Energy, Inc. 4.250% 4/15/27	1,475,000	1,562,716
6.750% 11/15/39	1,000,000	1,274,068
Diamondback Energy, Inc. 3.250% 12/01/26	1,420,000	1,437,311
Encana Corp. 6.500% 2/01/38	530,000	626,182
EQT Corp. 3.000% 10/01/22 (c)	1,840,000	1,808,368
3.900% 10/01/27 (c)	5,620,000	5,228,860
Marathon Petroleum Corp. 4.500% 4/01/48	495,000	526,719
4.750% 9/15/44	625,000	687,110
6.500% 3/01/41	1,060,000	1,376,799
Newfield Exploration Co. 5.375% 1/01/26	1,875,000	2,033,651
5.625% 7/01/24	1,200,000	1,318,662
5.750% 1/30/22	2,110,000	2,243,072
Occidental Petroleum Corp. 6.600% 3/15/46	1,228,000	1,583,212
PBF Holding Co. LLC/PBF Finance Corp. 7.000% 11/15/23	1,150,000	1,193,125
Petroleos Mexicanos 5.350% 2/12/28	1,925,000	1,915,375
6.375% 1/23/45	640,000	616,614
6.500% 3/13/27	295,000	313,207
6.625% 6/15/38	202,000	201,697
Saudi Arabian Oil Co. 4.250% 4/16/39 (a)	2,580,000	2,763,813
		34,676,016
Oil & Gas Services — 0.4%
National Oilwell Varco, Inc. 3.600% 12/01/29	1,605,000	1,609,893
3.950% 12/01/42	1,778,000	1,638,490

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Patterson-UTI Energy, Inc. 3.950% 2/01/28	$2,060,000	$2,006,947
		5,255,330
Packaging & Containers — 0.3%
Amcor Finance USA, Inc. 3.625% 4/28/26 (a)	3,960,000	4,069,286
Pharmaceuticals — 1.5%
AbbVie, Inc. 4.050% 11/21/39 (a)	1,345,000	1,413,672
4.700% 5/14/45	2,465,000	2,754,562
Allergan Funding SCS 3.800% 3/15/25	1,700,000	1,786,543
Becton Dickinson and Co. 4.685% 12/15/44	800,000	936,247
Bristol-Myers Squibb Co. 4.350% 11/15/47 (a)	1,150,000	1,372,310
Cigna Corp. 4.800% 7/15/46 (a)	1,105,000	1,282,620
CVS Health Corp. 4.300% 3/25/28	1,325,000	1,447,485
5.050% 3/25/48	1,370,000	1,623,486
6.125% 9/15/39	895,000	1,143,424
CVS Pass-Through Trust 5.926% 1/10/34 (a)	1,863,318	2,172,292
McKesson Corp. 4.883% 3/15/44	800,000	872,812
Mylan NV 3.950% 6/15/26	2,765,000	2,882,578
Teva Pharmaceutical Finance Netherlands III BV 2.200% 7/21/21	1,352,000	1,309,344
4.100% 10/01/46	510,000	367,200
		21,364,575
Pipelines — 2.2%
Cheniere Corpus Christi Holdings LLC 3.700% 11/15/29 (a)	596,000	608,645
Cheniere Energy Partners LP 4.500% 10/01/29 (a)	686,000	704,934
Energy Transfer Operating LP 4.200% 4/15/27	2,425,000	2,539,827
5.875% 1/15/24	1,125,000	1,245,532
6.125% 12/15/45	1,385,000	1,606,220
3 mo. USD LIBOR + 4.028% 6.250% VRN 2/15/23 (b)	2,635,000	2,476,900
7.500% 10/15/20	1,075,000	1,117,172
EnLink Midstream Partners LP 4.150% 6/01/25	2,972,000	2,793,680
4.850% 7/15/26	996,000	933,750
Enterprise Products Operating LLC 3 mo. USD LIBOR + 3.033% 5.250% VRN 8/16/77	1,000,000	1,011,980
3 mo. USD LIBOR + 2.570% 5.375% VRN 2/15/78	1,120,000	1,113,048
EQM Midstream Partners LP 4.750% 7/15/23	2,870,000	2,879,160
MPLX LP 4.500% 4/15/38	1,115,000	1,134,595
6.250% 10/15/22 (a)	624,000	636,305
3 mo. USD LIBOR + 4.652% 6.875% VRN 2/15/23 (b)	3,419,000	3,444,643
Plains All American Pipeline LP 3 mo. USD LIBOR + 4.110% 6.125% VRN 11/15/22 (b)	2,590,000	2,415,175
Plains All American Pipeline LP/PAA Finance Corp. 4.500% 12/15/26	1,089,000	1,160,527
4.700% 6/15/44	1,525,000	1,483,045
Sunoco Logistics Partners Operations LP 5.300% 4/01/44	500,000	532,162
Western Midstream Operating LP 4.500% 3/01/28	615,000	607,181
		30,444,481
Private Equity — 0.5%
Apollo Management Holdings LP 5 year CMT + 3.266% 4.950% VRN 1/14/50 (a)	1,045,000	1,059,285
Carlyle Finance Subsidiary LLC 3.500% 9/19/29 (a)	1,345,000	1,341,705
Hercules Capital, Inc. 4.625% 10/23/22	3,220,000	3,246,200
KKR Group Finance Co. VI LLC 3.750% 7/01/29 (a)	1,480,000	1,577,590
		7,224,780
Real Estate Investment Trusts (REITS) — 1.7%
Alexandria Real Estate Equities, Inc. 2.750% 12/15/29	1,035,000	1,022,832
American Tower Trust #1 3.652% 3/15/48 (a)	1,810,000	1,892,167
Crown Castle International Corp. 5.200% 2/15/49	729,000	886,985
Healthcare Trust of America Holdings LP 3.500% 8/01/26	2,375,000	2,479,296
Mid-America Apartments LP 3.950% 3/15/29	625,000	682,090
SBA Tower Trust 3.168% 4/09/47 (a)	1,840,000	1,858,839
Service Properties Trust 4.500% 6/15/23	953,000	990,772
Spirit Realty LP 3.200% 1/15/27	1,220,000	1,221,986
3.400% 1/15/30	490,000	492,579
4.000% 7/15/29	1,765,000	1,858,864

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Store Capital Corp. 4.625% 3/15/29	$1,360,000	$1,509,690
Tanger Properties LP 3.875% 12/01/23	1,777,000	1,829,609
UDR, Inc. 3.200% 1/15/30	950,000	971,730
Vereit Operating Partnership LP 3.100% 12/15/29	3,615,000	3,552,486
4.625% 11/01/25	2,525,000	2,765,142
		24,015,067
Retail — 0.2%
El Puerto de Liverpool SAB de CV 3.950% 10/02/24 (a)	3,375,000	3,472,065
Semiconductors — 0.1%
Microchip Technology, Inc. 3.922% 6/01/21	955,000	976,660
Software — 0.3%
Broadridge Financial Solutions, Inc. 2.900% 12/01/29	1,600,000	1,598,535
Microsoft Corp. 4.450% 11/03/45	2,560,000	3,205,619
		4,804,154
Telecommunications — 0.8%
AT&T, Inc. 4.750% 5/15/46	4,225,000	4,781,613
5.250% 3/01/37	638,000	762,272
6.250% 3/29/41	15,000	19,534
Crown Castle Towers LLC 4.241% 7/15/48 (a)	1,750,000	1,937,178
Embarq Corp. 7.995% 6/01/36	200,000	211,500
Qwest Corp 6.750% 12/01/21	908,000	977,653
Telefonica Emisiones SAU 4.665% 3/06/38	1,040,000	1,163,546
Verizon Communications, Inc. 6.550% 9/15/43	996,000	1,462,392
		11,315,688
Transportation — 0.2%
Autoridad del Canal de Panama 4.950% 7/29/35 (a)	1,340,000	1,561,114
CSX Corp. 4.750% 11/15/48	820,000	995,093
Pacific National Finance Pty Ltd. 4.625% 9/23/20 (a)	845,000	857,693
		3,413,900

TOTAL CORPORATE DEBT (Cost $461,363,781)		487,351,757

MUNICIPAL OBLIGATIONS — 0.6%
JobsOhio Beverage System Series B 4.532% 1/01/35	3,050,000	3,574,783
New York City Water & Sewer System 5.882% 6/15/44	390,000	567,949
State of California BAB 7.550% 4/01/39	1,405,000	2,253,648
7.600% 11/01/40	900,000	1,485,639
		7,882,019

TOTAL MUNICIPAL OBLIGATIONS (Cost $7,026,628)		7,882,019

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 34.1%
Automobile ABS — 1.4%
Avis Budget Rental Car Funding AESOP LLC Series 2019-1A, Class B, 3.700% 3/20/23 (a)	958,000	977,506
Series 2019-1A, Class C, 4.530% 3/20/23 (a)	1,577,000	1,614,213
Carvana Auto Receivables Trust, Series 2019-4A, Class D 3.070% 7/15/25 (a)	2,109,000	2,104,722
Hertz Vehicle Financing LP Series 2019-3A, Class B, 3.030% 12/26/25 (a)	2,938,000	2,923,302
Series 2019-3A, Class C, 3.430% 12/26/25 (a)	2,501,000	2,477,158
Series 2018-1A, Class B, 3.600% 2/25/24 (a)	3,610,000	3,676,566
OneMain Direct Auto Receivables Trust, Series 2019-1A, Class B 3.950% 11/14/28 (a)	2,383,000	2,432,153
Santander Revolving Auto Loan Trust Series 2019-A, Class B, 2.800% 1/26/32 (a)	1,111,000	1,105,341
Series 2019-A, Class C, 3.000% 1/26/32 (a)	717,000	711,292
Series 2019-A, Class D, 3.450% 1/26/32 (a)	1,408,000	1,397,235
		19,419,488
Commercial MBS — 4.6%
Aventura Mall Trust, Series 2018-AVM, Class C, 4.112% VRN 7/05/40 (a) (d)	4,140,000	4,403,412
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class C, 1 mo. USD LIBOR + 1.350% 3.090% FRN 9/15/34 (a)	760,000	759,568

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BANK Series 2019-BN17, Class B, 4.128% VRN 4/15/52 (d)	$917,000	$989,499
Series 2019-BN16, Class AS, 4.267% 2/15/52	822,500	911,974
Series 2019-BN16, Class B, 4.438% VRN 2/15/52 (d)	684,276	750,989
BBCMS Mortgage Trust Series 2018-CHRS, Class B, 4.267% VRN 8/05/38 (a) (d)	2,200,000	2,346,330
Series 2018-CHRS, Class C, 4.267% VRN 8/05/38 (a) (d)	1,590,000	1,681,315
Series 2018-CHRS, Class D, 4.267% VRN 8/05/38 (a) (d)	1,220,000	1,263,744
Benchmark Mortgage Trust, Series 2019-B14, Class AS 3.352% 12/15/62	3,650,000	3,769,110
BHMS Mortgage Trust Series 2018-ATLS, Class A, 1 mo. USD LIBOR + 1.250% 2.990% FRN 7/15/35 (a)	5,180,000	5,170,281
Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500% 3.240% FRN 7/15/35 (a)	4,800,000	4,790,981
BX Commercial Mortgage Trust Series 2018-IND, Class B, 1 mo. USD LIBOR + .900% 2.640% FRN 11/15/35 (a)	770,000	769,523
Series 2018-IND, Class E, 1 mo. USD LIBOR + 1.700% 3.440% FRN 11/15/35 (a)	2,142,000	2,147,984
Series 2019-XL, Class E, 1 mo. USD LIBOR + 1.800% 3.540% FRN 10/15/36 (a)	2,150,000	2,152,015
Series 2019-XL, Class F, 1 mo. USD LIBOR + 2.000% 3.740% FRN 10/15/36 (a)	2,614,000	2,615,635
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 1 mo. USD LIBOR + 1.750% 3.490% FRN 12/15/37 (a)	1,104,426	1,107,544
CPT Mortgage Trust Series 2019-CPT, Class D, 2.997% VRN 11/13/39 (a) (d)	1,256,000	1,222,040
Series 2019-CPT, Class E, 2.997% VRN 11/13/39 (a) (d)	1,961,000	1,828,355
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class C 3.502% 8/10/56	1,259,000	1,251,124
Commercial Mortgage Pass-Through Certificates Series 2015-CR23, Class B, 4.183% VRN 5/10/48 (d)	1,200,000	1,280,552
Series 2015-CR23, Class C, 4.250% VRN 5/10/48 (d)	1,050,000	1,098,287
DBUBS Mortgage Trust, Series 2011-LC1A, Class B, 5.471% VRN 11/10/46 (a) (d)	860,000	879,022
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.619% VRN 7/10/38 (d)	557,191	562,218
GS Mortgage Securities Corp. Series 2019-GC39, Class C, 4.005% VRN 5/10/52 (d)	1,357,000	1,386,642
Series 2012-GC6, Class AS, 4.948% 1/10/45 (a)	800,000	838,724
Jackson Park Trust, Series 2019-LIC, Class C, 3.131% VRN 10/14/39 (a) (d)	2,900,000	2,868,095
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class B 3.898% 2/15/48	2,800,000	2,904,378
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class C, 4.184% VRN 10/15/50 (d)	2,900,000	3,011,263
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800% 3.540% FRN 5/15/36 (a)	1,730,000	1,728,965
Morgan Stanley Capital I Trust Series 2019-L2, Class AS, 4.272% 3/15/52	2,450,000	2,704,700
Series 2018-H3, Class B, 4.620% VRN 7/15/51 (d)	740,000	814,403
Series 2011-C2, Class B, 5.200% VRN 6/15/44 (a) (d)	825,000	840,815
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, 5.503% VRN 8/15/39 (d)	885	884
Wells Fargo Commercial Mortgage Trust Series 2019-C49, Class AS, 4.244% 3/15/52	1,492,000	1,638,803
Series 2018-C45, Class AS, 4.405% VRN 6/15/51 (d)	1,400,000	1,555,482
Series 2018-C45, Class B, 4.556% 6/15/51	390,000	437,095
		64,481,751
Other ABS — 15.6%
321 Henderson Receivables LLC, Series 2015-1A, Class A 3.260% 9/15/72 (a)	2,950,655	2,970,919

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
AASET Trust Series 2019-1, Class A, 3.844% 5/15/39 (a)	$2,589,098	$2,606,580
Series 2018-2A, Class A, 4.454% 11/18/38 (a)	1,821,871	1,856,828
Adams Outdoor Advertising LP, Series 2018-1, Class A 4.810% 11/15/48 (a)	2,360,638	2,449,487
Anchorage Capital CLO 9 Ltd., Series 2016-9A, Class CR, 3 mo. USD LIBOR + 2.850% 4.851% FRN 7/15/32 (a)	1,000,000	1,002,982
Apidos CLO XXV, Series 2016-25A, Class A2R, 3 mo. USD LIBOR + 1.700% 3.666% FRN 10/20/31 (a)	2,610,000	2,596,558
Arbys Funding LLC, Series 2015-1A, Class A2 4.969% 10/30/45 (a)	2,112,000	2,144,868
Ascentium Equipment Receivables Trust Series 2019-2A, Class E, 3.780% 5/10/27 (a)	2,813,000	2,793,366
Series 2018-2A, Class D, 4.150% 7/10/24 (a)	2,834,000	2,900,490
Series 2019-1A, Class E, 4.310% 4/12/27 (a)	1,506,000	1,541,641
Assurant CLO Ltd., Series 2018-2A, Class C, 3 mo. USD LIBOR + 2.250% 4.216% FRN 10/20/31 (a)	1,400,000	1,388,740
Atlas Senior Loan Fund VII Ltd., Series 2016-7A, Class A1R, 3 mo. USD LIBOR + 1.280% 3.199% FRN 11/27/31 (a)	2,400,000	2,398,783
Avery Point VII CLO Ltd., Series 2015-7A, Class DR, 3 mo. USD LIBOR + 3.600% 5.601% FRN 1/15/28 (a)	1,000,000	1,000,106
Ballyrock CLO 2019-2 Ltd., Series 2019-2A, Class C, 3 mo. USD LIBOR + 4.100% 5.998% FRN 11/20/30 (a)	800,000	805,366
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, 3 mo. USD LIBOR + 1.090% 3.056% FRN 4/20/31 (a)	1,920,000	1,910,650
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class CR, 3 mo. USD LIBOR + 3.500% 5.501% FRN 1/15/29 (a)	700,000	685,910
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class B, 3 mo. USD LIBOR + 1.950% 3.859% FRN 10/15/32 (a)	750,000	750,878
BlueMountain CLO XXV Ltd., Series 2019-25A, Class B, 3 mo. USD LIBOR + 1.800% 4.086% FRN 7/15/32 (a)	2,750,000	2,736,385
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A 2.940% 5/25/29 (a)	598,167	598,568
CAL Funding II Ltd., Series 2018-2A, Class A 4.340% 9/25/43 (a)	1,295,000	1,313,560
Canyon Capital CLO Ltd., Series 2019-2A, Class C, 3 mo. USD LIBOR + 2.750% 4.838% FRN 10/15/32 (a)	400,000	400,624
Capital Automotive REIT Series 2014-1A, Class A, 3.660% 10/15/44 (a)	1,053,100	1,051,874
Series 2017-1A, Class A2, 4.180% 4/15/47 (a)	908,061	922,926
Carlyle Global Market Strategies CLO Ltd. Series 2018-4A, Class A2, 3 mo. USD LIBOR + 1.800% 3.766% FRN 1/20/31 (a)	1,080,000	1,080,208
Series 2015-3A, Class CR, 3 mo. USD LIBOR + 2.850% 4.786% FRN 7/28/28 (a)	310,000	299,587
Castlelake Aircraft Securitization, Series 2019-1A, Class A 3.967% 4/15/39 (a)	1,170,692	1,181,813
Castlelake Aircraft Structured Trust, Series 2018-1, Class A 4.125% 6/15/43 (a)	3,201,030	3,253,948
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A 2.000% 12/10/23 (a)	1,209	1,206
CBAM Ltd., Series 2018-6A, Class B1R, 3 mo. USD LIBOR + 2.100% 3.846% FRN 1/15/31 (a)	1,200,000	1,203,419
CIFC Funding Ltd., Series 2017-5A, Class A1, 3 mo. USD LIBOR + 1.180% 3.182% FRN 11/16/30 (a)	2,100,000	2,094,886
Clear Creek CLO Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.200% 3.166% FRN 10/20/30 (a)	2,120,000	2,114,825
CLI Funding V LLC, Series 2014-1A, Class A 3.290% 6/18/29 (a)	878,814	880,128
CLI Funding VI LLC, Series 2017-1A, Class A 3.620% 5/18/42 (a)	2,181,451	2,168,246

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460% 2.252% FRN 9/25/34	$33,877	$32,299
Crestline Denali CLO XIV Ltd., Series 2016-1A, Class A1R, 3 mo. USD LIBOR + 1.280% 3.214% FRN 10/23/31 (a)	1,300,000	1,295,577
Cronos Containers Program Ltd., Series 2014-2A, Class A 3.270% 11/18/29 (a)	478,704	478,769
DB Master Finance LLC Series 2019-1A, Class A2II, 4.021% 5/20/49 (a)	2,133,280	2,175,352
Series 2019-1A, Class A23, 4.352% 5/20/49 (a)	1,927,315	2,028,056
Diamond Resorts Owner Trust, Series 2016-1, Class A 3.080% 11/20/28 (a)	996,240	999,986
Domino’s Pizza Master Issuer LLC Series 2019-1A, Class A2, 3.668% 10/25/49 (a)	1,390,000	1,395,813
Series 2018-1A, Class A2I, 4.116% 7/25/48 (a)	1,491,125	1,524,795
Series 2017-1A, Class A23, 4.118% 7/25/47 (a)	656,600	677,947
Series 2015-1A, Class A2II, 4.474% 10/25/45 (a)	3,628,125	3,735,852
Drug Royalty II LP, Series 2014-1, Class A2 3.484% 7/15/23 (a)	24,272	24,266
Dryden 72 CLO Ltd., Series 2019-72A, Class B, 3 mo. USD LIBOR + 1.900% 3.810% FRN 5/15/32 (a)	1,700,000	1,704,566
Eaton Vance CLO Ltd., Series 2018-1A, Class B, 3 mo. USD LIBOR + 1.750% 3.751% FRN 10/15/30 (a)	1,700,000	1,696,724
Elmwood CLO II Ltd., Series 2019-2A, Class A, 3 mo. USD LIBOR + 1.450% 3.416% FRN 4/20/31 (a)	3,500,000	3,511,263
Elmwood CLO III Ltd., Series 2019-3A, Class B, 3 mo. USD LIBOR + 1.950% 3.768% FRN 10/15/32 (a)	1,300,000	1,300,846
FCI Funding LLC, Series 2019-1A, Class A 3.630% 2/18/31 (a)	484,750	486,804
Flatiron CLO Ltd. Series 2019-1A, Class B, 3 mo. USD LIBOR + 1.900% 3.795% FRN 11/16/32 (a)	1,300,000	1,304,653
Series 2019-1A, Class C, 3 mo. USD LIBOR + 2.700% 4.595% FRN 11/16/32 (a)	250,000	250,298
Galaxy XX CLO Ltd., Series 2015-20A, Class AR, 3 mo. USD LIBOR + 1.000% 2.966% FRN 4/20/31 (a)	1,100,000	1,089,189
Global Container Assets Ltd., Series 2015-1A, Class A2 3.450% 2/05/30 (a)	909,972	912,700
Global SC Finance II SRL, Series 2014-1A, Class A1 3.190% 7/17/29 (a)	229,167	228,315
Goldentree Loan Management US CLO Ltd. Series 2017-2A, Class A, 3 mo. USD LIBOR + 1.150% 3.116% FRN 11/28/30 (a)	2,250,000	2,247,669
Series 2019-5A, Class C, 3 mo. USD LIBOR + 2.700% 4.888% FRN 10/20/32 (a)	500,000	500,587
Goodgreen Trust Series 2019-2A, Class A, 2.760% 10/15/54 (a)	4,112,275	4,077,015
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	1,783,497	1,814,315
Series 2017-1A, Class A, 3.740% 10/15/52 (a)	843,899	869,820
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	1,743,665	1,817,773
Series 2018-1A, Class A, 3.930% VRN 10/15/53 (a) (d)	2,198,058	2,293,254
Helios Issuer LLC, Series 2017-1A, Class A 4.940% 9/20/49 (a)	1,499,022	1,562,466
Hero Funding Trust Series 2016-3A, Class A1, 3.080% 9/20/42 (a)	1,031,158	1,035,560
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	1,040,120	1,037,180
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	314,465	318,001
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	1,013,664	1,038,194
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	252,805	259,198
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	1,838,514	1,912,741
Highbridge Loan Management Ltd. Series 12A-18, Class B, 3 mo. USD LIBOR + 1.850% 3.853% FRN 7/18/31 (a)	1,700,000	1,653,853

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 13A-18, Class C, 3 mo. USD LIBOR + 2.150% 4.151% FRN 10/15/30 (a)	$1,000,000	$989,251
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A 4.458% 12/15/38 (a)	1,146,734	1,177,250
Horizon Aircraft Finance II Ltd., Series 2019-1, Class A 3.721% 7/15/39 (a)	1,581,628	1,579,681
Horizon Aircraft Finance III Ltd., Series 2019-2, Class A 3.425% 11/15/39 (a)	3,044,768	3,026,849
ICG US CLO Ltd., Series 2019-1A, Class A1A, 3 mo. USD LIBOR + 1.380% 3.496% FRN 10/26/32 (a)	900,000	900,057
J.G. Wentworth XLII LLC, Series 2018-2A, Class A 3.960% 10/15/75 (a)	1,655,777	1,754,204
J.G. Wentworth XXXV LLC, Series 2015-2A, Class A 3.870% 3/15/58 (a)	670,654	711,143
KKR Financial CLO Ltd. Series 24, Class A1, 3 mo. USD LIBOR + 1.360% 3.326% FRN 4/20/32 (a)	1,800,000	1,800,673
Series 25, Class B1, 3 mo. USD LIBOR + 2.000% 4.001% FRN 4/15/32 (a)	1,500,000	1,501,124
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1 4.300% 1/15/42 (a)	2,224,167	2,264,500
MACH 1 Cayman Ltd., Series 2019-1, Class A 3.474% 10/15/39 (a)	2,737,880	2,719,066
Madison Park Funding XIV Ltd., Series 2014-14A, Class CRR, 3 mo. USD LIBOR + 2.200% 4.153% FRN 10/22/30 (a)	790,000	783,079
Madison Park Funding XXIX Ltd., Series 2018-29A, Class C, 3 mo. USD LIBOR + 2.200% 4.203% FRN 10/18/30 (a)	680,000	677,226
Madison Park Funding XXVIII Ltd., Series 2018-28A, Class B, 3 mo. USD LIBOR + 1.600% 3.601% FRN 7/15/30 (a)	2,090,000	2,070,862
Madison Park Funding XXXI Ltd., Series 2018-31A, Class B, 3 mo. USD LIBOR + 1.700% 3.634% FRN 1/23/31 (a)	1,000,000	999,328
Magnetite XV Ltd., Series 2015-15A, Class CR, 3 mo. USD LIBOR + 1.800% 3.740% FRN 7/25/31 (a)	2,830,000	2,751,139
Mariner Finance Issuance Trust, Series 2018-AA, Class A 4.200% 11/20/30 (a)	2,235,000	2,277,861
Milos CLO Ltd., Series 2017-1A, Class A, 3 mo. USD LIBOR + 1.250% 3.216% FRN 10/20/30 (a)	940,000	937,281
Mosaic Solar Loans LLC Series 2017-2A, Class A, 3.820% 6/22/43 (a)	692,286	704,879
Series 2018-1A, Class A, 4.010% 6/22/43 (a)	302,113	310,188
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	334,074	347,084
MP CLO III Ltd., Series 2013-1A, Class AR, 3 mo. USD LIBOR + 1.250% 3.216% FRN 10/20/30 (a)	1,850,000	1,841,736
MVW Owner Trust Series 2014-2, Class A, 2.250% 9/22/31 (a)	521,743	520,699
Series 2017-1A, Class A, 2.420% 12/20/34 (a)	267,561	267,454
Series 2015-1A, Class A, 2.520% 12/20/32 (a)	383,498	383,348
NP SPE II LLC, Series 2017-1A, Class A2 4.219% 10/21/47 (a)	2,190,000	2,278,252
Octagon Investment Partners 39 Ltd., Series 2018-3A, Class C, 3 mo. USD LIBOR + 2.200% 4.166% FRN 10/20/30 (a)	1,180,000	1,176,775
OHA Credit Funding Ltd. Series 2019-4A, Class A1, 3 mo. USD LIBOR + 1.330% 3.266% FRN 10/22/32 (a)	1,250,000	1,250,823
Series 2019-4A, Class C, 3 mo. USD LIBOR + 2.650% 4.586% FRN 10/22/32 (a)	1,000,000	1,000,771
OneMain Financial Issuance Trust, Series 2019-2A, Class A 3.140% 10/14/36 (a)	10,200,000	10,068,060
Oxford Finance Funding Trust, Series 2016-1A, Class A 3.968% 6/17/24 (a)	490,868	493,131
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A 3.967% 6/15/44 (a)	1,863,964	1,878,337

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2 3.858% 12/05/49 (a)	$2,985,000	$2,957,271
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850% 4.642% FRN 2/25/23 (a)	1,180,000	1,186,962
Regatta XIV Funding Ltd., Series 2018-3A, Class B, 3 mo. USD LIBOR + 1.850% 3.790% FRN 10/25/31 (a)	1,030,000	1,031,283
Sierra Receivables Funding LLC Series 2015-3A, Class B, 3.080% 9/20/32 (a)	113,404	113,839
Series 2018-2A, Class C, 3.940% 6/20/35 (a)	810,398	822,234
Series 2019-1A, Class D, 4.750% 1/20/36 (a)	2,367,721	2,409,502
Series 2018-3A, Class D, 5.200% 9/20/35 (a)	1,352,055	1,379,151
Steele Creek CLO Ltd., Series 2018-2A, Class C, 3 mo. USD LIBOR + 2.300% 4.204% FRN 8/18/31 (a)	1,660,000	1,603,963
Store Master Funding I-VII, Series 2019-1, Class A2 3.650% 11/20/49 (a)	3,660,710	3,617,289
Store Master Funding I-VII, Series 2018-1A, Class A2 4.290% 10/20/48 (a)	1,483,360	1,571,904
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD LIBOR + .800% 2.592% FRN 11/25/35 (a)	1,579,659	1,550,808
Structured Receivables Finance LLC, Series 2010-B, Class A 3.730% 8/15/36 (a)	245,433	246,964
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A 4.870% 7/20/48 (a)	652,969	682,889
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A 4.190% 1/15/71 (a)	1,890,109	2,021,375
Taco Bell Funding LLC Series 2018-1A, Class A2II, 4.940% 11/25/48 (a)	1,425,600	1,534,179
Series 2016-1A, Class A23, 4.970% 5/25/46 (a)	1,950,000	2,053,195
TAL Advantage VI LLC, Series 2017-1A, Class A 4.500% 4/20/42 (a)	1,842,884	1,890,805
Textainer Marine Containers VII Ltd., Series 2019-1A, Class A 3.960% 4/20/44 (a)	511,200	515,995
THL Credit Wind River CLO Ltd., Series 2018-3A, Class B, 3 mo. USD LIBOR + 1.700% 3.666% FRN 1/20/31 (a)	2,440,000	2,436,777
TICP CLO XIV Ltd., Series 2019-14A, Class A2, 3 mo. USD LIBOR + 1.900% 4.021% FRN 10/20/32 (a)	250,000	250,318
Trinity Rail Leasing LP Series 2019-2A, Class A2, 3.100% 10/18/49 (a)	4,127,000	4,076,472
Series 2019-1A, Class A, 3.820% 4/17/49 (a)	4,455,525	4,567,888
Series 2018-1A, Class A2, 4.620% 6/17/48 (a)	2,370,000	2,463,708
Trip Rail Master Funding LLC, Series 2017-1A, Class A1 2.709% 8/15/47 (a)	322,149	322,199
Triton Container Finance LLC Series 2017-1A, Class A, 3.520% 6/20/42 (a)	707,412	703,599
Series 2017-2A, Class A, 3.620% 8/20/42 (a)	2,652,196	2,651,672
Vivint Solar Financing V LLC, Series 2018-1A, Class B 7.370% 4/30/48 (a)	2,563,891	2,687,608
Voya CLO Ltd. Series 2015-3A, Class A3R, 3 mo. USD LIBOR + 1.700% 3.666% FRN 10/20/31 (a)	1,500,000	1,476,266
Series 2019-3A, Class B1, 3 mo. USD LIBOR + 1.850% 3.852% FRN 10/17/32 (a)	1,500,000	1,501,447
WAVE LLC Series 2017-1A, Class A, 3.844% 11/15/42 (a)	3,214,282	3,233,712
Series 2017-1A, Class C, 6.656% 11/15/42 (a)	1,810,626	1,819,073
WAVE USA, Series 2019-1A, Class A 3.597% 9/15/44 (a)	5,028,352	4,975,090
Wendy’s Funding LLC, Series 2015-1A, Class A23 4.497% 6/15/45 (a)	3,064,000	3,092,871
Westgate Resorts LLC, Series 2017-1A, Class A 3.050% 12/20/30 (a)	685,393	687,828
Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750% STEP 9/15/43 (a)	1,268,423	1,324,719
		219,301,017

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Student Loans ABS — 11.5%
Academic Loan Funding Trust, Series 2012-1A, Class A2, 1 mo. USD LIBOR + 1.100% 2.892% FRN 12/27/44 (a)	$1,039,425	$1,045,627
AccessLex Institute, Series 2003-A, Class A3, 3 mo. CMT + 1.200% 2.790% FRN 7/01/38	60,355	60,294
College Avenue Student Loans LLC Series 2019-A, Class B, 3.810% 12/28/48 (a)	2,630,000	2,632,103
Series 2019-A, Class C, 4.460% 12/28/48 (a)	1,505,000	1,502,462
College Loan Corp. Trust I, Series 2007-1, Class B2, 28 day ARS FRN 1/25/47	875,000	693,053
Earnest Student Loan Program LLC, Series 2016-B, Class A2 3.020% 5/25/34 (a)	540,798	543,108
ECMC Group Student Loan Trust Series 2018-2A, Class A, 1 mo. USD LIBOR + .800% 2.592% FRN 9/25/68 (a)	5,040,918	4,946,456
Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200% 2.992% FRN 12/27/66 (a)	2,125,392	2,125,390
Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350% 3.142% FRN 7/26/66 (a)	3,026,467	3,041,792
EdLinc Student Loan Funding, Series 2017-A, Class A, PRIME - 1.150% 4.350% FRN 12/01/47 (a)	2,290,186	2,258,133
Education Loan Asset-Backed Trust I Series 2003-1, Class A2, 28 day ARS 0.000% FRN 2/01/43 (a)	1,300,000	1,217,189
Series 2003-2, Class 2A1, 28 day ARS 0.000% FRN 8/01/43 (a)	1,950,000	1,819,344
Series 2013-1, Class B1, 1 mo. USD LIBOR + 1.000% 2.792% FRN 11/25/33 (a)	1,211,746	1,176,899
Higher Education Funding I Series 2004-1, Class B2, 28 day ARS 0.000% FRN 1/01/44 (a)	600,000	514,916
Series 2004-1, Class B1, 28 day ARS 0.000% FRN 1/01/44 (a)	600,000	531,136
Laurel Road Prime Student Loan Trust Series 2017-B, Class BFX, 3.020% 8/25/42 (a)	669,128	678,450
Series 2018-B, Class BFX, 3.720% 5/26/43 (a)	542,496	552,799
Navient Private Education Loan Trust, Series 2018-BA, Class A2B, 1 mo. USD LIBOR + .720% 2.460% FRN 12/15/59 (a)	850,000	847,351
Navient Private Education Refi Loan Trust Series 2019-A, Class A2A, 3.420% 1/15/43 (a)	1,013,000	1,035,422
Series 2019-CA, Class B, 3.670% 2/15/68 (a)	1,512,000	1,546,609
Series 2019-A, Class B, 3.900% 1/15/43 (a)	1,500,000	1,587,472
Series 2018-CA, Class B, 4.220% 6/16/42 (a)	1,480,000	1,519,975
Navient Student Loan Trust Series 2016-1A, Class A, 1 mo. USD LIBOR + .700% 2.505% FRN 2/25/70 (a)	2,850,986	2,828,962
Series 2018-2A, Class A3, 1 mo. USD LIBOR + .750% 2.542% FRN 3/25/67 (a)	3,320,000	3,274,938
Series 2018-3A, Class A3, 1 mo. USD LIBOR + .800% 2.592% FRN 3/25/67 (a)	4,650,000	4,548,528
Series 2019-1A, Class A2, 1 mo. USD LIBOR + .900% 2.692% FRN 12/27/67 (a)	3,100,000	3,102,358
Series 2019-2A, Class A2, 1 mo. USD LIBOR + 1.000% 2.792% FRN 2/27/68 (a)	1,548,000	1,560,954
Series 2016-7A, Class A, 1 mo. USD LIBOR + 1.150% 2.955% FRN 3/25/66 (a)	3,378,063	3,381,234
Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250% 3.042% FRN 6/25/65 (a)	2,484,565	2,513,778
Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300% 3.092% FRN 3/25/66 (a)	6,800,000	6,890,687
Series 2014-8, Class B, 1 mo. USD LIBOR + 1.500% 3.292% FRN 7/26/49	2,500,000	2,492,482
Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500% 3.292% FRN 10/25/58	1,200,000	1,208,371
Series 2019-BA, Class B, 4.040% 12/15/59 (a)	3,700,000	3,867,510
Series 2018-EA, Class B, 4.440% 12/15/59 (a)	730,000	784,386
Nelnet Private Education Loan Trust, Series 2016-A, Class A1B 3.600% 12/26/40 (a)	521,111	526,197
Nelnet Student Loan Trust Series 2019-5, Class A, 2.530% 10/25/67 (a)	10,302,659	10,173,168

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-3A, Class A3, 1 mo. USD LIBOR + .750% 2.542% FRN 9/27/66 (a)	$4,500,000	$4,469,589
Series 2014-3A, Class B, 1 mo. USD LIBOR + 1.500% 3.292% FRN 10/25/50 (a)	975,000	952,233
Series 2015-2A, Class B, 1 mo. USD LIBOR + 1.500% 3.292% FRN 5/26/54 (a)	1,130,000	1,117,653
Series 2014-5A, Class B, 1 mo. USD LIBOR + 1.500% 3.292% FRN 5/26/54 (a)	1,300,000	1,255,987
Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500% 3.292% FRN 6/25/54 (a)	1,100,000	1,080,496
Series 2019-4A, Class B, 1 mo. USD LIBOR + 1.650% 3.442% FRN 9/26/67 (a)	3,800,000	3,799,993
Series 2019-5, Class B, 3.450% 10/25/67 (a)	2,850,000	2,774,605
SLC Student Loan Trust Series 2007-1, Class A5, 3 mo. USD LIBOR + .090% 2.000% FRN 2/15/68	8,400,000	7,818,210
Series 2005-1, Class B, 3 mo. USD LIBOR + .200% 2.110% FRN 2/15/45	1,665,356	1,564,797
SLM Student Loan Trust Series 2002-7, Class A11, 28 day ARS 0.000% FRN 3/15/28	150,000	150,000
Series 2003-5, Class A7, 28 day ARS 0.000% FRN 6/15/30	450,000	450,000
Series 2002-7, Class B, 28 day ARS 0.000% FRN 12/15/39	3,800,000	3,798,713
Series 2006-2, Class R, 0.000% 1/25/41	9,078	4,493,610
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 2.150% FRN 10/25/40	1,955,605	1,823,218
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 2.250% FRN 1/25/55	1,438,224	1,334,634
Series 2003-14, Class A7, 3 mo. USD LIBOR + .600% 2.540% FRN 10/25/65 (a)	11,370,000	11,112,805
Series 2013-2, Class B, 1 mo. USD LIBOR + 1.500% 3.292% FRN 6/25/43	2,090,000	1,971,996
SMB Private Education Loan Trust Series 2018-C, Class A2B, 1 mo. USD LIBOR + .750% 2.490% FRN 11/15/35 (a)	3,300,000	3,291,353
Series 2017-A, Class B, 3.500% 6/17/41 (a)	1,800,000	1,850,481
SoFi Alternative Trust, Series 2019-C, Class PT, 4.010% VRN 1/25/45 (a) (d)	8,378,204	8,563,756
SoFi Professional Loan Program LLC Series 2015-A, Class RC, 0.000% 3/25/33 (a)	1,200	990,000
Series 2017-D, Class R1, 0.000% 9/25/40 (a)	4,647,800	2,319,856
Series 2018-A, Class R1, 0.000% 2/25/42 (a)	3,470,600	2,682,774
Series 2018-B, Class R1, 0.000% 8/26/47 (a)	3,139,900	1,871,631
Series 2018-D, Class R1, 0.000% 2/25/48 (a)	5,678,800	1,959,186
Series 2019-A, Class R1, 0.000% 6/15/48 (a)	8,126,500	2,523,492
South Carolina Student Loan Corp. Series 2014-1, Class A2, 1 mo. USD LIBOR + 1.000% 2.691% FRN 1/03/33	2,030,000	2,003,376
Series 2014-1, Class B, 1 mo. USD LIBOR + 1.500% 3.191% FRN 8/01/35	3,025,000	3,048,632
South Texas Higher Education Authority, Inc., Series 2012-1, Class A3, 3 mo. USD LIBOR + .850% 2.949% FRN 10/01/46	2,000,000	2,010,981
		162,113,590
WL Collateral CMO — 1.0%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, 4.624% VRN 8/25/34 (d)	100,071	98,726
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class M1, 3.170% VRN 7/25/49 (a) (d)	1,188,500	1,181,896
Countrywide Home Loans, Inc. Series 2003-42, Class 1A1, 3.991% VRN 9/25/33 (d)	17,884	17,021
Series 2004-2, Class 1A1, 4.608% VRN 2/25/34 (d)	80,591	75,443
Deephaven Residential Mortgage Trust Series 2018-1A, Class A3, 3.202% VRN 12/25/57 (a) (d)	395,915	394,567
Series 2019-1A, Class A3, 3.948% VRN 1/25/59 (a) (d)	1,178,535	1,187,900
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, 4.306% VRN 8/25/34 (d)	25,124	24,832

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 3.946% VRN 8/25/34 (d)	$148,197	$143,019
JP Morgan Mortgage Trust, Series 2017-1, Class A11, 3.500% VRN 1/25/47 (a) (d)	2,606,250	2,651,453
Merrill Lynch Mortgage Investors, Inc. Series 2004-A1, Class IA, 3.250% VRN 2/25/34 (d)	9,346	8,895
Series 2003-A4, Class IA, 4.744% VRN 7/25/33 (d)	6,271	6,095
PSMC Trust, Series 2018-2, Class A1, 3.500% VRN 6/25/48 (a) (d)	2,928,364	2,939,697
Sequoia Mortgage Trust Series 2018-CH2, Class A3, 4.000% VRN 6/25/48 (a) (d)	2,254,124	2,284,926
Series 2018-CH4, Class A2, 4.000% VRN 10/25/48 (a) (d)	1,075,056	1,117,447
Series 2019-1, Class A1, 4.000% VRN 2/25/49 (a) (d)	361,374	367,298
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, 4.133% VRN 3/25/34 (d)	92,936	90,586
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400% 3.640% FRN 4/25/44	229,193	224,283
Wells Fargo Mortgage Backed Securities Trust, Series 2019-1, Class A1, 4.000% VRN 11/25/48 (a) (d)	1,408,504	1,445,095
		14,259,179

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $477,068,604)		479,575,025

SOVEREIGN DEBT OBLIGATIONS — 0.7%
Colombia Government International Bond 6.125% 1/18/41	2,980,000	3,856,120
Mexico Government International Bond 4.750% 3/08/44	4,328,000	4,782,440
6.750% 9/27/34	950,000	1,301,500
		9,940,060

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $8,551,707)		9,940,060

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 26.6%
Collateralized Mortgage Obligations — 0.3%
Federal Home Loan Mortgage Corp. Series 2617, Class Z, 5.500% 5/15/33	1,125,164	1,248,842
Series 2693, Class Z, 5.500% 10/15/33	2,006,564	2,194,356
Series 2178, Class PB, 7.000% 8/15/29	157,709	174,112
		3,617,310
Pass-Through Securities — 25.8%
Federal Home Loan Mortgage Corp. Pool #SB8013 2.500% 9/01/34	8,660,549	8,738,192
Pool #SB8020 2.500% 12/01/34	10,435,157	10,528,709
Pool #Z40047 4.000% 10/01/41	222,367	238,455
Pool #ZA5946 4.500% 11/01/48	8,362,144	8,819,417
Pool #ZA6368 4.500% 2/01/49	8,097,769	8,528,438
Pool #C00836 7.000% 7/01/29	7,254	8,246
Pool #C49314 7.000% 4/01/31	4,358	5,050
Pool #C51422 7.000% 5/01/31	1,652	1,917
Pool #C53034 7.000% 6/01/31	11,373	13,075
Pool #G01311 7.000% 9/01/31	37,142	42,660
Pool #G01317 7.000% 10/01/31	20,951	24,071
Pool #G00143 7.500% 6/01/23	190	202
Pool #C55867 7.500% 2/01/30	15,572	17,423
Pool #C41497 7.500% 9/01/30	65	76
Pool #C44830 7.500% 11/01/30	20	23
Pool #C45235 7.500% 12/01/30	13,910	16,054
Pool #C46038 7.500% 12/01/30	559	645
Pool #C01116 7.500% 1/01/31	716	832
Pool #C46309 7.500% 1/01/31	440	512
Pool #C46810 7.500% 1/01/31	112	130
Pool #C47063 7.500% 1/01/31	2,427	2,815
Pool #C47060 7.500% 1/01/31	600	700
Pool #G00653 8.500% 11/01/25	10,578	11,624
Federal National Mortgage Association Pool #MA3797 2.500% 10/01/34	16,357,475	16,504,121
Pool #MA3029 3.000% 6/01/32	4,731,773	4,871,239
Pool #MA3090 3.000% 8/01/32	2,009,302	2,067,269
Pool #AV2325 3.500% 12/01/28	670,136	698,560
Pool #AS1304 3.500% 12/01/28	1,287,371	1,341,976
Pool #AV1897 3.500% 12/01/28	237,464	247,536
Pool #BF0196 3.500% 2/01/41	1,513,606	1,585,179
Pool #MA1356 3.500% 2/01/43	8,624,490	9,070,042
Pool #CA1073 3.500% 1/01/48	16,642,678	17,273,624
Pool #BJ0686 4.000% 4/01/48	4,786,491	5,017,471
Pool #CA1951 4.000% 7/01/48	3,437,363	3,596,793
Pool #CA2039 4.000% 7/01/48	3,872,773	4,040,599
Pool #BN5342 4.000% 3/01/49	30,660,088	31,900,111
Pool #MA3638 4.000% 4/01/49	9,576,800	9,958,141

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #725692 1 year CMT + 2.138% 4.357% FRN 10/01/33	$137,528	$144,839
Pool #888586 1 year CMT + 2.195% 4.370% FRN 10/01/34	313,491	330,154
Pool #CA1909 4.500% 6/01/48	9,097,423	9,648,351
Pool #CA1952 4.500% 6/01/48	2,387,884	2,531,745
Pool #MA3522 4.500% 11/01/48	5,802,737	6,121,502
Pool #MA3537 4.500% 12/01/48	5,879,821	6,195,471
Pool #MA3564 4.500% 1/01/49	5,372,757	5,667,902
Pool #BN5241 4.500% 2/01/49	21,807,365	22,971,248
Pool #MA3639 4.500% 4/01/49	12,316,146	12,961,926
Pool #MA3688 4.500% 6/01/49	5,641,756	5,937,573
Pool #775539 12 mo. USD LIBOR + 1.636% 4.511% FRN 5/01/34	99,320	103,709
Pool #AD6437 5.000% 6/01/40	470,535	517,283
Pool #AD6996 5.000% 7/01/40	3,173,749	3,489,061
Pool #AL8173 5.000% 2/01/44	1,238,263	1,353,544
Pool #254379 7.000% 7/01/32	25,186	29,149
Pool #252717 7.500% 9/01/29	1,295	1,494
Pool #535996 7.500% 6/01/31	4,960	5,768
Pool #254009 7.500% 10/01/31	13,773	15,931
Pool #253394 8.000% 7/01/20	96	96
Pool #323992 8.000% 11/01/29	1,074	1,229
Pool #525725 8.000% 2/01/30	2,943	3,424
Pool #537433 8.000% 5/01/30	1,193	1,392
Pool #253266 8.000% 5/01/30	3,292	3,814
Pool #253347 8.000% 6/01/30	3,224	3,738
Pool #544976 8.000% 7/01/30	362	417
Pool #535428 8.000% 8/01/30	3,657	4,237
Pool #543290 8.000% 9/01/30	50	58
Pool #547786 8.000% 9/01/30	1,509	1,730
Pool #550767 8.000% 9/01/30	1,788	2,090
Pool #553061 8.000% 9/01/30	1,688	1,904
Pool #253481 8.000% 10/01/30	3,181	3,696
Pool #535533 8.000% 10/01/30	3,284	3,813
Pool #253644 8.000% 2/01/31	1,544	1,797
Pool #581170 8.000% 5/01/31	1,183	1,351
Pool #593848 8.000% 7/01/31	825	965
Pool #190317 8.000% 8/01/31	19,960	23,140
Pool #545240 8.000% 9/01/31	1,886	2,189
Pool #541202 8.500% 8/01/26	4,584	4,857
Government National Mortgage Association Pool #404246 6.500% 8/15/28	182	202
Pool #781038 6.500% 5/15/29	42,558	47,378
Pool #781468 6.500% 7/15/32	2,846	3,236
Pool #781496 6.500% 9/15/32	14,058	15,890
Pool #363066 7.000% 8/15/23	1,612	1,706
Pool #352049 7.000% 10/15/23	988	1,050
Pool #354674 7.000% 10/15/23	1,478	1,566
Pool #345964 7.000% 11/15/23	618	658
Pool #380866 7.000% 3/15/24	511	547
Pool #781124 7.000% 12/15/29	5,196	5,868
Pool #781319 7.000% 7/15/31	96,865	110,388
Pool #565982 7.000% 7/15/32	13,266	15,325
Pool #357262 7.500% 9/15/23	767	821
Pool #441009 8.000% 11/15/26	690	773
Pool #522777 8.000% 12/15/29	4,617	5,258
Pool #523043 8.000% 3/15/30	247	282
Pool #529134 8.000% 3/15/30	1,512	1,745
Pool #477036 8.000% 4/15/30	607	700
Pool #503157 8.000% 4/15/30	13,068	15,086
Pool #528714 8.000% 4/15/30	1,601	1,850
Pool #544640 8.000% 11/15/30	10,121	11,730
Pool #531298 8.500% 8/15/30	912	1,048
Government National Mortgage Association I Pool #581417 7.000% 7/15/32	28,404	32,422
Government National Mortgage Association II TBA Pool #207 3.500% 10/01/48 (e)	82,025,000	84,543,422
Pool #232 4.000% 10/01/48 (e)	45,900,000	47,513,670
Uniform Mortgage Backed Securities TBA Pool #18718 4.500% 9/01/48 (e)	7,500,000	7,897,266
		363,494,401
Whole Loans — 0.5%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2016-HQA3, Class M2, 1 mo. USD LIBOR + 1.350% 3.142% FRN 3/25/29	470,624	471,957
Series 2019-DNA3, Class M2, 1 mo. USD LIBOR + 2.050% 3.842% FRN 7/25/49 (a)	4,094,000	4,111,641
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2019-R01, Class 2M2, 1 mo. USD LIBOR + 2.450% 4.242% FRN 7/25/31 (a)	2,700,000	2,728,937
		7,312,535

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $372,501,653)		374,424,246

U.S. TREASURY OBLIGATIONS — 3.9%
U.S. Treasury Bonds & Notes — 3.9%
U.S. Treasury Bond 2.500% 5/15/46 (f)	13,500,000	13,813,164
3.500% 2/15/39 (f)	4,700,000	5,641,879

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note 1.500% 8/15/22	$4,000,000	$3,991,262
1.500% 11/30/24	10,100,000	10,017,943
1.625% 8/15/29	9,000,000	8,775,242
2.250% 8/15/49 (c) (g)	12,300,000	11,965,602
		54,205,092

TOTAL U.S. TREASURY OBLIGATIONS (Cost $53,929,305)		54,205,092

TOTAL BONDS & NOTES (Cost $1,380,441,678)		1,413,378,199

TOTAL PURCHASED OPTIONS (#) — 0.5% (Cost $8,050,545)		7,054,096

	Number of Shares
MUTUAL FUNDS — 0.5%
Diversified Financial Services — 0.5%
State Street Navigator Securities Lending Prime Portfolio (h)	7,066,830	7,066,830

TOTAL MUTUAL FUNDS (Cost $7,066,830)		7,066,830

TOTAL LONG-TERM INVESTMENTS (Cost $1,398,809,053)		1,430,963,625

	Principal Amount
SHORT-TERM INVESTMENTS — 11.1%
Commercial Paper — 11.1%
American Electric Power Co., Inc. 2.216% 1/27/20 (a)	$5,000,000	4,992,433
Autozone, Inc. 2.029% 1/02/20 (a)	5,000,000	4,999,514
Avangrid, Inc. 2.060% 2/06/20 (a)	4,000,000	3,991,498
BAT International Finance PLC 2.294% 3/13/20 (a)	6,535,000	6,506,655
Bell Canada 2.339% 2/12/20 (a)	3,000,000	2,992,919
Boeing Co. 2.249% 3/04/20 (a)	11,000,000	10,961,769
Entergy Corp. 2.089% 2/20/20 (a)	1,000,000	997,022
ERAC USA Finance LLC 2.192% 1/21/20 (a)	7,000,000	6,991,939
FMC Tech, Inc. 2.188% 2/05/20 (a)	4,000,000	3,991,744
2.341% 2/18/20 (a)	5,000,000	4,985,654
General Electric Co. 2.147% 3/20/20	1,000,000	995,238
2.169% 3/19/20	5,000,000	4,976,487
2.308% 6/17/20	9,000,000	8,910,303
Marriott International, Inc. 1.979% 1/10/20 (a)	8,000,000	7,995,864
2.169% 1/07/20 (a)	6,000,000	5,997,877
Parker-hannifin Corp. 2.194% 2/05/20 (a)	6,000,000	5,989,128
2.194% 4/13/20 (a)	7,000,000	6,961,578
Public Service Enterprise Group, Inc. 2.164% 2/20/20 (a)	1,000,000	997,008
Reckitt Benckiser Treasury Services PLC 2.186% 2/20/20 (a)	2,500,000	2,493,476
2.367% 4/02/20 (a)	3,000,000	2,985,167
2.458% 4/02/20 (a)	4,000,000	3,980,222
2.492% 5/14/20 (a)	4,050,000	4,019,321
Suncor Energy, Inc. 2.058% 2/26/20 (a)	2,000,000	1,993,274
2.060% 3/11/20 (a)	3,000,000	2,987,356
2.110% 1/30/20 (a)	4,000,000	3,993,200
2.141% 3/30/20 (a)	3,500,000	3,481,188
2.141% 4/03/20 (a)	1,000,000	994,404
Telus Corp. 2.091% 2/11/20 (a)	7,000,000	6,982,948
2.298% 1/24/20 (a)	4,500,000	4,494,012
Walgreens Boots 2.361% 2/25/20	4,000,000	3,986,796
2.516% 1/22/20	6,000,000	5,992,736
Wolkswagens Credit, Inc 2.039% 3/02/20 (a)	4,000,000	3,985,320
2.263% 1/13/20 (a)	10,000,000	9,993,132
		156,597,182

TOTAL SHORT-TERM INVESTMENTS (Cost $156,567,024)		156,597,182

TOTAL INVESTMENTS — 112.8% (Cost $1,555,376,077) (i)		1,587,560,807

Other Assets/(Liabilities) — (12.8)%		(179,967,728)

NET ASSETS — 100.0%		$1,407,593,079

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2019, the aggregate market value of these securities amounted to $661,777,756 or 47.01% of net assets.
(b)	Security is perpetual and has no stated maturity date.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2019, was $17,312,907 or 1.23% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The fund received $10,677,893 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2019.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	A portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(g)	A portion of this security is pledged/held as collateral for when-issued securities. (Note 2).
(h)	Represents investment of security lending cash collateral. (Note 2).
(i)	See Note 3 for aggregate cost for federal tax purposes.

(#)	Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
10 -Year Interest Rate Swap,12/15/42	Barclays Bank PLC	12/13/32	3-Month USD LIBOR BBA	Quarterly	2.44%	Semi-Annually	USD	15,860,000	$1,043,506	$792,878	$250,628
10 -Year Interest Rate Swap, 2/02/43	Credit Suisse International	1/31/33	3-Month USD LIBOR BBA	Quarterly	2.61%	Semi-Annually	USD	16,860,000	1,233,546	809,280	424,266
									2,277,052	1,602,158	674,894
Put
10 -Year Interest Rate Swap,12/15/42	Barclays Bank PLC	12/13/32	2.94%	Semi- Annually	3-Month USD LIBOR BBA	Quarterly	USD	64,580,000	$2,471,783	$3,228,549	$(756,766)
10 -Year Interest Rate Swap, 2/02/43	Credit Suisse International	1/31/33	3.11%	Semi- Annually	3-Month USD LIBOR BBA	Quarterly	USD	67,220,000	2,305,261	3,219,838	(914,577)
									4,777,044	6,448,387	(1,671,343)
									$7,054,096	$8,050,545	$(996,449)

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Ultra Bond	3/20/20	468	$87,085,905	$(2,070,780)
U.S. Treasury Note 2 Year	3/31/20	822	177,266,940	(125,940)
U.S. Treasury Note 5 Year	3/31/20	426	50,768,064	(240,470)
				$(2,437,190)
Short
90 Day Eurodollar	3/16/20	14	$(3,409,654)	$(29,621)
U.S. Treasury Long Bond	3/20/20	82	(13,031,328)	247,015
90 Day Eurodollar	6/15/20	13	(3,167,976)	(27,099)
90 Day Eurodollar	9/14/20	13	(3,169,357)	(27,506)
90 Day Eurodollar	12/14/20	12	(2,925,410)	(25,990)
90 Day Eurodollar	3/15/21	12	(2,926,460)	(26,740)
90 Day Eurodollar	9/13/21	21	(5,122,093)	(45,745)
90 Day Eurodollar	3/14/22	19	(4,632,850)	(40,438)
90 Day Eurodollar	9/19/22	17	(4,143,481)	(35,544)
90 Day Eurodollar	3/13/23	14	(3,410,179)	(29,096)
90 Day Eurodollar	12/18/23	19	(4,623,825)	(39,488)
90 Day Eurodollar	12/16/24	50	(12,152,958)	(102,667)
				$(182,919)

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.1%

COMMON STOCK — 0.0%
Basic Materials — 0.0%
Forest Products & Paper — 0.0%
The Newark Group, Inc. (a) (b) (g)	26,904	$807
Energy — 0.0%
Oil & Gas — 0.0%
Jupiter Resources, Inc. (g)	18,661	18,661

TOTAL COMMON STOCK (Cost $92,228)		19,468

PREFERRED STOCK — 0.1%
Financial — 0.1%
Insurance — 0.1%
The Allstate Corp., 3 mo. USD LIBOR + 3.165% 5.100% VRN 1/15/53	10,000	266,500

TOTAL PREFERRED STOCK (Cost $250,000)		266,500

TOTAL EQUITIES (Cost $342,228)		285,968

	Principal Amount
BONDS & NOTES — 96.6%

CORPORATE DEBT — 41.0%
Aerospace & Defense — 0.2%
Moog, Inc. 5.250% 12/01/22 (c)	$173,000	175,371
TransDigm, Inc. 6.375% 6/15/26	225,000	238,637
United Technologies Corp. 6.125% 7/15/38	105,000	145,823
		559,831
Agriculture — 0.8%
BAT Capital Corp. 4.758% 9/06/49	165,000	170,602
Bunge Ltd. Finance Corp. 3.250% 8/15/26	220,000	219,206
4.350% 3/15/24	360,000	378,198
Imperial Brands Finance PLC 3.500% 7/26/26 (c)	300,000	301,754
3.875% 7/26/29 (c)	320,000	322,810
Imperial Tobacco Finance PLC 4.250% 7/21/25 (c)	300,000	316,617
Reynolds American, Inc. 4.450% 6/12/25	200,000	215,377
5.850% 8/15/45	150,000	172,154
		2,096,718
Airlines — 0.1%
American Airlines Pass-Through Trust, Series 2014-1, Class B, 4.375% 4/01/24	13,942	14,349
Guanay Finance Ltd. 6.000% 12/15/20 (c)	56,125	56,757
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.600% 9/01/27	91,883	95,021
WestJet Airlines Ltd. 3.500% 6/16/21 (c)	98,000	99,541
		265,668

Auto Manufacturers — 1.5%
Ford Motor Co. 7.450% 7/16/31	270,000	320,883
Ford Motor Credit Co. LLC 3.336% 3/18/21	825,000	831,203
4.140% 2/15/23	285,000	293,228
4.375% 8/06/23	550,000	571,937
5.085% 1/07/21	200,000	204,784
General Motors Co. 4.200% 10/01/27	215,000	224,867
5.150% 4/01/38	230,000	235,287
5.200% 4/01/45	225,000	227,251
General Motors Financial Co., Inc. 3.500% 11/07/24	315,000	324,583
4.150% 6/19/23	255,000	267,875
4.200% 11/06/21	245,000	254,014
		3,755,912
Banks — 5.3%
Associated Banc-Corp. 4.250% 1/15/25	413,000	436,623
Banco General SA 4.125% 8/07/27 (c)	260,000	273,003
Bank of America Corp. 4.183% 11/25/27	200,000	216,889
3 mo. USD LIBOR + 1.814% 4.244% VRN 4/24/38	210,000	242,113
6.110% 1/29/37	190,000	256,829
7.750% 5/14/38	125,000	197,051
The Bank of Nova Scotia 4.500% 12/16/25	300,000	329,583
3 mo. USD LIBOR + 2.648% 4.650% VRN (d)	550,000	556,875
Barclays Bank PLC 10.179% 6/12/21 (c)	800,000	889,299
Barclays PLC 3 mo. USD LIBOR + 1.380% 3.284% FRN 5/16/24	365,000	369,169
4.375% 9/11/24	600,000	630,387

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Citigroup, Inc. 4.600% 3/09/26	$495,000	$545,069
5.250% 3/07/25	500,000	550,000
5.875% 1/30/42	100,000	140,776
6.125% 3/09/28	484,000	571,120
Credit Suisse AG 6.500% 8/08/23 (c)	575,000	640,406
Danske Bank A/S 3 mo. USD LIBOR + 1.249% 3.001% VRN 9/20/22 (c)	370,000	373,280
Deutsche Bank AG 3.150% 1/22/21	505,000	507,297
First Republic Bank 4.375% 8/01/46	810,000	894,926
Fulton Financial Corp. 3.600% 3/16/22	240,000	243,723
The Goldman Sachs Group, Inc. 5.150% 5/22/45	290,000	356,478
5.950% 1/15/27	370,000	442,188
6.250% 2/01/41	35,000	48,942
6.750% 10/01/37	165,000	229,206
HSBC Holdings PLC 4.250% 3/14/24	200,000	212,230
6.500% 9/15/37	125,000	172,817
Huntington Bancshares, Inc. 3 mo. USD LIBOR + 2.880% 5.700% VRN (d)	510,000	529,125
JP Morgan Chase & Co. 4.950% 6/01/45	170,000	216,386
Morgan Stanley 4.350% 9/08/26	450,000	492,248
5.000% 11/24/25	175,000	197,121
NBK Tier 1 Financing 2 Ltd. 6 year USD Swap + 2.832% 4.500% VRN (c) (d)	685,000	683,287
Nordea Bank Abp 5 year CMT + 4.110% 6.625% VRN (c) (d)	405,000	449,044
Valley National Bancorp 5.125% 9/27/23	110,000	118,071
Wells Fargo & Co. 5.606% 1/15/44	105,000	138,374
		13,149,935
Beverages — 0.6%
Anheuser-Busch InBev Worldwide, Inc. 4.600% 4/15/48	255,000	291,823
8.200% 1/15/39	250,000	395,397
Becle SAB de CV 3.750% 5/13/25 (c)	350,000	358,806
Molson Coors Brewing Co. 4.200% 7/15/46	191,000	190,647
5.000% 5/01/42	135,000	147,616
		1,384,289
Building Materials — 0.3%
Standard Industries, Inc. 4.750% 1/15/28 (c)	151,000	154,775
5.000% 2/15/27 (c)	490,000	510,825
		665,600
Chemicals — 1.3%
DuPont de Nemours, Inc. 5.319% 11/15/38	345,000	411,816
LYB International Finance BV 5.250% 7/15/43	250,000	295,309
Methanex Corp. 5.250% 3/01/22	40,000	42,050
The Sherwin-Williams Co. 4.500% 6/01/47	115,000	130,718
Syngenta Finance NV 3.698% 4/24/20 (c)	325,000	326,023
3.933% 4/23/21 (c)	325,000	330,541
4.441% 4/24/23 (c)	425,000	443,855
4.892% 4/24/25 (c)	500,000	535,256
Yara International ASA 4.750% 6/01/28 (c)	690,000	750,019
		3,265,587
Commercial Services — 0.1%
ERAC USA Finance LLC 7.000% 10/15/37 (c)	50,000	70,731
United Rentals North America, Inc. 6.500% 12/15/26	254,000	279,162
		349,893
Computers — 0.9%
Dell International LLC/EMC Corp. 6.020% 6/15/26 (c)	375,000	431,700
8.350% 7/15/46 (c)	275,000	378,933
Genpact Luxembourg Sarl 3.375% 12/01/24	660,000	663,061
3.700% STEP 4/01/22	435,000	441,331
Leidos Inc. 5.500% 7/01/33	226,000	231,650
		2,146,675
Diversified Financial Services — 3.1%
Aircastle Ltd. 4.125% 5/01/24	200,000	210,143
4.400% 9/25/23	275,000	290,772
Ally Financial, Inc. 5.125% 9/30/24	317,000	349,584
8.000% 11/01/31	651,000	903,653
Antares Holdings LP 6.000% 8/15/23 (c)	790,000	831,183
Ares Finance Co. LLC 4.000% 10/08/24 (c)	375,000	374,865
Avolon Holdings Funding Ltd. 4.375% 5/01/26 (c)	205,000	216,542
5.125% 10/01/23 (c)	325,000	350,311

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Brookfield Finance, Inc. 4.250% 6/02/26	$280,000	$304,336
4.850% 3/29/29	408,000	467,206
GE Capital International Funding Co. 4.418% 11/15/35	230,000	246,039
Global Aircraft Leasing Co. Ltd. 6.500% 9/15/24 (c)	595,000	620,853
Lazard Group LLC 3.625% 3/01/27	196,000	202,362
3.750% 2/13/25	125,000	132,049
4.500% 9/19/28	275,000	302,776
LeasePlan Corp. NV 2.875% 10/24/24 (c)	330,000	329,888
Legg Mason, Inc. 5.625% 1/15/44	235,000	266,898
Park Aerospace Holdings Ltd. 4.500% 3/15/23 (c)	250,000	261,750
5.250% 8/15/22 (c)	615,000	655,221
The Western Union Co. 2.850% 1/10/25	325,000	326,098
		7,642,529
Electric — 1.1%
Berkshire Hathaway Energy Co. 5.950% 5/15/37	120,000	162,190
The Cleveland Electric Illuminating Co. 5.950% 12/15/36	175,000	220,653
CMS Energy Corp. 4.700% 3/31/43	115,000	129,710
4.875% 3/01/44	80,000	95,553
Duke Energy Corp. 3.750% 9/01/46	175,000	181,028
Elwood Energy LLC 8.159% 7/05/26	199,206	219,127
Entergy Louisiana LLC 4.950% 1/15/45	110,000	117,995
Indianapolis Power & Light Co. 4.050% 5/01/46 (c)	110,000	122,144
Infraestructura Energetica Nova SAB de CV 3.750% 1/14/28 (c)	200,000	194,500
IPALCO Enterprises, Inc. 3.450% 7/15/20	290,000	291,254
3.700% 9/01/24	175,000	181,044
Pennsylvania Electric Co. 4.150% 4/15/25 (c)	150,000	159,642
Southwestern Electric Power Co. 6.200% 3/15/40	100,000	131,778
Virginia Electric & Power Co. 6.000% 1/15/36	100,000	132,948
Xcel Energy, Inc. 6.500% 7/01/36	270,000	365,192
		2,704,758
Electronics — 0.4%
The ADT Security Corp. 6.250% 10/15/21	593,000	625,615
Ingram Micro, Inc. 5.450% STEP 12/15/24	335,000	352,006
		977,621
Entertainment — 0.2%
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 5.125% 10/01/29 (c)	382,000	409,695
Foods — 0.8%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertson’s LLC 4.625% 1/15/27 (c)	521,000	520,375
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 5.500% 1/15/30 (c)	700,000	751,870
Kraft Heinz Foods Co. 4.625% 10/01/39 (c)	340,000	354,484
Mars, Inc. 3.950% 4/01/49 (c)	330,000	373,560
		2,000,289
Forest Products & Paper — 0.1%
Fibria Overseas Finance Ltd. 4.000% 1/14/25	225,000	232,484
Gas — 0.2%
NiSource, Inc. 4.800% 2/15/44	370,000	430,360
Health Care – Products — 0.3%
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 6.625% 5/15/22 (c)	702,000	697,612
Health Care – Services — 0.5%
Centene Corp. 4.250% 12/15/27 (c)	140,000	144,025
4.625% 12/15/29 (c)	153,000	160,857
HCA, Inc. 5.375% 2/01/25	350,000	387,041
5.875% 2/01/29	140,000	161,875
Humana, Inc. 4.800% 3/15/47	130,000	152,375
IHC Health Services, Inc. 4.131% 5/15/48	275,000	310,520
		1,316,693
Home Builders — 0.9%
Lennar Corp. 4.750% 11/29/27	592,000	637,880
Mattamy Group Corp. 5.250% 12/15/27 (c)	227,000	236,080

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
PulteGroup, Inc. 5.000% 1/15/27	$198,000	$215,622
5.500% 3/01/26	441,000	492,817
Taylor Morrison Communities, Inc. 5.750% 1/15/28 (c)	500,000	545,000
		2,127,399
Housewares — 0.4%
Newell Brands, Inc. 3.850% STEP 4/01/23	495,000	514,409
4.200% STEP 4/01/26	200,000	208,551
The Toro Co. 7.800% 6/15/27	170,000	211,067
		934,027
Insurance — 3.8%
Allstate Corp. 3 mo. USD LIBOR + 2.938% 5.750% VRN 8/15/53	890,000	956,812
American International Group, Inc. 3.900% 4/01/26	135,000	145,010
4.750% 4/01/48	95,000	114,553
3 mo. USD LIBOR + 2.868% 5.750% VRN 4/01/48	755,000	830,092
AmTrust Financial Services, Inc. 6.125% 8/15/23 (e)	490,000	500,409
Arch Capital Group US, Inc. 5.144% 11/01/43	80,000	99,266
Athene Holding Ltd. 4.125% 1/12/28	1,029,000	1,065,476
AXIS Specialty Finance LLC 3.900% 7/15/29	375,000	392,278
5 year CMT + 3.186% 4.900% VRN 1/15/40	490,000	496,652
AXIS Specialty Finance PLC 4.000% 12/06/27	420,000	445,366
CNO Financial Group, Inc. 5.250% 5/30/25	535,000	592,513
Enstar Group Ltd. 4.500% 3/10/22	495,000	513,265
4.950% 6/01/29	575,000	616,127
Markel Corp. 3.350% 9/17/29	125,000	128,061
MetLife Capital Trust IV 7.875% 12/15/67 (c)	225,000	300,375
The Progressive Corp. 3 mo. USD LIBOR + 2.539% 5.375% VRN (d)	573,000	602,200
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.920% 5.625% VRN 6/15/43	200,000	215,000
3 mo. USD LIBOR + 2.665% 5.700% VRN 9/15/48	350,000	399,875
6.200% 11/15/40	125,000	168,014
Trinity Acquisition PLC 4.400% 3/15/26	140,000	152,233
Unum Group 4.000% 6/15/29	155,000	162,803
USF&G Capital I 8.500% 12/15/45 (c)	95,000	145,731
XLIT Ltd. 5.500% 3/31/45	200,000	254,421
		9,296,532
Internet — 0.2%
Amazon.com, Inc. 4.050% 8/22/47	350,000	411,896
Investment Companies — 1.6%
Ares Capital Corp. 3.500% 2/10/23	610,000	619,181
4.200% 6/10/24	525,000	549,778
BlackRock TCP Capital Corp. 3.900% 8/23/24	370,000	378,061
4.125% 8/11/22	845,000	875,062
Icahn Enterprises LP/ Icahn Enterprises Finance Corp. 4.750% 9/15/24 (c)	500,000	513,750
6.750% 2/01/24	200,000	207,500
TPG Specialty Lending, Inc. 3.875% 11/01/24	770,000	775,671
		3,919,003
Iron & Steel — 0.4%
Steel Dynamics, Inc. 5.000% 12/15/26	385,000	409,459
Vale Overseas Ltd. 6.250% 8/10/26	275,000	322,795
6.875% 11/21/36	150,000	195,000
		927,254
Lodging — 0.2%
MGM Resorts International 4.625% 9/01/26	534,000	566,040
Media — 2.2%
Altice Financing SA 6.625% 2/15/23 (c)	200,000	203,500
CCO Holdings LLC/CCO Holdings Capital Corp. 5.000% 2/01/28 (c)	250,000	262,330
5.750% 1/15/24	90,000	91,575
Comcast Corp. 3.400% 7/15/46	140,000	142,096
3.450% 2/01/50	120,000	123,023
4.600% 8/15/45	400,000	480,928
CSC Holdings LLC 5.750% 1/15/30 (c)	200,000	213,500

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (c)	$250,000	$252,888
6.625% 8/15/27 (c) (e)	250,000	243,125
Discovery Communications LLC 3.950% 3/20/28	130,000	138,778
4.125% 5/15/29	150,000	162,128
4.875% 4/01/43	200,000	218,840
5.000% 9/20/37	165,000	186,481
Grupo Televisa SAB 6.625% 3/18/25	475,000	554,062
Sirius XM Radio, Inc. 5.375% 4/15/25 (c)	1,000,000	1,033,280
TEGNA, Inc. 5.125% 7/15/20	258,000	258,645
Time Warner Cable, Inc. 4.500% 9/15/42	250,000	255,595
6.750% 6/15/39	275,000	347,462
Virgin Media Secured Finance PLC 5.500% 5/15/29 (c)	336,000	355,740
		5,523,976
Mining — 1.1%
First Quantum Minerals Ltd. 6.875% 3/01/26 (c)	1,000,000	1,012,500
Glencore Finance Canada Ltd. 5.550% STEP 10/25/42 (c)	149,000	157,969
Glencore Funding LLC 3.875% 10/27/27 (c)	260,000	268,523
4.000% 4/16/25 (c)	180,000	187,435
4.625% 4/29/24 (c)	200,000	212,040
Kinross Gold Corp. 4.500% 7/15/27	225,000	235,687
5.125% 9/01/21	175,000	182,000
5.950% 3/15/24	200,000	222,000
Teck Resources Ltd. 5.200% 3/01/42	97,000	99,693
6.250% 7/15/41	143,000	163,942
		2,741,789
Miscellaneous – Manufacturing — 0.0%
General Electric Co. 6.875% 1/10/39	72,000	96,231
4.125% 10/09/42	12,000	12,380
		108,611
Office Equipment/Supplies — 0.4%
CDW LLC / CDW Finance Corp. 4.250% 4/01/28	206,000	216,043
Pitney Bowes, Inc. 4.125% STEP 10/01/21	675,000	684,281
		900,324
Oil & Gas — 2.1%
Calumet Specialty Products Partners LP/Calumet Finance Corp. 11.000% 4/15/25 (c) (e)	250,000	271,875
Cenovus Energy, Inc. 4.250% 4/15/27	350,000	370,814
6.750% 11/15/39	175,000	222,962
Continental Resources, Inc. 5.000% 9/15/22	137,000	137,983
Diamondback Energy, Inc. 3.500% 12/01/29	620,000	630,912
Encana Corp. 6.500% 2/01/38	160,000	189,036
EQT Corp. 3.000% 10/01/22	625,000	614,255
3.900% 10/01/27 (e)	860,000	800,146
Marathon Petroleum Corp. 4.500% 4/01/48	85,000	90,447
6.500% 3/01/41	175,000	227,302
Occidental Petroleum Corp. 6.600% 3/15/46	235,000	302,976
PBF Holding Co. LLC/PBF Finance Corp. 7.000% 11/15/23	200,000	207,500
Petroleos Mexicanos 5.350% 2/12/28	190,000	189,050
6.375% 1/23/45	35,000	33,721
6.500% 3/13/27	65,000	69,012
6.625% 6/15/38	51,000	50,923
Saudi Arabian Oil Co. 4.250% 4/16/39 (c)	585,000	626,678
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp. 8.750% 4/15/23 (c)	200,000	98,000
		5,133,592
Oil & Gas Services — 0.6%
National Oilwell Varco, Inc. 3.600% 12/01/29	275,000	275,838
3.950% 12/01/42	314,000	289,362
Patterson-UTI Energy, Inc. 3.950% 2/01/28	350,000	340,986
5.150% 11/15/29	615,000	631,461
		1,537,647
Packaging & Containers — 0.1%
Mauser Packaging Solutions Holding Co. 5.500% 4/15/24 (c)	138,000	142,154
Pharmaceuticals — 1.7%
AbbVie, Inc. 4.050% 11/21/39 (c)	230,000	241,743
4.700% 5/14/45	350,000	391,114
Allergan Funding SCS 3.800% 3/15/25	300,000	315,272

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bausch Health Americas, Inc. 9.250% 4/01/26 (c)	$400,000	$459,440
Bausch Health Cos., Inc. 6.125% 4/15/25 (c)	113,000	116,755
7.000% 3/15/24 (c)	115,000	119,600
Becton Dickinson and Co. 4.685% 12/15/44	125,000	146,289
Bristol-Myers Squibb Co. 4.350% 11/15/47 (c)	205,000	244,629
Cigna Corp. 4.800% 7/15/46 (c)	185,000	214,737
CVS Health Corp. 5.050% 3/25/48	315,000	373,283
6.125% 9/15/39	25,000	31,939
CVS Pass-Through Trust 5.926% 1/10/34 (c)	194,096	226,281
7.507% 1/10/32 (c)	14,428	17,844
McKesson Corp. 4.883% 3/15/44	70,000	76,371
Mylan NV 3.950% 6/15/26	240,000	250,206
5.250% 6/15/46	350,000	393,666
Par Pharmaceutical, Inc. 7.500% 4/01/27 (c)	488,000	485,560
Teva Pharmaceutical Finance Netherlands III BV 2.200% 7/21/21	50,000	48,423
4.100% 10/01/46	85,000	61,200
		4,214,352
Pipelines — 2.5%
Cheniere Corpus Christi Holdings LLC 3.700% 11/15/29 (c)	220,000	224,668
Cheniere Energy Partners LP 4.500% 10/01/29 (c)	138,000	141,809
Energy Transfer Operating LP 4.200% 4/15/27	320,000	335,152
4.750% 1/15/26	200,000	216,592
6.125% 12/15/45	280,000	324,723
3 mo. USD LIBOR + 4.028% 6.250% VRN (d)	740,000	695,600
EnLink Midstream Partners LP 4.150% 6/01/25	339,000	318,660
4.850% 7/15/26	154,000	144,375
3 mo. USD LIBOR + 4.110% 6.000% VRN (d)	375,000	257,813
Enterprise Products Operating LLC 3 mo. USD LIBOR + 2.570% 5.375% VRN 2/15/78	200,000	198,759
EQM Midstream Partners LP 4.750% 7/15/23	375,000	376,197
MPLX LP 4.500% 4/15/38	195,000	198,427
3 mo. USD LIBOR + 4.652% 6.875% VRN (d)	850,000	856,375
Plains All American Pipeline LP/PAA Finance Corp. 4.500% 12/15/26	482,000	513,658
4.700% 6/15/44	260,000	252,847
Sabine Pass Liquefaction LLC 5.625% STEP 4/15/23	325,000	353,736
5.625% 3/01/25	200,000	225,262
Sunoco Logistics Partners Operations LP 5.300% 4/01/44	175,000	186,257
Western Gas Partners LP 4.000% 7/01/22	350,000	358,772
Western Midstream Operating LP 4.500% 3/01/28	110,000	108,601
		6,288,283
Private Equity — 0.7%
Apollo Management Holdings LP 5 year CMT + 3.266% 4.950% VRN 1/14/50 (c)	175,000	177,392
Carlyle Finance Subsidiary LLC 3.500% 9/19/29 (c)	230,000	229,437
Hercules Capital, Inc. 4.625% 10/23/22	945,000	952,689
KKR Group Finance Co. VI LLC 3.750% 7/01/29 (c)	280,000	298,463
		1,657,981
Real Estate Investment Trusts (REITS) — 1.7%
Alexandria Real Estate Equities, Inc. 2.750% 12/15/29	175,000	172,943
Crown Castle International Corp. 4.750% 5/15/47	70,000	80,428
5.200% 2/15/49	120,000	146,006
ESH Hospitality, Inc. 4.625% 10/01/27 (c)	363,000	367,537
Healthcare Trust of America Holdings LP 3.500% 8/01/26	175,000	182,685
3.750% 7/01/27	240,000	253,494
Service Properties Trust 4.950% 10/01/29	300,000	304,962
Spirit Realty LP 3.400% 1/15/30	325,000	326,710
4.000% 7/15/29	275,000	289,625
Store Capital Corp. 4.625% 3/15/29	250,000	277,517
Tanger Properties LP 3.750% 12/01/24	430,000	440,739
UDR, Inc. 3.200% 1/15/30	145,000	148,317
Vereit Operating Partnership LP 3.100% 12/15/29	610,000	599,451
4.625% 11/01/25	495,000	542,077
		4,132,491

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Retail — 0.3%
El Puerto de Liverpool SAB de CV 3.950% 10/02/24 (c)	$280,000	$288,053
Penske Automotive Group, Inc. 5.500% 5/15/26	500,000	523,750
		811,803
Semiconductors — 0.2%
Microchip Technology, Inc. 3.922% 6/01/21	525,000	536,907
Software — 0.3%
Broadridge Financial Solutions, Inc. 2.900% 12/01/29	270,000	269,753
TIBCO Software, Inc. 11.375% 12/01/21 (c)	350,000	362,705
		632,458
Telecommunications — 1.4%
AT&T, Inc. 4.750% 5/15/46	440,000	497,967
5.250% 3/01/37	308,000	367,993
CommScope, Inc. 8.250% 3/01/27 (c) (e)	350,000	368,375
Embarq Corp. 7.995% 6/01/36	45,000	47,587
Empresa Nacional de Telecomunicaciones SA 4.875% 10/30/24 (c)	200,000	212,246
Hughes Satellite Systems Corp. 6.625% 8/01/26	444,000	492,840
Qwest Corp 6.750% 12/01/21	156,000	167,967
Sprint Capital Corp. 6.875% 11/15/28	500,000	538,750
T-Mobile USA, Inc. 5.375% 4/15/27	165,000	175,725
Telefonica Emisiones SAU 4.665% 3/06/38	335,000	374,796
Verizon Communications, Inc. 6.550% 9/15/43	157,000	230,518
		3,474,764
Transportation — 0.4%
CSX Corp. 4.750% 11/15/48	145,000	175,962
The Kenan Advantage Group, Inc. 7.875% 7/31/23 (c) (e)	720,000	704,102
Pacific National Finance Pty Ltd. 4.625% 9/23/20 (c)	45,000	45,676
		925,740

TOTAL CORPORATE DEBT (Cost $95,986,826)		100,997,172

MUNICIPAL OBLIGATIONS — 0.3%
State of California BAB 7.550% 4/01/39	275,000	441,105
7.600% 11/01/40	150,000	247,607
		688,712

TOTAL MUNICIPAL OBLIGATIONS (Cost $574,222)		688,712

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 31.0%
Automobile ABS — 1.6%
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class C 4.530% 3/20/23 (c)	222,000	227,239
Hertz Vehicle Financing II LP Series 2019-2A, Class C, 4.260% 5/25/25 (c)	730,000	747,962
Series 2018-1A, Class C, 4.390% 2/25/24 (c)	330,000	339,060
Series 2017-2A, Class C, 5.310% 10/25/23 (c)	100,000	104,751
Hertz Vehicle Financing LLC, Series 2018-1A, Class B 3.600% 2/25/24 (c)	650,000	661,985
OneMain Direct Auto Receivables Trust Series 2019-1A, Class C, 4.190% 11/14/28 (c)	888,000	905,823
Series 2019-1A, Class D, 4.680% 4/14/31 (c)	422,000	440,656
Santander Revolving Auto Loan Trust Series 2019-A, Class B, 2.800% 1/26/32 (c)	195,000	194,007
Series 2019-A, Class C, 3.000% 1/26/32 (c)	121,000	120,037
Series 2019-A, Class D, 3.450% 1/26/32 (c)	257,000	255,035
		3,996,555
Commercial MBS — 5.6%
Aventura Mall Trust, Series 2018-AVM, Class D, 4.112% VRN 7/05/40 (c) (f)	530,000	552,617
BAMLL Commercial Mortgage Securities Trust Series 2018-DSNY, Class C, 1 mo. USD LIBOR + 1.350% 3.090% FRN 9/15/34 (c)	150,000	149,915
Series 2019-BPR, Class CMP, 4.024% VRN 11/05/32 (c) (f)	440,000	448,816
Series 2019-BPR, Class DMP, 4.024% VRN 11/05/32 (c) (f)	540,000	532,012

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BANK, Series 2019-BN17, Class C, 4.517% VRN 4/15/52 (f)	$331,000	$362,279
BBCMS Mortgage Trust Series 2018-CHRS, Class B, 4.267% VRN 8/05/38 (c) (f)	400,000	426,605
Series 2018-CHRS, Class C, 4.267% VRN 8/05/38 (c) (f)	280,000	296,081
Series 2018-CHRS, Class D, 4.267% VRN 8/05/38 (c) (f)	270,000	279,681
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500% 3.240% FRN 7/15/35 (c)	900,000	898,309
BX Commercial Mortgage Trust Series 2018-IND, Class E, 1 mo. USD LIBOR + 1.700% 3.440% FRN 11/15/35 (c)	504,000	505,408
Series 2019-XL, Class E, 1 mo. USD LIBOR + 1.800% 3.540% FRN 10/15/36 (c)	376,000	376,352
Series 2019-XL, Class F, 1 mo. USD LIBOR + 2.000% 3.740% FRN 10/15/36 (c)	689,000	689,431
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E, 1 mo. USD LIBOR + 2.150% 3.890% FRN 12/15/37 (c)	572,453	574,426
Century Plaza Towers Series 2019-CPT, Class D, 2.997% VRN 11/13/39 (c) (f)	225,000	218,916
Series 2019-CPT, Class E, 2.997% VRN 11/13/39 (c) (f)	316,000	294,625
Citigroup Commercial Mortgage Trust Series 2019-GC41, Class C, 3.502% 8/10/56	222,000	220,611
Series 2019-SMRT, Class C, 4.682% 1/10/36 (c)	315,000	333,401
Commercial Mortgage Pass-Through Certificates Series 2014-UBS2, Class A5, 3.961% 3/10/47	152,000	161,229
Series 2014-UBS2, Class AM, 4.199% 3/10/47	100,000	105,675
Series 2015-CR23, Class C, 4.250% VRN 5/10/48 (f)	110,000	115,059
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, 1 mo. USD LIBOR + 1.600% 3.340% FRN 5/15/36 (c)	260,000	260,163
DC Office Trust Series 2019-MTC, Class D, 3.174% VRN 9/15/45 (c) (f)	357,000	348,239
Series 2019-MTC, Class E, 3.174% VRN 9/15/45 (c) (f)	622,000	584,555
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.619% VRN 7/10/38 (f)	56,493	57,003
GS Mortgage Securities Corp. II, Series 2018-GS10, Class D 3.000% 7/10/51 (c)	599,000	550,899
Hudson Yards Mortgage Trust, Series 2019-30HY, Class E, 3.443% VRN 7/10/39 (c) (f)	630,000	614,907
Jackson Park Trust, Series 2019-LIC, Class D, 3.242% VRN 10/14/39 (c) (f)	686,000	665,256
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class E, 3.783% VRN 6/05/39 (c) (f)	553,000	555,800
JPMBB Commercial Mortgage Securities Trust Series 2015-C27, Class C, 4.314% VRN 2/15/48 (f)	1,065,400	1,098,004
Series 2014-C21, Class C, 4.658% VRN 8/15/47 (f)	300,000	314,095
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800% 3.540% FRN 5/15/36 (c)	263,000	262,843
Morgan Stanley Capital I Trust, Series 2019-L2, Class AS 4.272% 3/15/52	400,000	441,584
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, 5.503% VRN 8/15/39 (f)	58	58
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class C, 3.848% VRN 5/15/48 (f)	140,000	143,469
WF-RBS Commercial Mortgage Trust Series 2012-C8, Class C, 4.885% VRN 8/15/45 (f)	100,000	104,803
Series 2011-C5, Class C, 5.671% VRN 11/15/44 (c) (f)	170,000	177,712
Series 2011-C5, Class D, 5.671% VRN 11/15/44 (c) (f)	115,000	118,887
		13,839,725
Home Equity ABS — 0.1%
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .240% 2.032% FRN 10/25/34 (c)	69,915	69,789

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Mastr Asset-Backed Securities Trust, Series 2005, Class NC1 M1, 1 mo. USD LIBOR + .720% 2.512% FRN 12/25/34	$99,504	$97,861
		167,650
Other ABS — 15.1%
321 Henderson Receivables LLC, Series 2015-1A, Class A 3.260% 9/15/72 (c)	72,856	73,356
AASET Trust Series 2019-1, Class A, 3.844% 5/15/39 (c)	393,952	396,612
Series 2018-2A, Class A, 4.454% 11/18/38 (c)	640,361	652,647
Series 2019-2, Class C, 6.413% 10/16/39 (c)	1,171,440	1,165,638
AIMCO CLO Series Ltd., Series 2018-AA, Class B, 3 mo. USD LIBOR + 1.400% 3.402% FRN 4/17/31 (c)	250,000	246,395
Anchorage Capital CLO Ltd. Series 2019-11A, Class A, 3 mo. USD LIBOR + 1.390% 3.534% FRN 7/22/32 (c)	500,000	499,987
Series 2019-11A, Class C, 3 mo. USD LIBOR + 3.000% 5.144% FRN 7/22/32 (c)	250,000	250,936
Arbys Funding LLC, Series 2015-1A, Class A2 4.969% 10/30/45 (c)	259,200	263,234
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class M1, 1 mo. USD LIBOR + .900% 2.692% FRN 10/25/34	279,347	278,005
Ascentium Equipment Receivables Trust Series 2019-2A, Class E, 3.780% 5/10/27 (c)	787,000	781,507
Series 2019-1A, Class E, 4.310% 4/12/27 (c)	228,000	233,396
Series 2018-2A, Class E, 5.180% 7/10/26 (c)	998,000	1,032,921
Atrium XV, Series 15A, Class B, 3 mo. USD LIBOR + 1.750% 3.684% FRN 1/23/31 (c)	250,000	248,843
Avery Point VII CLO Ltd., Series 2015-7A, Class DR, 3 mo. USD LIBOR + 3.600% 5.601% FRN 1/15/28 (c)	250,000	250,027
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class CR, 3 mo. USD LIBOR + 3.500% 5.501% FRN 1/15/29 (c)	250,000	244,968
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class B, 3 mo. USD LIBOR + 1.950% 3.859% FRN 10/15/32 (c)	250,000	250,292
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class A, 4.213% STEP 12/16/41 (c)	408,854	417,302
BRE Grand Islander Timeshare Issuer LLC Series 2017-1A, Class A, 2.940% 5/25/29 (c)	103,442	103,512
Series 2017-1A, Class B, 3.240% 5/25/29 (c)	85,452	85,604
Canyon Capital CLO Ltd., Series 2019-2A, Class C, 3 mo. USD LIBOR + 2.750% 4.838% FRN 10/15/32 (c)	250,000	250,390
Capital Automotive REIT Series 2014-1A, Class A, 3.660% 10/15/44 (c)	95,736	95,625
Series 2017-1A, Class A2, 4.180% 4/15/47 (c)	151,343	153,821
Castlelake Aircraft Securitization Series 2019-1A, Class A, 3.967% 4/15/39 (c)	235,079	237,312
Series 2019-1A, Class B, 5.095% 4/15/39 (c)	244,482	246,446
CIFC Funding Ltd., Series 2017-5A, Class A1, 3 mo. USD LIBOR + 1.180% 3.182% FRN 11/16/30 (c)	250,000	249,391
CLI Funding V LLC, Series 2014-2A, Class A 3.380% 10/18/29 (c)	43,791	43,701
CLI Funding VI LLC Series 2017-1A, Class A, 3.620% 5/18/42 (c)	274,942	273,278
Series 2019-1A, Class B, 4.640% 5/18/44 (c)	120,472	123,511
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460% 2.252% FRN 9/25/34	7,261	6,923
Crestline Denali CLO XIV Ltd. Series 2016-1A, Class A1R, 3 mo. USD LIBOR + 1.280% 3.214% FRN 10/23/31 (c)	350,000	348,809
Series 2016-1A, Class BR, 3 mo. USD LIBOR + 1.800% 3.734% FRN 10/23/31 (c)	250,000	249,199
CWABS Asset-Backed Certificates Trust, Series 2005-4, Class MV5, 1 mo. USD LIBOR + 1.005% 2.797% FRN 10/25/35	440,000	436,264

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
DB Master Finance LLC Series 2019-1A, Class A2II, 4.021% 5/20/49 (c)	$324,370	$330,767
Series 2019-1A, Class A23, 4.352% 5/20/49 (c)	293,525	308,868
Domino’s Pizza Master Issuer LLC Series 2019-1A, Class A2, 3.668% 10/25/49 (c)	250,000	251,045
Series 2018-1A, Class A2I, 4.116% 7/25/48 (c)	266,625	272,645
Series 2017-1A, Class A23, 4.118% 7/25/47 (c)	166,600	172,016
Series 2015-1A, Class A2II, 4.474% 10/25/45 (c)	599,850	617,661
Eaton Vance CLO Ltd., Series 2013-1A, Class BRR, 3 mo. USD LIBOR + 2.800% 4.801% FRN 1/15/28 (c)	250,000	250,016
Elara HGV Timeshare Issuer LLC Series 2016-A, Class A, 2.730% 4/25/28 (c)	135,688	135,687
Series 2016-A, Class B, 3.220% 4/25/28 (c)	82,737	82,510
Elmwood CLO II Ltd., Series 2019-2A, Class A, 3 mo. USD LIBOR + 1.450% 3.416% FRN 4/20/31 (c)	450,000	451,448
Elmwood CLO III Ltd., Series 2019-3A, Class A1, 3 mo. USD LIBOR + 1.370% 3.188% FRN 10/15/32 (c)	250,000	249,991
Falcon Aerospace Ltd., Series 2019-1, Class C 6.656% 9/15/39 (c)	385,720	384,680
FCI Funding LLC, Series 2019-1A, Class A 3.630% 2/18/31 (c)	70,671	70,970
Fremont Home Loan Trust, Series 2005-2, Class M2, 1 mo. USD LIBOR + .720% 2.512% FRN 6/25/35	5,761	5,758
Galaxy XX CLO Ltd., Series 2015-20A, Class AR, 3 mo. USD LIBOR + 1.000% 2.966% FRN 4/20/31 (c)	250,000	247,543
Global SC Finance IV Ltd., Series 2017-1A, Class A 3.850% 4/15/37 (c)	216,676	221,843
Goldentree Loan Management US CLO Ltd., Series 2019-5A, Class C, 3 mo. USD LIBOR + 2.700% 4.888% FRN 10/20/32 (c)	250,000	250,293
Goodgreen Trust Series 2016-1A, Class A, 3.230% 10/15/52 (c)	288,420	293,404
Series 2017-1A, Class A, 3.740% 10/15/52 (c)	155,797	160,582
Series 2019-2A, Class B, 3.860% 10/15/54 (c)	166,781	166,945
Harbor Park CLO Ltd., Series 2018-1A, Class B1, 3 mo. USD LIBOR + 1.700% 3.666% FRN 1/20/31 (c)	280,000	279,445
Helios Issuer LLC, Series 2017-1A, Class A 4.940% 9/20/49 (c)	264,533	275,729
Hero Funding Trust Series 2016-3A, Class A1, 3.080% 9/20/42 (c)	140,201	140,800
Series 2017-3A, Class A1, 3.190% 9/20/48 (c)	176,752	176,253
Series 2017-2A, Class A1, 3.280% 9/20/48 (c)	67,826	68,588
Series 2016-4A, Class A2, 4.290% 9/20/47 (c)	136,845	142,959
Horizon Aircraft Finance I Ltd., Series 2018-1, Class B 5.270% 12/15/38 (c)	229,107	234,617
Horizon Aircraft Finance II Ltd., Series 2019-1, Class B 4.703% 7/15/39 (c)	278,667	277,546
Horizon Aircraft Finance III Ltd., Series 2019-2, Class A 3.425% 11/15/39 (c)	520,881	517,816
HPS Loan Management Ltd., Series 15A-19, Class C, 3 mo. USD LIBOR + 2.700% 4.866% FRN 7/22/32 (c)	250,000	249,988
ICG US CLO Ltd., Series 2019-1A, Class A1A, 3 mo. USD LIBOR + 1.380% 3.496% FRN 10/26/32 (c)	250,000	250,016
J.G. Wentworth XLII LLC, Series 2018-2A, Class B 4.700% 10/15/77 (c)	90,000	96,769
J.G. Wentworth XLIII LLC, Series 2019-1A, Class B 4.510% 8/15/73 (c)	138,000	141,192
JP Morgan Mortgage Acquisition Trust, Series 2006-CH1, Class A5, 1 mo. USD LIBOR + .230% 2.022% FRN 7/25/36	638	638
Kayne CLO 4 Ltd., Series 2019-4A, Class B1, 3 mo. USD LIBOR + 2.100% FRN 4/25/32 (c)	250,000	250,827
KDAC Aircraft Finance Ltd., Series 2017-1A, Class A 4.212% 12/15/42 (c)	348,862	352,635
Kestrel Aircraft Fundig Limited, Series 2018-1A, Class A 4.250% 12/15/38 (c)	405,773	412,392
KKR Financial CLO Ltd., Series 26, Class B1, 3 mo. USD LIBOR + 2.050% 4.230% FRN 7/15/32 (c)	250,000	250,258
KREF Ltd., Series 2018-FL1, Class D, 1 mo. USD LIBOR + 2.550% 4.287% FRN 6/15/36 (c)	450,000	451,686

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1 4.300% 1/15/42 (c)	$384,323	$391,292
MACH 1 Cayman Ltd., Series 2019-1, Class B 4.335% 10/15/39 (c)	363,246	361,458
Madison Park Funding XXVIII Ltd., Series 2018-28A, Class B, 3 mo. USD LIBOR + 1.600% 3.601% FRN 7/15/30 (c)	950,000	941,301
Madison Park Funding XXXI Ltd., Series 2018-31A, Class B, 3 mo. USD LIBOR + 1.700% 3.634% FRN 1/23/31 (c)	250,000	249,832
Magnetite XV Ltd., Series 2015-15A, Class CR, 3 mo. USD LIBOR + 1.800% 3.740% FRN 7/25/31 (c)	490,000	476,346
Mosaic Solar Loans LLC, Series 2017-1A, Class A 4.450% 6/20/42 (c)	55,679	57,847
MP CLO III Ltd., Series 2013-1A, Class AR, 3 mo. USD LIBOR + 1.250% 3.216% FRN 10/20/30 (c)	250,000	248,883
New Residential Advance Receivables Trust Advance Receivables Backed, Series 2019-T2, Class DT2 3.060% 8/15/53 (c)	262,000	259,978
NP SPE II LLC, Series 2017-1A, Class A2 4.219% 10/21/47 (c)	380,000	395,313
OHA Credit Funding Ltd., Series 2019-4A, Class A1, 3 mo. USD LIBOR + 1.330% 3.266% FRN 10/22/32 (c)	250,000	250,165
OHA Credit Partners Ltd., Series 2015-11A, Class CR, 3 mo. USD LIBOR + 2.150% 4.116% FRN 1/20/32 (c)	300,000	294,711
OneMain Financial Issuance Trust Series 2019-2A, Class A, 3.140% 10/14/36 (c)	1,700,000	1,678,010
Series 2019-2A, Class C, 3.660% 10/14/36 (c)	400,000	394,037
Orange Lake Timeshare Trust, Series 2019-A, Class D 4.930% 4/09/38 (c)	702,132	714,227
Park Place Securities, Inc. Series 2005-WCW3, Class M1, 1 mo. USD LIBOR + .480% 2.272% FRN 8/25/35	50,099	50,124
Series 2005-WCW2, Class M1, 1 mo. USD LIBOR + .750% 2.542% FRN 7/25/35	3,973	3,972
Pioneer Aircraft Finance Ltd., Series 2019-1, Class B 4.948% 6/15/44 (c)	350,256	351,736
Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2 3.858% 12/05/49 (c)	509,000	504,272
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850% 4.642% FRN 2/25/23 (c)	210,000	211,239
Popular ABS Mortgage Pass-Through Trust, Series 2006-B, Class A3, 1 mo. USD LIBOR + .280% 2.072% FRN 5/25/36	22,898	22,788
Primose Funding LLC, Series 2019-1A, Class A2 4.475% 7/30/49 (c)	229,000	231,792
Rockford Tower CLO Ltd., Series 2018-1A, Class B, 3 mo. USD LIBOR + 1.720% 3.619% FRN 5/20/31 (c)	250,000	249,102
RR 3 Ltd., Series 2018-3A, Class A1R2, 3 mo. USD LIBOR + 1.090% 3.091% FRN 1/15/30 (c)	500,000	495,754
Sierra Receivables Funding LLC Series 2015-3A, Class A, 2.580% 9/20/32 (c)	33,354	33,354
Series 2015-3A, Class B, 3.080% 9/20/32 (c)	14,676	14,732
Series 2019-2A, Class C, 3.120% 5/20/36 (c)	159,729	160,672
Series 2016-1A, Class B, 3.670% 3/21/33 (c)	35,161	35,424
Series 2019-1A, Class D, 4.750% 1/20/36 (c)	523,253	532,487
Steele Creek CLO Ltd., Series 2018-2A, Class C, 3 mo. USD LIBOR + 2.300% 4.204% FRN 8/18/31 (c)	490,000	473,459
Store Master Funding LLC Series 2019-1, Class A4, 4.490% 11/20/49 (c)	769,679	760,429
Series 2018-1A, Class A4, 4.740% 10/20/48 (c)	238,600	254,916
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A 4.870% 7/20/48 (c)	120,053	125,554
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A 4.190% 1/15/71 (c)	298,946	319,707
Taco Bell Funding LLC Series 2018-1A, Class A2II, 4.940% 11/25/48 (c)	306,900	330,275

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2016-1A, Class A23, 4.970% 5/25/46 (c)	$429,000	$451,703
Textainer Marine Containers V Ltd. Series 2017-2A, Class A, 3.520% 6/20/42 (c)	183,516	183,127
Series 2017-1A, Class A, 3.720% 5/20/42 (c)	231,567	232,729
Textainer Marine Containers VII Ltd. Series 2018-1A, Class A, 4.110% 7/20/43 (c)	359,200	361,259
Series 2019-1A, Class B, 5.280% 4/20/44 (c)	202,587	209,258
THL Credit Wind River CLO Ltd., Series 2018-3A, Class B, 3 mo. USD LIBOR + 1.700% 3.666% FRN 1/20/31 (c)	490,000	489,353
TICP CLO VI Ltd, Series 2016-6A, Class DR, 3 mo. USD LIBOR + 3.300% 5.301% FRN 1/15/29 (c)	350,000	350,093
TICP CLO XIV Ltd., Series 2019-14A, Class A2, 3 mo. USD LIBOR + 1.900% 4.021% FRN 10/20/32 (c)	250,000	250,318
Trinity Rail Leasing LP Series 2019-2A, Class A2, 3.100% 10/18/49 (c)	700,000	691,430
Series 2018-1A, Class A2, 4.620% 6/17/48 (c)	430,000	447,002
Triton Container Finance LLC, Series 2017-1A, Class A 3.520% 6/20/42 (c)	142,988	142,217
Series 2017-2A, Class A 3.620% 8/20/42 (c)	462,957	462,866
VSE VOI Mortgage LLC, Series 2016-A, Class B 2.740% 7/20/33 (c)	42,772	42,751
Wave USA 4.581% 9/15/44 (c)	623,634	620,588
Westgate Resorts LLC, Series 2017-1A, Class A 3.050% 12/20/30 (c)	109,501	109,890
Willis Engine Structured Trust III, Series 2017-A, Class A, 4.690% STEP 8/15/42 (c)	394,924	406,164
Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750% STEP 9/15/43 (c)	244,289	255,131
		37,265,745
Student Loans ABS — 7.6%
Access Group, Inc. Series 2006-1, Class B, 3 mo. USD LIBOR + .450% 2.360% FRN 8/25/37	461,956	448,285
Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500% 3.292% FRN 7/25/58 (c)	130,000	122,586
AccessLex Institute Series 2004-A, Class A3, 28 day ARS, 1.699% FRN 7/01/39	350,000	344,673
Series 2005-1, Class B, 3 mo. USD LIBOR + .570% 2.498% FRN 9/22/37	295,263	283,386
Series 2003-A, Class A3, 3 mo. CMT + 1.200% 2.790% FRN 7/01/38	3,894	3,890
Brazos Higher Education Authority, Inc. 3.245% 6/25/42	450,000	444,151
College Avenue Student Loans LLC Series 2019-A, Class C, 4.460% 12/28/48 (c)	225,000	224,621
Series 2019-A, Class D, 5.500% 12/28/48 (c)	174,000	172,829
Commonbond Student Loan Trust, Series 2017-AGS, Class C 5.280% 5/25/41 (c)	102,682	105,645
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B 2.500% 1/25/30 (c)	101,080	97,920
DRB Prime Student Loan Trust, Series 2015-A, Class A2 3.060% 7/25/31 (c)	52,139	52,958
Earnest Student Loan Program LLC, Series 2016-D, Class A2 2.720% 1/25/41 (c)	103,904	104,066
EdLinc Student Loan Funding Trust, Series 2017-A, Class A, PRIME -1.150% 4.350% FRN 12/01/47 (c)	376,469	371,200
Goal Capital Funding Trust, Series 2006-1, Class B, 3 mo. USD LIBOR + .450% 2.360% FRN 8/25/42	550,316	505,003
KeyCorp Student Loan Trust, Series 1999-B, Class CTFS, 3 mo. USD LIBOR + .900% 2.810% FRN 11/25/36	16,057	16,035
Navient Private Education Refi Loan Trust, Series 2018-CA, Class B 4.220% 6/16/42 (c)	530,000	544,315
Navient Student Loan Trust Series 2019-1A, Class A2, 1 mo. USD LIBOR + .900% 2.692% FRN 12/27/67 (c)	700,000	700,533

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-BA, Class A2B, 1 mo. USD LIBOR + .980% 2.720% FRN 12/15/59 (c)	$1,000,000	$996,264
Series 2018-1A, Class B, 1 mo. USD LIBOR + 1.200% 2.992% FRN 3/25/67 (c)	250,000	247,338
Series 2015-2, Class B, 1 mo. USD LIBOR + 1.500% 3.292% FRN 8/25/50	700,000	697,269
Series 2018-EA, Class B, 4.440% 12/15/59 (c)	140,000	150,430
Nelnet Private Education Loan Trust Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750% 3.542% FRN 12/26/40 (c)	74,863	74,517
Series 2016-A, Class A1B, 3.600% 12/26/40 (c)	83,857	84,675
Nelnet Student Loan Trust Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 2.356% FRN 6/25/41	129,722	119,830
Series 2005-4, Class A4R2, 28 day ARS 2.700% FRN 3/22/32	150,000	141,299
Series 2012-2A, Class B, 1 mo. USD LIBOR + 1.000% 2.792% FRN 11/25/36 (c)	200,000	190,311
Series 2012-1A, Class B, 1 mo. USD LIBOR + 1.000% 2.792% FRN 6/25/42 (c)	150,000	142,244
Series 2012-4A, Class B, 1 mo. USD LIBOR + 1.000% 2.792% FRN 7/26/49 (c)	350,000	335,086
Series 2018-5A, Class B, 1 mo. USD LIBOR + 1.450% 3.242% FRN 2/25/67 (c)	500,000	494,150
Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500% 3.292% FRN 6/25/41 (c)	100,000	99,497
Series 2014-1A, Class B, 1 mo. USD LIBOR + 1.500% 3.292% FRN 10/25/47 (c)	440,000	422,488
Series 2014-5A, Class B, 1 mo. USD LIBOR + 1.500% 3.292% FRN 5/26/54 (c)	100,000	96,614
Pennsylvania Higher Education Assistance Agency, Series 2015-1A, Class B, 1 mo. USD LIBOR + 1.500% 3.292% FRN 4/25/45 (c)	130,000	119,599
SLM Student Loan Trust Series 2006-2, Class R, 0.000% 1/25/41	1,363	674,685
Series 2002-7, Class A11, 28 day ARS 1.513% FRN 3/15/28	50,000	50,000
Series 2005-3, Class B, 3 mo. USD LIBOR + .150% 2.090% FRN 4/25/40	129,520	119,639
Series 2006-7, Class B, 3 mo. USD LIBOR + .200% 2.140% FRN 1/27/42	330,818	304,359
Series 2006-4, Class B, 3 mo. USD LIBOR + .200% 2.140% FRN 1/25/70	174,463	162,335
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 2.150% FRN 10/25/40	146,670	136,741
Series 2006-10, Class B, 3 mo. USD LIBOR + .220% 2.160% FRN 3/25/44	357,741	323,655
Series 2005-6, Class B, 3 mo. USD LIBOR + .290% 2.230% FRN 1/25/44	354,728	331,532
Series 2005-9, Class B, 3 mo. USD LIBOR + .300% 2.240% FRN 1/25/41	438,419	410,458
Series 2004-3, Class B, 3 mo. USD LIBOR + .470% 2.410% FRN 10/25/64	118,495	110,873
Series 2003-14, Class A7, 3 mo. USD LIBOR + .600% 2.540% FRN 10/25/65 (c)	910,000	889,415
Series 2003-5, Class A7, 28 day ARS 2.894% FRN 6/15/30	50,000	50,000
Series 2013-2, Class B, 1 mo. USD LIBOR + 1.500% 3.292% FRN 6/25/43	310,000	292,497
Series 2013-4, Class B, 1 mo. USD LIBOR + 1.500% 3.292% FRN 12/28/70	605,000	586,044
Series 2013-1, Class B,, 1 mo. USD LIBOR + 1.800% 3.592% FRN 11/25/70	381,000	380,417
Series 2002-7, Class B, 28 day ARS 5.194% FRN 12/15/39	600,000	599,797
SMB Private Education Loan Trust Series 2019-A, Class A2B, 1 mo. USD LIBOR + .870% 2.610% FRN 7/15/36 (c)	101,000	100,879
Series 2019-A, Class B, 4.000% 11/17/42 (c)	185,000	195,826
Series 2015-C, Class C, 4.500% 9/17/46 (c)	350,000	364,464
SoFi Professional Loan Program LLC Series 2015-A, Class RC, 0.000% 3/25/33 (c)	200	165,000
Series 2018-A, Class R1, 0.000% 2/25/42 (c)	1,000,000	773,000

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-A, Class R1, 0.000% 6/15/48 (c)	$1,361,200	$422,688
Series 2017-D, Class R1, 0.000% 9/25/40 (c)	1,000,000	499,130
Series 2018-D, Class R1, 0.000% 2/25/48 (c)	911,500	314,468
Series 2017-D, Class BFX, 3.610% 9/25/40 (c)	500,000	525,427
Series 2017-C, Class C, 4.210% VRN 7/25/40 (c) (f)	180,000	188,515
Series 2017-A, Class C, 4.430% VRN 3/26/40 (c) (f)	170,000	178,133
South Carolina Student Loan Corp. Series 2014-1, Class B, 1 mo. USD LIBOR + 1.500% 3.191% FRN 8/01/35	550,000	554,297
Series 2015-A, Class A, 1 mo. USD LIBOR + 1.500% 3.292% FRN 1/25/36	102,186	102,630
		18,760,611
WL Collateral CMO — 1.0%
Angel Oak Mortgage Trust I LLC Series 2019-4, Class M1, 3.459% VRN 7/26/49 (c) (f)	492,000	496,734
Series 2019-2, Class M1, 4.065% VRN 3/25/49 (c) (f)	260,000	268,261
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, 4.624% VRN 8/25/34 (f)	16,005	15,790
Countrywide Home Loans, Inc. Series 2003-42, Class 1A1, 3.991% VRN 9/25/33 (f)	2,328	2,215
Series 2004-2, Class 1A1, 4.608% VRN 2/25/34 (f)	10,086	9,441
Deephaven Residential Mortgage Trust Series 2019-3A, Class M1, 3.405% VRN 7/25/59 (c) (f)	800,000	791,099
Series 2019-1A, Class M1, 4.402% VRN 1/25/59 (c) (f)	250,000	257,279
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, 4.306% VRN 8/25/34 (f)	3,679	3,636
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 3.946% VRN 8/25/34 (f)	23,132	22,324
JP Morgan Mortgage Trust, Series 2017-1, Class A11, 3.500% VRN 1/25/47 (c) (f)	415,489	422,695
Merrill Lynch Mortgage Investors, Inc. Series 2004-A1, Class IA, 3.250% VRN 2/25/34 (f)	1,042	992
Series 2003-A4, Class IA, 4.744% VRN 7/25/33 (f)	1,100	1,069
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, 4.133% VRN 3/25/34 (f)	10,460	10,195
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400% 3.640% FRN 4/25/44	29,483	28,852
		2,330,582

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $75,803,892)		76,360,868

SOVEREIGN DEBT OBLIGATIONS — 0.6%
Colombia Government International Bond 6.125% 1/18/41	440,000	569,360
Mexico Government International Bond 4.750% 3/08/44	354,000	391,170
6.750% 9/27/34	375,000	513,750
		1,474,280

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,341,522)		1,474,280

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 20.9%
Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp. Series 2617, Class Z, 5.500% 5/15/33	81,909	90,912
Series 2693, Class Z, 5.500% 10/15/33	148,228	162,100
Series 2178, Class PB, 7.000% 8/15/29	8,571	9,463
		262,475
Pass-Through Securities — 20.3%
Federal Home Loan Mortgage Corp. Pool #SB8013 2.500% 9/01/34	1,491,539	1,504,911
Pool #SB8020 2.500% 12/01/34	1,366,509	1,378,760
Pool #ZA5946 4.500% 11/01/48	1,289,026	1,359,515
Pool #ZA6368 4.500% 2/01/49	721,758	760,143
Pool #B18677 5.000% 1/01/20	3	3
Pool #G01311 7.000% 9/01/31	783	900
Pool #C80207 7.500% 9/01/24	550	600
Pool #C00530 7.500% 7/01/27	554	625
Pool #C00563 7.500% 11/01/27	1,887	2,139
Pool #C00612 7.500% 4/01/28	65	74
Pool #C55867 7.500% 2/01/30	2,351	2,630
Federal National Mortgage Association Pool #MA3797 2.500% 10/01/34	2,823,612	2,848,926

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA3029 3.000% 6/01/32	$810,688	$834,583
Pool #MA3090 3.000% 8/01/32	340,560	350,385
Pool #AR3007 3.000% 2/01/43	194,326	199,916
Pool #AS1304 3.500% 12/01/28	176,247	183,723
Pool #AV1897 3.500% 12/01/28	29,683	30,942
Pool #AV2325 3.500% 12/01/28	92,433	96,353
Pool #BF0196 3.500% 2/01/41	237,071	248,281
Pool #MA1356 3.500% 2/01/43	1,142,400	1,201,417
Pool #BJ0686 4.000% 4/01/48	1,037,073	1,087,119
Pool #CA1951 4.000% 7/01/48	510,694	534,381
Pool #CA2039 4.000% 7/01/48	930,225	970,536
Pool #BN5342 4.000% 3/01/49	4,771,085	4,964,048
Pool #MA3638 4.000% 4/01/49	1,291,037	1,342,445
Pool #725692 1 year CMT + 2.138% 4.357% FRN 10/01/33	35,782	37,684
Pool #888586 1 year CMT + 2.195% 4.370% FRN 10/01/34	94,914	99,960
Pool #CA1952 4.500% 6/01/48	626,451	664,192
Pool #CA1909 4.500% 6/01/48	1,480,136	1,569,771
Pool #BK7877 4.500% 7/01/48	370,317	392,396
Pool #MA3522 4.500% 11/01/48	530,738	559,893
Pool #MA3537 4.500% 12/01/48	499,702	526,527
Pool #MA3564 4.500% 1/01/49	474,067	500,109
Pool #BN5241 4.500% 2/01/49	3,566,798	3,757,162
Pool #MA3639 4.500% 4/01/49	1,601,297	1,685,258
Pool #MA3688 4.500% 6/01/49	905,207	952,670
Pool #AD6437 5.000% 6/01/40	61,244	67,329
Pool #AD6996 5.000% 7/01/40	414,703	455,904
Pool #AL8173 5.000% 2/01/44	163,628	178,861
Pool #575579 7.500% 4/01/31	4,164	4,831
Pool #535996 7.500% 6/01/31	686	798
Government National Mortgage Association I Pool #579140 6.500% 1/15/32	621	701
Pool #587280 6.500% 9/15/32	968	1,083
Pool #550659 6.500% 9/15/35	67,154	77,416
Pool #538689 6.500% 12/15/35	15,360	17,763
Pool #780651 7.000% 10/15/27	834	924
Pool #462384 7.000% 11/15/27	430	478
Pool #482668 7.000% 8/15/28	829	929
Pool #506804 7.000% 5/15/29	4,836	5,287
Pool #581417 7.000% 7/15/32	1,728	1,973
Pool #423836 8.000% 8/15/26	555	618
Pool #444619 8.000% 3/15/27	5,429	6,010
Government National Mortgage Association II TBA Pool #207 3.500% 1/21/50 (h)	11,100,000	11,440,804
Pool #232 4.000% 1/21/50 (h)	5,325,000	5,512,207
Uniform Mortgage Backed Securities TBA Pool #18718 4.500% 1/14/50 (h)	1,425,000	1,500,480
		49,923,373

Whole Loans — 0.5%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2019-DNA3, Class M2, 1 mo. USD LIBOR + 2.050% 3.842% FRN 7/25/49 (c)	439,000	440,892
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R04, Class 2M2, 1 mo. USD LIBOR + 2.100% 3.892% FRN 6/25/39 (c)	200,000	201,195
Series 2019-R03, Class 1M2, 1 mo. USD LIBOR + 2.150% 3.942% FRN 9/25/31 (c)	150,000	150,791
Series 2019-R02, Class 1M2, 1 mo. USD LIBOR + 2.300% 4.092% FRN 8/25/31 (c)	531,000	534,634
		1,327,512

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $51,218,399)		51,513,360

U.S. TREASURY OBLIGATIONS — 2.8%
U.S. Treasury Bonds & Notes — 2.8%
U.S. Treasury Bond 2.500% 5/15/46 (i)	1,000,000	1,023,197
3.500% 2/15/39	610,000	732,244
U.S. Treasury Note 1.500% 11/30/24	1,500,000	1,487,813
1.625% 8/31/22	2,100,000	2,101,805
2.250% 8/15/49 (e) (i)	1,580,000	1,537,045
		6,882,104

TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,928,598)		6,882,104

TOTAL BONDS & NOTES (Cost $231,853,459)		237,916,496

TOTAL PURCHASED OPTIONS (#) — 0.8% (Cost $2,088,627)		1,830,074

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
WARRANTS — 0.0%
Consumer, Non-cyclical — 0.0%
Chemicals — 0.0%
Hercules LLC, Expires 3/31/29, Strike 0.09 (a) (b) (g)	150	$3,791

TOTAL WARRANTS (Cost $0)		3,791

MUTUAL FUNDS — 1.2%
Diversified Financial Services — 1.2%
State Street Navigator Securities Lending Prime Portfolio (j)	2,801,160	2,801,160

TOTAL MUTUAL FUNDS (Cost $2,801,160)		2,801,160

TOTAL LONG-TERM INVESTMENTS (Cost $237,085,474)		242,837,489

	Principal Amount
SHORT-TERM INVESTMENTS — 10.1%
Commercial Paper — 10.1%
Bemis Co., Inc. 2.033% 1/27/20 (c)	$2,000,000	1,996,973
Duke Energy Corp. 2.031% 1/27/20 (c)	2,000,000	1,996,973
Entergy Corp. 2.172% 1/23/20 (c)	2,000,000	1,997,479
FMC Tech, Inc. 2.039% 2/11/20 (c)	1,500,000	1,496,346
2.086% 1/07/20 (c)	1,500,000	1,499,469
General Electric Co. 2.130% 2/20/20	2,000,000	1,994,016
2.278% 1/02/20	1,000,000	999,903
Reckitt Benchiser Treasury Services PLC 2.161% 1/22/20 (c)	2,000,000	1,997,853
2.483% 1/24/20 (c)	1,000,000	998,821
Sempra Energy Holding 1.980% 1/03/20 (c)	2,500,000	2,499,632
Transcanada Pipelines Ltd. 2.212% 1/16/20 (c)	3,000,000	2,997,417
Volkswagen Credit, Inc. 2.041% 3/18/20 (c)	2,000,000	1,990,718
Walgreens Boots Alliance, Inc. 2.305% 3/05/20	2,500,000	2,490,372
		24,955,972

TOTAL SHORT-TERM INVESTMENTS (Cost $24,956,264)		24,955,972

TOTAL INVESTMENTS — 108.8% (Cost $262,041,738) (k)		267,793,461

Other Assets/(Liabilities) — (8.8)%		(21,551,390)

NET ASSETS — 100.0%		$246,242,071

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Investment was valued using significant unobservable inputs.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2019, these securities amounted to a value of $4,598 or 0.00% of net assets.
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2019, the aggregate market value of these securities amounted to $114,077,100 or 46.33% of net assets.
(d)	Security is perpetual and has no stated maturity date.
(e)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2019, was $4,060,869 or 1.65% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The fund received $1,352,434 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(f)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2019.
(g)	Non-income producing security.
(h)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(i)	A portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(j)	Represents investment of security lending cash collateral. (Note 2).
(k)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

(#)	Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	3-Month USD LIBOR BBA	Quarterly	2.44%	Semi-Annually	USD	4,035,000	$265,482	$201,719	$63,763
10-Year Interest Rate Swap, 2/02/43	Credit Suisse International	1/31/33	3-Month USD LIBOR BBA	Quarterly	2.61%	Semi-Annually	USD	4,455,000	325,946	213,840	112,106
									591,428	415,559	175,869
Put
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	2.94%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	16,440,000	$629,237	$821,885	$(192,648)
10-Year Interest Rate Swap, 2/02/43	Credit Suisse International	1/31/33	3.11%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	17,770,000	609,409	851,183	(241,774)
									1,238,646	1,673,068	(434,422)
									$1,830,074	$2,088,627	$(258,553)

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	1/14/20	MXN	2,869,197	USD	148,000	$3,515
Bank of America N.A.	1/21/20	EUR	131,225	USD	147,000	360
Bank of America N.A.	1/21/20	EUR	90,607	HUF	30,306,528	(1,056)
Bank of America N.A.	1/21/20	USD	97,000	HUF	28,978,420	(1,299)
Bank of America N.A.	1/21/20	USD	148,000	ZAR	2,181,563	(7,391)
Bank of America N.A.	1/21/20	USD	101,054	CHF	99,609	(1,980)
Bank of America N.A.	1/21/20	USD	96,735	ILS	337,673	(1,132)
Bank of America N.A.	1/28/20	USD	250,385	JPY	27,069,695	961
Bank of America N.A.	1/28/20	USD	100,964	SGD	138,453	(1,998)
Bank of America N.A.	2/11/20	USD	122,000	ILS	421,998	(442)
Bank of America N.A.	2/18/20	USD	273,934	SGD	372,968	(3,480)
Barclays Bank PLC	1/21/20	USD	99,000	ZAR	1,482,853	(6,622)
Barclays Bank PLC	1/28/20	MYR	1,042,741	USD	248,369	6,348
Barclays Bank PLC	1/28/20	INR	7,139,583	USD	100,186	(413)
Barclays Bank PLC	1/28/20	USD	121,000	SGD	164,614	(1,417)
Barclays Bank PLC	1/28/20	USD	99,000	INR	7,139,583	(773)
Barclays Bank PLC	1/28/20	USD	98,187	IDR	1,411,134,000	(3,232)
Barclays Bank PLC	2/11/20	RON	1,068,791	USD	249,000	986
BNP Paribas SA	2/11/20	EUR	232,652	USD	259,503	2,096
Citibank N.A.	1/14/20	COP	335,709,000	USD	97,946	4,133
Citibank N.A.	1/14/20	BRL	116,774	USD	28,000	1,017
Citibank N.A.	1/14/20	USD	98,272	COP	335,895,000	(3,863)
Citibank N.A.	1/14/20	USD	52,000	BRL	209,830	(141)
Citibank N.A.	1/21/20	HUF	28,212,691	USD	93,511	2,191

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Citibank N.A.	1/21/20	PLN	1,904,384	EUR	437,829	$10,322
Citibank N.A.	1/21/20	USD	96,000	HUF	28,212,691	298
Citibank N.A.	1/21/20	USD	4,000	ILS	14,072	(79)
Citibank N.A.	1/21/20	USD	17,000	PLN	64,998	(133)
Citibank N.A.	1/28/20	AUD	360,122	USD	243,030	9,846
Citibank N.A.	1/28/20	PKR	1,232,344	USD	7,736	165
Citibank N.A.	1/28/20	KRW	116,909,100	USD	100,576	574
Citibank N.A.	1/28/20	USD	249,253	THB	7,579,810	(3,952)
Citibank N.A.	2/11/20	PLN	70,291	EUR	16,373	120
Citibank N.A.	3/18/20	PKR	3,774,046	USD	23,591	355
Citibank N.A.	4/15/20	GTQ	235,541	USD	30,340	255
Citibank N.A.	4/29/20	GTQ	114,875	USD	14,897	24
Citibank N.A.	11/16/20	PKR	6,689,150	USD	41,000	(431)
Goldman Sachs International	1/14/20	MXN	1,980,784	USD	98,451	6,149
Goldman Sachs International	1/14/20	COP	335,895,000	USD	95,494	6,641
Goldman Sachs International	1/14/20	CLP	81,944,017	USD	113,112	(4,117)
Goldman Sachs International	1/21/20	RUB	7,969,170	USD	121,118	7,093
Goldman Sachs International	2/11/20	USD	150,293	ILS	521,653	(1,064)
HSBC Bank USA	1/28/20	THB	90,418	USD	3,000	20
JP Morgan Chase Bank N.A.	1/14/20	BRL	613,655	USD	147,149	5,339
JP Morgan Chase Bank N.A.	1/14/20	CLP	91,981,483	USD	118,311	4,035
JP Morgan Chase Bank N.A.	1/14/20	USD	238,909	CLP	173,925,500	7,567
JP Morgan Chase Bank N.A.	1/21/20	USD	147,339	KZT	58,920,689	(6,061)
JP Morgan Chase Bank N.A.	1/27/20	LKR	5,183,645	USD	28,426	90
JP Morgan Chase Bank N.A.	1/28/20	PKR	2,254,426	USD	14,309	145
JP Morgan Chase Bank N.A.	1/28/20	JPY	107,561	USD	1,000	(9)
JP Morgan Chase Bank N.A.	1/28/20	PHP	6,314,948	USD	124,000	600
JP Morgan Chase Bank N.A.	1/28/20	USD	99,000	KRW	116,909,100	(2,150)
JP Morgan Chase Bank N.A.	2/10/20	LKR	2,593,244	USD	14,213	35
JP Morgan Chase Bank N.A.	2/18/20	USD	145,186	IDR	2,074,702,000	(3,624)
JP Morgan Chase Bank N.A.	11/16/20	PKR	2,034,947	USD	12,481	(139)
Morgan Stanley & Co. LLC	1/14/20	USD	99,000	COP	335,709,000	(3,079)
Morgan Stanley & Co. LLC	2/18/20	AUD	183,765	USD	126,000	3,105
						$24,308

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Ultra 10 Year	3/20/20	1	$140,737	$(34)
U.S. Treasury Ultra Bond	3/20/20	101	18,794,223	(446,942)
U.S. Treasury Note 2 Year	3/31/20	153	33,000,364	(28,864)
U.S. Treasury Note 5 Year	3/31/20	29	3,454,964	(15,292)
				$(491,132)

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation/ (Depreciation)
Short
90 Day Eurodollar	3/16/20	2	$(487,093)	$(4,232)
U.S. Treasury Long Bond	3/20/20	28	(4,449,722)	84,347
90 Day Eurodollar	6/15/20	2	(487,381)	(4,169)
90 Day Eurodollar	9/14/20	2	(487,593)	(4,232)
90 Day Eurodollar	12/14/20	2	(487,568)	(4,332)
90 Day Eurodollar	3/15/21	2	(487,743)	(4,457)
90 Day Eurodollar	9/13/21	3	(731,728)	(6,535)
90 Day Eurodollar	3/14/22	3	(731,503)	(6,385)
90 Day Eurodollar	9/19/22	3	(731,203)	(6,272)
90 Day Eurodollar	3/13/23	2	(487,168)	(4,157)
90 Day Eurodollar	12/18/23	3	(730,078)	(6,235)
90 Day Eurodollar	12/16/24	6	(1,458,355)	(12,320)
				$21,021

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GTQ	Guatemalan Quetzal
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KZT	Kazakhstan Tenge
LKR	Sri Lanka Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PKR	Pakistan Rupee
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
USD	U.S. Dollar
ZAR	South African Rand

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.3%

COMMON STOCK — 0.3%
Basic Materials — 0.0%
Forest Products & Paper — 0.0%
Appvion Inc. (Escrow Shares) (a) (b) (c)	5,428,000	$-
The Newark Group, Inc. (a) (b) (c)	329,969	9,899
		9,899
Energy — 0.3%
Oil & Gas — 0.3%
Fieldwood Energy LLC (c)	10,960	199,110
Fieldwood Energy LLC (c)	44,668	811,484
Jupiter Resources, Inc.	610,239	610,239
		1,620,833

TOTAL COMMON STOCK (Cost $9,615,818)		1,630,732

PREFERRED STOCK — 0.0%
Consumer, Non-cyclical — 0.0%
Agriculture — 0.0%
Pinnacle Agriculture Holdings LLC (a) (b) (c)	2,011,244	-

TOTAL PREFERRED STOCK (Cost $1,282,342)		-

TOTAL EQUITIES (Cost $10,898,160)		1,630,732

	Principal Amount
BONDS & NOTES — 97.8%

BANK LOANS — 6.5%
Aerospace & Defense — 1.1%
TransDigm, Inc., 2018 Term Loan F, 1 mo. LIBOR + 2.500% 4.299% VRN 6/09/23	$4,031,962	4,042,889
Veritas Bermuda Ltd., USD Repriced Term Loan B, 1 mo. LIBOR + 4.500% 6.445% VRN 1/27/23	2,474,555	2,377,552
		6,420,441
Electronics — 0.1%
Vertafore, Inc., 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.250% 5.049% VRN 7/02/25	415,800	410,507
Health Care – Services — 0.4%
Banff Merger Sub, Inc., 2018 USD Term Loan B, 1 mo. LIBOR + 4.250% 6.049% VRN 10/02/25	2,254,214	2,226,397

	Number of Shares
Oil & Gas — 0.9%
Fieldwood Energy LLC Exit 1st Lien Term Loan, 3 mo. LIBOR + 5.250% 7.177% VRN 4/11/22	$3,755,879	$3,125,718
Exit 2nd Lien Term Loan, 3 mo. LIBOR + 7.250% 9.177% VRN 4/11/23	3,084,695	1,712,006
		4,837,724
Packaging & Containers — 2.5%
BWAY Holding Co., 2017 Term Loan B, 3 mo. LIBOR + 3.250% 5.084% VRN 4/03/24	5,153,505	5,130,984
Consolidated Energy Finance, SA, Term Loan B, 3 mo. LIBOR + 2.500% 4.547% VRN 5/07/25	3,158,628	3,095,455
Flex Acquisition Co., Inc., 1st Lien Term Loan, 3 mo. LIBOR + 3.000% 4.909% VRN 12/29/23	2,549,978	2,525,549
Reynolds Group Holdings, Inc., USD 2017 Term Loan, 1 mo. LIBOR + 2.750% 4.549% VRN 2/05/23	2,353,321	2,358,852
Trident TPI Holdings, Inc., 2017 USD Term Loan B1, 1 mo. LIBOR + 3.000%, 4.799% VRN 10/17/24	679,036	658,420
		13,769,260
Software — 0.4%
Almonde, Inc., USD 1st Lien Term Loan, 6 mo. LIBOR + 3.500% 5.696% VRN 6/13/24	2,493,287	2,472,518
Telecommunications — 1.1%
CenturyLink, Inc., 2017 Term Loan B, 1 mo. LIBOR + 2.750% 4.549% VRN 1/31/25	5,909,548	5,930,231

TOTAL BANK LOANS (Cost $36,507,218)		36,067,078

CORPORATE DEBT — 91.3%
Advertising — 0.3%
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)	1,541,000	1,629,608
Aerospace & Defense — 3.2%
Moog, Inc. 4.250% 12/15/27 (d)	454,000	461,990
5.250% 12/01/22 (d)	874,000	885,974
Signature Aviation US Holdings, Inc. 4.000% 3/01/28 (d)	1,639,000	1,616,546

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
TransDigm, Inc. 5.500% 11/15/27 (d)	$5,207,000	$5,265,475
6.375% 6/15/26	1,510,000	1,601,521
Triumph Group, Inc. 5.250% 6/01/22	1,825,000	1,815,875
6.250% 9/15/24 (d)	1,347,000	1,416,034
7.750% 8/15/25	4,319,000	4,503,421
		17,566,836
Agriculture — 0.5%
JBS Investments II GmbH 7.000% 1/15/26 (d)	1,574,000	1,712,244
Pinnacle Operating Corp. 9.000% 5/15/23 (d)	2,930,270	1,084,200
		2,796,444
Airlines — 1.3%
American Airlines Group, Inc. 4.625% 3/01/20 (d)	4,556,000	4,563,153
5.000% 6/01/22 (d)	2,466,000	2,580,052
		7,143,205
Auto Manufacturers — 0.7%
Allison Transmission, Inc. 4.750% 10/01/27 (d)	2,473,000	2,565,738
5.875% 6/01/29 (d)	1,113,000	1,218,735
		3,784,473
Auto Parts & Equipment — 0.0%
The Goodyear Tire & Rubber Co. 4.875% 3/15/27	181,000	187,335
Building Materials — 1.3%
James Hardie International Finance DAC 4.750% 1/15/25 (d)	1,027,000	1,065,512
5.000% 1/15/28 (d)	1,668,000	1,751,400
PGT Escrow Issuer, Inc. 6.750% 8/01/26 (d)	1,279,000	1,370,129
Standard Industries, Inc. 4.750% 1/15/28 (d)	2,797,000	2,866,925
		7,053,966
Chemicals — 2.0%
CF Industries, Inc. 4.950% 6/01/43	266,000	277,305
5.375% 3/15/44	1,040,000	1,133,600
Consolidated Energy Finance SA 6.875% 6/15/25 (d)	3,146,000	3,004,430
CVR Partners LP/CVR Nitrogen Finance Corp. 9.250% 6/15/23 (d)	2,500,000	2,611,450
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner USA 8.375% 12/01/22 (d)	3,800,000	3,975,750
		11,002,535
Coal — 3.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 7.500% 5/01/25 (d)	1,503,000	1,367,730
Peabody Energy Corp. 6.000% 3/31/22 (d)	8,054,000	7,852,650
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.500% 6/15/25 (d)	5,145,000	4,947,792
Warrior Met Coal, Inc. 8.000% 11/01/24 (d)	2,960,000	3,004,400
		17,172,572
Commercial Services — 2.2%
Korn Ferry 4.625% 12/15/27 (d)	670,000	673,350
Nielsen Finance LLC/Nielsen Finance Co. 5.000% 4/15/22 (d)	3,555,000	3,568,331
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.250% 5/15/23 (d)	2,214,000	2,321,932
Service Corp. International 5.125% 6/01/29	1,625,000	1,726,563
The Hertz Corp. 6.000% 1/15/28 (d)	2,946,000	2,946,000
TMS International Holding Corp. 7.250% 8/15/25 (d)	1,046,000	945,762
		12,181,938
Computers — 1.2%
Banff Merger Sub, Inc. 9.750% 9/01/26 (d)	2,072,000	2,097,900
Dell International LLC/EMC Corp. 7.125% 6/15/24 (d)	3,673,000	3,875,015
Western Digital Corp. 4.750% 2/15/26	447,000	465,998
		6,438,913
Distribution & Wholesale — 0.7%
Resideo Funding, Inc. 6.125% 11/01/26 (d) (e)	4,000,000	4,030,000
Diversified Financial Services — 3.3%
Alliance Data Systems Corp. 4.750% 12/15/24 (d)	2,415,000	2,408,962
Ally Financial, Inc. 3.875% 5/21/24	1,850,000	1,937,875
Global Aircraft Leasing Co. Ltd. 6.500% 9/15/24 (d)	6,000,000	6,260,700
LPL Holdings, Inc. 4.625% 11/15/27 (d)	1,796,000	1,831,920
5.750% 9/15/25 (d)	4,012,000	4,197,555
Springleaf Finance Corp. 5.375% 11/15/29	1,797,000	1,875,709
		18,512,721

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Electric — 3.3%
Calpine Corp. 4.500% 2/15/28 (d)	$2,626,000	$2,649,293
NextEra Energy Operating Partners LP 4.250% 7/15/24 (d)	1,750,000	1,822,187
NRG Energy, Inc. 5.250% 6/15/29 (d)	1,660,000	1,794,875
7.250% 5/15/26	3,737,000	4,082,672
Vistra Operations Co. LLC 3.550% 7/15/24 (d)	2,302,000	2,331,967
4.300% 7/15/29 (d)	2,779,000	2,835,103
5.000% 7/31/27 (d)	2,691,000	2,812,041
		18,328,138
Electrical Components & Equipment — 0.4%
Energizer Holdings, Inc. 7.750% 1/15/27 (d)	1,753,000	1,959,065
Entertainment — 0.5%
Boyne USA, Inc. 7.250% 5/01/25 (d)	632,000	687,300
Live Nation Entertainment, Inc. 4.750% 10/15/27 (d)	1,192,000	1,233,720
WMG Acquisition Corp. 5.000% 8/01/23 (d)	614,000	627,815
		2,548,835
Environmental Controls — 0.1%
Clean Harbors, Inc. 4.875% 7/15/27 (d)	638,000	671,495
Foods — 4.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC 5.875% 2/15/28 (d)	1,136,000	1,207,000
7.500% 3/15/26 (d)	1,430,000	1,605,175
JBS USA LUX SA/JBS USA Finance, Inc. 5.750% 6/15/25 (d)	1,329,000	1,375,515
5.875% 7/15/24 (d)	2,060,000	2,119,740
6.500% 4/15/29 (d)	4,969,000	5,521,950
6.750% 2/15/28 (d)	2,816,000	3,111,708
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 5.500% 1/15/30 (d)	3,745,000	4,022,504
Pilgrim’s Pride Corp. 5.750% 3/15/25 (d)	815,000	842,408
5.875% 9/30/27 (d)	1,756,000	1,898,675
Post Holdings, Inc. 5.500% 3/01/25 (d)	1,003,000	1,050,643
5.500% 12/15/29 (d)	2,185,000	2,329,866
Simmons Foods, Inc. 7.750% 1/15/24 (d)	1,051,000	1,132,453
Smithfield Foods, Inc. 5.200% 4/01/29 (d)	1,063,000	1,178,986
		27,396,623
Hand & Machine Tools — 1.0%
Apex Tool Group LLC/BC Mountain Finance, Inc. 9.000% 2/15/23 (d) (e)	5,236,000	4,699,310
Colfax Corp. 6.375% 2/15/26 (d)	723,000	788,070
		5,487,380
Health Care – Products — 2.9%
Avanos Medical, Inc. 6.250% 10/15/22	3,824,000	3,876,580
Avantor, Inc. 6.000% 10/01/24 (d)	260,000	277,220
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 6.625% 5/15/22 (d)	12,295,000	12,218,156
		16,371,956
Health Care – Services — 4.6%
Catalent Pharma Solutions, Inc. 5.000% 7/15/27 (d)	665,000	696,587
Centene Corp. 4.250% 12/15/27 (d)	1,641,000	1,688,179
4.625% 12/15/29 (d)	3,765,000	3,958,333
5.375% 6/01/26 (d)	226,000	239,842
Envision Healthcare Corp. 8.750% 10/15/26 (d)	5,174,000	3,207,880
HCA, Inc. 5.875% 2/15/26	3,067,000	3,487,578
RegionalCare Hospital Partners Holdings, Inc. 8.250% 5/01/23 (d)	4,006,000	4,236,345
Tenet Healthcare Corp. 4.625% 9/01/24 (d)	806,000	840,336
4.875% 1/01/26 (d)	2,600,000	2,723,240
5.125% 11/01/27 (d)	2,600,000	2,746,250
8.125% 4/01/22	968,000	1,070,850
WellCare Health Plans, Inc. 5.250% 4/01/25	902,000	938,080
		25,833,500
Home Builders — 1.3%
Brookfield Residential Properties, Inc. 6.375% 5/15/25 (d)	827,000	860,080
M/I Homes, Inc. 5.625% 8/01/25	1,629,000	1,706,377
6.750% 1/15/21	1,262,000	1,263,578
Mattamy Group Corp. 6.500% 10/01/25 (d)	3,081,000	3,288,967
		7,119,002
Household Products & Wares — 0.1%
Spectrum Brands, Inc. 5.000% 10/01/29 (d)	359,000	370,668

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Housewares — 0.3%
Newell Brands, Inc. 4.200% STEP 4/01/26	$1,351,000	$1,408,761
Insurance — 1.7%
Acrisure LLC/Acrisure Finance, Inc. 7.000% 11/15/25 (d)	3,199,000	3,087,035
8.125% 2/15/24 (d)	448,000	487,200
CNO Financial Group, Inc. 5.250% 5/30/29	5,094,000	5,686,177
		9,260,412
Internet — 1.2%
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 5.250% 12/01/27 (d)	612,000	644,130
Netflix, Inc. 4.875% 6/15/30 (d)	1,353,000	1,374,140
5.375% 11/15/29 (d)	2,115,000	2,252,433
5.875% 2/15/25	368,000	410,320
5.875% 11/15/28	1,961,000	2,173,886
		6,854,909
Investment Companies — 0.8%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.375% 12/15/25	4,385,000	4,598,769
Leisure Time — 1.4%
Brunswick Corp. 7.125% 8/01/27	2,494,000	2,929,472
7.375% 9/01/23	650,000	740,183
Carlson Travel, Inc. 6.750% 12/15/23 (d)	1,198,000	1,221,960
9.500% 12/15/24 (d)	3,108,000	3,092,460
		7,984,075
Lodging — 1.1%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.250% 5/15/27 (d)	1,195,000	1,269,688
5.500% 3/01/25 (d)	3,361,000	3,596,270
Wynn Macau Ltd. 5.125% 12/15/29 (d)	1,114,000	1,136,848
		6,002,806
Media — 13.4%
Altice Financing SA 6.625% 2/15/23 (d)	2,100,000	2,136,750
7.500% 5/15/26 (d)	3,289,000	3,535,675
Block Communications, Inc. 6.875% 2/15/25 (d)	1,933,000	2,005,487
CCO Holdings LLC/CCO Holdings Capital Corp. 4.750% 3/01/30 (d)	4,050,000	4,123,021
5.375% 6/01/29 (d)	2,500,000	2,675,000
5.750% 1/15/24	122,000	124,135
5.875% 4/01/24 (d)	2,490,000	2,574,037
5.875% 5/01/27 (d)	6,402,000	6,770,115
Clear Channel Worldwide Holdings, Inc. 5.125% 8/15/27 (d)	1,740,000	1,811,862
9.250% 2/15/24 (d)	865,000	957,988
CSC Holdings LLC 5.750% 1/15/30 (d)	3,360,000	3,586,800
7.500% 4/01/28 (d)	2,001,000	2,261,130
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)	2,574,000	2,603,735
DISH DBS Corp. 5.000% 3/15/23	902,000	925,317
7.750% 7/01/26	3,033,000	3,213,130
DISH Network Corp. 3.375% 8/15/26	893,000	858,977
GCI LLC 6.625% 6/15/24 (d)	1,207,000	1,306,578
6.875% 4/15/25	2,321,000	2,425,445
LCPR Senior Secured Financing DAC 6.750% 10/15/27 (d)	1,343,000	1,423,580
Midcontinent Communications / Midcontinent Finance Corp. 5.375% 8/15/27 (d)	930,000	983,475
Neptune Finco Corp. 6.625% 10/15/25 (d)	269,000	286,149
Nexstar Broadcasting, Inc. 5.625% 7/15/27 (d)	2,934,000	3,091,849
Scripps Escrow, Inc. 5.875% 7/15/27 (d)	728,000	762,580
Sirius XM Radio, Inc. 4.625% 7/15/24 (d)	3,046,000	3,198,300
5.375% 4/15/25 (d)	1,799,000	1,858,871
5.375% 7/15/26 (d)	2,668,000	2,833,916
5.500% 7/01/29 (d)	4,802,000	5,192,114
Videotron Ltd. 5.125% 4/15/27 (d)	280,000	299,600
Virgin Media Secured Finance PLC 5.500% 8/15/26 (d)	647,000	679,350
5.500% 5/15/29 (d)	7,354,000	7,786,047
Ziggo BV 4.875% 1/15/30 (d)	656,000	677,195
5.500% 1/15/27 (d)	1,611,000	1,711,688
		74,679,896
Mining — 4.9%
Compass Minerals International, Inc. 4.875% 7/15/24 (d)	1,040,000	1,036,100
6.750% 12/01/27 (d)	1,855,000	1,970,938
First Quantum Minerals Ltd. 6.500% 3/01/24 (d)	2,110,000	2,115,275

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
6.875% 3/01/26 (d)	$1,191,000	$1,205,888
7.500% 4/01/25 (d)	2,796,000	2,858,910
Hecla Mining Co. 6.875% 5/01/21	6,442,000	6,421,064
Kinross Gold Corp. 4.500% 7/15/27	2,042,000	2,138,995
5.950% 3/15/24	1,733,000	1,923,630
6.875% 9/01/41	1,177,000	1,366,791
New Gold, Inc. 6.250% 11/15/22 (d)	1,755,000	1,746,774
6.375% 5/15/25 (d)	1,608,000	1,487,094
Northwest Acquisitions ULC/Dominion Finco, Inc. 7.125% 11/01/22 (d)	3,748,000	2,811,000
		27,082,459
Miscellaneous – Manufacturing — 1.0%
Amsted Industries, Inc. 5.625% 7/01/27 (d)	2,783,000	2,949,980
Gates Global LLC / Gates Global Co. 6.250% 1/15/26 (d)	2,800,000	2,848,188
		5,798,168
Office Equipment/Supplies — 0.5%
Xerox Corp. 4.125% STEP 3/15/23	2,898,000	3,003,053
Oil & Gas — 5.2%
Calumet Specialty Products Partners LP/Calumet Finance Corp. 7.625% 1/15/22 (e)	3,441,000	3,441,000
7.750% 4/15/23	660,000	658,350
11.000% 4/15/25 (d) (e)	930,000	1,011,375
Hilcorp Energy I LP / Hilcorp Finance Co. 6.250% 11/01/28 (d)	682,000	647,900
Jonah Energy LLC/Jonah Energy Finance Corp. 7.250% 10/15/25 (d)	2,599,000	766,705
Laredo Petroleum, Inc. 5.625% 1/15/22	3,050,000	2,958,500
Neptune Energy Bondco PLC 6.625% 5/15/25 (d)	2,750,000	2,748,295
Oasis Petroleum, Inc. 2.625% 9/15/23	431,000	334,564
6.875% 1/15/23 (e)	1,447,000	1,414,443
Parkland Fuel Corp. 5.875% 7/15/27 (d)	1,149,000	1,235,589
PBF Holding Co. LLC/PBF Finance Corp. 7.000% 11/15/23	2,247,000	2,331,262
7.250% 6/15/25	2,184,000	2,331,420
SM Energy Co. 6.625% 1/15/27 (e)	471,000	462,925
6.750% 9/15/26	2,832,000	2,775,360
Tullow Oil PLC 6.250% 4/15/22 (d) (e)	5,203,000	4,695,707
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp. 8.750% 4/15/23 (d)	358,000	175,420
Whiting Petroleum Corp. 6.625% 1/15/26	1,365,000	930,220
		28,919,035
Oil & Gas Services — 0.4%
Welltec A/S 9.500% 12/01/22 (d)	2,492,000	2,467,080
Packaging & Containers — 1.1%
Mauser Packaging Solutions Holding Co. 7.250% 4/15/25 (d)	3,211,000	3,170,862
Trident TPI Holdings, Inc. 9.250% 8/01/24 (d)	1,614,000	1,630,140
Trivium Packaging Finance BV 5.500% 8/15/26 (d)	1,366,000	1,439,423
		6,240,425
Pharmaceuticals — 2.1%
Bausch Health Americas, Inc. 9.250% 4/01/26 (d)	4,611,000	5,296,195
Bausch Health Cos., Inc. 5.000% 1/30/28 (d)	812,000	833,429
5.250% 1/30/30 (d)	820,000	850,340
5.500% 3/01/23 (d)	535,000	537,675
5.875% 5/15/23 (d)	241,000	243,109
6.125% 4/15/25 (d)	250,000	258,307
9.000% 12/15/25 (d)	870,000	989,364
Par Pharmaceutical, Inc. 7.500% 4/01/27 (d)	2,647,000	2,633,765
		11,642,184
Pipelines — 1.2%
Cheniere Energy Partners LP 4.500% 10/01/29 (d)	1,184,000	1,216,678
5.625% 10/01/26	2,397,000	2,534,827
Genesis Energy LP/Genesis Energy Finance Corp. 6.000% 5/15/23	635,000	628,650
6.250% 5/15/26	290,000	276,950
6.500% 10/01/25	2,243,000	2,170,103
		6,827,208
Real Estate — 0.1%
Realogy Group LLC/Realogy Co-Issuer Corp. 9.375% 4/01/27 (d) (e)	742,000	774,247
Real Estate Investment Trusts (REITS) — 1.5%
ESH Hospitality, Inc. 4.625% 10/01/27 (d)	1,689,000	1,710,113

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Iron Mountain, Inc. 6.000% 8/15/23	$1,000,000	$1,021,250
MPT Operating Partnership LP/MPT Finance Corp. 5.000% 10/15/27	1,778,000	1,884,680
6.375% 3/01/24	430,000	447,187
RHP Hotel Properties LP/RHP Finance Corp. 5.000% 4/15/23	1,315,000	1,341,300
Ryman Hospitality Properties, Inc. 4.750% 10/15/27 (d)	1,850,000	1,910,125
		8,314,655
Retail — 1.4%
Golden Nugget, Inc. 8.750% 10/01/25 (d)	2,257,000	2,413,579
KGA Escrow LLC 7.500% 8/15/23 (d)	1,402,000	1,482,615
Penske Automotive Group, Inc. 5.500% 5/15/26	3,689,000	3,864,228
		7,760,422
Software — 4.4%
RP Crown Parent LLC 7.375% 10/15/24 (d)	1,073,000	1,114,579
SS&C Technologies, Inc. 5.500% 9/30/27 (d)	3,873,000	4,134,427
TIBCO Software, Inc. 11.375% 12/01/21 (d)	10,653,000	11,039,704
Veritas US, Inc./Veritas Bermuda Ltd. 10.500% 2/01/24 (d) (e)	9,117,000	8,433,225
		24,721,935
Storage/Warehousing — 0.6%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (d)	3,188,000	3,223,865
Telecommunications — 5.6%
CenturyLink, Inc. 5.125% 12/15/26 (d)	2,211,000	2,249,980
6.750% 12/01/23	2,447,000	2,731,464
CommScope Technologies Finance LLC 6.000% 6/15/25 (d)	582,000	582,658
CommScope, Inc. 6.000% 3/01/26 (d)	617,000	656,334
8.250% 3/01/27 (d)	1,466,000	1,542,965
Intelsat Jackson Holdings SA 8.500% 10/15/24 (d)	588,000	535,568
9.750% 7/15/25 (d)	2,276,000	2,105,300
Sprint Capital Corp. 8.750% 3/15/32	1,623,000	1,969,916
Sprint Corp. 7.250% 9/15/21	885,000	935,887
7.625% 3/01/26	3,526,000	3,888,473
7.875% 9/15/23	3,858,000	4,256,647
T-Mobile USA, Inc. 4.500% 2/01/26	488,000	500,200
4.750% 2/01/28	1,328,000	1,391,492
5.375% 4/15/27	1,038,000	1,105,470
6.000% 4/15/24	877,000	905,502
6.500% 1/15/26	1,216,000	1,303,807
Telecom Italia SpA 5.303% 5/30/24 (d)	2,027,000	2,179,025
ViaSat, Inc. 5.625% 9/15/25 (d)	1,272,000	1,310,160
5.625% 4/15/27 (d)	796,000	851,720
		31,002,568
Toys, Games & Hobbies — 0.5%
Mattel, Inc. 6.750% 12/31/25 (d)	2,428,000	2,609,614
Transportation — 2.0%
The Kenan Advantage Group, Inc. 7.875% 7/31/23 (d) (e)	6,737,000	6,588,247
XPO Logistics, Inc. 6.750% 8/15/24 (d)	4,277,000	4,646,319
		11,234,566

TOTAL CORPORATE DEBT (Cost $497,400,273)		507,998,320

TOTAL BONDS & NOTES (Cost $533,907,491)		544,065,398

	Number of Shares
WARRANTS — 0.0%
Basic Materials — 0.0%
Forest Products & Paper — 0.0%
Appvion Holding Corp. Tranche A, Expires 6/13/23, Strike price 31.25 (a) (b) (c)	5,301	1,325
Appvion Holding Corp. Tranche B, Expires 6/13/23, Strike price 31.25 (a) (b) (c)	5,301	663
		1,988

TOTAL WARRANTS (Cost $0)		1,988

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 5.0%
Diversified Financial Services — 5.0%
State Street Navigator Securities Lending Prime Portfolio (f)	28,047,570	$28,047,570

TOTAL MUTUAL FUNDS (Cost $28,047,570)		28,047,570

TOTAL LONG-TERM INVESTMENTS (Cost $572,853,221)		573,745,688

	Principal Amount
SHORT-TERM INVESTMENTS — 0.7%
Commercial Paper — 0.7%
Marriott International, Inc. 1.979% 1/10/20 (d)	$4,000,000	3,997,932

TOTAL SHORT-TERM INVESTMENTS (Cost $3,998,050)		3,997,932

TOTAL INVESTMENTS — 103.8% (Cost $576,851,271) (g)		577,743,620

Other Assets/(Liabilities) — (3.8)%		(21,040,103)

NET ASSETS — 100.0%		$556,703,517

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Investment was valued using significant unobservable inputs.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2019, these securities amounted to a value of $11,887 or 0.00% of net assets.
(c)	Non-income producing security.
(d)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2019, the aggregate market value of these securities amounted to $388,901,153 or 69.86% of net assets.
(e)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2019, was $27,485,611 or 4.94% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. (Note 2).
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 56.6%

COMMON STOCK — 56.5%
Basic Materials — 1.1%
Chemicals — 0.8%
Air Products & Chemicals, Inc.	370	$86,946
Celanese Corp.	720	88,646
CF Industries Holdings, Inc.	1,525	72,804
Dow, Inc.	3,020	165,285
DuPont de Nemours, Inc.	2,320	148,944
Eastman Chemical Co.	894	70,859
Ecolab, Inc.	4	772
International Flavors & Fragrances, Inc. (a)	3	387
Linde PLC	54	11,497
LyondellBasell Industries NV Class A	2,280	215,414
PPG Industries, Inc.	388	51,794
The Sherwin-Williams Co.	247	144,134
		1,057,482
Forest Products & Paper — 0.1%
International Paper Co.	2,707	124,657
Iron & Steel — 0.1%
Nucor Corp.	1,761	99,109
Mining — 0.1%
Freeport-McMoRan, Inc.	48	630
Newmont Goldcorp Corp.	2,484	107,930
		108,560
		1,389,808
Communications — 8.5%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	3,133	72,372
Omnicom Group, Inc.	1,198	97,062
		169,434
Internet — 5.0%
Alphabet, Inc. Class A (b)	714	956,324
Alphabet, Inc. Class C (b)	796	1,064,268
Amazon.com, Inc. (b)	1,106	2,043,711
Booking Holdings, Inc. (b)	234	480,573
CDW Corp.	910	129,984
eBay, Inc.	6,265	226,229
Expedia Group, Inc.	103	11,138
F5 Networks, Inc. (b)	200	27,930
Facebook, Inc. Class A (b)	7,070	1,451,118
Netflix, Inc. (b)	22	7,119
NortonLifeLock, Inc.	79	2,016
TripAdvisor, Inc.	43	1,306
VeriSign, Inc. (b)	229	44,124
		6,445,840
Media — 1.1%
Charter Communications, Inc. Class A (b)	306	148,435
Comcast Corp. Class A	14,162	636,865
Discovery, Inc. Class A (a) (b)	2,500	81,850
Discovery, Inc. Class C (b)	3,095	94,367
DISH Network Corp. Class A (b)	1,000	35,470
Fox Corp. Class A	2,173	80,553
Fox Corp. Class B	433	15,761
News Corp. Class A	30	424
ViacomCBS, Inc. Class B	2,852	119,698
The Walt Disney Co.	1,677	242,545
		1,455,968
Telecommunications — 2.3%
AT&T, Inc.	14,635	571,936
CenturyLink, Inc.	4,254	56,195
Cisco Systems, Inc.	23,324	1,118,619
Corning, Inc.	1,174	34,175
Juniper Networks, Inc.	1,048	25,812
Motorola Solutions, Inc.	324	52,210
Verizon Communications, Inc.	17,132	1,051,905
		2,910,852
		10,982,094
Consumer, Cyclical — 5.2%
Airlines — 0.5%
Alaska Air Group, Inc.	100	6,775
American Airlines Group, Inc.	400	11,472
Delta Air Lines, Inc.	3,300	192,984
Southwest Airlines Co.	4,066	219,483
United Airlines Holdings, Inc. (b)	1,700	149,753
		580,467
Apparel — 0.4%
Capri Holdings Ltd. (b)	400	15,260
Hanesbrands, Inc.	5,100	75,735
NIKE, Inc. Class B	2,684	271,916
PVH Corp.	240	25,236
Ralph Lauren Corp.	400	46,888
Tapestry, Inc.	84	2,266
Under Armour, Inc. Class C (b)	300	5,754
VF Corp.	400	39,864
		482,919
Auto Manufacturers — 0.5%
Cummins, Inc.	773	138,336
Ford Motor Co.	10,362	96,367
General Motors Co.	8,000	292,800
PACCAR, Inc.	1,834	145,069
		672,572
Auto Parts & Equipment — 0.0%
BorgWarner, Inc.	700	30,366

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Distribution & Wholesale — 0.1%
Copart, Inc. (b)	600	$54,564
Fastenal Co.	140	5,173
W.W. Grainger, Inc.	164	55,517
		115,254
Home Builders — 0.1%
D.R. Horton, Inc.	759	40,037
PulteGroup, Inc.	1,274	49,431
		89,468
Home Furnishing — 0.1%
Leggett & Platt, Inc.	95	4,829
Whirlpool Corp.	444	65,503
		70,332
Housewares — 0.0%
Newell Brands, Inc.	683	13,127
Leisure Time — 0.0%
Harley-Davidson, Inc.	508	18,893
Norwegian Cruise Line Holdings Ltd. (b)	200	11,682
Royal Caribbean Cruises Ltd.	100	13,351
		43,926
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	1,800	199,638
Las Vegas Sands Corp.	1,300	89,752
Marriott International, Inc. Class A	911	137,953
Wynn Resorts Ltd.	9	1,250
		428,593
Retail — 3.2%
Advance Auto Parts, Inc.	140	22,422
AutoZone, Inc. (b)	76	90,540
Best Buy Co., Inc.	1,908	167,522
Costco Wholesale Corp.	88	25,865
Darden Restaurants, Inc.	373	40,661
Dollar General Corp.	570	88,909
Dollar Tree, Inc. (b)	71	6,678
The Gap, Inc.	1,705	30,144
Genuine Parts Co.	446	47,379
The Home Depot, Inc.	3,530	770,881
Kohl’s Corp.	1,261	64,248
L Brands, Inc.	600	10,872
Lowe’s Cos., Inc.	5,879	704,069
Macy’s, Inc.	1,440	24,480
McDonald’s Corp.	495	97,817
Nordstrom, Inc. (a)	1,511	61,845
O’Reilly Automotive, Inc. (b)	554	242,796
Ross Stores, Inc.	1,512	176,027
Starbucks Corp.	5,990	526,641
Target Corp.	2,067	265,010
Tiffany & Co.	111	14,835
The TJX Cos., Inc.	3,680	224,701
Walgreens Boots Alliance, Inc.	1,606	94,690
Walmart, Inc.	2,773	329,543
Yum! Brands, Inc.	506	50,969
		4,179,544
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	387	40,871
		6,747,439
Consumer, Non-cyclical — 11.6%
Agriculture — 0.7%
Altria Group, Inc.	11,141	556,047
Archer-Daniels-Midland Co.	26	1,205
Philip Morris International, Inc.	4,746	403,837
		961,089
Beverages — 0.9%
Brown-Forman Corp. Class B	2	135
The Coca-Cola Co.	10,924	604,643
Constellation Brands, Inc. Class A	82	15,560
Molson Coors Brewing Co. Class B	236	12,720
Monster Beverage Corp. (b)	750	47,663
PepsiCo, Inc.	3,352	458,118
		1,138,839
Biotechnology — 1.6%
Alexion Pharmaceuticals, Inc. (b)	1,270	137,350
Amgen, Inc.	3,875	934,146
Biogen, Inc. (b)	1,424	422,544
Corteva, Inc.	20	591
Gilead Sciences, Inc.	7,052	458,239
Incyte Corp. (b)	400	34,928
Regeneron Pharmaceuticals, Inc. (b)	290	108,889
Vertex Pharmaceuticals, Inc. (b)	190	41,601
		2,138,288
Commercial Services — 0.8%
Automatic Data Processing, Inc.	661	112,701
Cintas Corp.	349	93,909
Equifax, Inc.	6	841
Gartner, Inc. (b)	20	3,082
H&R Block, Inc. (a)	3,942	92,558
Moody’s Corp.	695	165,000
Nielsen Holdings PLC	3,200	64,960
PayPal Holdings, Inc. (b)	5	541
Quanta Services, Inc.	324	13,190
Robert Half International, Inc.	1,535	96,935
S&P Global, Inc.	879	240,011
United Rentals, Inc. (b)	850	141,754
Verisk Analytics, Inc.	380	56,749
		1,082,231
Cosmetics & Personal Care — 0.9%
Colgate-Palmolive Co.	2,906	200,049
The Estee Lauder Cos., Inc. Class A	426	87,986
The Procter & Gamble Co.	6,673	833,458
		1,121,493

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Foods — 0.6%
Campbell Soup Co.	1,265	$62,516
Conagra Brands, Inc.	1,184	40,540
General Mills, Inc.	2,594	138,935
The Hershey Co.	649	95,390
Hormel Foods Corp. (a)	488	22,014
The J.M. Smucker Co.	274	28,532
Kellogg Co.	135	9,336
The Kraft Heinz Co.	173	5,558
The Kroger Co.	3,368	97,638
McCormick & Co., Inc.	13	2,206
Mondelez International, Inc. Class A	221	12,173
Sysco Corp.	2,066	176,726
Tyson Foods, Inc. Class A	720	65,549
		757,113
Health Care – Products — 0.5%
Abbott Laboratories	89	7,730
Align Technology, Inc. (b)	190	53,018
Baxter International, Inc.	1,122	93,822
Boston Scientific Corp. (b)	21	950
The Cooper Cos., Inc.	190	61,045
Danaher Corp.	12	1,842
Dentsply Sirona, Inc.	61	3,452
Edwards Lifesciences Corp. (b)	240	55,989
Henry Schein, Inc. (b)	100	6,672
IDEXX Laboratories, Inc. (b)	250	65,282
Intuitive Surgical, Inc. (b)	2	1,182
Medtronic PLC	236	26,774
ResMed, Inc.	300	46,491
Stryker Corp.	389	81,667
Thermo Fisher Scientific, Inc.	348	113,055
Varian Medical Systems, Inc. (b)	4	568
Zimmer Biomet Holdings, Inc.	4	599
		620,138
Health Care – Services — 1.0%
Anthem, Inc.	818	247,060
Centene Corp. (b)	380	23,891
DaVita, Inc. (b)	1,146	85,984
HCA Healthcare, Inc.	1,360	201,022
Humana, Inc.	315	115,454
Laboratory Corp. of America Holdings (b)	1	169
Quest Diagnostics, Inc.	95	10,145
UnitedHealth Group, Inc.	2,101	617,652
Universal Health Services, Inc. Class B	10	1,435
		1,302,812
Household Products & Wares — 0.4%
Avery Dennison Corp.	382	49,973
Church & Dwight Co., Inc.	400	28,136
The Clorox Co.	587	90,128
Kimberly-Clark Corp.	2,550	350,753
		518,990
Pharmaceuticals — 4.2%
AbbVie, Inc.	8,804	779,506
Allergan PLC	179	34,219
AmerisourceBergen Corp.	1,630	138,583
Becton Dickinson and Co.	8	2,176
Bristol-Myers Squibb Co.	9,710	623,285
Cardinal Health, Inc.	955	48,304
Cigna Corp.	414	84,659
CVS Health Corp.	1,446	107,423
Eli Lilly & Co.	6,517	856,529
Johnson & Johnson	7,509	1,095,338
McKesson Corp.	1,741	240,815
Merck & Co., Inc.	7,429	675,668
Mylan NV (b)	2,659	53,446
Pfizer, Inc.	17,222	674,758
Zoetis, Inc.	610	80,733
		5,495,442
		15,136,435
Energy — 2.0%
Oil & Gas — 1.9%
Apache Corp.	98	2,508
Cabot Oil & Gas Corp.	4,492	78,206
Chevron Corp.	3,500	421,785
Cimarex Energy Co.	1,500	78,735
ConocoPhillips	1,910	124,207
Devon Energy Corp.	917	23,815
Diamondback Energy, Inc.	340	31,572
EOG Resources, Inc.	702	58,800
Exxon Mobil Corp.	5,449	380,231
Helmerich & Payne, Inc.	40	1,817
Hess Corp.	447	29,864
HollyFrontier Corp.	1,900	96,349
Marathon Oil Corp.	1,085	14,734
Marathon Petroleum Corp.	5,675	341,919
Noble Energy, Inc.	66	1,639
Occidental Petroleum Corp.	158	6,511
Phillips 66	3,845	428,371
Pioneer Natural Resources Co.	3	454
Valero Energy Corp.	3,430	321,220
		2,442,737
Oil & Gas Services — 0.1%
Baker Hughes Co.	74	1,897
Halliburton Co.	2,271	55,571
National Oilwell Varco, Inc.	1,009	25,276
Schlumberger Ltd.	687	27,617
TechnipFMC PLC	72	1,544
		111,905

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pipelines — 0.0%
Kinder Morgan, Inc.	60	$1,270
The Williams Cos., Inc.	33	783
		2,053
		2,556,695
Financial — 10.2%
Banks — 4.1%
Bank of America Corp.	20,442	719,967
The Bank of New York Mellon Corp.	5,295	266,497
Citigroup, Inc.	9,784	781,644
Citizens Financial Group, Inc.	900	36,549
Comerica, Inc.	924	66,297
Fifth Third Bancorp	1,621	49,830
The Goldman Sachs Group, Inc.	728	167,389
Huntington Bancshares, Inc.	1,110	16,739
JP Morgan Chase & Co.	9,575	1,334,755
KeyCorp	2,272	45,985
M&T Bank Corp.	361	61,280
Morgan Stanley	8,496	434,315
Northern Trust Corp.	511	54,289
The PNC Financial Services Group, Inc.	1,155	184,373
Regions Financial Corp.	3,743	64,230
State Street Corp.	185	14,633
SVB Financial Group (b)	290	72,802
Truist Financial Corp.	2,066	116,357
US Bancorp	3,229	191,447
Wells Fargo & Co.	11,764	632,903
Zions Bancorp NA	349	18,120
		5,330,401
Diversified Financial Services — 2.9%
Alliance Data Systems Corp.	530	59,466
American Express Co.	1,408	175,282
Ameriprise Financial, Inc.	1,115	185,737
BlackRock, Inc.	200	100,540
Capital One Financial Corp.	1,275	131,210
The Charles Schwab Corp.	3,022	143,726
CME Group, Inc.	5	1,004
Discover Financial Services	2,395	203,144
E*TRADE Financial Corp.	893	40,515
Franklin Resources, Inc.	848	22,031
Intercontinental Exchange, Inc.	310	28,691
Invesco Ltd.	5,923	106,496
Jefferies Financial Group, Inc.	36	769
Mastercard, Inc. Class A	4,240	1,266,022
Nasdaq, Inc.	22	2,356
Raymond James Financial, Inc.	1,200	107,352
Synchrony Financial	5,900	212,459
T. Rowe Price Group, Inc.	686	83,582
Visa, Inc. Class A	4,410	828,639
The Western Union Co. (a)	3,107	83,205
		3,782,226
Insurance — 1.7%
Aflac, Inc.	1,990	105,271
The Allstate Corp.	586	65,896
American International Group, Inc.	1,811	92,959
Aon PLC	456	94,980
Assurant, Inc.	30	3,933
Berkshire Hathaway, Inc. Class B (b)	3,253	736,805
Chubb Ltd.	614	95,575
Cincinnati Financial Corp.	334	35,120
Everest Re Group Ltd.	10	2,768
Globe Life, Inc.	480	50,520
The Hartford Financial Services Group, Inc.	790	48,008
Lincoln National Corp.	1,058	62,433
Loews Corp.	134	7,034
Marsh & McLennan Cos., Inc.	230	25,624
MetLife, Inc.	4,729	241,037
Principal Financial Group, Inc.	1,235	67,925
The Progressive Corp.	1,834	132,763
Prudential Financial, Inc.	1,795	168,263
The Travelers Cos., Inc.	797	109,149
Unum Group	2,335	68,089
		2,214,152
Real Estate — 0.1%
CBRE Group, Inc. Class A (b)	1,098	67,297
Real Estate Investment Trusts (REITS) — 1.4%
Alexandria Real Estate Equities, Inc.	360	58,169
American Tower Corp.	1,958	449,988
Apartment Investment & Management Co. Class A	63	3,254
AvalonBay Communities, Inc.	54	11,324
Boston Properties, Inc.	527	72,652
Crown Castle International Corp.	210	29,851
Digital Realty Trust, Inc. (a)	50	5,987
Duke Realty Corp.	1,400	48,538
Equinix, Inc.	40	23,348
Equity Residential	201	16,265
Essex Property Trust, Inc.	30	9,026
Extra Space Storage, Inc.	800	84,496
Federal Realty Investment Trust	10	1,287
Healthpeak Properties, Inc.	676	23,302
Host Hotels & Resorts, Inc.	6,030	111,856
Iron Mountain, Inc. (a)	73	2,326
Kimco Realty Corp.	2,310	47,840
The Macerich Co. (a)	900	24,228
Mid-America Apartment Communities, Inc.	300	39,558
Prologis, Inc.	1,716	152,964
Public Storage	427	90,934
Realty Income Corp.	1,000	73,630
Regency Centers Corp.	500	31,545
Simon Property Group, Inc.	2,294	341,714

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SL Green Realty Corp.	410	$37,671
Ventas, Inc.	1,136	65,593
Vornado Realty Trust	265	17,622
Welltower, Inc.	274	22,408
Weyerhaeuser Co.	93	2,809
		1,900,185
Savings & Loans — 0.0%
People’s United Financial, Inc.	1,159	19,587
		13,313,848
Industrial — 4.1%
Aerospace & Defense — 1.0%
Arconic, Inc.	815	25,077
The Boeing Co.	16	5,212
General Dynamics Corp.	88	15,519
L3 Harris Technologies, Inc.	176	34,825
Lockheed Martin Corp.	1,991	775,256
Northrop Grumman Corp.	393	135,180
Raytheon Co.	786	172,716
United Technologies Corp.	374	56,010
		1,219,795
Building Materials — 0.1%
Johnson Controls International PLC	426	17,342
Masco Corp.	2,794	134,084
Vulcan Materials Co.	8	1,152
		152,578
Electrical Components & Equipment — 0.1%
AMETEK, Inc.	400	39,896
Emerson Electric Co.	1,843	140,547
		180,443
Electronics — 0.7%
Agilent Technologies, Inc.	73	6,228
Allegion PLC	300	37,362
Amphenol Corp. Class A	732	79,224
FLIR Systems, Inc.	435	22,651
Fortive Corp.	836	63,862
Garmin Ltd.	400	39,024
Honeywell International, Inc.	2,015	356,655
Keysight Technologies, Inc. (b)	600	61,578
Mettler-Toledo International, Inc. (b)	100	79,328
PerkinElmer, Inc.	24	2,330
TE Connectivity Ltd.	1,100	105,424
Waters Corp. (b)	300	70,095
		923,761
Engineering & Construction — 0.0%
Jacobs Engineering Group, Inc.	124	11,139
Environmental Controls — 0.1%
Pentair PLC	400	18,348
Republic Services, Inc.	87	7,798
Waste Management, Inc.	1,305	148,718
		174,864
Hand & Machine Tools — 0.0%
Snap-on, Inc.	165	27,951
Stanley Black & Decker, Inc.	2	331
		28,282
Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	2,380	351,478
Machinery – Diversified — 0.2%
Deere & Co.	1	173
Dover Corp.	203	23,398
Flowserve Corp.	291	14,483
Rockwell Automation, Inc.	1,016	205,913
Roper Technologies, Inc.	184	65,178
Xylem, Inc.	1	79
		309,224
Miscellaneous – Manufacturing — 0.8%
3M Co.	2,105	371,364
Eaton Corp. PLC	1,082	102,487
General Electric Co.	386	4,308
Illinois Tool Works, Inc.	2,370	425,723
Ingersoll-Rand PLC	60	7,975
Parker-Hannifin Corp.	320	65,863
Textron, Inc.	485	21,631
		999,351
Packaging & Containers — 0.1%
Ball Corp.	40	2,587
Packaging Corp. of America	410	45,916
Sealed Air Corp.	47	1,872
WestRock Co.	1,105	47,415
		97,790
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	170	42,650
Transportation — 0.7%
C.H. Robinson Worldwide, Inc.	254	19,863
CSX Corp.	2,673	193,418
Expeditors International of Washington, Inc.	84	6,554
FedEx Corp.	6	907
Norfolk Southern Corp.	3	582
Union Pacific Corp.	1,810	327,230
United Parcel Service, Inc. Class B	2,695	315,477
		864,031
		5,355,386
Technology — 12.1%
Computers — 4.5%
Accenture PLC Class A	2,350	494,840
Apple, Inc.	12,526	3,678,260
Cognizant Technology Solutions Corp. Class A	2,118	131,358
DXC Technology Co.	1,145	43,041
Fortinet, Inc. (b)	1,000	106,760

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hewlett Packard Enterprise Co.	7,163	$113,605
HP, Inc.	6,163	126,650
International Business Machines Corp.	6,330	848,473
Leidos Holdings, Inc.	700	68,523
NetApp, Inc.	1,309	81,485
Seagate Technology PLC	1,400	83,300
Western Digital Corp.	1,120	71,086
		5,847,381
Office & Business Equipment — 0.0%
Xerox Holdings Corp.	943	34,768
Semiconductors — 3.2%
Analog Devices, Inc.	217	25,788
Applied Materials, Inc.	5,267	321,498
Broadcom, Inc.	1,104	348,886
Intel Corp.	19,811	1,185,689
KLA Corp.	818	145,743
Lam Research Corp.	863	252,341
Maxim Integrated Products, Inc.	900	55,359
Microchip Technology, Inc.	24	2,513
Micron Technology, Inc. (b)	4,433	238,407
NVIDIA Corp.	335	78,826
QUALCOMM, Inc.	8,888	784,188
Skyworks Solutions, Inc.	890	107,583
Texas Instruments, Inc.	4,455	571,532
Xilinx, Inc.	561	54,849
		4,173,202
Software — 4.4%
Activision Blizzard, Inc.	100	5,942
Adobe, Inc. (b)	545	179,746
Akamai Technologies, Inc. (b)	310	26,778
Autodesk, Inc. (b)	7	1,284
Broadridge Financial Solutions, Inc.	100	12,354
Cadence Design Systems, Inc. (b)	1,400	97,104
Cerner Corp.	700	51,373
Citrix Systems, Inc.	695	77,076
Electronic Arts, Inc. (b)	2,116	227,491
Fidelity National Information Services, Inc.	80	11,127
Fiserv, Inc. (b)	78	9,019
Intuit, Inc.	859	224,998
Microsoft Corp.	23,821	3,756,572
MSCI, Inc.	230	59,381
Oracle Corp.	15,288	809,958
Paychex, Inc.	813	69,154
Synopsys, Inc. (b)	360	50,112
		5,669,469
		15,724,820
Utilities — 1.7%
Electric — 1.7%
AES Corp.	7,277	144,812
Alliant Energy Corp.	700	38,304
Ameren Corp.	172	13,210
American Electric Power Co., Inc.	1,096	103,583
CenterPoint Energy, Inc.	635	17,316
CMS Energy Corp.	1,110	69,752
Consolidated Edison, Inc.	909	82,237
Dominion Energy, Inc.	910	75,366
DTE Energy Co.	452	58,701
Duke Energy Corp.	986	89,933
Edison International	134	10,105
Entergy Corp.	101	12,100
Evergy, Inc.	700	45,563
Eversource Energy	122	10,379
Exelon Corp.	2,923	133,260
FirstEnergy Corp.	2,866	139,288
NextEra Energy, Inc.	196	47,463
NRG Energy, Inc.	4,220	167,745
Pinnacle West Capital Corp.	250	22,483
PPL Corp.	6,284	225,470
Public Service Enterprise Group, Inc.	1,209	71,391
Sempra Energy	652	98,765
The Southern Co.	6,234	397,106
WEC Energy Group, Inc.	364	33,572
Xcel Energy, Inc.	1,145	72,696
		2,180,600
Gas — 0.0%
NiSource, Inc.	172	4,788
Water — 0.0%
American Water Works Co., Inc.	50	6,143
		2,191,531

TOTAL COMMON STOCK (Cost $63,077,642)		73,398,056

PREFERRED STOCK — 0.1%
Financial — 0.1%
Insurance — 0.1%
The Allstate Corp., 3 mo. USD LIBOR + 3.165% 5.100% VRN 1/15/53 (a)	5,000	133,250

TOTAL PREFERRED STOCK (Cost $125,000)		133,250

TOTAL EQUITIES (Cost $63,202,642)		73,531,306

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BONDS & NOTES — 33.8%

CORPORATE DEBT — 12.1%
Aerospace & Defense — 0.0%
L3Harris Technologies, Inc. 2.900% 12/15/29	$30,000	$30,476
United Technologies Corp. 6.125% 7/15/38	15,000	20,832
		51,308
Agriculture — 0.2%
BAT Capital Corp. 4.758% 9/06/49	25,000	25,849
Bunge Ltd. Finance Corp. 3.250% 8/15/26	51,000	50,816
4.350% 3/15/24	85,000	89,297
Reynolds American, Inc. 4.450% 6/12/25	45,000	48,460
5.850% 8/15/45	35,000	40,169
		254,591
Airlines — 0.2%
American Airlines Group, Inc. 5.000% 6/01/22 (c)	94,000	98,348
American Airlines Pass-Through Trust, Series 2014-1, Class B, 4.375% 4/01/24	8,365	8,609
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A, 4.100% 10/01/29	65,038	67,781
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.600% 9/01/27	13,782	14,253
WestJet Airlines Ltd. 3.500% 6/16/21 (c)	22,000	22,346
		211,337
Auto Manufacturers — 0.4%
Ford Motor Co. 4.346% 12/08/26	50,000	51,666
5.291% 12/08/46	15,000	14,293
Ford Motor Credit Co. LLC 3.810% 1/09/24	200,000	203,055
General Motors Co. 4.200% 10/01/27	30,000	31,377
5.150% 4/01/38	20,000	20,460
General Motors Financial Co., Inc. 3.500% 11/07/24	100,000	103,042
4.150% 6/19/23	78,000	81,938
4.200% 11/06/21	52,000	53,913
		559,744
Banks — 1.3%
Bank of America Corp. 4.183% 11/25/27	45,000	48,800
3 mo. USD LIBOR + 1.814% 4.244% VRN 4/24/38	25,000	28,823
4.750% 4/21/45	70,000	86,753
7.750% 5/14/38	20,000	31,528
The Bank of Nova Scotia 4.500% 12/16/25	40,000	43,944
3 mo. USD LIBOR + 2.648% 4.650% VRN 10/12/22 (a) (d)	125,000	126,563
Barclays Bank PLC 10.179% 6/12/21 (c)	160,000	177,860
Citigroup, Inc. 5.500% 9/13/25	60,000	68,609
5.875% 1/30/42	20,000	28,155
8.125% 7/15/39	15,000	25,042
Deutsche Bank AG 3.150% 1/22/21	115,000	115,523
First Republic Bank 4.375% 8/01/46	250,000	276,212
Fulton Financial Corp. 3.600% 3/16/22	45,000	45,698
The Goldman Sachs Group, Inc. 4.250% 10/21/25	35,000	38,018
5.950% 1/15/27	80,000	95,608
6.750% 10/01/37	35,000	48,620
JP Morgan Chase & Co. 5.600% 7/15/41	45,000	61,629
Morgan Stanley 4.350% 9/08/26	135,000	147,674
5.000% 11/24/25	40,000	45,056
SVB Financial Group 3.500% 1/29/25	85,000	89,062
Valley National Bancorp 5.125% 9/27/23	50,000	53,669
Wells Fargo & Co. 5.375% 11/02/43	14,000	17,981
5.606% 1/15/44	15,000	19,768
		1,720,595
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.900% 2/01/46	170,000	201,641
Molson Coors Brewing Co. 4.200% 7/15/46	39,000	38,928
5.000% 5/01/42	5,000	5,467
		246,036
Building Materials — 0.1%
Standard Industries, Inc. 5.000% 2/15/27 (c)	156,000	162,630
5.500% 2/15/23 (c)	32,000	32,520
		195,150

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Chemicals — 0.4%
DuPont de Nemours, Inc. 5.319% 11/15/38	$55,000	$65,652
Huntsman International LLC 5.125% 11/15/22	30,000	32,045
The Sherwin-Williams Co. 4.500% 6/01/47	20,000	22,734
Syngenta Finance NV 3.698% 4/24/20 (c)	200,000	200,629
Yara International ASA 4.750% 6/01/28 (c)	132,000	143,482
		464,542
Computers — 0.4%
Dell International LLC/EMC Corp. 6.020% 6/15/26 (c)	113,000	130,086
Genpact Luxembourg Sarl 3.375% 12/01/24	140,000	140,649
3.700% STEP 4/01/22	65,000	65,946
Leidos Holdings, Inc. 4.450% 12/01/20	200,000	202,588
		539,269
Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.500% 5/15/21	105,000	108,376
Aircastle Ltd. 4.400% 9/25/23	25,000	26,434
5.000% 4/01/23	100,000	106,958
Ally Financial, Inc. 4.125% 2/13/22	65,000	67,112
Antares Holdings LP 6.000% 8/15/23 (c)	250,000	263,033
Ares Finance Co. LLC 4.000% 10/08/24 (c)	85,000	84,969
Brookfield Finance, Inc. 4.850% 3/29/29	75,000	85,884
Global Aircraft Leasing Co. Ltd. 6.500% 9/15/24 (c)	60,000	62,607
Lazard Group LLC 3.625% 3/01/27	34,000	35,104
3.750% 2/13/25	20,000	21,128
4.500% 9/19/28	60,000	66,060
Legg Mason, Inc. 5.625% 1/15/44	35,000	39,751
Park Aerospace Holdings Ltd. 4.500% 3/15/23 (c)	50,000	52,350
5.250% 8/15/22 (c)	260,000	277,004
		1,296,770
Electric — 0.8%
Avangrid, Inc. 3.800% 6/01/29	64,000	67,916
The Cleveland Electric Illuminating Co. 3.500% 4/01/28 (c)	25,000	26,041
CMS Energy Corp. 4.700% 3/31/43	25,000	28,198
4.875% 3/01/44	130,000	155,273
Entergy Louisiana LLC 4.950% 1/15/45	40,000	42,907
IPALCO Enterprises, Inc. 3.450% 7/15/20	115,000	115,497
3.700% 9/01/24	75,000	77,590
Metropolitan Edison Co. 4.300% 1/15/29 (c)	56,000	62,440
Nevada Power Co. 6.650% 4/01/36	20,000	27,710
NextEra Energy Capital Holdings, Inc. 2.750% 11/01/29	60,000	60,320
Pennsylvania Electric Co. 4.150% 4/15/25 (c)	70,000	74,500
Puget Energy, Inc. 3.650% 5/15/25	5,000	5,179
Southwestern Electric Power Co. 6.200% 3/15/40	100,000	131,778
Xcel Energy, Inc. 6.500% 7/01/36	110,000	148,782
		1,024,131
Electronics — 0.2%
The ADT Security Corp. 6.250% 10/15/21	140,000	147,700
Arrow Electronics, Inc. 3.250% 9/08/24	75,000	77,123
		224,823
Foods — 0.2%
Ingredion, Inc. 3.200% 10/01/26	27,000	27,301
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 5.500% 1/15/30 (c)	32,000	34,371
Kraft Heinz Foods Co. 4.625% 10/01/39 (c)	65,000	67,769
Mars, Inc. 3.950% 4/01/49 (c)	75,000	84,900
		214,341
Forest Products & Paper — 0.0%
Fibria Overseas Finance Ltd. 4.000% 1/14/25	35,000	36,164
Gas — 0.0%
CenterPoint Energy Resources Corp. 6.250% 2/01/37	35,000	43,383
Health Care – Services — 0.1%
Advocate Health & Hospitals Corp. 3.829% 8/15/28	25,000	27,185

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
HCA, Inc. 4.750% 5/01/23	$70,000	$74,992
Humana, Inc. 4.800% 3/15/47	25,000	29,303
		131,480
Home Builders — 0.0%
Lennar Corp. 4.750% 5/30/25	30,000	32,250
Housewares — 0.1%
Newell Brands, Inc. 3.850% STEP 4/01/23	89,000	92,490
Insurance — 1.4%
Allstate Corp. 3 mo. USD LIBOR + 2.938% 5.750% VRN 8/15/53	175,000	188,137
American International Group, Inc. 3.900% 4/01/26	100,000	107,415
4.200% 4/01/28	40,000	44,032
4.500% 7/16/44	25,000	28,838
4.750% 4/01/48	15,000	18,087
3 mo. USD LIBOR + 2.868% 5.750% VRN 4/01/48 (a)	115,000	126,438
AmTrust Financial Services, Inc. 6.125% 8/15/23 (a)	75,000	76,593
Arch Capital Finance LLC 5.031% 12/15/46	30,000	37,519
Athene Holding Ltd. 4.125% 1/12/28	240,000	248,508
AXIS Specialty Finance LLC 3.900% 7/15/29	55,000	57,534
5 year CMT + 3.186% 4.900% VRN 1/15/40	55,000	55,747
AXIS Specialty Finance PLC 4.000% 12/06/27	60,000	63,624
Brown & Brown, Inc. 4.200% 9/15/24	42,000	44,681
CNO Financial Group, Inc. 5.250% 5/30/25	107,000	118,502
Enstar Group Ltd. 4.500% 3/10/22	70,000	72,583
Markel Corp. 3.350% 9/17/29	25,000	25,612
The Progressive Corp. 3 mo. USD LIBOR + 2.539% 5.375% VRN 3/15/23 (d)	70,000	73,567
Prudential Financial, Inc. 3 mo. USD LIBOR + 2.665% 5.700% VRN 9/15/48	65,000	74,263
3 mo. USD LIBOR + 4.175% 5.875% VRN 9/15/42	25,000	26,875
USF&G Capital I 8.500% 12/15/45 (c)	35,000	53,690
Voya Financial, Inc. 3 mo. USD LIBOR + 2.084% 4.700% VRN 1/23/48	25,000	25,063
Willis North America, Inc. 2.950% 9/15/29	45,000	44,602
4.500% 9/15/28	65,000	71,681
XLIT Ltd. 4.450% 3/31/25	89,000	96,975
		1,780,566
Internet — 0.0%
Amazon.com, Inc. 4.050% 8/22/47	45,000	52,958
Investment Companies — 0.5%
Ares Capital Corp. 3.500% 2/10/23	125,000	126,881
BlackRock TCP Capital Corp. 3.900% 8/23/24	180,000	183,922
4.125% 8/11/22	70,000	72,490
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.250% 2/01/22	105,000	106,995
TPG Specialty Lending, Inc. 3.875% 11/01/24	145,000	146,068
		636,356
Iron & Steel — 0.1%
Vale Overseas Ltd. 6.250% 8/10/26	50,000	58,690
6.875% 11/21/36	35,000	45,500
		104,190
Machinery – Diversified — 0.1%
CNH Industrial Capital LLC 3.875% 10/15/21	95,000	97,483
Media — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.125% 5/01/27 (c)	30,000	31,650
Charter Communications Operating LLC/Charter Communications Operating Capital 6.484% 10/23/45	35,000	43,390
Comcast Corp. 3.400% 7/15/46	45,000	45,674
3.450% 2/01/50	25,000	25,630
3.969% 11/01/47	25,000	27,543
4.750% 3/01/44	35,000	42,597
Discovery Communications LLC 3.950% 3/20/28	62,000	66,186
5.000% 9/20/37	25,000	28,255
Grupo Televisa SAB 6.625% 3/18/25	100,000	116,645

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Warner Cable, Inc. 6.750% 6/15/39	$30,000	$37,905
		465,475
Mining — 0.3%
Glencore Finance Canada Ltd. 5.550% STEP 10/25/42 (c)	23,000	24,384
Glencore Funding LLC 3.875% 10/27/27 (c)	25,000	25,820
4.625% 4/29/24 (c)	85,000	90,117
Kinross Gold Corp. 4.500% 7/15/27	31,000	32,472
5.125% 9/01/21	135,000	140,400
Teck Resources Ltd. 6.000% 8/15/40	35,000	39,073
		352,266
Miscellaneous – Manufacturing — 0.0%
General Electric Co. 4.125% 10/09/42	5,000	5,158
Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc. 4.125% STEP 10/01/21	80,000	81,100
Oil & Gas — 0.8%
Antero Resources Corp. 5.375% 11/01/21	223,000	212,338
Cenovus Energy, Inc. 4.250% 4/15/27 (a)	50,000	52,973
6.750% 11/15/39	15,000	19,111
Diamondback Energy, Inc. 3.250% 12/01/26	45,000	45,549
Encana Corp. 6.500% 2/01/38	15,000	17,722
EQT Corp. 3.000% 10/01/22	65,000	63,883
3.900% 10/01/27 (a)	195,000	181,428
Marathon Petroleum Corp. 4.500% 4/01/48	10,000	10,641
6.500% 3/01/41	35,000	45,460
Newfield Exploration Co. 5.375% 1/01/26	60,000	65,077
5.625% 7/01/24	40,000	43,955
5.750% 1/30/22	66,000	70,162
Occidental Petroleum Corp. 6.600% 3/15/46	81,000	104,430
PBF Holding Co. LLC/PBF Finance Corp. 7.000% 11/15/23	25,000	25,938
Petroleos Mexicanos 5.350% 2/12/28	30,000	29,850
6.375% 1/23/45	15,000	14,452
6.500% 3/13/27	10,000	10,617
6.625% 6/15/38	5,000	4,993
		1,018,579
Oil & Gas Services — 0.1%
National Oilwell Varco, Inc. 3.600% 12/01/29	50,000	50,152
3.950% 12/01/42	60,000	55,292
Patterson-UTI Energy, Inc. 3.950% 2/01/28 (a)	72,000	70,146
		175,590
Packaging & Containers — 0.1%
Amcor Finance USA, Inc. 3.625% 4/28/26 (c)	95,000	97,622
Pharmaceuticals — 0.5%
AbbVie, Inc. 4.050% 11/21/39 (c)	40,000	42,042
4.700% 5/14/45	75,000	83,810
Allergan Funding SCS 3.800% 3/15/25	55,000	57,800
Becton Dickinson and Co. 4.685% 12/15/44	25,000	29,258
Bristol-Myers Squibb Co. 4.350% 11/15/47 (c)	30,000	35,799
Cigna Corp. 4.800% 7/15/46 (c)	30,000	34,822
CVS Health Corp. 4.300% 3/25/28	45,000	49,160
5.050% 3/25/48	20,000	23,700
6.125% 9/15/39	10,000	12,776
CVS Pass-Through Trust 5.926% 1/10/34 (c)	46,583	54,307
McKesson Corp. 4.883% 3/15/44	10,000	10,910
6.000% 3/01/41	30,000	36,818
Mylan NV 3.950% 6/15/26	90,000	93,827
Teva Pharmaceutical Finance IV LLC 2.250% 3/18/20	30,000	30,018
Teva Pharmaceutical Finance Netherlands III BV 2.200% 7/21/21	59,000	57,139
4.100% 10/01/46	15,000	10,800
		662,986
Pipelines — 0.8%
Cheniere Corpus Christi Holdings LLC 3.700% 11/15/29 (c)	19,000	19,403
Cheniere Energy Partners LP 4.500% 10/01/29 (c)	22,000	22,607
Energy Transfer Operating LP 4.200% 4/15/27	30,000	31,421
5.875% 1/15/24	30,000	33,214
6.125% 12/15/45	40,000	46,389
3 mo. USD LIBOR + 4.028% 6.250% VRN 2/15/23 (d)	95,000	89,300
7.500% 10/15/20	40,000	41,569

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
EnLink Midstream Partners LP 4.150% 6/01/25	$125,000	$117,500
4.850% 7/15/26	24,000	22,500
Enterprise Products Operating LLC 3 mo. USD LIBOR + 3.033% 5.250% VRN 8/16/77	45,000	45,539
3 mo. USD LIBOR + 2.570% 5.375% VRN 2/15/78	30,000	29,814
EQM Midstream Partners LP 4.750% 7/15/23	70,000	70,223
MPLX LP 4.500% 4/15/38	30,000	30,527
6.250% 10/15/22 (c)	19,000	19,375
3 mo. USD LIBOR + 4.652% 6.875% VRN 2/15/23 (d)	90,000	90,675
Plains All American Pipeline LP 3 mo. USD LIBOR + 4.110% 6.125% VRN 11/15/22 (d)	105,000	97,913
Plains All American Pipeline LP/PAA Finance Corp. 4.500% 12/15/26	67,000	71,401
4.700% 6/15/44	50,000	48,625
Sunoco Logistics Partners Operations LP 5.300% 4/01/44	25,000	26,608
Western Gas Partners LP 4.000% 7/01/22	85,000	87,130
Western Midstream Operating LP 4.500% 3/01/28	15,000	14,809
		1,056,542
Private Equity — 0.2%
Apollo Management Holdings LP 5 year CMT + 3.266% 4.950% VRN 1/14/50 (c)	35,000	35,478
Carlyle Finance Subsidiary LLC 3.500% 9/19/29 (c)	45,000	44,890
Hercules Capital, Inc. 4.625% 10/23/22	70,000	70,570
KKR Group Finance Co. VI LLC 3.750% 7/01/29 (c)	50,000	53,297
		204,235
Real Estate Investment Trusts (REITS) — 0.6%
Alexandria Real Estate Equities, Inc. 2.750% 12/15/29	35,000	34,588
American Tower Trust #1 3.652% 3/15/48 (c)	50,000	52,270
Crown Castle International Corp. 5.200% 2/15/49	26,000	31,635
Healthcare Trust of America Holdings LP 3.500% 8/01/26	75,000	78,294
SBA Tower Trust 2.877% 7/15/46 (c)	40,000	40,133
Service Properties Trust 4.500% 6/15/23	30,000	31,189
Spirit Realty LP 3.200% 1/15/27	55,000	55,090
3.400% 1/15/30	25,000	25,132
4.000% 7/15/29	35,000	36,861
STORE Capital Corp. 4.625% 3/15/29	50,000	55,503
Tanger Properties LP 3.875% 12/01/23	58,000	59,717
UDR, Inc. 3.200% 1/15/30	35,000	35,801
VEREIT Operating Partnership LP 3.100% 12/15/29	115,000	113,011
4.625% 11/01/25	85,000	93,084
		742,308
Semiconductors — 0.0%
Microchip Technology, Inc. 3.922% 6/01/21	25,000	25,567
Software — 0.1%
Broadridge Financial Solutions, Inc. 2.900% 12/01/29	50,000	49,954
Microsoft Corp. 4.450% 11/03/45	89,000	111,446
		161,400
Telecommunications — 0.4%
AT&T, Inc. 4.750% 5/15/46	105,000	118,833
5.250% 3/01/37	35,000	41,817
6.250% 3/29/41	5,000	6,511
Crown Castle Towers LLC 4.241% 7/15/48 (c)	40,000	44,278
Qwest Corp 6.750% 12/01/21	29,000	31,225
Sprint Communications, Inc. 9.250% 4/15/22	65,000	74,263
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	145,000	150,710
Verizon Communications, Inc. 6.550% 9/15/43	34,000	49,921
		517,558
Transportation — 0.0%
CSX Corp. 4.750% 11/15/48	20,000	24,271
Pacific National Finance Pty Ltd. 4.625% 9/23/20 (c)	20,000	20,300
		44,571

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Trucking & Leasing — 0.0%
DAE Funding LLC 4.000% 8/01/20 (a) (c)	$25,000	$25,156

TOTAL CORPORATE DEBT (Cost $14,733,358)		15,646,070

MUNICIPAL OBLIGATIONS — 0.3%
JobsOhio Beverage System Series B 4.532% 1/01/35	150,000	175,809
State of California BAB 7.550% 4/01/39	120,000	192,483
7.600% 11/01/40	10,000	16,507
		384,799

TOTAL MUNICIPAL OBLIGATIONS (Cost $335,822)		384,799

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.3%
Automobile ABS — 0.5%
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class C 4.530% 3/20/23 (c)	100,000	102,360
Hertz Vehicle Financing LP, Series 2019-2A, Class B 3.670% 5/25/25 (c)	170,000	173,239
Hertz Vehicle Financing LLC, Series 2018-3A, Class A 4.030% 7/25/24 (c)	250,000	261,592
Santander Revolving Auto Loan Trust Series 2019-A, Class B, 2.800% 1/26/32 (c)	34,000	33,827
Series 2019-A, Class C, 3.000% 1/26/32 (c)	20,000	19,841
Series 2019-A, Class D, 3.450% 1/26/32 (c)	47,000	46,640
		637,499
Commercial MBS — 1.7%
Aventura Mall Trust, Series 2018-AVM, Class C, 4.112% VRN 7/05/40 (c) (e)	190,000	202,089
BANK Series 2019-BN17, Class B, 4.128% VRN 4/15/52 (e)	29,000	31,293
Series 2019-BN16, Class AS, 4.267% 2/15/52	31,333	34,741
Series 2019-BN16, Class B, 4.438% VRN 2/15/52 (e)	24,330	26,702
BBCMS Mortgage Trust, Series 2018-CHRS, Class B, 4.267% VRN 8/05/38 (c) (e)	100,000	106,651
Benchmark Mortgage Trust, Series 2019-B14, Class AS 3.352% 12/15/62	150,000	154,895
BHMS Mortgage Trust Series 2018-ATLS, Class A, 1 mo. USD LIBOR + 1.250% 2.990% FRN 7/15/35 (c)	150,000	149,718
Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500% 3.240% FRN 7/15/35 (c)	100,000	99,812
BX Commercial Mortgage Trust, Series 2018-IND, Class B, 1 mo. USD LIBOR + .900% 2.640% FRN 11/15/35 (c)	70,000	69,957
CD Commercial Mortgage Trust Series 2019-CD8, Class B, 3.366% 8/15/57	78,000	78,754
Series 2019-CD8, Class C, 3.719% 8/15/57	94,000	94,269
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class C, 4.193% VRN 10/12/50 (e)	70,000	71,931
Commercial Mortgage Pass-Through Certificates Series 2013-GAM, Class A1, 1.705% 2/10/28 (c)	23,028	22,921
Series 2012-CR4, Class B, 3.703% 10/15/45 (c)	35,000	33,801
Series 2015-CR23, Class C, 4.250% VRN 5/10/48 (e)	35,000	36,610
Series 2014-UBS5, Class B, 4.514% VRN 9/10/47 (e)	50,000	52,865
Series 2014-LC17, Class C, 4.575% VRN 10/10/47 (e)	100,000	105,139
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.619% VRN 7/10/38 (e)	15,478	15,617
GS Mortgage Securities Trust, Series 2017-GS6, Class B 3.869% 5/10/50	79,000	83,633
Jackson Park Trust, Series 2019-LIC, Class C, 3.131% VRN 10/14/39 (c) (e)	100,000	98,900
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class AS 3.056% 8/15/49	140,000	141,447
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class C, 4.184% VRN 10/15/50 (e)	100,000	103,837
Morgan Stanley Capital I Trust Series 2019-L2, Class AS, 4.272% 3/15/52	100,000	110,396

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-H3, Class B, 4.620% VRN 7/15/51 (e)	$20,000	$22,011
Series 2011-C2, Class B, 5.200% VRN 6/15/44 (c) (e)	100,000	101,917
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, 5.503% VRN 8/15/39 (e)	29	29
Wells Fargo Commercial Mortgage Trust Series 2018-C45, Class AS, 4.405% VRN 6/15/51 (e)	30,000	33,332
Series 2018-C45, Class B, 4.556% 6/15/51	10,000	11,208
WF-RBS Commercial Mortgage Trust Series 2012-C8, Class B, 4.311% 8/15/45	40,000	41,631
Series 2011-C3, Class B, 4.740% 3/15/44 (c)	50,000	51,261
		2,187,367
Other ABS — 5.0%
321 Henderson Receivables LLC, Series 2015-1A, Class A 3.260% 9/15/72 (c)	109,284	110,034
AASET US Ltd., Series 2018-2A, Class A 4.454% 11/18/38 (c)	225,479	229,805
Adams Outdoor Advertising LP, Series 2018-1, Class A 4.810% 11/15/48 (c)	98,360	102,062
American Tower Trust #1, Series 13, Class 2A 3.070% 3/15/48 (c)	50,000	50,721
Anchorage Capital CLO Ltd., Series 2019-11A, Class A, 3 mo. USD LIBOR + 1.390% 3.534% FRN 7/22/32 (c)	250,000	249,994
Arbys Funding LLC, Series 2015-1A, Class A2 4.969% 10/30/45 (c)	67,200	68,246
Ascentium Equipment Receivables Trust Series 2019-2A, Class E, 3.780% 5/10/27 (c)	177,000	175,765
Series 2018-2A, Class D, 4.150% 7/10/24 (c)	71,000	72,666
BlueMountain CLO XXV Ltd., Series 2019-25A, Class B, 3 mo. USD LIBOR + 1.800% 4.086% FRN 7/15/32 (c)	250,000	248,762
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A 2.000% 12/10/23 (c)	60	60
CLI Funding V LLC, Series 2014-1A, Class A 3.290% 6/18/29 (c)	45,653	45,721
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460% 2.252% FRN 9/25/34	1,180	1,125
DB Master Finance LLC Series 2019-1A, Class A2II, 4.021% 5/20/49 (c)	74,625	76,097
Series 2019-1A, Class A23, 4.352% 5/20/49 (c)	66,665	70,150
Diamond Resorts Owner Trust, Series 2016-1, Class A 3.080% 11/20/28 (c)	35,580	35,714
Domino’s Pizza Master Issuer LLC Series 2019-1A, Class A2, 3.668% 10/25/49 (c)	50,000	50,209
Series 2015-1A, Class A2II, 4.474% 10/25/45 (c)	106,425	109,585
Eaton Vance CLO Ltd., Series 2018-1A, Class B, 3 mo. USD LIBOR + 1.750% 3.751% FRN 10/15/30 (c)	250,000	249,518
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class A 2.730% 4/25/28 (c)	33,095	33,094
Elmwood CLO II Ltd., Series 2019-2A, Class A, 3 mo. USD LIBOR + 1.450% 3.416% FRN 4/20/31 (c)	250,000	250,804
First Franklin Mortgage Loan Trust, Series 2004-FFH4, Class M6, 1 mo. USD LIBOR + 1.725% 3.517% FRN 1/25/35	80,000	80,709
Goodgreen Trust Series 2019-2A, Class A, 2.760% 10/15/54 (c)	131,253	130,128
Series 2016-1A, Class A, 3.230% 10/15/52 (c)	58,861	59,878
Series 2017-1A, Class A, 3.740% 10/15/52 (c)	97,373	100,364
Series 2019-1A, Class A, 3.860% 10/15/54 (c)	137,875	143,735
Helios Issuer LLC, Series 2017-1A, Class A 4.940% 9/20/49 (c)	88,178	91,910
Hero Funding Trust Series 2016-4A, Class A1, 3.570% 9/20/47 (c)	65,888	67,483
Series 2018-1A, Class A2, 4.670% 9/20/48 (c)	80,253	83,493

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Highbridge Loan Management Ltd., Series 13A-18, Class C, 3 mo. USD LIBOR + 2.150% 4.151% FRN 10/15/30 (c)	$250,000	$247,313
J.G. Wentworth XXXVIII LLC, Series 2017-1A, Class B 5.430% 8/15/62 (c)	200,000	221,469
KKR Financial CLO Ltd. Series 24, Class A1, 3 mo. USD LIBOR + 1.360% 3.326% FRN 4/20/32 (c)	250,000	250,093
Series 24, Class C, 3 mo. USD LIBOR + 2.700% 4.666% FRN 4/20/32 (c)	250,000	250,634
MP CLO III Ltd., Series 2013-1A, Class AR, 3 mo. USD LIBOR + 1.250% 3.216% FRN 10/20/30 (c)	250,000	248,883
OneMain Financial Issuance Trust, Series 2019-2A, Class A 3.140% 10/14/36 (c)	330,000	325,731
Orange Lake Timeshare Trust, Series 2016-A, Class B 2.910% 3/08/29 (c)	16,820	16,677
Oxford Finance Funding Trust, Series 2016-1A, Class A 3.968% 6/17/24 (c)	16,362	16,438
Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2 3.858% 12/05/49 (c)	93,000	92,136
Rockford Tower CLO Ltd., Series 2019-1A, Class B1, 3 mo. USD LIBOR + 2.050% 4.016% FRN 4/20/32 (c)	300,000	300,380
SBA Tower Trust, Series 2014-2A, Class C, 3.869% STEP 10/15/49 (c)	100,000	104,108
Sierra Receivables Funding LLC Series 2015-3A, Class B, 3.080% 9/20/32 (c)	13,342	13,393
Series 2018-3A, Class C, 4.170% 9/20/35 (c)	140,948	143,470
Store Master Funding I-VII, Series 2019-1, Class A2 3.650% 11/20/49 (c)	116,799	115,414
Taco Bell Funding LLC Series 2018-1A, Class A2II, 4.940% 11/25/48 (c)	39,600	42,616
Series 2016-1A, Class A23, 4.970% 5/25/46 (c)	219,375	230,984
Textainer Marine Containers V Ltd. Series 2017-2A, Class A, 3.520% 6/20/42 (c)	119,684	119,431
Series 2017-1A, Class A, 3.720% 5/20/42 (c)	75,924	76,304
Textainer Marine Containers VII Ltd., Series 2018-1A, Class A 4.110% 7/20/43 (c)	89,800	90,315
Trinity Rail Leasing LP Series 2019-2A, Class A2, 3.100% 10/18/49 (c)	122,000	120,506
Series 2018-1A, Class A2, 4.620% 6/17/48 (c)	230,000	239,094
Welk Resorts LLC, Series 2015-AA, Class A 2.790% 6/16/31 (c)	11,528	11,453
Willis Engine Structured Trust III, Series 2017-A, Class A, 4.690% STEP 8/15/42 (c)	219,402	225,647
		6,490,321
Student Loans ABS — 3.9%
Access Group, Inc., Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500% 3.292% FRN 7/25/58 (c)	100,000	94,297
AccessLex Institute Series 2004-A, Class A3, 28 day ARS, 1.699% FRN 7/01/39 (e)	50,000	49,239
Series 2003-A, Class A3, 3 mo. CMT + 1.200% 2.790% FRN 7/01/38	1,947	1,945
College Loan Corp. Trust I, Series 2007-1, Class B2, 28 day ARS FRN 1/25/47	35,000	27,722
Commonbond Student Loan Trust, Series 2017-AGS, Class B 3.470% 5/25/41 (c)	95,764	97,225
Earnest Student Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050% 3.842% FRN 2/26/35 (c)	14,007	14,093
ECMC Group Student Loan Trust Series 2018-2A, Class A, 1 mo. USD LIBOR + .800% 2.592% FRN 9/25/68 (c)	78,764	77,288
Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200% 2.992% FRN 12/27/66 (c)	66,419	66,418
Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350% 3.142% FRN 7/26/66 (c)	82,113	82,529
EdLinc Student Loan Funding Trust Series 2017-A, Class A, PRIME - 1.150% 4.350% FRN 12/01/47 (c)	62,745	61,867

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2012-1, Class B, 1 mo. USD LIBOR + 4.240% 6.032% FRN 11/26/40 (c)	$65,000	$76,769
Education Loan Asset-Backed Trust I, Series 2003-2, Class 2A1, 28 day ARS FRN 8/01/43 (c)	50,000	46,650
ELFI Graduate Loan Program LLC, Series 2019-A, Class B, 2.940% VRN 3/25/44 (c) (e)	151,000	149,355
KnowledgeWorks Foundation, Series 2010-1, Class A, 3 mo. USD LIBOR + .950% 2.860% FRN 2/25/42	23,039	22,916
Navient Private Education Refi Loan Trust Series 2019-EA, Class A2B, 1 mo. USD LIBOR + .920% 2.660% FRN 5/15/68 (c)	100,000	99,954
Series 2019-EA, Class B, 3.390% 5/15/68 (c)	156,000	155,702
Navient Student Loan Trust Series 2016-1A, Class A, 1 mo. USD LIBOR + .700% 2.505% FRN 2/25/70 (c)	63,355	62,866
Series 2018-3A, Class A3, 1 mo. USD LIBOR + .800% 2.592% FRN 3/25/67 (c)	100,000	97,818
Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250% 3.042% FRN 6/25/65 (c)	72,881	73,738
Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300% 3.092% FRN 3/25/66 (c)	210,000	212,801
Series 2018-4A, Class B, 1 mo. USD LIBOR + 1.300% 3.092% FRN 6/27/67 (c)	100,000	98,870
Series 2015-2, Class B, 1 mo. USD LIBOR + 1.500% 3.292% FRN 8/25/50	150,000	149,415
Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500% 3.292% FRN 10/25/58	40,000	40,279
Series 2019-BA, Class B, 4.040% 12/15/59 (c)	150,000	156,791
Nelnet Private Education Loan Trust Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750% 3.542% FRN 12/26/40 (c)	29,945	29,807
Series 2016-A, Class A1B, 3.600% 12/26/40 (c)	29,949	30,241
Nelnet Student Loan Trust Series 2019-5, Class A, 2.530% 10/25/67 (c)	295,770	292,053
Series 2018-3A, Class A3, 1 mo. USD LIBOR + .750% 2.542% FRN 9/27/66 (c)	100,000	99,324
Series 2018-1A, Class A2, 1 mo. USD LIBOR + .760% 2.552% FRN 5/25/66 (c)	99,526	97,630
Series 2018-5A, Class B, 1 mo. USD LIBOR + 1.450% 3.242% FRN 2/25/67 (c)	200,000	197,660
SLC Student Loan Trust, Series 2005-1, Class B, 3 mo. USD LIBOR + .200% 2.110% FRN 2/15/45	40,618	38,166
SLM Student Loan Trust Series 2005-4, Class B, 3 mo. USD LIBOR + .180% 2.120% FRN 7/25/55	232,240	215,998
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 2.150% FRN 10/25/40	136,403	127,169
Series 2006-2, Class B, 3 mo. USD LIBOR + .220% 2.160% FRN 1/25/41	57,999	54,231
Series 2006-10, Class B, 3 mo. USD LIBOR + .220% 2.160% FRN 3/25/44	51,106	46,236
Series 2006-8, Class B, 3 mo. USD LIBOR + .230% 2.170% FRN 1/25/41	95,182	86,735
Series 2005-6, Class B, 3 mo. USD LIBOR + .290% 2.230% FRN 1/25/44	79,814	74,595
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 2.250% FRN 1/25/55	44,944	41,707
Series 2004-1 Class B, 3 mo. USD LIBOR + .500% 2.440% FRN 7/25/39	41,755	39,535
Series 2003-14, Class A7, 3 mo. USD LIBOR + .600% 2.540% FRN 10/25/65 (c)	400,000	390,952
Series 2003-11, Class B, 3 mo. USD LIBOR + .650% 2.544% FRN 12/15/38	88,558	82,921
Series 2003-5, Class A7, 28 day ARS 2.894% FRN 6/15/30	50,000	50,000
Series 2014-2, Class B, 1 mo. USD LIBOR + 1.500% 3.292% FRN 1/25/72	300,000	298,608
SMB Private Education Loan Trust Series 2018-C, Class A2B, 1 mo. USD LIBOR + .750% 2.490% FRN 11/15/35 (c)	100,000	99,738

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-B, Class A2B, 1 mo. USD LIBOR + 1.000% 2.740% FRN 6/15/37 (c)	$250,000	$250,417
Series 2017-A, Class B, 3.500% 6/17/41 (c)	100,000	102,805
SoFi Professional Loan Program LLC Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200% 2.992% FRN 6/25/33 (c)	17,265	17,371
Series 2019-C, Class BFX, 3.050% 11/16/48 (c)	123,000	121,124
South Carolina Student Loan Corp., Series 2010-1, Class A3, 3 mo. USD LIBOR + 1.050% 2.990% FRN 10/27/36	100,000	100,459
		5,002,029
WL Collateral CMO — 0.2%
Countrywide Home Loans, Inc. Series 2003-42, Class 1A1, 3.991% VRN 9/25/33 (e)	1,079	1,027
Series 2004-2, Class 1A1, 4.608% VRN 2/25/34 (e)	5,043	4,720
Deephaven Residential Mortgage Trust, Series 2018-1A, Class A1, 2.976% VRN 12/25/57 (c) (e)	39,591	39,448
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, 4.306% VRN 8/25/34 (e)	1,559	1,541
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 3.946% VRN 8/25/34 (e)	10,515	10,147
JP Morgan Mortgage Trust, Series 2017-1, Class A11, 3.500% VRN 1/25/47 (c) (e)	75,543	76,854
Merrill Lynch Mortgage Investors, Inc. Series 2004-A1, Class IA, 3.250% VRN 2/25/34 (e)	568	541
Series 2003-A4, Class IA, 4.744% VRN 7/25/33 (e)	629	611
PSMC Trust, Series 2018-2, Class A1, 3.500% VRN 6/25/48 (c) (e)	79,145	79,451
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, 4.133% VRN 3/25/34 (e)	5,785	5,639
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400% 3.640% FRN 4/25/44	14,165	13,861
Wells Fargo Mortgage Backed Securities Trust, Series 2019-1, Class A1, 4.000% VRN 11/25/48 (c) (e)	65,512	67,214
		301,054

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $14,445,792)		14,618,270

SOVEREIGN DEBT OBLIGATIONS — 0.3%
Colombia Government International Bond 6.125% 1/18/41	100,000	129,400
Mexico Government International Bond 4.750% 3/08/44	163,000	180,115
		309,515

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $262,980)		309,515

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 9.1%
Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp. Series 2617, Class Z, 5.500% 5/15/33	37,362	41,469
Series 2693, Class Z, 5.500% 10/15/33	68,624	75,046
		116,515
Pass-Through Securities — 8.8%
Federal Home Loan Mortgage Corp. Pool #SB8013 2.500% 9/01/34	264,628	267,000
Pool #SB8020 2.500% 12/01/34	99,382	100,274
Pool #ZA5946 4.500% 11/01/48	627,987	662,328
Pool #ZA6368 4.500% 2/01/49	123,227	129,780
Pool #G05253 5.000% 2/01/39	5,931	6,569
Pool #G00729 8.000% 6/01/27	7,974	9,027
Federal National Mortgage Association Pool #MA3797 2.500% 10/01/34	511,171	515,754
Pool #MA3029 3.000% 6/01/32	148,902	153,291
Pool #MA3090 3.000% 8/01/32	68,112	70,077
Pool #AS1304 3.500% 12/01/28	30,652	31,952
Pool #AV2325 3.500% 12/01/28	15,405	16,059
Pool #BF0196 3.500% 2/01/41	36,472	38,197
Pool #MA1356 3.500% 2/01/43	251,077	264,048
Pool #CA1073 3.500% 1/01/48	204,959	212,729
Pool #BJ0686 4.000% 4/01/48	87,752	91,987
Pool #CA1951 4.000% 7/01/48	98,210	102,765
Pool #CA2039 4.000% 7/01/48	151,873	158,455
Pool #BN5342 4.000% 3/01/49	1,055,896	1,098,601
Pool #MA3638 4.000% 4/01/49	346,846	360,657

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #725692 1 year CMT + 2.138% 4.357% FRN 10/01/33	$5,262	$5,542
Pool #888586 1 year CMT + 2.195% 4.370% FRN 10/01/34	11,550	12,164
Pool #CA1952 4.500% 6/01/48	36,850	39,070
Pool #CA1909 4.500% 6/01/48	216,605	229,723
Pool #MA3522 4.500% 11/01/48	176,913	186,631
Pool #MA3537 4.500% 12/01/48	183,224	193,060
Pool #MA3564 4.500% 1/01/49	158,022	166,703
Pool #BN5241 4.500% 2/01/49	646,829	681,351
Pool #MA3639 4.500% 4/01/49	336,075	353,696
Pool #MA3688 4.500% 6/01/49	442,078	465,258
Pool #AD6437 5.000% 6/01/40	11,950	13,137
Pool #AD6996 5.000% 7/01/40	84,633	93,042
Pool #AL8173 5.000% 2/01/44	30,957	33,839
Pool #564594 7.000% 1/01/31	5,983	6,777
Pool #253795 7.000% 5/01/31	2,957	3,386
Pool #507061 7.500% 10/01/29	491	564
Pool #527761 7.500% 2/01/30	675	713
Pool #253183 7.500% 4/01/30	1,299	1,499
Pool #253265 7.500% 5/01/30	707	815
Pool #535248 8.000% 4/01/30	82	94
Pool #539460 8.000% 5/01/30	1,005	1,169
Pool #190317 8.000% 8/01/31	1,012	1,173
Government National Mortgage Association Pool #352049 7.000% 10/15/23	331	352
Government National Mortgage Association II TBA Pool #207 3.500% 10/01/48 (f)	2,815,000	2,901,429
Pool #232 4.000% 10/01/48 (f)	1,500,000	1,552,734
Uniform Mortgage-Backed Securities TBA Pool #18718 4.500% 9/01/48 (f)	150,000	157,945
		11,391,416
Whole Loans — 0.2%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2019-DNA3, Class M2, 1 mo. USD LIBOR + 2.050% 3.842% FRN 7/25/49 (c)	140,000	140,603
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2019-R01, Class 2M2, 1 mo. USD LIBOR + 2.450% 4.242% FRN 7/25/31 (c)	190,000	192,037
		332,640

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $11,783,828)		11,840,571

U.S. TREASURY OBLIGATIONS — 0.7%
U.S. Treasury Bonds & Notes — 0.7%
U.S. Treasury Bond 2.500% 5/15/46 (g)	265,000	271,147
U.S. Treasury Note 1.500% 8/15/22	200,000	199,563
2.250% 8/15/49 (a)	500,000	486,407
		957,117

TOTAL U.S. TREASURY OBLIGATIONS (Cost $984,712)		957,117

TOTAL BONDS & NOTES (Cost $42,546,492)		43,756,342

TOTAL PURCHASED OPTIONS (#) — 0.1% (Cost $204,962)		179,492

	Number of Shares
RIGHTS — 0.0%
Consumer, Non-cyclical — 0.0%
Pharmaceuticals — 0.0%
Bristol-Myers Squibb Co., Expires 03/31/21 (b)	3,598	10,830

TOTAL RIGHTS (Cost $7,664)		10,830

MUTUAL FUNDS — 9.2%
Diversified Financial Services — 9.2%
iShares China Large-Cap ETF (a)	2,800	122,164
iShares MSCI Australia ETF	7,000	158,480
iShares MSCI EAFE ETF	43,430	3,015,779
iShares MSCI France ETF	8,500	278,035
iShares MSCI Germany ETF	7,200	211,680
iShares MSCI India ETF	13,000	456,950
iShares MSCI Italy ETF (a)	2,900	85,550
iShares MSCI Japan ETF	10,300	610,172
iShares MSCI Singapore ETF (a)	1,150	27,761
iShares MSCI South Korea ETF	1,800	111,942
iShares MSCI Spain ETF	3,400	98,328
iShares MSCI Sweden ETF	2,100	69,090
iShares MSCI Switzerland Capped ETF	6,400	260,096
iShares MSCI Turkey Investable Market ETF (a)	1,700	46,053
iShares MSCI United Kingdom ETF (a)	10,500	358,050
State Street Navigator Securities Lending Prime Portfolio (h)	1,110,781	1,110,781

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Vanguard FTSE Developed Markets ETF	74,840	$3,297,450
Vanguard FTSE Emerging Markets ETF	35,200	1,565,344

TOTAL MUTUAL FUNDS (Cost $10,386,005)		11,883,705

TOTAL LONG-TERM INVESTMENTS (Cost $116,347,765)		129,361,675

	Principal Amount
SHORT-TERM INVESTMENTS — 4.1%
Commercial Paper — 2.7%
Avangrid, Inc. 2.068% 1/21/20 (c)	$1,000,000	998,848
FMC Tech, Inc 2.053% 1/13/20 (c)	1,000,000	999,313
Public Service Enterprise Group, Inc. 2.015% 1/21/20 (c)	1,000,000	998,849
Reckitt Benckiser Treasury Services PLC 2.526% 4/01/20 (c)	500,000	497,561
		3,494,571
Repurchase Agreement — 1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/19, 0.800%, due 1/02/20 (i)	1,848,447	1,848,447

TOTAL SHORT-TERM INVESTMENTS (Cost $5,342,449)		5,343,018

TOTAL INVESTMENTS — 103.8% (Cost $121,690,214) (j)		134,704,693

Other Assets/(Liabilities) — (3.8)%		(4,871,256)

NET ASSETS — 100.0%		$129,833,437

Abbreviation Legend

ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
ETF	Exchange-Traded Fund
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2019, was $2,115,552 or 1.63% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The fund received $1,053,423 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2019, the aggregate market value of these securities amounted to $18,452,669 or 14.21% of net assets.
(d)	Security is perpetual and has no stated maturity date.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2019.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)	A portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(h)	Represents investment of security lending cash collateral. (Note 2).
(i)	Maturity value of $1,848,529. Collateralized by U.S. Government Agency obligations with a rate of 2.875%, maturity date of 10/15/21, and an aggregate market value, including accrued interest, of $1,887,011.
(j)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

(#)	Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
10-Year Interest Rate Swap 12/15/42	Barclays Bank PLC	12/13/32	3-Month USD LIBOR BBA	Quarterly	2.44%	Semi-Annually	USD	395,000	$25,989	$19,747	$6,242
10-Year Interest Rate Swap, 2/02/43	Credit Suisse International	1/31/33	3-Month USD LIBOR BBA	Quarterly	2.61%	Semi-Annually	USD	435,000	31,826	20,880	10,946
									57,815	40,627	17,188
Put
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	2.94%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	1,620,000	$62,005	$80,989	$(18,984)
10-Year Interest Rate Swap 2/02/43	Credit Suisse International	1/31/33	3.11%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	1,740,000	59,672	83,346	(23,674)
									121,677	164,335	(42,658)
									$179,492	$204,962	$(25,470)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation/ (Depreciation)
Long
MSCI EAFE E-Mini Index	3/20/20	17	$1,697,673	$33,352
U.S. Treasury Note 10 Year	3/20/20	2	256,882	(38)
U.S. Treasury Ultra Bond	3/20/20	14	2,605,140	(61,952)
U.S. Treasury Note 2 Year	3/31/20	27	5,821,979	(3,479)
U.S. Treasury Note 5 Year	3/31/20	17	2,025,029	(8,670)
				$(40,787)

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.5%

COMMON STOCK — 98.5%
Basic Materials — 3.4%
Chemicals — 2.4%
Air Products & Chemicals, Inc.	1,080	$253,789
Albemarle Corp.	10	730
Cabot Corp.	200	9,504
Celanese Corp.	2,410	296,719
CF Industries Holdings, Inc.	1,700	81,158
The Chemours Co.	4,600	83,214
Dow, Inc. (a)	7,003	383,274
DuPont de Nemours, Inc.	6,103	391,813
Eastman Chemical Co.	360	28,534
Element Solutions, Inc. (a)	1,800	21,024
FMC Corp.	500	49,910
Huntsman Corp.	2,900	70,064
Linde PLC	820	174,578
LyondellBasell Industries NV Class A	6,100	576,328
NewMarket Corp.	160	77,843
Olin Corp.	3,000	51,750
PPG Industries, Inc.	1,320	176,207
Westlake Chemical Corp.	260	18,239
		2,744,678
Forest Products & Paper — 0.3%
Domtar Corp.	1,837	70,247
International Paper Co.	5,800	267,090
		337,337
Iron & Steel — 0.5%
Nucor Corp.	3,500	196,980
Reliance Steel & Aluminum Co.	1,180	141,317
Steel Dynamics, Inc.	4,100	139,564
United States Steel Corp.	4,390	50,090
		527,951
Mining — 0.2%
Alcoa Corp. (a)	1,500	32,265
Freeport-McMoRan, Inc.	31	407
Newmont Goldcorp Corp.	4,300	186,835
Southern Copper Corp.	800	33,984
		253,491
		3,863,457
Communications — 9.1%
Advertising — 0.2%
The Interpublic Group of Cos., Inc.	5,200	120,120
Omnicom Group, Inc.	1,800	145,836
		265,956
Internet — 0.3%
F5 Networks, Inc. (a)	340	47,481
IAC/InterActiveCorp (a)	380	94,662
NortonLifeLock, Inc.	1,900	48,488
TripAdvisor, Inc.	100	3,038
VeriSign, Inc. (a)	490	94,413
		288,082
Media — 3.7%
Charter Communications, Inc. Class A (a)	430	208,584
Comcast Corp. Class A	30,900	1,389,573
Discovery, Inc. Class A (a) (b)	3,800	124,412
Discovery, Inc. Class C (a)	4,928	150,255
DISH Network Corp. Class A (a)	2,241	79,488
Fox Corp. Class A	6,733	249,592
Fox Corp. Class B (a)	1,433	52,161
John Wiley & Sons, Inc. Class A	700	33,964
Liberty Media Corp-Liberty SiriusXM Class A (a)	2,700	130,518
Liberty Media Corp-Liberty SiriusXM Class C (a)	2,100	101,094
The New York Times Co. Class A (b)	1,100	35,387
Nexstar Media Group, Inc. Class A	430	50,418
Sinclair Broadcast Group, Inc. Class A	2,400	80,016
ViacomCBS, Inc. Class A (b)	293	13,147
ViacomCBS, Inc. Class B	4,760	199,777
The Walt Disney Co.	8,578	1,240,636
		4,139,022
Telecommunications — 4.9%
AT&T, Inc.	58,536	2,287,587
CenturyLink, Inc.	13,007	171,822
Ciena Corp. (a)	1,400	59,766
EchoStar Corp. Class A (a)	600	25,986
Juniper Networks, Inc.	3,600	88,668
LogMeIn, Inc.	20	1,715
Motorola Solutions, Inc.	270	43,508
Sprint Corp. (a) (b)	12,400	64,604
T-Mobile US, Inc. (a)	1,250	98,025
Telephone & Data Systems, Inc.	1,918	48,775
Verizon Communications, Inc.	42,900	2,634,060
		5,524,516
		10,217,576
Consumer, Cyclical — 9.8%
Airlines — 1.2%
Alaska Air Group, Inc.	500	33,875
American Airlines Group, Inc.	5,200	149,136
Copa Holdings SA Class A	80	8,646
Delta Air Lines, Inc.	9,500	555,560
JetBlue Airways Corp. (a)	1,900	35,568
Southwest Airlines Co.	3,900	210,522
United Airlines Holdings, Inc. (a)	3,900	343,551
		1,336,858

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Apparel — 0.3%
Capri Holdings Ltd. (a)	2,500	$95,375
Columbia Sportswear Co.	100	10,019
Hanesbrands, Inc.	7,600	112,860
PVH Corp.	400	42,060
Ralph Lauren Corp.	80	9,378
Skechers U.S.A., Inc. Class A (a)	100	4,319
Tapestry, Inc.	600	16,182
		290,193
Auto Manufacturers — 1.9%
Cummins, Inc.	3,070	549,407
Ford Motor Co.	38,600	358,980
General Motors Co.	22,800	834,480
PACCAR, Inc.	4,900	387,590
		2,130,457
Auto Parts & Equipment — 0.4%
Aptiv PLC	2,000	189,940
BorgWarner, Inc.	3,300	143,154
Lear Corp.	480	65,856
The The Goodyear Tire & Rubber Co.	3,400	52,887
		451,837
Distribution & Wholesale — 0.2%
Fastenal Co.	1,400	51,730
HD Supply Holdings, Inc. (a)	2,800	112,616
KAR Auction Services, Inc. (b)	3,900	84,981
Resideo Technologies, Inc. (a)	118	1,408
WESCO International, Inc. (a)	500	29,695
		280,430
Entertainment — 0.0%
Cinemark Holdings, Inc.	1,500	50,775
Food Services — 0.1%
Aramark	1,400	60,760
Home Builders — 0.3%
D.R. Horton, Inc.	2,600	137,150
Lennar Corp. Class A	70	3,906
Lennar Corp. Class B	49	2,190
PulteGroup, Inc.	4,200	162,960
Toll Brothers, Inc.	1,200	47,412
		353,618
Home Furnishing — 0.1%
Dolby Laboratories, Inc. Class A	300	20,640
Whirlpool Corp.	620	91,469
		112,109
Housewares — 0.0%
Newell Brands, Inc.	1,700	32,674
Leisure Time — 0.4%
Carnival Corp.	1,900	96,577
Harley-Davidson, Inc.	1,200	44,628
Norwegian Cruise Line Holdings Ltd. (a)	1,200	70,092
Polaris, Inc.	420	42,714
Royal Caribbean Cruises Ltd.	1,360	181,573
		435,584
Lodging — 0.5%
Caesars Entertainment Corp. (a)	1,200	16,320
Extended Stay America, Inc.	300	4,458
Hilton Grand Vacations, Inc. (a)	4,000	137,560
Las Vegas Sands Corp.	4,000	276,160
MGM Resorts International	100	3,327
Wyndham Destinations, Inc.	2,900	149,901
		587,726
Retail — 4.4%
Advance Auto Parts, Inc.	450	72,072
AutoNation, Inc. (a)	800	38,904
Best Buy Co., Inc.	3,900	342,420
Casey’s General Stores, Inc.	290	46,107
Dick’s Sporting Goods, Inc.	2,300	113,827
Foot Locker, Inc.	1,700	66,283
The Gap, Inc.	4,300	76,024
Genuine Parts Co.	1,000	106,230
The Home Depot, Inc.	3,410	744,676
Kohl’s Corp.	1,900	96,805
Macy’s, Inc.	2,244	38,148
McDonald’s Corp.	2,340	462,407
Penske Automotive Group, Inc.	200	10,044
Qurate Retail, Inc. (a)	6,600	55,638
Target Corp.	8,730	1,119,273
Tiffany & Co.	100	13,365
Walgreens Boots Alliance, Inc.	6,439	379,644
Walmart, Inc.	7,960	945,966
Williams-Sonoma, Inc.	300	22,032
Yum China Holdings, Inc.	2,300	110,423
Yum! Brands, Inc.	590	59,431
		4,919,719
		11,042,740
Consumer, Non-cyclical — 21.0%
Agriculture — 1.9%
Altria Group, Inc.	19,900	993,209
Bunge Ltd.	300	17,265
Philip Morris International, Inc.	13,760	1,170,838
		2,181,312
Beverages — 1.1%
Brown-Forman Corp. Class A	500	31,385
Brown-Forman Corp. Class B	100	6,760
The Coca-Cola Co.	13,300	736,155
Constellation Brands, Inc. Class A	210	39,847
Keurig Dr Pepper, Inc.	2,300	66,585
Molson Coors Brewing Co. Class B	360	19,404

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PepsiCo, Inc.	2,710	$370,376
		1,270,512
Biotechnology — 2.4%
Alexion Pharmaceuticals, Inc. (a)	900	97,335
Amgen, Inc.	1,200	289,284
Biogen, Inc. (a)	2,360	700,283
Corteva, Inc. (a)	3	88
Exelixis, Inc. (a)	2,100	37,002
Gilead Sciences, Inc.	18,800	1,221,624
Regeneron Pharmaceuticals, Inc. (a)	710	266,591
United Therapeutics Corp. (a)	290	25,543
		2,637,750
Commercial Services — 0.5%
AMERCO	70	26,308
CoreLogic, Inc. (a)	400	17,484
Graham Holdings Co. Class B	6	3,834
H&R Block, Inc. (b)	6,600	154,968
ManpowerGroup, Inc.	1,430	138,853
Nielsen Holdings PLC	3,700	75,110
Quanta Services, Inc.	600	24,426
Sabre Corp.	2,000	44,880
United Rentals, Inc. (a)	560	93,391
		579,254
Cosmetics & Personal Care — 2.6%
Colgate-Palmolive Co.	11,300	777,892
The Procter & Gamble Co.	17,110	2,137,039
		2,914,931
Foods — 1.4%
Campbell Soup Co.	2,400	118,608
Conagra Brands, Inc.	64	2,191
Flowers Foods, Inc.	1,900	41,306
General Mills, Inc.	9,600	514,176
The Hershey Co.	380	55,852
Ingredion, Inc.	160	14,872
The J.M. Smucker Co.	830	86,428
The Kroger Co.	12,600	365,274
Lamb Weston Holdings, Inc.	33	2,839
McCormick & Co., Inc.	60	10,184
Mondelez International, Inc. Class A	450	24,786
Pilgrim’s Pride Corp. (a)	1,500	49,073
Post Holdings, Inc. (a)	260	28,366
Sprouts Farmers Market, Inc. (a)	5,500	106,425
Tyson Foods, Inc. Class A	2,000	182,080
US Foods Holding Corp. (a)	400	16,756
		1,619,216
Health Care – Products — 1.4%
Abbott Laboratories	1,900	165,034
Baxter International, Inc.	700	58,534
Henry Schein, Inc. (a)	300	20,016
Medtronic PLC	7,649	867,779
Steris PLC	630	96,025
Thermo Fisher Scientific, Inc.	700	227,409
Zimmer Biomet Holdings, Inc.	780	116,750
		1,551,547
Health Care – Services — 1.1%
Anthem, Inc.	1,290	389,619
Centene Corp. (a)	420	26,405
DaVita, Inc. (a)	1,800	135,054
Encompass Health Corp.	100	6,927
HCA Healthcare, Inc.	1,210	178,850
Humana, Inc.	580	212,582
IQVIA Holdings, Inc. (a)	120	18,541
MEDNAX, Inc. (a)	1,600	44,464
Molina Healthcare, Inc. (a)	530	71,916
Quest Diagnostics, Inc.	10	1,068
Universal Health Services, Inc. Class B	690	98,987
WellCare Health Plans, Inc. (a)	70	23,115
		1,207,528
Household Products & Wares — 1.0%
Avery Dennison Corp.	510	66,718
The Clorox Co.	760	116,690
Kimberly-Clark Corp.	6,510	895,451
Spectrum Brands Holdings, Inc.	100	6,429
		1,085,288
Pharmaceuticals — 7.6%
Allergan PLC	2,090	399,545
Bristol-Myers Squibb Co.	17,100	1,097,649
Cardinal Health, Inc.	2,100	106,218
Cigna Corp.	1,683	344,157
CVS Health Corp.	8,089	600,932
Herbalife Nutrition Ltd. (a)	500	23,835
Horizon Therapeutics PLC (a)	1,900	68,780
Jazz Pharmaceuticals PLC (a)	790	117,931
Johnson & Johnson	18,790	2,740,897
McKesson Corp.	3,450	477,204
Merck & Co., Inc.	2,228	202,637
Mylan NV (a)	5,500	110,550
Pfizer, Inc.	58,015	2,273,028
		8,563,363
		23,610,701
Energy — 6.2%
Oil & Gas — 5.8%
Apache Corp.	28	717
Cabot Oil & Gas Corp.	8,300	144,503
Centennial Resource Development, Inc. Class A (a)	200	924
Chesapeake Energy Corp. (a) (b)	2,900	2,394
Chevron Corp.	12,195	1,469,619
Cimarex Energy Co.	500	26,245
ConocoPhillips	7,148	464,834

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Devon Energy Corp.	50	$1,299
Diamondback Energy, Inc.	670	62,216
EOG Resources, Inc.	1,290	108,050
EQT Corp.	2,800	30,520
Exxon Mobil Corp.	20,890	1,457,704
Hess Corp.	1,200	80,172
HollyFrontier Corp.	2,800	141,988
Marathon Oil Corp.	2,900	39,382
Marathon Petroleum Corp.	11,477	691,489
Murphy Oil Corp.	1,700	45,560
Noble Energy, Inc.	80	1,987
Occidental Petroleum Corp.	1,288	53,079
Parsley Energy, Inc. Class A	400	7,564
PBF Energy, Inc. Class A	1,200	37,644
Phillips 66	9,350	1,041,684
Valero Energy Corp.	7,334	686,829
WPX Energy, Inc. (a)	66	907
		6,597,310
Oil & Gas Services — 0.1%
Apergy Corp. (a)	50	1,689
Baker Hughes Co.	3	77
Halliburton Co.	300	7,341
Patterson-UTI Energy, Inc.	6,700	70,350
Schlumberger Ltd.	40	1,608
		81,065
Pipelines — 0.3%
Kinder Morgan, Inc.	14,200	300,614
ONEOK, Inc.	800	60,536
		361,150
		7,039,525
Financial — 28.0%
Banks — 13.2%
Associated Banc-Corp.	1,350	29,754
Bank of America Corp.	54,573	1,922,061
Bank of Hawaii Corp.	820	78,031
The Bank of New York Mellon Corp.	11,150	561,180
Bank OZK	2,500	76,263
BankUnited, Inc.	200	7,312
BOK Financial Corp.	100	8,740
CIT Group, Inc.	2,500	114,075
Citigroup, Inc.	25,771	2,058,845
Citizens Financial Group, Inc.	3,800	154,318
Comerica, Inc.	3,000	215,250
Commerce Bancshares, Inc.	334	22,692
Cullen/Frost Bankers, Inc.	70	6,845
East West Bancorp, Inc.	1,600	77,920
F.N.B. Corp.	2,900	36,830
Fifth Third Bancorp	8,960	275,430
First Horizon National Corp.	3,016	49,945
The Goldman Sachs Group, Inc.	2,450	563,328
Huntington Bancshares, Inc.	5,871	88,535
JPMorgan Chase & Co.	24,717	3,445,550
KeyCorp	5,896	119,335
M&T Bank Corp.	1,255	213,036
Morgan Stanley	19,300	986,616
Northern Trust Corp.	630	66,931
PacWest Bancorp	2,400	91,848
The PNC Financial Services Group, Inc.	2,396	382,473
Popular, Inc.	900	52,875
Prosperity Bancshares, Inc.	900	64,701
Regions Financial Corp.	10,560	181,210
State Street Corp.	1,500	118,650
SVB Financial Group (a)	490	123,010
Synovus Financial Corp.	1,271	49,823
TCF Financial Corp.	9	421
Truist Financial Corp.	1,274	71,752
Umpqua Holdings Corp.	3,300	58,410
US Bancorp	9,690	574,520
Webster Financial Corp.	600	32,016
Wells Fargo & Co.	32,553	1,751,351
Western Alliance Bancorp	1,000	57,000
Zions Bancorp NA	350	18,172
		14,807,054
Diversified Financial Services — 3.8%
Alliance Data Systems Corp.	780	87,516
Ally Financial, Inc.	6,900	210,864
American Express Co.	1,390	173,041
Ameriprise Financial, Inc.	2,430	404,789
BGC Partners, Inc. Class A	13,800	81,972
BlackRock, Inc.	510	256,377
Capital One Financial Corp.	3,150	324,167
The Charles Schwab Corp.	1,400	66,584
CME Group, Inc.	1,130	226,814
Credit Acceptance Corp. (a) (b)	10	4,423
Discover Financial Services	4,200	356,244
E*TRADE Financial Corp.	2,200	99,814
Eaton Vance Corp.	1,400	65,366
Evercore, Inc. Class A	1,500	112,140
Franklin Resources, Inc.	2,600	67,548
Intercontinental Exchange, Inc.	35	3,239
Invesco Ltd.	7,700	138,446
Janus Henderson Group PLC	1,900	46,455
Lazard Ltd. Class A	2,100	83,916
Legg Mason, Inc.	600	21,546
Navient Corp.	8,900	121,752
OneMain Holdings, Inc.	2,500	105,375
Raymond James Financial, Inc.	1,700	152,082
Santander Consumer USA Holdings, Inc.	4,200	98,154
SEI Investments Co.	1,500	98,220
SLM Corp.	12,300	109,593
Synchrony Financial	11,900	428,519
T. Rowe Price Group, Inc.	1,600	194,944

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
TD Ameritrade Holding Corp.	1,700	$84,490
The Western Union Co. (b)	3,700	99,086
		4,323,476
Insurance — 6.5%
Aflac, Inc.	5,600	296,240
Alleghany Corp. (a)	75	59,968
The Allstate Corp.	1,980	222,651
American Financial Group, Inc.	250	27,412
American International Group, Inc.	4,702	241,354
American National Insurance Co.	450	52,956
Arch Capital Group Ltd. (a)	3,400	145,826
Arthur J Gallagher & Co.	400	38,092
Assurant, Inc.	50	6,554
Assured Guaranty Ltd.	1,600	78,432
Athene Holding Ltd. Class A (a)	1,800	84,654
Axis Capital Holdings Ltd.	400	23,776
Berkshire Hathaway, Inc. Class B (a)	11,000	2,491,500
Brighthouse Financial, Inc. (a)	2,430	95,329
Chubb Ltd.	931	144,919
Cincinnati Financial Corp.	110	11,567
CNA Financial Corp.	400	17,924
Equitable Holdings, Inc.	5,400	133,812
Erie Indemnity Co. Class A (b)	350	58,100
Everest Re Group Ltd.	10	2,768
Fidelity National Financial, Inc.	2,557	115,960
First American Financial Corp.	2,700	157,464
The Hanover Insurance Group, Inc.	430	58,768
The Hartford Financial Services Group, Inc.	2,690	163,471
Kemper Corp.	400	31,000
Lincoln National Corp.	3,398	200,516
Loews Corp.	20	1,050
Markel Corp. (a)	5	5,716
Marsh & McLennan Cos., Inc.	500	55,705
Mercury General Corp.	90	4,386
MetLife, Inc.	13,940	710,522
MGIC Investment Corp.	5,600	79,352
Old Republic International Corp.	3,100	69,347
Primerica, Inc.	580	75,725
Principal Financial Group, Inc.	3,200	176,000
The Progressive Corp.	3,800	275,082
Prudential Financial, Inc.	3,760	352,462
Reinsurance Group of America, Inc.	770	125,556
RenaissanceRe Holdings Ltd.	10	1,960
The Travelers Cos., Inc.	1,969	269,655
Unum Group	2,600	75,816
Voya Financial, Inc.	1,400	85,372
W.R. Berkley Corp.	450	31,095
White Mountains Insurance Group Ltd.	3	3,347
		7,359,161
Real Estate — 0.4%
CBRE Group, Inc. Class A (a)	4,800	294,192
Jones Lang LaSalle, Inc.	670	116,640
		410,832
Real Estate Investment Trusts (REITS) — 4.0%
AGNC Investment Corp.	3,400	60,112
Alexandria Real Estate Equities, Inc.	20	3,232
American Campus Communities, Inc.	100	4,703
Annaly Capital Management, Inc.	24,260	228,529
Apartment Investment & Management Co. Class A	899	46,433
Apple Hospitality REIT, Inc.	6,600	107,250
AvalonBay Communities, Inc.	324	67,943
Boston Properties, Inc.	40	5,514
Brixmor Property Group, Inc.	3,300	71,313
Camden Property Trust	100	10,610
Chimera Investment Corp.	5,720	117,603
Columbia Property Trust, Inc.	1,900	39,729
CubeSmart	200	6,296
Digital Realty Trust, Inc. (b)	30	3,592
Douglas Emmett, Inc.	1,200	52,680
Duke Realty Corp.	2,400	83,208
EPR Properties	500	35,320
Equity Commonwealth	1,567	51,445
Equity Residential	600	48,552
Essex Property Trust, Inc.	113	33,997
Extra Space Storage, Inc.	370	39,079
Federal Realty Investment Trust	720	92,686
Gaming and Leisure Properties, Inc.	6,100	262,605
Healthpeak Properties, Inc.	2,700	93,069
Highwoods Properties, Inc.	800	39,128
Host Hotels & Resorts, Inc.	9,703	179,991
Hudson Pacific Properties, Inc.	300	11,295
Iron Mountain, Inc.	4,400	140,228
JBG SMITH Properties	19	758
Kilroy Realty Corp.	100	8,390
Kimco Realty Corp.	4,900	101,479
Liberty Property Trust	170	10,209
Life Storage, Inc.	400	43,312
The Macerich Co. (b)	882	23,743
Medical Properties Trust, Inc.	300	6,333
MFA Financial, Inc.	19,700	150,705
Mid-America Apartment Communities, Inc.	1,423	187,637
National Retail Properties, Inc.	300	16,086
New Residential Investment Corp. (b)	5,800	93,438
Omega Healthcare Investors, Inc.	2,000	84,700
Outfront Media, Inc.	3,300	88,506
Paramount Group, Inc.	2,600	36,192
Park Hotels & Resorts, Inc.	2,900	75,023
Prologis, Inc.	2,493	222,226
Public Storage	510	108,610
Realty Income Corp.	900	66,267

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Retail Properties of America, Inc. Class A	3,300	$44,220
Service Properties Trust	3,140	76,396
Simon Property Group, Inc.	930	138,533
SL Green Realty Corp.	180	16,538
Spirit Realty Capital, Inc.	240	11,803
Starwood Property Trust, Inc.	5,600	139,216
STORE Capital Corp.	500	18,620
Sun Communities, Inc.	100	15,010
Two Harbors Investment Corp.	9,050	132,311
UDR, Inc.	300	14,010
Ventas, Inc.	1,400	80,836
VEREIT, Inc.	900	8,316
VICI Properties, Inc.	4,200	107,310
Vornado Realty Trust	2,538	168,777
Weingarten Realty Investors	3,100	96,844
Welltower, Inc.	1,100	89,958
WP Carey, Inc.	800	64,032
		4,482,486
Savings & Loans — 0.1%
New York Community Bancorp, Inc.	7,690	92,434
People’s United Financial, Inc.	600	10,140
Sterling Bancorp	1,700	35,836
		138,410
		31,521,419
Industrial — 8.8%
Aerospace & Defense — 1.0%
Arconic, Inc.	3,100	95,387
General Dynamics Corp.	1,440	253,944
L3 Harris Technologies, Inc.	727	143,852
Raytheon Co.	1,190	261,491
Spirit AeroSystems Holdings, Inc. Class A	500	36,440
United Technologies Corp.	2,390	357,926
		1,149,040
Building Materials — 0.5%
Eagle Materials, Inc.	600	54,396
Fortune Brands Home & Security, Inc.	200	13,068
Johnson Controls International PLC	3,329	135,524
Lennox International, Inc.	30	7,319
Masco Corp.	5,600	268,744
MDU Resources Group, Inc.	2,400	71,304
Owens Corning	200	13,024
		563,379
Electrical Components & Equipment — 0.7%
Acuity Brands, Inc.	250	34,500
AMETEK, Inc.	300	29,922
Emerson Electric Co.	9,000	686,340
Hubbell, Inc.	260	38,433
		789,195
Electronics — 1.4%
ADT, Inc. (b)	22,300	176,839
Agilent Technologies, Inc.	1,100	93,841
Allegion PLC	910	113,331
Arrow Electronics, Inc. (a)	500	42,370
Avnet, Inc.	1,700	72,148
FLIR Systems, Inc.	500	26,035
Fortive Corp.	1,300	99,307
Garmin Ltd.	500	48,780
Gentex Corp.	4,400	127,512
Honeywell International, Inc.	3,470	614,190
Jabil, Inc.	2,100	86,793
National Instruments Corp.	1,500	63,510
nVent Electric PLC	1,519	38,856
PerkinElmer, Inc.	10	971
Trimble, Inc. (a)	200	8,338
		1,612,821
Engineering & Construction — 0.1%
AECOM (a)	2,311	99,674
frontdoor, Inc. (a)	800	37,936
Jacobs Engineering Group, Inc.	100	8,983
		146,593
Environmental Controls — 0.5%
Clean Harbors, Inc. (a)	600	51,450
Pentair PLC	1,019	46,741
Republic Services, Inc.	2,690	241,105
Waste Management, Inc.	1,400	159,544
		498,840
Hand & Machine Tools — 0.2%
Lincoln Electric Holdings, Inc.	600	58,038
Regal Beloit Corp.	600	51,366
Snap-on, Inc.	360	60,984
Stanley Black & Decker, Inc.	5	829
		171,217
Machinery – Construction & Mining — 1.2%
Caterpillar, Inc.	9,000	1,329,120
Oshkosh Corp.	300	28,395
		1,357,515
Machinery – Diversified — 0.6%
AGCO Corp.	566	43,723
Crane Co.	120	10,366
Curtiss-Wright Corp.	220	30,996
Deere & Co.	1,950	337,857
Dover Corp.	560	64,546
Flowserve Corp.	600	29,862
Gardner Denver Holdings, Inc. (a)	1,800	66,024
GrafTech International Ltd.	7,200	83,664
IDEX Corp.	200	34,400
Roper Technologies, Inc.	10	3,542
		704,980

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Metal Fabricate & Hardware — 0.1%
The Timken Co.	1,700	$95,727
Miscellaneous – Manufacturing — 1.1%
3M Co.	2,370	418,115
AptarGroup, Inc.	600	69,372
Carlisle Cos., Inc.	370	59,881
Eaton Corp. PLC	3,072	290,980
General Electric Co.	1,090	12,164
Hexcel Corp.	1,100	80,641
Ingersoll-Rand PLC	240	31,901
ITT, Inc.	400	29,564
Parker-Hannifin Corp.	1,200	246,984
Textron, Inc.	200	8,920
Trinity Industries, Inc.	800	17,720
		1,266,242
Packaging & Containers — 0.4%
Ardagh Group SA	400	7,832
Berry Global Group, Inc. (a)	2,100	99,729
Crown Holdings, Inc. (a)	600	43,524
Graphic Packaging Holding Co.	2,900	48,285
O-I Glass, Inc.	3,000	35,790
Packaging Corp. of America	300	33,597
Silgan Holdings, Inc.	900	27,972
Sonoco Products Co.	800	49,376
WestRock Co.	1,440	61,790
		407,895
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	180	45,158
Transportation — 1.0%
C.H. Robinson Worldwide, Inc.	700	54,740
CSX Corp.	8,300	600,588
Expeditors International of Washington, Inc.	600	46,812
FedEx Corp.	60	9,073
Landstar System, Inc.	440	50,103
Norfolk Southern Corp.	850	165,010
Ryder System, Inc.	790	42,905
XPO Logistics, Inc. (a)	1,200	95,640
		1,064,871
		9,873,473
Technology — 6.7%
Computers — 2.0%
Amdocs Ltd.	1,000	72,190
CACI International, Inc. Class A (a)	210	52,498
Cognizant Technology Solutions Corp. Class A	4,600	285,292
Dell Technologies C (a)	793	40,752
DXC Technology Co.	2,700	101,493
Hewlett Packard Enterprise Co.	16,800	266,448
HP, Inc.	18,300	376,065
International Business Machines Corp.	6,480	868,579
Leidos Holdings, Inc.	1,650	161,519
Western Digital Corp.	36	2,285
		2,227,121
Office & Business Equipment — 0.1%
Xerox Holdings Corp. (a)	2,814	103,752
Semiconductors — 4.3%
Analog Devices, Inc.	520	61,797
Applied Materials, Inc.	7,700	470,008
Cypress Semiconductor Corp.	1,700	39,661
Intel Corp.	37,700	2,256,345
Lam Research Corp.	330	96,492
Maxim Integrated Products, Inc.	3,400	209,134
Micron Technology, Inc. (a)	19,000	1,021,820
ON Semiconductor Corp. (a)	2,700	65,826
Qorvo, Inc. (a)	2,340	271,978
Skyworks Solutions, Inc.	2,990	361,431
		4,854,492
Software — 0.3%
Activision Blizzard, Inc.	2,400	142,608
Akamai Technologies, Inc. (a)	600	51,828
Cerence, Inc. (a)	75	1,697
Citrix Systems, Inc.	490	54,341
Electronic Arts, Inc. (a)	1,050	112,886
Nuance Communications, Inc. (a)	600	10,698
SS&C Technologies Holdings, Inc	100	6,140
Zynga, Inc. Class A (a)	2,700	16,524
		396,722
		7,582,087
Utilities — 5.5%
Electric — 5.3%
AES Corp.	15,200	302,480
Alliant Energy Corp.	1,000	54,720
Ameren Corp.	660	50,688
American Electric Power Co., Inc.	2,530	239,110
Avangrid, Inc.	900	46,044
CenterPoint Energy, Inc.	2,000	54,540
CMS Energy Corp.	1,200	75,408
Consolidated Edison, Inc.	1,760	159,227
Dominion Energy, Inc.	985	81,578
DTE Energy Co.	650	84,415
Duke Energy Corp.	1,114	101,608
Edison International	780	58,820
Entergy Corp.	610	73,078
Evergy, Inc.	4,460	290,301
Eversource Energy	881	74,947
Exelon Corp.	11,975	545,940
FirstEnergy Corp.	9,127	443,572
Hawaiian Electric Industries, Inc.	2,200	103,092
IDACORP, Inc.	400	42,720
NextEra Energy, Inc.	522	126,408

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
NRG Energy, Inc.	9,600	$381,600
OGE Energy Corp.	600	26,682
Pinnacle West Capital Corp.	1,260	113,312
PPL Corp.	12,600	452,088
Public Service Enterprise Group, Inc.	5,400	318,870
Sempra Energy	1,800	272,664
The Southern Co.	13,550	863,135
Vistra Energy Corp.	12,600	289,674
WEC Energy Group, Inc.	1,120	103,298
Xcel Energy, Inc.	2,020	128,250
		5,958,269
Gas — 0.2%
Atmos Energy Corp.	250	27,965
National Fuel Gas Co.	2,250	104,715
NiSource, Inc.	490	13,642
UGI Corp.	435	19,644
		165,966
Water — 0.0%
American Water Works Co., Inc.	180	22,113
Aqua America, Inc.	125	5,867
		27,980
		6,152,215

TOTAL COMMON STOCK (Cost $102,845,418)		110,903,193

TOTAL EQUITIES (Cost $102,845,418)		110,903,193

MUTUAL FUNDS — 0.1%
Diversified Financial Services — 0.1%
State Street Navigator Securities Lending Prime Portfolio (c)	155,166	155,166

TOTAL MUTUAL FUNDS (Cost $155,166)		155,166

TOTAL LONG-TERM INVESTMENTS (Cost $103,000,584)		111,058,359

	Principal Amount
SHORT-TERM INVESTMENTS — 1.7%
Repurchase Agreement — 1.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/19, 0.800%, due 1/02/20 (d)	$1,863,644	$1,863,644

TOTAL SHORT-TERM INVESTMENTS (Cost $1,863,644)		1,863,644

TOTAL INVESTMENTS — 100.3% (Cost $104,864,228) (e)		112,922,003

Other Assets/(Liabilities) — (0.3)%		(281,890)

NET ASSETS — 100.0%		$112,640,113

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2019, was $766,507 or 0.68% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The fund received $627,042 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $1,863,727. Collateralized by U.S. Government Agency obligations with a rate of 2.875%, maturity date of 10/15/21, and an aggregate market value, including accrued interest, of $1,902,436.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Main Street Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.7%

COMMON STOCK — 97.7%
Basic Materials — 0.6%
Chemicals — 0.6%
Ecolab, Inc.	3,560	$687,044
Communications — 15.8%
Internet — 11.7%
Alphabet, Inc. Class A (a)	1,887	2,527,429
Amazon.com, Inc. (a)	2,425	4,481,012
Booking Holdings, Inc. (a)	1,380	2,834,148
Facebook, Inc. Class A (a)	23,016	4,724,034
		14,566,623
Telecommunications — 4.1%
Motorola Solutions, Inc.	16,551	2,667,028
Verizon Communications, Inc.	40,280	2,473,192
		5,140,220
		19,706,843
Consumer, Cyclical — 8.6%
Auto Manufacturers — 0.6%
General Motors Co.	21,070	771,162
Distribution & Wholesale — 1.1%
Fastenal Co.	36,163	1,336,223
Home Builders — 0.8%
D.R. Horton, Inc.	19,104	1,007,736
Retail — 6.1%
Best Buy Co., Inc.	19,319	1,696,208
The Home Depot, Inc.	11,571	2,526,875
O’Reilly Automotive, Inc. (a)	2,323	1,018,078
Starbucks Corp.	12,724	1,118,694
Ulta Salon Cosmetics & Fragrance, Inc. (a)	5,051	1,278,610
		7,638,465
		10,753,586
Consumer, Non-cyclical — 24.0%
Beverages — 1.7%
Anheuser-Busch InBev SA/NV	12,564	1,030,267
Constellation Brands, Inc. Class A	5,786	1,097,893
		2,128,160
Biotechnology — 0.8%
Gilead Sciences, Inc.	14,270	927,265
Commercial Services — 1.8%
S&P Global, Inc.	8,142	2,223,173
Cosmetics & Personal Care — 3.6%
The Procter & Gamble Co.	35,734	4,463,177
Health Care – Products — 4.4%
Boston Scientific Corp. (a)	15,751	712,260
Thermo Fisher Scientific, Inc.	6,270	2,036,935
Zimmer Biomet Holdings, Inc.	18,516	2,771,475
		5,520,670
Health Care – Services — 4.5%
Laboratory Corp. of America Holdings (a)	3,150	532,886
UnitedHealth Group, Inc.	17,430	5,124,071
		5,656,957
Household Products & Wares — 0.6%
Church & Dwight Co., Inc.	10,814	760,657
Pharmaceuticals — 6.6%
AstraZeneca PLC Sponsored ADR	44,370	2,212,288
Elanco Animal Health, Inc. (a)	69,903	2,058,643
Merck & Co., Inc.	43,670	3,971,787
		8,242,718
		29,922,777
Energy — 5.3%
Oil & Gas — 2.6%
Suncor Energy, Inc.	97,998	3,214,334
Oil & Gas Services — 1.3%
Schlumberger Ltd.	40,078	1,611,136
Pipelines — 1.4%
Magellan Midstream Partners LP (b)	27,939	1,756,525
		6,581,995
Financial — 20.8%
Banks — 6.2%
Danske Bank A/S	52,451	848,259
JP Morgan Chase & Co.	44,405	6,190,057
SVB Financial Group (a)	2,742	688,351
		7,726,667
Diversified Financial Services — 5.4%
Capital One Financial Corp.	32,912	3,386,974
Intercontinental Exchange, Inc.	17,086	1,581,309
Mastercard, Inc. Class A	5,221	1,558,939
Tradeweb Markets, Inc. Class A	5,254	243,523
		6,770,745
Insurance — 6.3%
Berkshire Hathaway, Inc. Class B (a)	19,040	4,312,560
Equitable Holdings, Inc.	95,436	2,364,904
Fidelity National Financial, Inc.	13,080	593,178
The Progressive Corp.	8,810	637,756
		7,908,398
Real Estate Investment Trusts (REITS) — 2.9%
Prologis, Inc.	40,443	3,605,089
		26,010,899
Industrial — 7.5%
Aerospace & Defense — 3.0%
Lockheed Martin Corp.	9,503	3,700,278

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electronics — 1.8%
Honeywell International, Inc.	12,706	$2,248,962
Environmental Controls — 0.7%
Republic Services, Inc.	10,277	921,127
Hand & Machine Tools — 0.2%
Stanley Black & Decker, Inc.	1,204	199,551
Transportation — 1.8%
C.H. Robinson Worldwide, Inc.	4,605	360,111
Union Pacific Corp.	10,530	1,903,719
		2,263,830
		9,333,748
Technology — 13.4%
Computers — 1.0%
Amdocs Ltd.	17,217	1,242,895
Semiconductors — 4.6%
Applied Materials, Inc.	43,055	2,628,078
QUALCOMM, Inc.	25,540	2,253,394
Texas Instruments, Inc.	6,680	856,977
		5,738,449
Software — 7.8%
Microsoft Corp.	61,790	9,744,283
		16,725,627
Utilities — 1.7%
Electric — 1.2%
Duke Energy Corp.	16,465	1,501,773
Gas — 0.5%
UGI Corp.	14,503	654,955
		2,156,728

TOTAL COMMON STOCK (Cost $100,614,609)		121,879,247

TOTAL EQUITIES (Cost $100,614,609)		121,879,247

TOTAL LONG-TERM INVESTMENTS (Cost $100,614,609)		121,879,247

	Principal Amount
SHORT-TERM INVESTMENTS — 1.4%
Repurchase Agreement — 1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/19, 0.800%, due 1/02/20 (c)	$1,776,737	$1,776,737

TOTAL SHORT-TERM INVESTMENTS (Cost $1,776,737)		1,776,737

TOTAL INVESTMENTS — 99.1% (Cost $102,391,346) (d)		123,655,984

Other Assets/(Liabilities) — 0.9%		1,124,543

NET ASSETS — 100.0%		$124,780,527

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is a Master Limited Partnership.
(c)	Maturity value of $1,776,816. Collateralized by U.S. Government Agency obligations with a rate of 2.875%, maturity date of 10/15/21, and an aggregate market value, including accrued interest, of $1,815,027.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.1%

COMMON STOCK — 96.1%
Basic Materials — 0.6%
Chemicals — 0.5%
Axalta Coating Systems Ltd. (a)	2,500	$76,000
CF Industries Holdings, Inc.	2,800	133,672
Ecolab, Inc.	148	28,563
Element Solutions, Inc. (a)	2,000	23,360
NewMarket Corp.	210	102,169
PPG Industries, Inc.	1,310	174,872
The Sherwin-Williams Co.	1,510	881,145
		1,419,781
Mining — 0.1%
Southern Copper Corp.	2,802	119,029
		1,538,810
Communications — 18.7%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	2,800	64,680
Omnicom Group, Inc.	3,900	315,978
		380,658
Internet — 14.9%
Alphabet, Inc. Class A (a)	4,769	6,387,551
Alphabet, Inc. Class C (a)	5,119	6,844,205
Amazon.com, Inc. (a)	6,461	11,938,894
Booking Holdings, Inc. (a)	935	1,920,238
CDW Corp.	4,500	642,780
eBay, Inc.	32,400	1,169,964
Etsy, Inc. (a)	2,500	110,750
Expedia Group, Inc.	2,052	221,903
F5 Networks, Inc. (a)	1,450	202,493
Facebook, Inc. Class A (a)	38,850	7,973,962
GoDaddy, Inc. Class A (a)	1,800	122,256
IAC/InterActiveCorp (a)	240	59,786
Match Group, Inc. (b)	4,300	353,073
Netflix, Inc. (a)	1,127	364,663
Okta, Inc. (a)	10	1,154
RingCentral, Inc. Class A (a)	1,100	185,537
TripAdvisor, Inc.	2,200	66,836
Twitter, Inc. (a)	200	6,410
VeriSign, Inc. (a)	1,270	244,704
Zendesk, Inc. (a)	100	7,663
		38,824,822
Media — 1.5%
Altice USA, Inc. Class A (a)	10,000	273,400
AMC Networks, Inc. Class A (a)	4,300	169,850
Charter Communications, Inc. Class A (a)	1,280	620,902
Comcast Corp. Class A	42,100	1,893,237
FactSet Research Systems, Inc.	370	99,271
Fox Corp. Class B	1,600	58,240
Nexstar Media Group, Inc. Class A	710	83,248
Sinclair Broadcast Group, Inc. Class A	6,600	220,044
Sirius XM Holdings, Inc. (b)	20,300	145,145
ViacomCBS, Inc. Class B	6,300	264,411
		3,827,748
Telecommunications — 2.2%
Arista Networks, Inc. (a)	780	158,652
Cisco Systems, Inc.	97,300	4,666,508
Corning, Inc.	2,900	84,419
Motorola Solutions, Inc.	1,480	238,487
T-Mobile US, Inc. (a)	4,200	329,364
Ubiquiti, Inc. (b)	1,160	219,217
		5,696,647
		48,729,875
Consumer, Cyclical — 9.6%
Airlines — 0.4%
Alaska Air Group, Inc.	1,500	101,625
Delta Air Lines, Inc.	2,700	157,896
JetBlue Airways Corp. (a)	7,700	144,144
Southwest Airlines Co.	6,300	340,074
United Airlines Holdings, Inc. (a)	3,300	290,697
		1,034,436
Apparel — 0.8%
Capri Holdings Ltd. (a)	2,400	91,560
Carter’s, Inc.	100	10,934
Hanesbrands, Inc.	18,800	279,180
NIKE, Inc. Class B	14,570	1,476,087
Skechers U.S.A., Inc. Class A (a)	4,210	181,830
VF Corp.	1,300	129,558
		2,169,149
Auto Manufacturers — 0.0%
Tesla, Inc. (a)	60	25,100
Auto Parts & Equipment — 0.1%
Allison Transmission Holdings, Inc.	5,700	275,424
Aptiv PLC	300	28,491
		303,915
Distribution & Wholesale — 0.2%
Copart, Inc. (a)	3,300	300,102
Fastenal Co.	3,600	133,020
IAA, Inc. (a)	300	14,118
KAR Auction Services, Inc. (b)	700	15,253
W.W. Grainger, Inc.	200	67,704
		530,197
Entertainment — 0.1%
Live Nation Entertainment, Inc. (a)	500	35,735
The Madison Square Garden Co. Class A (a)	3	882

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Six Flags Entertainment Corp.	1,900	$85,709
		122,326
Home Builders — 0.2%
Lennar Corp. Class A	400	22,316
NVR, Inc. (a)	140	533,177
		555,493
Home Furnishing — 0.0%
Tempur Sealy International, Inc. (a)	1,200	104,472
Housewares — 0.0%
The Scotts Miracle-Gro Co.	800	84,944
The Toro Co.	60	4,780
		89,724
Leisure Time — 0.1%
Norwegian Cruise Line Holdings Ltd. (a)	400	23,364
Planet Fitness, Inc. Class A (a)	1,400	104,552
Polaris, Inc.	1,500	152,550
		280,466
Lodging — 0.7%
Choice Hotels International, Inc.	700	72,401
Hilton Grand Vacations, Inc. (a)	4,000	137,560
Hilton Worldwide Holdings, Inc.	5,100	565,641
Las Vegas Sands Corp.	3,400	234,736
Marriott International, Inc. Class A	4,577	693,095
MGM Resorts International	400	13,308
Wyndham Hotels & Resorts, Inc.	50	3,141
Wynn Resorts Ltd.	750	104,152
		1,824,034
Retail — 6.9%
AutoZone, Inc. (a)	438	521,794
Best Buy Co., Inc.	3,200	280,960
Burlington Stores, Inc. (a)	1,160	264,515
CarMax, Inc. (a)	1,100	96,437
Chipotle Mexican Grill, Inc. (a)	73	61,109
Costco Wholesale Corp.	4,550	1,337,336
Darden Restaurants, Inc.	2,080	226,741
Dollar General Corp.	4,040	630,159
Dollar Tree, Inc. (a)	27	2,539
Domino’s Pizza, Inc.	20	5,876
Dunkin’ Brands Group, Inc.	700	52,878
The Home Depot, Inc.	12,980	2,834,572
L Brands, Inc.	3,900	70,668
Lowe’s Cos., Inc.	26,440	3,166,455
Lululemon Athletica, Inc. (a)	1,410	326,655
McDonald’s Corp.	780	154,136
Nordstrom, Inc. (b)	8,800	360,184
O’Reilly Automotive, Inc. (a)	2,640	1,157,006
Ross Stores, Inc.	9,380	1,092,020
Starbucks Corp.	27,600	2,426,592
Target Corp.	1,930	247,445
The TJX Cos., Inc.	25,940	1,583,896
Tractor Supply Co.	1,530	142,963
The Wendy’s Co.	5,300	117,713
Williams-Sonoma, Inc.	1,500	110,160
Yum China Holdings, Inc.	5,200	249,652
Yum! Brands, Inc.	3,670	369,679
		17,890,140
Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	1,180	124,620
		25,054,072
Consumer, Non-cyclical — 21.2%
Agriculture — 0.7%
Altria Group, Inc.	34,270	1,710,416
Beverages — 2.0%
Brown-Forman Corp. Class A	1,600	100,432
Brown-Forman Corp. Class B	1,717	116,069
The Coca-Cola Co.	45,360	2,510,676
Monster Beverage Corp. (a)	3,650	231,958
PepsiCo, Inc.	15,939	2,178,383
		5,137,518
Biotechnology — 2.6%
Alexion Pharmaceuticals, Inc. (a)	6,100	659,715
Amgen, Inc.	15,810	3,811,317
Biogen, Inc. (a)	2,410	715,119
Exelixis, Inc. (a)	3,400	59,908
Gilead Sciences, Inc.	5,520	358,689
Illumina, Inc. (a)	20	6,635
Incyte Corp. (a)	3,200	279,424
Regeneron Pharmaceuticals, Inc. (a)	390	146,437
Vertex Pharmaceuticals, Inc. (a)	4,100	897,695
		6,934,939
Commercial Services — 3.1%
Automatic Data Processing, Inc.	7,380	1,258,290
Booz Allen Hamilton Holding Corp.	3,600	256,068
Cintas Corp.	770	207,192
CoreLogic, Inc. (a)	1,600	69,936
CoStar Group, Inc. (a)	10	5,983
Euronet Worldwide, Inc. (a)	1,340	211,130
FleetCor Technologies, Inc. (a)	1,170	336,632
Gartner, Inc. (a)	10	1,541
Global Payments, Inc.	1	183
Grand Canyon Education, Inc. (a)	100	9,579
H&R Block, Inc. (b)	10,400	244,192
Moody’s Corp.	2,860	678,993
Nielsen Holdings PLC	4,000	81,200
PayPal Holdings, Inc. (a)	16,900	1,828,073
Quanta Services, Inc.	1,200	48,852
Robert Half International, Inc.	7,800	492,570
Rollins, Inc.	1,500	49,740
S&P Global, Inc.	5,010	1,367,980

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sabre Corp.	1,000	$22,440
Square, Inc. Class A (a)	100	6,256
TransUnion	3,800	325,318
United Rentals, Inc. (a)	1,540	256,826
Verisk Analytics, Inc.	2,830	422,632
		8,181,606
Cosmetics & Personal Care — 0.2%
The Estee Lauder Cos., Inc. Class A	540	111,532
The Procter & Gamble Co.	2,580	322,242
		433,774
Foods — 1.0%
Campbell Soup Co.	2,600	128,492
Grocery Outlet Holding Corp. (a) (b)	2,600	84,370
The Hershey Co.	3,420	502,672
Kellogg Co.	2,840	196,414
Pilgrim’s Pride Corp. (a)	4,500	147,217
Post Holdings, Inc. (a)	880	96,008
Sprouts Farmers Market, Inc. (a)	10,000	193,500
Sysco Corp.	13,400	1,146,236
		2,494,909
Health Care – Products — 2.2%
Abbott Laboratories	5,100	442,986
ABIOMED, Inc. (a)	400	68,236
Align Technology, Inc. (a)	1,480	412,979
Baxter International, Inc.	2,620	219,084
Boston Scientific Corp. (a)	7,500	339,150
Bruker Corp.	1,800	91,746
Edwards Lifesciences Corp. (a)	3,100	723,199
Henry Schein, Inc. (a)	180	12,010
Hill-Rom Holdings, Inc.	720	81,742
IDEXX Laboratories, Inc. (a)	1,520	396,918
Intuitive Surgical, Inc. (a)	858	507,207
ResMed, Inc.	1,860	288,244
Stryker Corp.	4,810	1,009,811
Thermo Fisher Scientific, Inc.	3,180	1,033,086
Varian Medical Systems, Inc. (a)	310	44,023
		5,670,421
Health Care – Services — 2.5%
Anthem, Inc.	1,340	404,720
Centene Corp. (a)	6,202	389,920
Charles River Laboratories International, Inc. (a)	800	122,208
Chemed Corp.	440	193,274
Encompass Health Corp.	2,100	145,467
HCA Healthcare, Inc.	2,420	357,700
Humana, Inc.	480	175,930
IQVIA Holdings, Inc. (a)	40	6,180
Molina Healthcare, Inc. (a)	1,460	198,107
UnitedHealth Group, Inc.	15,830	4,653,704
WellCare Health Plans, Inc. (a)	70	23,115
		6,670,325
Household Products & Wares — 0.3%
Avery Dennison Corp.	2,540	332,283
Church & Dwight Co., Inc.	220	15,475
The Clorox Co.	3,180	488,257
		836,015
Pharmaceuticals — 6.6%
AbbVie, Inc.	40,483	3,584,365
AmerisourceBergen Corp.	5,060	430,201
Becton Dickinson and Co.	13	3,536
Bristol-Myers Squibb Co.	31,580	2,027,120
Cigna Corp.	1,851	378,511
Eli Lilly & Co.	27,550	3,620,897
Herbalife Nutrition Ltd. (a)	760	36,229
Horizon Therapeutics PLC (a)	4,200	152,040
Jazz Pharmaceuticals PLC (a)	1,760	262,733
Johnson & Johnson	6,990	1,019,631
McKesson Corp.	1,550	214,396
Merck & Co., Inc.	47,600	4,329,220
PRA Health Sciences, Inc. (a)	1,700	188,955
Zoetis, Inc.	8,100	1,072,035
		17,319,869
		55,389,792
Energy — 0.2%
Oil & Gas — 0.2%
Cabot Oil & Gas Corp.	18,300	318,603
Parsley Energy, Inc. Class A	100	1,891
Pioneer Natural Resources Co.	600	90,822
		411,316
Pipelines — 0.0%
ONEOK, Inc.	1,300	98,371
		509,687
Financial — 8.2%
Banks — 0.1%
CIT Group, Inc.	2,400	109,512
Comerica, Inc.	900	64,575
SVB Financial Group (a)	80	20,083
Synovus Financial Corp.	1,600	62,720
Western Alliance Bancorp	1,600	91,200
		348,090
Diversified Financial Services — 5.4%
Air Lease Corp.	100	4,752
Alliance Data Systems Corp.	1,840	206,448
American Express Co.	1,680	209,143
Ameriprise Financial, Inc.	1,550	258,199
The Charles Schwab Corp.	5,000	237,800
Credit Acceptance Corp. (a) (b)	70	30,963
Discover Financial Services	3,500	296,870
E*TRADE Financial Corp.	2,200	99,814
Evercore, Inc. Class A	2,200	164,472
Intercontinental Exchange, Inc.	1,250	115,688

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Lazard Ltd. Class A	2,800	$111,888
LPL Financial Holdings, Inc.	2,600	239,850
Mastercard, Inc. Class A	19,380	5,786,674
Raymond James Financial, Inc.	800	71,568
SEI Investments Co.	400	26,192
Synchrony Financial	8,900	320,489
T. Rowe Price Group, Inc.	1,850	225,404
TD Ameritrade Holding Corp.	2,100	104,370
Visa, Inc. Class A	27,690	5,202,951
The Western Union Co. (b)	9,520	254,946
		13,968,481
Insurance — 0.9%
Aon PLC	5,450	1,135,180
Arch Capital Group Ltd. (a)	3,800	162,982
Athene Holding Ltd. Class A (a)	1,600	75,248
Erie Indemnity Co. Class A (b)	70	11,620
Everest Re Group Ltd.	30	8,305
Marsh & McLennan Cos., Inc.	910	101,383
Primerica, Inc.	670	87,475
The Progressive Corp.	6,500	470,535
The Travelers Cos., Inc.	1,390	190,361
Voya Financial, Inc.	2,000	121,960
		2,365,049
Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	3,500	214,515
Jones Lang LaSalle, Inc.	160	27,854
		242,369
Real Estate Investment Trusts (REITS) — 1.7%
American Tower Corp.	7,025	1,614,485
Brookfield Property REIT, Inc. Class A	4,700	86,692
Colony Capital, Inc.	3,400	16,150
CoreSite Realty Corp.	1,660	186,119
Crown Castle International Corp.	5,180	736,337
Equinix, Inc.	127	74,130
Equity LifeStyle Properties, Inc.	200	14,078
Extra Space Storage, Inc.	1,760	185,891
Lamar Advertising Co. Class A	2,000	178,520
Outfront Media, Inc.	800	21,456
Public Storage	1,160	247,034
Simon Property Group, Inc.	6,959	1,036,613
		4,397,505
		21,321,494
Industrial — 8.5%
Aerospace & Defense — 2.5%
The Boeing Co.	3,560	1,159,706
General Dynamics Corp.	470	82,884
HEICO Corp.	642	73,284
HEICO Corp. Class A	1,288	115,315
L3 Harris Technologies, Inc.	720	142,466
Lockheed Martin Corp.	7,350	2,861,943
Northrop Grumman Corp.	2,840	976,875
Raytheon Co.	3,050	670,207
Spirit AeroSystems Holdings, Inc. Class A	3,400	247,792
TransDigm Group, Inc.	540	302,400
		6,632,872
Building Materials — 0.1%
Armstrong World Industries, Inc.	600	56,382
Eagle Materials, Inc.	3,310	300,085
Fortune Brands Home & Security, Inc.	200	13,068
Lennox International, Inc.	10	2,440
		371,975
Electrical Components & Equipment — 0.2%
Acuity Brands, Inc.	340	46,920
AMETEK, Inc.	1,175	117,194
Emerson Electric Co.	110	8,389
Hubbell, Inc.	660	97,561
Universal Display Corp.	1,040	214,313
		484,377
Electronics — 1.2%
Allegion PLC	1,570	195,528
Amphenol Corp. Class A	4,960	536,821
Fortive Corp.	960	73,334
Honeywell International, Inc.	5,460	966,420
Jabil, Inc.	4,000	165,320
Keysight Technologies, Inc. (a)	3,800	389,994
Mettler-Toledo International, Inc. (a)	600	475,968
National Instruments Corp.	600	25,404
Sensata Technologies Holding PLC (a)	1,300	70,031
Waters Corp. (a)	1,360	317,764
		3,216,584
Environmental Controls — 0.3%
Waste Management, Inc.	6,320	720,227
Hand & Machine Tools — 0.0%
Lincoln Electric Holdings, Inc.	500	48,365
Machinery – Construction & Mining — 0.1%
Caterpillar, Inc.	890	131,435
Machinery – Diversified — 0.5%
Dover Corp.	280	32,273
Graco, Inc.	3,390	176,280
IDEX Corp.	520	89,440
Rockwell Automation, Inc.	4,100	830,947
Roper Technologies, Inc.	130	46,050
Xylem, Inc.	500	39,395
		1,214,385
Miscellaneous – Manufacturing — 1.4%
3M Co.	8,550	1,508,391
Carlisle Cos., Inc.	690	111,669
Hexcel Corp.	1,800	131,958

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Illinois Tool Works, Inc.	10,600	$1,904,078
Ingersoll-Rand PLC	30	3,988
		3,660,084
Packaging & Containers — 0.2%
Ball Corp.	1,700	109,939
Berry Global Group, Inc. (a)	3,800	180,462
Crown Holdings, Inc. (a)	2,600	188,604
Sealed Air Corp.	1,400	55,762
		534,767
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	130	32,615
Transportation — 2.0%
C.H. Robinson Worldwide, Inc.	1,900	148,580
CSX Corp.	6,200	448,632
Expeditors International of Washington, Inc.	2,000	156,040
Landstar System, Inc.	1,360	154,863
Norfolk Southern Corp.	160	31,061
Old Dominion Freight Line, Inc.	300	56,934
Union Pacific Corp.	11,130	2,012,193
United Parcel Service, Inc. Class B	17,090	2,000,555
XPO Logistics, Inc. (a)	2,700	215,190
		5,224,048
		22,271,734
Technology — 29.1%
Computers — 10.9%
Accenture PLC Class A	11,390	2,398,392
Apple, Inc.	74,483	21,871,933
Cognizant Technology Solutions Corp. Class A	500	31,010
Dell Technologies C (a)	2,148	110,386
EPAM Systems, Inc. (a)	1,150	243,984
Fortinet, Inc. (a)	3,800	405,688
Genpact Ltd.	1,700	71,689
HP, Inc.	6,600	135,630
International Business Machines Corp.	19,480	2,611,099
NCR Corp. (a)	5,600	196,896
NetApp, Inc.	9,100	566,475
		28,643,182
Office & Business Equipment — 0.1%
Zebra Technologies Corp. Class A (a)	1,060	270,767
Semiconductors — 5.3%
Advanced Micro Devices, Inc. (a)	400	18,344
Analog Devices, Inc.	395	46,942
Applied Materials, Inc.	16,600	1,013,264
Broadcom, Inc.	6,590	2,082,572
KLA Corp.	5,250	935,392
Lam Research Corp.	3,930	1,149,132
Maxim Integrated Products, Inc.	2,400	147,624
NVIDIA Corp.	4,430	1,042,379
QUALCOMM, Inc.	37,800	3,335,094
Skyworks Solutions, Inc.	1,510	182,529
Teradyne, Inc.	5,300	361,407
Texas Instruments, Inc.	24,610	3,157,217
Xilinx, Inc.	4,130	403,790
		13,875,686
Software — 12.8%
Adobe, Inc. (a)	6,250	2,061,312
Akamai Technologies, Inc. (a)	2,100	181,398
ANSYS, Inc. (a)	450	115,835
Aspen Technology, Inc. (a)	2,180	263,627
Atlassian Corp. PLC Class A (a)	660	79,424
Autodesk, Inc. (a)	10	1,835
Broadridge Financial Solutions, Inc.	2,000	247,080
Cadence Design Systems, Inc. (a)	9,500	658,920
CDK Global, Inc.	200	10,936
Cerner Corp.	2,200	161,458
Citrix Systems, Inc.	3,580	397,022
Dropbox, Inc. Class A (a)	4,000	71,640
Electronic Arts, Inc. (a)	7,280	782,673
Fair Isaac Corp. (a)	1,190	445,869
Fidelity National Information Services, Inc.	1,177	163,709
Fiserv, Inc. (a)	294	33,995
Intuit, Inc.	4,540	1,189,162
Jack Henry & Associates, Inc.	260	37,874
Manhattan Associates, Inc. (a)	2,800	223,300
Microsoft Corp.	128,360	20,242,372
MSCI, Inc.	1,080	278,834
Oracle Corp.	71,200	3,772,176
Paychex, Inc.	6,500	552,890
Paycom Software, Inc. (a)	1,020	270,055
salesforce.com, Inc. (a)	2,020	328,533
ServiceNow, Inc. (a)	230	64,934
Splunk, Inc. (a)	10	1,498
Synopsys, Inc. (a)	1,470	204,624
Take-Two Interactive Software, Inc. (a)	230	28,159
Teradata Corp. (a)	900	24,093
Twilio, Inc. Class A (a) (b)	10	983
Veeva Systems, Inc. Class A (a)	790	111,121
VMware, Inc. Class A (a) (b)	2,230	338,492
Workday, Inc. Class A (a)	10	1,645
		33,347,478
		76,137,113

TOTAL COMMON STOCK (Cost $206,549,678)		250,952,577

TOTAL EQUITIES (Cost $206,549,678)		250,952,577

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
RIGHTS — 0.0%
Consumer, Non-cyclical — 0.0%
Pharmaceuticals — 0.0%
Bristol-Myers Squibb Co., Expires 03/31/21 (a)	29,980	$90,240

TOTAL RIGHTS (Cost $63,857)		90,240

MUTUAL FUNDS — 0.3%
Diversified Financial Services — 0.3%
State Street Navigator Securities Lending Prime Portfolio (c)	857,042	857,042

TOTAL MUTUAL FUNDS (Cost $857,042)		857,042

TOTAL LONG-TERM INVESTMENTS (Cost $207,470,577)		251,899,859

	Principal Amount
SHORT-TERM INVESTMENTS — 2.0%
Repurchase Agreement — 2.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/19, 0.800%, due 1/02/20 (d)	$5,053,817	5,053,817

TOTAL SHORT-TERM INVESTMENTS (Cost $5,053,817)		5,053,817

TOTAL INVESTMENTS — 98.4% (Cost $212,524,394) (e)		256,953,676

Other Assets/(Liabilities) — 1.6%		4,266,381

NET ASSETS — 100.0%		$261,220,057
Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2019, was $2,129,885 or 0.82% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The fund received $1,332,922 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $5,054,042. Collateralized by U.S. Government Agency obligations with a rate of 2.875%, maturity date of 10/15/21, and an aggregate market value, including accrued interest, of $5,157,145.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Small Cap Opportunities Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.7%

COMMON STOCK — 99.7%
Basic Materials — 3.5%
Iron & Steel — 0.7%
Allegheny Technologies, Inc. (a)	90,402	$1,867,705
Mining — 2.8%
Compass Minerals International, Inc.	46,151	2,813,366
Kaiser Aluminum Corp.	39,667	4,398,674
		7,212,040
		9,079,745
Communications — 2.5%
Internet — 1.6%
Etsy, Inc. (a)	29,611	1,311,767
Q2 Holdings, Inc. (a)	35,058	2,842,503
		4,154,270
Media — 0.9%
Houghton Mifflin Harcourt Co. (a)	385,618	2,410,112
		6,564,382
Consumer, Cyclical — 12.7%
Airlines — 1.0%
Spirit Airlines, Inc. (a)	61,906	2,495,431
Auto Manufacturers — 0.6%
Navistar International Corp. (a)	58,034	1,679,504
Auto Parts & Equipment — 2.7%
Dorman Products, Inc. (a)	37,398	2,831,777
Visteon Corp. (a) (b)	48,282	4,180,738
		7,012,515
Entertainment — 0.5%
Cedar Fair LP (c)	23,336	1,293,748
Retail — 7.9%
AutoNation, Inc. (a)	61,924	3,011,364
BJ’s Wholesale Club Holdings, Inc. (a) (b)	143,076	3,253,548
Jack in the Box, Inc.	40,726	3,177,850
Suburban Propane Partners LP (c)	193,570	4,229,504
Texas Roadhouse, Inc.	68,469	3,856,174
The Wendy’s Co.	143,379	3,184,448
		20,712,888
		33,194,086
Consumer, Non-cyclical — 21.6%
Biotechnology — 1.0%
Emergent BioSolutions, Inc. (a)	48,537	2,618,571
Commercial Services — 6.7%
ASGN, Inc. (a)	83,805	5,947,641
Korn Ferry	127,617	5,410,961
Monro, Inc. (b)	52,258	4,086,576
Paylocity Holding Corp. (a) (b)	16,109	1,946,289
		17,391,467
Foods — 0.8%
BellRing Brands, Inc. Class A (a)	94,053	2,002,388
Health Care – Products — 6.3%
Adaptive Biotechnologies Corp. (a)	17,639	527,759
AtriCure, Inc. (a)	49,462	1,608,010
Inspire Medical Systems, Inc. (a)	43,103	3,198,674
Intersect ENT, Inc. (a)	58,449	1,455,380
Quidel Corp. (a)	39,450	2,959,933
Repligen Corp. (a)	40,924	3,785,470
Tandem Diabetes Care, Inc. (a) (b)	51,115	3,046,965
		16,582,191
Health Care – Services — 3.7%
Addus HomeCare Corp. (a)	30,690	2,983,682
LHC Group, Inc. (a)	26,142	3,601,322
Teladoc Health, Inc. (a) (b)	38,211	3,199,025
		9,784,029
Household Products & Wares — 1.5%
Acco Brands Corp.	416,949	3,902,643
Pharmaceuticals — 1.6%
Axsome Therapeutics, Inc. (a) (b)	11,250	1,162,800
G1 Therapeutics, Inc. (a) (b)	27,864	736,445
TherapeuticsMD, Inc. (a) (b)	280,391	678,546
uniQure NV (a) (b)	22,104	1,583,973
		4,161,764
		56,443,053
Energy — 4.9%
Energy – Alternate Sources — 1.4%
Renewable Energy Group, Inc. (a) (b)	138,746	3,739,205
Oil & Gas — 2.3%
Matador Resources Co. (a)	283,885	5,101,413
Range Resources Corp. (b)	158,972	771,014
		5,872,427
Pipelines — 1.2%
Noble Midstream Partners LP (c)	117,366	3,117,241
		12,728,873
Financial — 21.7%
Banks — 5.1%
The Bank of NT Butterfield & Son Ltd.	87,934	3,255,317
BankUnited, Inc.	38,092	1,392,644
Cathay General Bancorp	54,465	2,072,393
CrossFirst Bankshares, Inc. (a)	68,089	981,843
Heritage Financial Corp.	79,303	2,244,275
IBERIABANK Corp.	44,186	3,306,438
		13,252,910

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Small Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial Services — 2.9%
Federated Investors, Inc. Class B	60,784	$1,980,951
Focus Financial Partners, Inc. Class A (a)	59,068	1,740,734
Stifel Financial Corp.	64,627	3,919,627
		7,641,312
Insurance — 1.4%
ProAssurance Corp.	67,585	2,442,522
ProSight Global, Inc. (a)	75,085	1,211,121
		3,653,643
Real Estate Investment Trusts (REITS) — 6.8%
Brandywine Realty Trust	231,686	3,649,054
DiamondRock Hospitality Co.	369,070	4,089,296
EPR Properties	33,181	2,343,906
Four Corners Property Trust, Inc.	168,111	4,739,049
National Storage Affiliates Trust	87,756	2,950,357
		17,771,662
Savings & Loans — 5.5%
Berkshire Hills Bancorp, Inc.	66,965	2,201,809
OceanFirst Financial Corp.	94,910	2,424,002
Pacific Premier Bancorp, Inc.	58,403	1,904,230
Sterling Bancorp	124,639	2,627,390
WSFS Financial Corp.	119,273	5,246,819
		14,404,250
		56,723,777
Industrial — 15.2%
Building Materials — 2.7%
Masonite International Corp. (a)	42,305	3,054,844
Summit Materials, Inc. Class A (a)	169,011	4,039,363
		7,094,207
Electrical Components & Equipment — 3.5%
Energizer Holdings, Inc. (b)	70,361	3,533,529
EnerSys	15,500	1,159,865
Generac Holdings, Inc. (a)	44,532	4,479,474
		9,172,868
Electronics — 1.1%
Atkore International Group, Inc. (a)	68,545	2,773,331
Engineering & Construction — 2.9%
Comfort Systems USA, Inc.	23,897	1,191,265
KBR, Inc.	131,469	4,009,805
TopBuild Corp. (a)	22,472	2,316,414
		7,517,484
Environmental Controls — 0.8%
Evoqua Water Technologies Corp. (a)	108,358	2,053,384
Machinery – Diversified — 0.6%
Chart Industries, Inc. (a)	21,685	1,463,521
Metal Fabricate & Hardware — 1.8%
Mayville Engineering Co., Inc. (a)	76,772	720,121
Rexnord Corp. (a)	126,839	4,137,488
		4,857,609
Miscellaneous – Manufacturing — 0.9%
EnPro Industries, Inc.	34,975	2,339,128
Transportation — 0.4%
CryoPort, Inc. (a) (b)	60,603	997,525
Trucking & Leasing — 0.5%
The Greenbrier Cos., Inc.	43,384	1,406,943
		39,676,000
Technology — 14.3%
Computers — 3.2%
CACI International, Inc. Class A (a)	21,965	5,491,031
Perspecta, Inc.	105,800	2,797,352
		8,288,383
Semiconductors — 5.0%
Brooks Automation, Inc.	87,929	3,689,501
MKS Instruments, Inc.	51,291	5,642,523
Semtech Corp. (a)	68,356	3,616,032
		12,948,056
Software — 6.1%
Bottomline Technologies de, Inc. (a)	62,094	3,328,238
Envestnet, Inc. (a)	22,411	1,560,478
j2 Global, Inc.	55,187	5,171,574
Zynga, Inc. Class A (a)	983,176	6,017,037
		16,077,327
		37,313,766
Utilities — 3.3%
Electric — 1.7%
Avista Corp.	94,014	4,521,134
Gas — 1.6%
South Jersey Industries, Inc. (b)	128,538	4,239,183
		8,760,317

TOTAL COMMON STOCK (Cost $230,310,481)		260,483,999

TOTAL EQUITIES (Cost $230,310,481)		260,483,999

MUTUAL FUNDS — 3.7%
Diversified Financial Services — 3.7%
State Street Navigator Securities Lending Prime Portfolio (d)	9,545,448	9,545,448

TOTAL MUTUAL FUNDS (Cost $9,545,448)		9,545,448

TOTAL LONG-TERM INVESTMENTS (Cost $239,855,929)		270,029,447

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Small Cap Opportunities Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.9%
Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/19, 0.800%, due 1/02/20 (e)	$2,459,184	$2,459,184

TOTAL SHORT-TERM INVESTMENTS (Cost $2,459,184)		2,459,184

TOTAL INVESTMENTS — 104.3% (Cost $242,315,113) (f)		272,488,631

Other Assets/(Liabilities) — (4.3)%		(11,188,490)

NET ASSETS — 100.0%		$261,300,141

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2019, was $35,111,252 or 13.44% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The fund received $26,395,859 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is a Master Limited Partnership.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $2,459,293. Collateralized by U.S. Government Agency obligations with a rate of 2.875%, maturity date of 10/15/21, and an aggregate market value, including accrued interest, of $2,509,159.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Global Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.2%

COMMON STOCK — 98.9%
Cayman Islands — 2.8%
Farfetch Ltd. Class A (a) (b)	90,892	$940,732
JD.com, Inc. ADR (b)	179,102	6,309,763
StoneCo Ltd. Class A (a) (b)	47,059	1,877,184
		9,127,679
France — 7.9%
Kering SA	13,330	8,781,423
LVMH Moet Hennessy Louis Vuitton SE	30,234	14,080,914
Societe Generale SA	79,468	2,776,669
		25,639,006
Germany — 5.7%
Allianz SE Registered	26,475	6,491,955
Bayer AG Registered	33,050	2,701,507
SAP SE	69,905	9,421,083
		18,614,545
India — 4.6%
DLF Ltd.	2,634,710	8,505,874
ICICI Bank Ltd. Sponsored ADR	427,518	6,451,246
		14,957,120
Italy — 0.2%
Brunello Cucinelli SpA	22,473	795,979
Japan — 14.5%
Capcom Co. Ltd.	83,000	2,305,248
FANUC Corp.	17,400	3,213,575
Keyence Corp.	19,100	6,760,506
MinebeaMitsumi, Inc.	69,600	1,436,304
Murata Manufacturing Co. Ltd.	125,830	7,779,436
Nidec Corp.	55,500	7,581,529
Nintendo Co. Ltd.	8,400	3,390,629
Omron Corp.	65,300	3,804,163
Takeda Pharmaceutical Co. Ltd.	76,208	3,019,197
TDK Corp.	68,000	7,642,782
		46,933,369
Netherlands — 4.8%
Airbus SE	90,957	13,345,002
uniQure NV (a) (b)	29,995	2,149,442
		15,494,444
Spain — 1.8%
Industria de Diseno Textil SA	161,439	5,718,645
Sweden — 2.5%
Assa Abloy AB Class B	186,082	4,348,336
Atlas Copco AB Class A	90,510	3,607,962
		7,956,298
Switzerland — 1.4%
Credit Suisse Group AG Registered	299,293	4,061,693
UBS Group AG Registered	47,795	603,214
		4,664,907
United Kingdom — 3.5%
International Game Technology PLC (a)	98,919	1,480,817
Prudential PLC	248,414	4,779,842
Unilever PLC	90,563	5,184,665
		11,445,324
United States — 49.2%
3M Co.	5,333	940,848
ACADIA Pharmaceuticals, Inc. (b)	17,430	745,655
Adobe, Inc. (b)	35,627	11,750,141
Agilent Technologies, Inc.	53,970	4,604,181
Alphabet, Inc. Class A (b)	17,877	23,944,275
Amazon.com, Inc. (b)	1,549	2,862,304
Anthem, Inc.	30,231	9,130,669
Avantor, Inc. (b)	108,538	1,969,965
Blueprint Medicines Corp. (b)	23,508	1,883,226
Centene Corp. (b)	49,303	3,099,680
Citigroup, Inc.	108,597	8,675,814
Colgate-Palmolive Co.	70,060	4,822,930
Electronic Arts, Inc. (b)	22,947	2,467,032
Equifax, Inc.	30,460	4,268,055
Facebook, Inc. Class A (b)	55,632	11,418,468
Fidelity National Information Services, Inc.	13,511	1,879,245
GlycoMimetics, Inc. (b)	71,950	380,615
The Goldman Sachs Group, Inc.	4,013	922,709
Incyte Corp. (b)	27,143	2,370,127
Intuit, Inc.	40,257	10,544,516
Ionis Pharmaceuticals, Inc. (b)	36,057	2,178,203
MacroGenics, Inc. (b)	69,816	759,598
Maxim Integrated Products, Inc.	122,681	7,546,108
Microsoft Corp.	16,626	2,621,920
PayPal Holdings, Inc. (b)	57,935	6,266,829
Phathom Pharmaceuticals, Inc. (a) (b)	31,962	995,297
S&P Global, Inc.	44,172	12,061,165
Sage Therapeutics, Inc. (a) (b)	20,253	1,462,064
Sarepta Therapeutics, Inc. (a) (b)	15,217	1,963,602
United Parcel Service, Inc. Class B	36,718	4,298,209
Veracyte, Inc. (b)	38,017	1,061,435
The Walt Disney Co.	42,075	6,085,307
Zimmer Biomet Holdings, Inc.	24,791	3,710,717
		159,690,909

TOTAL COMMON STOCK (Cost $181,120,591)		321,038,225

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value

PREFERRED STOCK — 0.3%
Germany — 0.3%
Bayerische Motoren Werke AG 6.470%	17,572	$1,085,026
India — 0.0%
Zee Entertainment Enterprises Ltd. 6.000%	573,050	43,674

TOTAL PREFERRED STOCK (Cost $1,425,082)		1,128,700

TOTAL EQUITIES (Cost $182,545,673)		322,166,925

MUTUAL FUNDS — 0.5%
United States — 0.5%
State Street Navigator Securities Lending Prime Portfolio (c)	1,599,403	1,599,403

TOTAL MUTUAL FUNDS (Cost $1,599,403)		1,599,403

TOTAL LONG-TERM INVESTMENTS (Cost $184,145,076)		323,766,328

	Principal Amount
SHORT-TERM INVESTMENTS — 0.9%
Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/19, 0.800%, due 1/02/20 (d)	$2,928,564	2,928,564

TOTAL SHORT-TERM INVESTMENTS (Cost $2,928,564)		2,928,564

TOTAL INVESTMENTS — 100.6% (Cost $187,073,640) (e)		326,694,892

Other Assets/(Liabilities) — (0.6)%		(1,963,311)

NET ASSETS — 100.0%		$324,731,581

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2019, was $8,637,548 or 2.66% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The fund received $7,157,292 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $2,928,694. Collateralized by U.S. Government Agency obligations with a rate of 2.875%, maturity date of 10/15/21, and an aggregate market value, including accrued interest, of $2,987,339.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier International Equity Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.0%

COMMON STOCK — 98.0%
Australia — 2.0%
CSL Ltd.	30,702	$5,958,371
Belgium — 0.6%
Galapagos NV (a) (b)	8,862	1,844,559
Canada — 5.1%
Alimentation Couche-Tard, Inc. Class B	182,458	5,790,377
CCL Industries, Inc. Class B	89,274	3,803,194
Dollarama, Inc.	86,862	2,985,369
Saputo, Inc.	82,392	2,550,660
		15,129,600
Cayman Islands — 2.4%
Alibaba Group Holding Ltd. Sponsored ADR (b)	21,521	4,564,604
WH Group Ltd. (c)	2,557,000	2,649,424
		7,214,028
Denmark — 2.6%
Ascendis Pharma A/S ADR (b)	8,106	1,127,707
Novo Nordisk A/S Class B	110,967	6,436,050
		7,563,757
Finland — 0.8%
Nokia OYJ	606,528	2,250,125
France — 13.7%
Dassault Systemes SE	20,864	3,441,420
Edenred	79,910	4,134,940
Hermes International	10,866	8,131,502
Legrand SA	33,707	2,750,265
LVMH Moet Hennessy Louis Vuitton SE	10,914	5,082,989
Pernod Ricard SA	24,619	4,406,936
SEB SA (b) (d)	32,437	4,817,319
Ubisoft Entertainment SA (b)	49,785	3,443,959
Valeo SA	40,613	1,437,997
Worldline SA (b) (c)	37,939	2,692,631
		40,339,958
Germany — 7.6%
Continental AG	8,697	1,129,379
Fresenius Medical Care AG & Co. KGaA	48,480	3,595,661
Infineon Technologies AG	228,537	5,240,783
SAP SE	63,581	8,568,799
Siemens Healthineers AG (c)	77,426	3,717,930
		22,252,552
India — 1.9%
ICICI Bank Ltd. Sponsored ADR	371,217	5,601,665
Ireland — 2.4%
Flutter Entertainment PLC	14,761	1,805,769
James Hardie Industries PLC	113,114	2,217,636
Medtronic PLC	27,189	3,084,592
		7,107,997
Japan — 12.1%
Daikin Industries Ltd.	11,300	1,589,126
Hitachi Ltd.	202,800	8,542,349
Hoya Corp.	73,800	7,046,434
Keyence Corp.	18,800	6,654,320
Koito Manufacturing Co. Ltd.	50,600	2,341,935
Kubota Corp.	88,500	1,386,426
Nidec Corp.	27,600	3,770,274
Nitori Holdings Co. Ltd.	27,500	4,345,330
		35,676,194
Netherlands — 9.5%
Aalberts NV	81,477	3,665,476
Airbus SE	33,163	4,865,599
ASML Holding NV	26,277	7,825,558
Boskalis Westminster (a)	33,103	849,684
Heineken NV	28,385	3,027,870
STMicroelectronics NV	283,840	7,660,656
		27,894,843
New Zealand — 1.3%
Xero Ltd. (b)	68,892	3,878,596
Panama — 0.5%
Carnival Corp.	27,139	1,379,475
Spain — 4.7%
Amadeus IT Group SA	44,530	3,648,647
Grifols SA	209,201	7,386,509
Prosegur Cash SA (a) (c)	924,195	1,409,115
Prosegur Cia de Seguridad SA	304,672	1,258,734
		13,703,005
Sweden — 3.9%
Atlas Copco AB Class A	123,897	4,938,854
Epiroc AB Class A	276,251	3,376,087
Swedish Match AB	61,319	3,161,228
		11,476,169
Switzerland — 10.7%
Barry Callebaut AG Registered	2,233	4,936,494
Cie Financiere Richemont SA Registered	36,270	2,847,104
Lonza Group AG Registered	10,389	3,789,024
Roche Holding AG	18,791	6,093,133
Sika AG Registered	25,218	4,749,029
Temenos Group AG Registered	24,311	3,843,614
VAT Group AG (c)	30,270	5,121,046
		31,379,444

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Taiwan — 1.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	493,000	$5,459,714
Thailand — 0.8%
CP ALL PCL	932,800	2,249,962
United Kingdom — 10.6%
Atlassian Corp. PLC Class A (b)	8,429	1,014,346
Blue Prism Group PLC (a) (b)	38,141	571,534
Britvic PLC	177,171	2,126,310
Bunzl PLC	31,071	850,118
Ferguson PLC	32,443	2,947,660
Intertek Group PLC	43,419	3,369,866
Legal & General Group PLC	885,091	3,565,826
LivaNova PLC (b)	22,418	1,690,990
Melrose Industries PLC	1,177,730	3,764,454
Next PLC	26,117	2,431,768
Prudential PLC	196,604	3,782,943
TechnipFMC PLC	118,734	2,522,426
The Weir Group PLC	124,304	2,487,322
		31,125,563
United States — 2.9%
EPAM Systems, Inc. (b)	24,674	5,234,836
ResMed, Inc.	22,060	3,418,638
		8,653,474

TOTAL COMMON STOCK (Cost $221,561,739)		288,139,051

PREFERRED STOCK — 0.0%
India — 0.0%
Zee Entertainment Enterprises Ltd. 6.000%	653,347	49,794

TOTAL PREFERRED STOCK (Cost $19,495)		49,794

TOTAL EQUITIES (Cost $221,581,234)		288,188,845

MUTUAL FUNDS — 0.2%
United States — 0.2%
State Street Navigator Securities Lending Prime Portfolio (e)	713,354	713,354

TOTAL MUTUAL FUNDS (Cost $713,354)		713,354

TOTAL LONG-TERM INVESTMENTS (Cost $222,294,588)		288,902,199

	Principal Amount
SHORT-TERM INVESTMENTS — 4.6%
Repurchase Agreement — 4.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/19, 0.800%, due 1/02/20 (f)	$13,394,523	$13,394,523

TOTAL SHORT-TERM INVESTMENTS (Cost $13,394,523)		13,394,523

TOTAL INVESTMENTS — 102.8% (Cost $235,689,111) (g)		302,296,722

Other Assets/(Liabilities) — (2.8)%		(8,261,232)

NET ASSETS — 100.0%		$294,035,490

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2019, was $2,069,685 or 0.70% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The fund received $1,446,045 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2019, the aggregate market value of these securities amounted to $15,590,146 or 5.30% of net assets.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2019, these securities amounted to a value of $4,817,319 or 1.64% of net assets.
(e)	Represents investment of security lending cash collateral. (Note 2).
(f)	Maturity value of $13,395,118. Collateralized by U.S. Government Agency obligations with a rate of 2.875%, maturity date of 10/15/21, and an aggregate market value, including accrued interest, of $13,666,692.
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.4%

COMMON STOCK — 94.3%
Bermuda — 2.9%
Credicorp Ltd.	16,399	$3,495,118
Jardine Strategic Holdings Ltd.	59,471	1,823,419
		5,318,537
Brazil — 3.4%
Atacadao SA	311,000	1,809,323
B3 SA — Brasil Bolsa Balcao	167,388	1,788,675
Itau Unibanco Holding SA Sponsored ADR	91,006	832,705
Vale SA Sponsored ADR	132,797	1,752,920
		6,183,623
Cayman Islands — 22.8%
Alibaba Group Holding Ltd. Sponsored ADR (a)	61,566	13,058,149
Baozun, Inc. ADR (a) (b)	24,433	809,221
Budweiser Brewing Co. APAC Ltd. (a) (c)	965,400	3,259,546
Hansoh Pharmaceutical Group Co. Ltd. (a) (c)	122,000	406,039
Huazhu Group Ltd. ADR (b)	130,253	5,219,238
Hutchison China MediTech Ltd. ADR (a)	14,170	355,242
Innovent Biologics, Inc. (a) (c)	301,500	1,028,463
Meituan Dianping Class B (a)	150,100	1,965,674
OneConnect Financial Technology Co. Ltd. (a) (b)	58,759	589,353
Pagseguro Digital Ltd. Class A (a) (b)	17,665	603,436
StoneCo Ltd. Class A (a)	21,155	843,873
Tencent Holdings Ltd.	189,990	9,164,841
Wuxi Biologics Cayman, Inc. (a) (c)	72,500	919,552
ZTO Express Cayman, Inc. ADR	144,091	3,364,525
		41,587,152
Chile — 0.9%
SACI Falabella	392,449	1,692,493
China — 4.9%
China International Capital Corp. Ltd. Class H (c)	405,200	783,557
Jiangsu Hengrui Medicine Co. Ltd. Class A	326,663	4,107,747
Ping An Insurance Group Co. of China Ltd. Class A	251,272	3,084,208
Shanghai Junshi Bioscience Class H (a) (c)	30,200	103,253
Sinopharm Group Co. Ltd. Class H	234,593	858,050
		8,936,815
Colombia — 0.6%
Grupo Aval Acciones y Valores SA ADR	119,525	1,042,258
Egypt — 0.6%
Commercial International Bank Egypt SAE	197,584	1,021,774
France — 5.5%
Kering SA	13,915	9,166,804
LVMH Moet Hennessy Louis Vuitton SE	2,024	942,640
		10,109,444
Hong Kong — 5.3%
AIA Group Ltd.	636,800	6,700,190
Hang Lung Properties Ltd.	107,000	233,917
Hong Kong Exchanges & Clearing Ltd.	86,478	2,802,886
		9,736,993
India — 10.6%
Cholamandalam Investment and Finance Co. Ltd.	101,795	435,897
Housing Development Finance Corp. Ltd.	256,810	8,698,455
Kotak Mahindra Bank Ltd.	204,510	4,825,274
Oberoi Realty Ltd.	66,729	497,117
Tata Consultancy Services Ltd.	111,665	3,385,656
Zee Entertainment Enterprises Ltd.	353,109	1,446,163
		19,288,562
Indonesia — 1.0%
Bank Central Asia Tbk PT	367,200	882,151
Indocement Tunggal Prakarsa Tbk PT	392,435	538,485
Semen Indonesia Persero Tbk PT	427,800	369,106
		1,789,742
Italy — 2.0%
Moncler SpA	31,863	1,433,136
PRADA SpA	520,400	2,154,548
		3,587,684
Mexico — 7.1%
Alsea SAB de CV (a)	317,928	837,887
Fomento Economico Mexicano SAB de CV	537,665	5,071,099
Fomento Economico Mexicano SAB de CV Sponsored ADR	13,646	1,289,684
Grupo Aeroportuario del Sureste SAB de CV Class B	53,058	994,064
Grupo Financiero Banorte SAB de CV Class O	122,544	684,159
Grupo Financiero Inbursa SAB de CV Class O	777,782	954,359

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Grupo Mexico SAB de CV Series B	1,020,067	$2,804,341
Wal-Mart de Mexico SAB de CV	99,799	286,505
		12,922,098
Netherlands — 1.1%
Steinhoff International Holdings NV (a) (b)	139,850	8,382
Yandex NV Class A (a)	45,949	1,998,322
		2,006,704
Philippines — 2.2%
Ayala Land, Inc.	1,214,800	1,089,435
SM Investments Corp.	117,895	2,426,748
SM Prime Holdings, Inc.	535,557	444,203
		3,960,386
Republic of Korea — 2.7%
Amorepacific Corp.	6,394	1,102,686
AMOREPACIFIC Group	6,549	467,808
LG Household & Health Care Ltd.	651	709,175
Samsung Biologics Co. Ltd. (a) (c)	6,846	2,553,113
		4,832,782
Russia — 7.6%
LUKOIL PJSC Sponsored ADR	22	2,172
LUKOIL PJSC Sponsored ADR	9,945	987,959
MMC Norilsk Nickel PJSC	1,362	419,741
MMC Norilsk Nickel PJSC ADR	11	335
MMC Norilsk Nickel PJSC ADR (Russia)	20,994	642,099
Novatek PJSC Sponsored GDR Registered	35,732	7,256,127
Novatek PJSC Sponsored GDR Registered	7,025	1,426,075
Polyus PJSC GDR (c) (d)	5,075	287,753
Sberbank of Russia PJSC	705,024	2,893,712
		13,915,973
South Africa — 2.4%
FirstRand Ltd.	871,592	3,919,879
Shoprite Holdings Ltd.	48,762	438,984
		4,358,863
Taiwan — 4.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	807,000	8,937,098
Thailand — 0.4%
Siam Commercial Bank PCL	191,100	778,340
Turkey — 1.4%
Akbank T.A.S. (a)	1,013,155	1,382,221
Anadolu Efes Biracilik Ve Malt Sanayii AS	169,100	656,329
BIM Birlesik Magazalar AS	56,790	445,705
		2,484,255
United Kingdom — 1.0%
Glencore PLC	558,060	1,745,012
United States — 3.0%
MercadoLibre, Inc. (a)	975	557,642
Yum China Holdings, Inc.	102,449	4,918,576
		5,476,218

TOTAL COMMON STOCK (Cost $142,755,442)		171,712,806

PREFERRED STOCK — 3.1%
Brazil — 1.7%
Lojas Americanas SA 0.640%	471,520	3,045,469
India — 0.0%
Zee Entertainment Enterprises Ltd. 6.000%	742,906	56,620
Singapore — 1.4%
Grab Holdings, Inc. (acquired 6/18/19, Cost $2,438,401) (a) (d) (e) (f)	395,658	2,438,401

TOTAL PREFERRED STOCK (Cost $4,977,628)		5,540,490

TOTAL EQUITIES (Cost $147,733,070)		177,253,296

MUTUAL FUNDS — 0.7%
United States — 0.7%
State Street Navigator Securities Lending Prime Portfolio (g)	1,311,062	1,311,062

TOTAL MUTUAL FUNDS (Cost $1,311,062)		1,311,062

RIGHTS — 0.0%
Brazil — 0.0%
Lojas Americanas SA, Expires 01/8/20 (a) (d)	4,015	9,382

TOTAL RIGHTS (Cost $0)		9,382

TOTAL LONG-TERM INVESTMENTS (Cost $149,044,132)		178,573,740

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 5.0%
Repurchase Agreement — 5.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/19, 0.800%, due 1/02/20 (h)	$9,127,014	$9,127,014

TOTAL SHORT-TERM INVESTMENTS (Cost $9,127,014)		9,127,014

TOTAL INVESTMENTS — 103.1% (Cost $158,171,146) (i)		187,700,754

Other Assets/(Liabilities) — (3.1)%		(5,655,018)

NET ASSETS — 100.0%		$182,045,736

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2019, was $3,431,743 or 1.89% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The fund received $2,251,104 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2019, the aggregate market value of these securities amounted to $9,341,276 or 5.13% of net assets.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2019, these securities amounted to a value of $2,735,536 or 1.50% of net assets.
(e)	Investment was valued using significant unobservable inputs.
(f)	Restricted security. Certain securities are restricted as to resale. At December 31, 2019, these securities amounted to a value of $2,438,401 or 1.34% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)	Maturity value of $9,127,420. Collateralized by U.S. Government Agency obligations with a rate of 2.875%, maturity date of 10/15/21, and an aggregate market value, including accrued interest, of $9,311,655.
(i)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

Notes to Portfolio of Investments (Unaudited)

1.       The Funds

MassMutual Premier Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Premier Short-Duration Bond Fund (“Short-Duration Bond Fund”)

MassMutual Premier Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MassMutual Premier Core Bond Fund (“Core Bond Fund”)

MassMutual Premier Diversified Bond Fund (“Diversified Bond Fund”)

MassMutual Premier High Yield Fund (“High Yield Fund”)

MassMutual Premier Balanced Fund (“Balanced Fund”)

MassMutual Premier Disciplined Value Fund (“Disciplined Value Fund”)

MassMutual Premier Main Street Fund (“Main Street Fund”)

MassMutual Premier Disciplined Growth Fund (“Disciplined Growth Fund”)

MassMutual Premier Small Cap Opportunities Fund (“Small Cap Opportunities Fund”)

MassMutual Premier Global Fund (“Global Fund”)

MassMutual Premier International Equity Fund (“International Equity Fund”)

MassMutual Premier Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.       Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

[1]	The voting members of the Valuation Committee consist of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO, Secretary, and Assistant Secretaries) of the Trust, as well as such other members as the Trustees may from time to time designate. The non-voting members of the Valuation Committee consist of the CCO, Secretary, and Assistant Secretaries. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 –	quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)

Notes to Portfolio of Investments (Unaudited) (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The Disciplined Value Fund, Disciplined Growth Fund, and Small Cap Opportunities Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of December 31, 2019. For each Fund noted in the preceding sentence, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of December 31, 2019, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3	Total
Short-Duration Bond Fund
Asset Investments
Corporate Debt	$-	$191,474,040	$-	$191,474,040
Municipal Obligations	-	848,216	-	848,216
Non-U.S. Government Agency Obligations	-	279,852,428	-	279,852,428
U.S. Government Agency Obligations and Instrumentalities	-	5,236,063	-	5,236,063
U.S. Treasury Obligations	-	1,919,862	-	1,919,862
Purchased Options	-	3,798,407	-	3,798,407
Mutual Funds	877,520	-	-	877,520
Short-Term Investments	-	21,470,284	-	21,470,284
Total Investments	$877,520	$504,599,300	$-	$505,476,820
Asset Derivatives
Futures Contracts	$1,256,225	$-	$-	$1,256,225
Liability Derivatives
Futures Contracts	$(680,305)	$-	$-	$(680,305)

Inflation-Protected and Income Fund
Asset Investments
Corporate Debt	$-	$1,020,501	$-	$1,020,501
Non-U.S. Government Agency Obligations	-	120,184,030	-	120,184,030
U.S. Treasury Obligations	-	72,653,499	-	72,653,499
Purchased Options	-	1,176,291	-	1,176,291
Short-Term Investments	-	125,723,066	-	125,723,066
Total Investments	$-	$320,757,387	$-	$320,757,387
Asset Derivatives
Futures Contracts	$189,511	$-	$-	$189,511
Swap Agreements	-	1,839,030	-	1,839,030
Total	$189,511	$1,839,030	$-	$2,028,541

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total

Inflation-Protected and Income Fund (Continued)
Liability Derivatives
Futures Contracts	$(207,466)	$-	$-		$(207,466)
Swap Agreements	-	(127)	-		(127)
Total	$(207,466)	$(127)	$-		$(207,593)

Core Bond Fund
Asset Investments
Preferred Stock	$3,464,500	$-	$-		$3,464,500
Corporate Debt	-	487,351,757	-		487,351,757
Municipal Obligations	-	7,882,019	-		7,882,019
Non-U.S. Government Agency Obligations	-	479,575,025	-		479,575,025
Sovereign Debt Obligations	-	9,940,060	-		9,940,060
U.S. Government Agency Obligations and Instrumentalities	-	374,424,246	-		374,424,246
U.S. Treasury Obligations	-	54,205,092	-		54,205,092
Purchased Options	-	7,054,096	-		7,054,096
Mutual Funds	7,066,830	-	-		7,066,830
Short-Term Investments	-	156,597,182	-		156,597,182
Total Investments	$10,531,330	$1,577,029,477	$-		$1,587,560,807
Asset Derivatives
Futures Contracts	$247,015	$-	$-		$247,015
Liability Derivatives
Futures Contracts	$(2,867,124)	$-	$-		$(2,867,124)

Diversified Bond Fund
Asset Investments
Common Stock	$18,661	$-	$807	**	$19,468
Preferred Stock	266,500	-	-		266,500
Corporate Debt	-	100,997,172	-		100,997,172
Municipal Obligations	-	688,712	-		688,712
Non-U.S. Government Agency Obligations	-	76,360,868	-		76,360,868
Sovereign Debt Obligations	-	1,474,280	-		1,474,280
U.S. Government Agency Obligations and Instrumentalities	-	51,513,360	-		51,513,360
U.S. Treasury Obligations	-	6,882,104	-		6,882,104
Purchased Options	-	1,830,074	-		1,830,074
Warrants	-	-	3,791	**	3,791
Mutual Funds	2,801,160	-	-		2,801,160
Short-Term Investments	-	24,955,972	-		24,955,972
Total Investments	$3,086,321	$264,702,542	$4,598		$267,793,461
Asset Derivatives
Forward Contracts	$-	$84,385	$-		$84,385
Futures Contracts	84,347	-	-		84,347
Total	$84,347	$84,385	$-		$168,732
Liability Derivatives
Forward Contracts	$-	$(60,077)	$-		$(60,077)
Futures Contracts	(554,458)	-	-		(554,458)
Total	$(554,458)	$(60,077)	$-		$(614,535)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3		Total
High Yield Fund
Asset Investments
Common Stock	$610,239	$1,010,594		$9,899	**	$1,630,732
Preferred Stock	-	-		-	+**	-
Bank Loans	-	36,067,078		-		36,067,078
Corporate Debt	-	507,998,320		-		507,998,320
Warrants	-	-		1,988	**	1,988
Mutual Funds	28,047,570	-		-		28,047,570
Short-Term Investments	-	3,997,932		-		3,997,932
Total Investments	$28,657,809	$549,073,924		$11,887		$577,743,620

Balanced Fund
Asset Investments
Common Stock	$73,398,056	$-		$-		$73,398,056
Preferred Stock	133,250	-		-		133,250
Corporate Debt	-	15,646,070		-		15,646,070
Municipal Obligations	-	384,799		-		384,799
Non-U.S. Government Agency Obligations	-	14,618,270		-		14,618,270
Sovereign Debt Obligations	-	309,515		-		309,515
U.S. Government Agency Obligations and Instrumentalities	-	11,840,571		-		11,840,571
U.S. Treasury Obligations	-	957,117		-		957,117
Purchased Options	-	179,492		-		179,492
Rights	10,830	-		-		10,830
Mutual Funds	11,883,705	-		-		11,883,705
Short-Term Investments	-	5,343,018		-		5,343,018
Total Investments	$85,425,841	$49,278,852		$-		$134,704,693
Asset Derivatives
Futures Contracts	$33,352	$-		$-		$33,352
Liability Derivatives
Futures Contracts	$(74,139)	$-		$-		$(74,139)

Main Street Fund
Asset Investments
Common Stock	$120,000,721	$1,878,526	*	$-		$121,879,247
Short-Term Investments	-	1,776,737		-		1,776,737
Total Investments	$120,000,721	$3,655,263		$-		$123,655,984

Global Fund
Asset Investments
Common Stock*
Cayman Islands	$9,127,679	$-		$-		$9,127,679
France	-	25,639,006		-		25,639,006
Germany	-	18,614,545		-		18,614,545
India	6,451,246	8,505,874		-		14,957,120
Italy	-	795,979		-		795,979
Japan	-	46,933,369		-		46,933,369
Netherlands	2,149,442	13,345,002		-		15,494,444
Spain	-	5,718,645		-		5,718,645

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total

Global Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
Sweden	$-	$7,956,298	$-	$7,956,298
Switzerland	-	4,664,907	-	4,664,907
United Kingdom	1,480,817	9,964,507	-	11,445,324
United States	159,690,909	-	-	159,690,909
Preferred Stock*
Germany	-	1,085,026	-	1,085,026
India	43,674	-	-	43,674
Mutual Funds	1,599,403	-	-	1,599,403
Short-Term Investments	-	2,928,564	-	2,928,564
Total Investments	$180,543,170	$146,151,722	$-	$326,694,892

International Equity Fund
Asset Investments
Common Stock*
Australia	$-	$5,958,371	$-	$5,958,371
Belgium	-	1,844,559	-	1,844,559
Canada	15,129,600	-	-	15,129,600
Cayman Islands	4,564,604	2,649,424	-	7,214,028
Denmark	1,127,707	6,436,050	-	7,563,757
Finland	-	2,250,125	-	2,250,125
France	-	40,339,958	-	40,339,958
Germany	-	22,252,552	-	22,252,552
India	5,601,665	-	-	5,601,665
Ireland	3,084,592	4,023,405	-	7,107,997
Japan	-	35,676,194	-	35,676,194
Netherlands	-	27,894,843	-	27,894,843
New Zealand	-	3,878,596	-	3,878,596
Panama	1,379,475	-	-	1,379,475
Spain	-	13,703,005	-	13,703,005
Sweden	-	11,476,169	-	11,476,169
Switzerland	-	31,379,444	-	31,379,444
Taiwan	-	5,459,714	-	5,459,714
Thailand	2,249,962	-	-	2,249,962
United Kingdom	2,705,336	28,420,227	-	31,125,563
United States	8,653,474	-	-	8,653,474
Preferred Stock*
India	49,794	-	-	49,794
Mutual Funds	713,354	-	-	713,354
Short-Term Investments	-	13,394,523	-	13,394,523
Total Investments	$45,259,563	$257,037,159	$-	$302,296,722

Strategic Emerging Markets Fund
Asset Investments
Common Stock*
Bermuda	$3,495,118	$1,823,419	$-	$5,318,537
Brazil	2,585,625	3,597,998	-	6,183,623
Cayman Islands	24,843,037	16,744,115	-	41,587,152
Chile	-	1,692,493	-	1,692,493

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total

Strategic Emerging Markets Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
China	$-	$8,936,815	$-	$8,936,815
Colombia	1,042,258	-	-	1,042,258
Egypt	-	1,021,774	-	1,021,774
France	-	10,109,444	-	10,109,444
Hong Kong	-	9,736,993	-	9,736,993
India	-	19,288,562	-	19,288,562
Indonesia	-	1,789,742	-	1,789,742
Italy	-	3,587,684	-	3,587,684
Mexico	12,922,098	-	-	12,922,098
Netherlands	1,998,322	8,382	-	2,006,704
Philippines	-	3,960,386	-	3,960,386
Republic of Korea	-	4,832,782	-	4,832,782
Russia	1,426,075	12,489,898	-	13,915,973
South Africa	-	4,358,863	-	4,358,863
Taiwan	-	8,937,098	-	8,937,098
Thailand	778,340	-	-	778,340
Turkey	-	2,484,255	-	2,484,255
United Kingdom	-	1,745,012	-	1,745,012
United States	5,476,218	-	-	5,476,218
Preferred Stock*
Brazil	-	3,045,469	-	3,045,469
India	56,620	-	-	56,620
Singapore	-	-	2,438,401	2,438,401
Mutual Funds	1,311,062	-	-	1,311,062
Rights	-	9,382	-	9,382
Short-Term Investments	-	9,127,014	-	9,127,014
Total Investments	$55,934,773	$129,327,580	$2,438,401	$187,700,754

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.
**	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund(s). Level 3 investments at the end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended December 31, 2019 is not presented.
+	Represents a security at $0 value as of December 31, 2019.

The Funds, except for the High Yield Fund, had no Level 3 transfers during the period ended December 31, 2019. The High Yield Fund had Level 3 transfers during the period ended December 31, 2019; however, none of the transfers individually or collectively had a material impact on the High Yield Fund.

Notes to Portfolio of Investments (Unaudited) (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 9/30/19	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3	Transfers (out) of Level 3	Balance as of 12/31/19	Net Change in Unrealized Appreciation (Depreciation) from Investments Still held as of 12/31/19
Strategic Emerging Markets Fund
Preferred Stock	$2,438,401	$-	$-	$-	$-	$-	$-	$-	$2,438,401	$-

The Strategic Emerging Markets Fund fair values certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments, but may include defaulted securities and new debt issuances. There may not be a secondary market for such investments, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Valuation Committee. Valuations are reviewed by members of the Valuation Committee utilizing available market information to determine if the carrying value of these investments should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment, also referred to as enterprise value (EV) to earnings before interest, taxes, depreciation, and amortization (EBITDA) ratios. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Strategic Emerging Markets Fund. All market variables are assessed on a regular frequency and calibrated as necessary.

	Fair Value Amount	Valuation Technique	Unobservable Input Description	Value/ Weighted Average Range
Strategic Emerging Markets Fund

Preferred Stock — $2,438,401
Grab Holdings, Inc.	$2,438,401	Market Approach	Market Transaction	$6.16
Total	$2,438,401

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Notes to Portfolio of Investments (Unaudited) (Continued)

At December 31, 2019, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Short-Duration Bond Fund
Asset Derivatives
Purchased Options	$-	$-	$3,798,407	$3,798,407
Futures Contracts	-	-	1,256,225	1,256,225
Total Value	$-	$-	$5,054,632	$5,054,632
Liability Derivatives
Futures Contracts	$-	$-	$(680,305)	$(680,305)

Inflation-Protected and Income Fund
Asset Derivatives
Purchased Options	$-	$-	$1,176,291	$1,176,291
Futures Contracts	-	-	189,511	189,511
Swap Agreements	1,775,173	-	63,857	1,839,030
Total Value	$1,775,173	$-	$1,429,659	$3,204,832
Liability Derivatives
Futures Contracts	$-	$-	$(207,466)	$(207,466)
Swap Agreements	-	-	(127)	(127)
Total Value	$-	$-	$(207,593)	$(207,593)

Core Bond Fund
Asset Derivatives
Purchased Options	$-	$-	$7,054,096	$7,054,096
Futures Contracts	-	-	247,015	247,015
Total Value	$-	$-	$7,301,111	$7,301,111
Liability Derivatives
Futures Contracts	$-	$-	$(2,867,124)	$(2,867,124)

Diversified Bond Fund
Asset Derivatives
Purchased Options	$-	$-	$1,830,074	$1,830,074
Forward Contracts	-	84,385	-	84,385
Futures Contracts	-	-	84,347	84,347
Total Value	$-	$84,385	$1,914,421	$1,998,806
Liability Derivatives
Forward Contracts	$-	$(60,077)	$-	$(60,077)
Futures Contracts	-	-	(554,458)	(554,458)
Total Value	$-	$(60,077)	$(554,458)	$(614,535)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total

Balanced Fund
Asset Derivatives
Purchased Options	$-	$-	$179,492	$179,492
Futures Contracts	33,352	-	-	33,352
Total Value	$33,352	$-	$179,492	$212,844
Liability Derivatives
Futures Contracts	$-	$-	$(74,139)	$(74,139)

At December 31, 2019, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts or Shares/Units†
Fund Name	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Swaptions
Short-Duration Bond Fund	2,449	$-	$-	$88,630,000
Inflation-Protected and Income Fund	244	-	28,843,151	27,270,000
Core Bond Fund	2,002	-	-	164,520,000
Diversified Bond Fund	342	6,454,573	-	42,700,000
Balanced Fund	77	-	-	4,190,000

†	Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, and purchased swaptions, based on absolute values, at December 31, 2019.

Further details regarding the derivatives and other investments held by the Fund(s) at December 31, 2019, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Notes to Portfolio of Investments (Unaudited) (Continued)

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Notes to Portfolio of Investments (Unaudited) (Continued)

Total Return Swaps. A Fund also may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.
During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

A Fund’s current exposure to a counterparty is the fair value of the transaction.

Notes to Portfolio of Investments (Unaudited) (Continued)

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Notes to Portfolio of Investments (Unaudited) (Continued)

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Inflation-Linked Securities

Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.

Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.

The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If a Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.

Notes to Portfolio of Investments (Unaudited) (Continued)

Bank Loans

A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At December 31, 2019, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Notes to Portfolio of Investments (Unaudited) (Continued)

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency Obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At December 31, 2019, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Notes to Portfolio of Investments (Unaudited) (Continued)

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets or another alternative method.

Foreign Securities

The Global Fund invests a significant amount of its assets in foreign securities and each of the International Equity Fund and Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

Notes to Portfolio of Investments (Unaudited) (Continued)

3.	Federal Income Tax Information

At December 31, 2019, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund	$501,530,100	$8,311,856	$(4,365,136)	$3,946,720
Inflation-Protected and Income Fund	318,102,017	3,279,294	(623,924)	2,655,370
Core Bond Fund	1,555,376,077	41,230,127	(9,045,397)	32,184,730
Diversified Bond Fund	262,041,738	7,507,350	(1,755,627)	5,751,723
High Yield Fund	576,851,271	20,840,097	(19,947,748)	892,349
Balanced Fund	121,690,214	14,392,578	(1,378,099)	13,014,479
Disciplined Value Fund	104,864,228	10,870,272	(2,812,497)	8,057,775
Main Street Fund	102,391,346	22,091,987	(827,349)	21,264,638
Disciplined Growth Fund	212,524,394	47,738,314	(3,309,032)	44,429,282
Small Cap Opportunities Fund	242,315,113	39,186,475	(9,012,957)	30,173,518
Global Fund	187,073,640	143,743,269	(4,122,017)	139,621,252
International Equity Fund	235,689,111	74,301,618	(7,694,007)	66,607,611
Strategic Emerging Markets Fund	158,171,146	34,647,452	(5,117,844)	29,529,608

4.	New Accounting Pronouncements

In March 2017, FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 would first be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of these changes and its impact on the Funds’ financial statements.

In August 2018, FASB issued Accounting Standards Update 2018-13 — Fair Value Measurement (Topic 820) Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy, and the valuation processes for Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated the impact of ASU 2018-13 and has early adopted the disclosure requirements and the impact, if any, is reflected within the Funds’ financial statements.

5.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds. On April 5, 2012, the adversary proceeding was transferred to the Southern District of New York for consolidated pretrial proceedings. The action is now being prosecuted by the litigation trustee (“Trustee”) for the Tribune Litigation Trust.

The potential amounts sought to be recovered from the Balanced Fund, Disciplined Value Fund, and Small Cap Opportunities Fund, are approximately $44,200, $299,880, and $414,800, respectively, plus interest and the Official Committee’s court costs.

Notes to Portfolio of Investments (Unaudited) (Continued)

In addition, on June 2, 2011, the Disciplined Value Fund and Small Cap Opportunities Fund were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds. On December 20, 2011, this action was transferred to the Southern District of New York for consolidated pretrial proceedings.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Trustee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.